UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23489

Nuveen Dynamic Municipal Opportunities Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Mark L. Winget
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.
Closed-End	30 April
Funds	2021

Nuveen Municipal Closed-End Funds

NVG	Nuveen AMT-Free Municipal Credit Income Fund
NZF	Nuveen Municipal Credit Income Fund
NMZ	Nuveen Municipal High Income Opportunity Fund
NMCO	Nuveen Municipal Credit Opportunities Fund
NDMO	Nuveen Dynamic Municipal Opportunities Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #2 or (ii) by logging into your Investor Center account at www.computershare.com/investor and clicking on “Communication Preferences”. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
Semiannual
Report

Life is Complex.
Nuveen makes things e-simple.
It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports
right to your e-mail!

www.investordelivery.com
If you receive your Nuveen Fund
dividends and statements from your
financial professional or brokerage account.

or

www.nuveen.com/client-access
If you receive your Nuveen Fund
dividends and statements directly from
Nuveen.

NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Chair’s Letter
to Shareholders
Dear Shareholders,
More than a year has passed since the World Health Organization declared COVID-19 a global pandemic in March 2020, resulting in a year of global economic recession, financial market turbulence and some immeasurable losses. Although the health crisis persists, with the widespread distribution of vaccines in the U.S. and extraordinary economic interventions by governments and central banks around the world, we collectively look forward to what our “new normal” might be.
With vaccine progress and economic stimulus providing real benefits to the global economy, markets continue to anticipate a strong rebound in growth, especially in the U.S., along with higher inflation. To extend relief programs enacted earlier in the crisis, the U.S. government passed $900 billion in aid to individuals and businesses in late December 2020. Another $1.9 tril-lion relief package was signed into law in March 2021 providing extended unemployment benefits, direct payments to individuals and families, assistance to state and local municipalities, grants to education and public health, and other support. Currently, Congress is working on an infrastructure spending plan, although its final shape and whether it passes remains to be seen. The U.S. Federal Reserve (Fed) and other central banks around the world remain committed to supporting the recovery by maintaining accommodative monetary conditions. However, as economies have reopened, the surge in consumer demand has outpaced supply chain capacity, resulting in a jump in inflation indicators in recent months. Whether inflation persists is a subject of debate by economists and market observers, while the Fed and other central banks believe it to be more transitory.
While the markets’ longer-term outlook has brightened, we expect intermittent bouts of volatility to continue. Markets are closely monitoring central bank signals, particularly if inflation remains elevated, as a sooner-than-expected shift to monetary tightening could slow the economic recovery. Additionally, COVID-19 cases are still elevated in some regions, as more virulent strains have spread and vaccination rollouts have been uneven around the world. The recovery hinges on controlling the virus, and estimates vary considerably on when economic activity might be fully restored and what level of public inoculation would be sufficient to contain the virus spread. On the political front, the Biden administration’s full policy agenda and the potential for Congressional gridlock remain to be seen, either of which could cause investment outlooks to shift. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.
If you have concerns about what’s coming next, it can be an opportune time to assess your portfolio. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
June 22, 2021

Portfolio Managers’ Comments

Nuveen AMT-Free Municipal Credit Income Fund (NVG)
Nuveen Municipal Credit Income Fund (NZF)
Nuveen Municipal High Income Opportunity Fund (NMZ)
Nuveen Municipal Credit Opportunities Fund (NMCO)
Nuveen Dynamic Municipal Opportunities Fund (NDMO)
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio managers John V. Miller, CFA, Steve M. Hlavin, Paul L. Brennan, CFA, Scott R. Romans, PhD and Timothy T. Ryan, CFA discuss key investment strategies and the six-month performance of NVG, NZF, NMZ, NMCO and NDMO. Paul has managed NVG since 2006, Scott assumed portfolio management responsibility for NZF in 2016, John has managed NMZ since its inception in 2003, John and Steve have managed NMCO since its inception in 2019 and John and Tim have managed NDMO since its inception in 2020.
An Update on COVID-19 Coronavirus and its Impact on the Securities Markets
Vaccination progress across Western countries has been encouraging for the markets, although the spread of new variants of the COVID-19 coronavirus is being closely watched. Although the pace of vaccinations in the U.S. has recently slowed, half of U.S. states and Washington D.C. have fully vaccinated at least 50% of their adult populations as of May 2021 according to the Centers for Disease Control and Prevention. In other regions of the world, vaccine rollouts have been slower than expected. Nevertheless, there are more vaccines still in development, some of which have announced positive trial results, vaccine trials have begun for children and governments are looking to adjust rollout plans to speed and/or broaden distribution.
After moderating in late 2020, the U.S. economic recovery reaccelerated in early 2021 as vaccinations, reopening and federal stimulus checks encouraged consumer spending. Pledges from central banks and governments to sustain the recovery with policy support are underpinning positive economic outlooks for the full year and beyond. The U.S. government approved a $900 billion relief package in late December 2020 and followed with another $1.9 trillion stimulus plan in March 2021. The Biden administration has proposed a $2 trillion infrastructure improvement plan and a $1.8 trillion families plan investing in education, child care, paid family leave and other support, although the specifics of both proposals are expected to be highly debated in Congress.
Markets rallied on optimism for normalization in daily life and in the economy, furthering the recovery from the March 2020 sell-off. Although the detection of the virus in China was made public in December 2019, markets did not start to fully acknowledge the risks

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)

and potential economic impact until the latter portion of February 2020, when outbreaks outside of China were first reported. Global stock markets sold off severely, with the S&P 500® Index reaching a bear market (a 20% drop from the previous high) within three weeks, the fastest bear market decline in history. Even certain parts of the bond market suffered; below investment grade municipal and corporate bonds generally dropped the furthest, mostly out of concerns for the continued financial stability of lower quality issuers. Demand for safe-haven assets, along with mounting recession fears, drove the yield on the 10-year U.S. Treasury note to 0.5% in March 2020, an all-time low. Additionally, oil prices collapsed to an 18-year low on supply glut concerns, as shut-downs across the global economy sharply reduced oil demand, although oil prices have recovered to well above those lows.
Nuveen Fund Advisors, LLC, and the portfolio management teams are monitoring the situation carefully and managing the Funds to best pursue investment objectives while mitigating risks through all market environments.
What key strategies were used to manage the five Funds during the six-month reporting period ended April 30, 2021, and how did these strategies influence performance?
The Nuveen AMT-Free Municipal Credit Income Fund seeks to provide current income exempt from regular federal income tax and to enhance portfolio value relative to the municipal bond market by investing in tax-exempt municipal bonds that the Fund’s investment adviser believes are underrated or undervalued or that represent municipal market sectors that are undervalued. The Fund invests in municipal securities that are exempt from federal income taxes. The Fund uses leverage. By investment policy, the Fund may invest up to 55% of its managed assets in municipal securities rated at the time of investment Baa/BBB and below or judged to be of comparable quality by the Fund’s portfolio management team.
The Nuveen Municipal Credit Income Fund seeks to provide current income exempt from regular federal income tax by investing in an actively managed portfolio of tax-exempt municipal securities. Up to 55% of its managed assets may be in securities rated BBB and below at the time of purchase or, if unrated, judged to be of comparable quality by the Fund’s portfolio management team, and the Fund uses leverage.
The Nuveen Municipal High Income Opportunity Fund seeks to provide high current income exempt from regular federal income tax. Its secondary investment objective is to seek attractive total return consistent with its primary objective. The Fund invests in municipal securities that are exempt from federal income taxes; the Fund uses leverage. By investment policy, up to 75% of its managed assets may be invested in municipal securities rated, at the time of investment, Baa/BBB or lower by at least one nationally recognized statistical rating organization including below investment grade securities, or unrated securities judged by the manager to be of comparable quality. No more than 10% of the Fund’s managed assets may be invested in municipal securities rated belowB3/B-, or that are unrated but judged to be of comparable quality by the Fund’s portfolio management team.
The Nuveen Municipal Credit Opportunities Fund seeks to provide a high level of current income exempt from regular U.S. federal income tax and secondarily, total return. The Fund invests primarily in high yielding, low- to medium-quality municipal securities that, at the time of investment, are rated Baa/BBB or lower or, if unrated, are judged to be of comparable quality by the Fund’s portfolio management team. No more than 30% of the Fund’s managed assets will be in municipal securities rated CCC+/Caa1 or lower at the time of investment or unrated but judged to be of comparable quality. No more than 10% of the Fund’s managed assets can be in defaulted securities or securities of issuers in bankruptcy or insolvency proceedings at the time of investment. The Fund uses leverage and has a 12-year term with the potential to convert to perpetual.
The Nuveen Dynamic Municipal Opportunities Fund seeks to provide a total return through income exempt from regular federal income taxes and capital appreciation. The Fund invests primarily in municipal securities, the income on which is exempt from regular U.S. federal income tax. The Fund may invest in municipal securities of any maturity and credit quality, without limit in below investment grade municipal securities rated BB+/Ba1 or lower at the time of investment or unrated but judged to be of comparable quality by the Fund’s portfolio management team, and without limit in municipal securities that generate income subject to the U.S. federal alternative minimum tax (“AMT Bonds”). No more than 20% of Managed Assets can be in taxable debt obligations, including taxable municipal securities, and no more than 10% of Managed Assets can be in defaulted securities or securities of issuers in bank-

ruptcy or insolvency proceedings at the time of investment. The Fund uses leverage and has a 12-year term with the potential to convert to perpetual.
In the six-month reporting period, the municipal bond market continued to recover amid upgraded economic forecasts, additional fiscal stimulus and the Federal Reserve’s commitment to accommodative monetary policy. Municipal yields declined for most maturities, and the municipal yield curve flattened slightly. Credit spreads narrowed further as the municipal credit outlook improved and investors continued to seek higher yielding investments lower down the credit spectrum. Against this backdrop, municipal bonds had positive performance in the six-month reporting period. We continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that we believed had the potential to perform well over the long term. Our trading activity continued to focus on pursuing the Funds’ investment objectives.
NVG’s trading activity was relatively light during this reporting period, driven largely by the reinvestment of cash flows from called and maturing bonds and coupon income, net of Fund dividends and expenses. While the NVG’s average credit quality was unchanged during the reporting period, purchases were slightly skewed toward higher credit quality, given incrementally better relative value and the available opportunity set in the investment grade market at the time. High grade paper NVG bought included tax supported (Triborough Bridge and Tunnel Authority MTA Payroll Mobility Tax Bonds and Dormitory Authority of the State of New York Personal Income Tax Bonds), single- and multi-family housing bonds (issued in Colorado, Massachusetts, North Dakota and Minnesota), transportation (Harris County Toll Revenue and Maintenance Tax Bonds and Illinois State Toll Highway Authority Revenue Bonds) and utility (New York City Municipal Water & Sewer System and Georgia Transmission Corporation Pollution Control Revenue Bonds). NVG also bought lower rated investment grade and below investment grade issues for Puerto Rico sales tax revenue (known as COFINAs), New Jersey State Transportation Trust Fund Authority Bonds, EnergyHarbor senior debt (refinanc-ing), Denver Transit Partners LLC Eagle P3 Project Private Activity Bonds, Metropolitan Transportation Authority (MTA) Transportation Revenue Bonds (New York), Queens Ballpark Company LLC Revenue Bonds (New York), Family Life Academy Charter School Revenue Bonds (New York) and Tobacco Settlement Authority of Iowa (refinancing). Redemptions from NVG’s portfolio during this reporting period were mainly pre-refunded bonds, with some tactical selling across various sectors.
With interest rates lower and credit spreads recovering to near their pre-COVID-19 levels, NZF’s trading activity was relatively lighter during the six-month reporting period compared to the six months preceding this reporting period. Purchases were primarily driven by incoming cash from called and maturing bonds and, when needed, selling some very short dated pre-refunded bonds to make opportunistic investments. Given the tightness of credit spreads and lower overall yields on offer in the prevailing market, NZF tended to focus more on buying high grade bonds that offered liquidity and incremental spread. NZF added high grade, state general obligation (GO) bonds for Wisconsin and California, and a New York City GO. NZF also invested in mid-grade (A and BBB rated) credits including health care, transportation (toll roads) and New Jersey appropriation debt, as well as selectively added to below investment grade exposure with buys in Florida high-speed train Brightline, Puerto Rico COFINAs and health care. Some of NZF’s COFINAs exposure was bought as part of a rotation strategy that pared the Fund’s Chicago exposure, as spreads have contracted significantly for the Chicago bonds and upside performance appears more limited from here, and rotated into COFINAs. We also executed some tax loss swaps within the COFINA position. This strategy entailed selling depreciated COFINA bonds with lower yields and buying similarly structured but higher yielding COFINA bonds. We implemented this approach to enhance the Fund’s income earning capability and seek to make the Fund more tax efficient.
For NMZ, the proceeds from called and maturing bonds provided ample cash to reinvest in new opportunities. Some of the more prominent bonds redeemed during this reporting period included Puerto Rico Aqueduct and Sewer (PRASA), Brightline, Regional Transportation District of Colorado and Castle Oaks Metropolitan District (Colorado). There was no active selling for credit reasons in this reporting period. NMZ continued to buy bonds across its longstanding themes, including charter schools (California Crosspoint Academy), industrial development revenue (Hoover Industrial Development Board for U.S. Steel), real estate backed (Colorado Northfield Metropolitan District), a new issue for Brightline (Florida) to fund the completion of its next phase and Puerto Rico COFINAs. Buying was mainly in the new issue market, where there was more relative value on offer, as the secondary market has stabilized since the high yield sell-off early in the COVID-19 crisis.

Portfolio Managers’ Comments (continued)

NMCO was somewhat active in this reporting period, buying bonds across a diverse group of sectors and focusing on those credits that still represented good relative values and wider credit spreads. New purchases were made with coupon income and the proceeds from called and maturing bonds. NMCO continued to build a position in Puerto Rico GOs, where the credit outlook has improved, and participated in a new issue for Brightline after holdings in some older, lower coupon Brightline bonds were refunded. There were no notable sales from NMCO’s portfolio in this reporting period.
NDMO, which began operations in August 2020, completed its invest-up phase. The portfolio was fully invested during this reporting period, emphasizing longer duration and lower rated, higher yielding bonds (including lower rated investment grade, below investment grade and non-rated debt) for their higher income earnings and total return potential. NDMO reinvested the cash flows from coupon income and maturing bonds to stay fully invested.
NDMO managed the duration of its portfolio by shorting interest rate futures contracts. The interest rate futures had a negligible impact on the performance during the reporting period.
As of April 30, 2021, the Funds continued to use inverse floating rate securities. The Funds employ inverse floaters for a variety of reasons, including duration management and income and total return enhancement.
How did the five Funds perform during the six-month reporting period ended April 30, 2021?
The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide the Funds’ total returns at net asset value (NAV) for the period ended April 30, 2021. Each Fund’s total returns at NAV are compared with the performance of a corresponding market index.
For the six months ended April 30, 2021, the total returns at NAV for NVG and NZF outperformed the return for the national S&P Municipal Bond Index. NVG and NZF outperformed the return for the secondary benchmark (the “Blended Index” composed of 60% S&P Municipal Bond Investment Grade Index and 40% S&P Municipal Bond High Yield Index), and NMZ, NMCO and NDMO outperformed the return on the S&P Municipal Yield Index. For the purposes of this Performance Commentary, mentions of relative performance comparisons are as follows: NVG and NZF (Blended Index), NMZ, NMCO and NDMO (S&P Municipal Yield Index).
The main factors influencing the Funds’ relative performance in this reporting period were yield curve and duration positioning, credit quality allocation and sector allocation. In addition, the use of regulatory leverage was an important factor affecting performance of the Funds. Leverage is discussed in more detail later in the Fund Leverage section of this report.
During the reporting period, yields fell across the shortest and longest maturities, but rose in the short-intermediate part of the curve. Given this dynamic, longer duration bonds generally performed the best. The Funds remained positioned with overweights to longer duration bonds, which was favorable to performance. Additionally, with short-term interest rates near zero, the Funds’ borrowing costs have been significantly reduced, the benefit of which accrued to the Funds’ earnings and total return.
Looking at credit ratings, lower rated and high yield bonds outperformed high grade (AAA and AA rated) bonds in this reporting period. The Funds were well positioned for the environment, with overweights to the lower rated, higher yielding credit categories and underweights to the highest credit qualities. NVG’s slight overweight to credits rated BBB and lower (and underweight to AAA and AA rated bonds) was a positive influence relative to the Blended Index, although an overweight to the A-rated category detracted somewhat. For NZF relative to the Blended Index, the overweight to the BBB rated category added the most, followed by an underweight to AAA rated paper, while an underweight to non-rated credits had a slightly negative impact on performance. Relative to the S&P Municipal Yield Index, NMZ, NMCO and NDMO benefited from their overweight allocations to below investment grade and non-rated bonds.
Sector positioning yielded mixed results during the reporting period. NVG’s sector weightings overall detracted relative to the Blended Index, mostly due to an overweight to the significantly lagging pre-refunded sector and sub-sector weightings in health care (hospitals) and transportation (commuter rail). NZF’s sector positioning resulted in a neutral impact relative to the Blended

Index, as the contributors and detractors were balanced. The Blended Index’s outperforming sectors in this reporting period were industrial development revenue (IDR), tobacco, education, transportation, health care and dedicated tax, while underperforming sectors included pre-refunded, utilities and tax supported. Relative to the S&P Municipal Yield Index, NMCO outperformed in its overweight to the IDR sector, which was the best performing sector in this reporting period, and the Fund’s credit selection was also strongly positive within the sector. NMCO also benefited from an overweight to higher education, underweight to health care and underweight to tobacco. Although an underweight allocation to transportation detracted from NMCO’s relative gains, credit selection in the sector outperformed. NMCO’s Puerto Rico and Illinois exposures also added value due to strong credit selection. For NDMO, sector allocations detracted somewhat relative to the S&P Municipal Yield Index, largely due to its positioning in state and local GOs. Although NDMO was overweight in state GOs, it held an underweight in Illinois GOs, which was disadvantageous relative to the index because Illinois GOs outperformed. NDMO’s positioning within health care also detracted, as performance within the sector was dominated by the outperformance of lower rated health care credits, many of which are senior living/life care names. NDMO was overweight in hospital bonds but underweighted in senior living/life care bonds.
Individual credit selection contributed positively to the Funds’ performance. Virus-sensitive credits were particularly strong performers on credit spread recovery and a municipal credit outlook that improved with upgraded economic growth forecasts, economic reopening and vaccinations, and federal aid to state and local governments.
NVG benefited from holdings in tax supported bonds (state of Illinois, city of Chicago, Chicago Board of Education, Metropolitan Pier and Exposition Authority McCormick Place, State of New Jersey, American Dream megamall/entertainment complex, Puerto Rico COFINA and Birmingham-Jefferson Civic Center); utility (Energy Harbor common stock and bank-backed pre-paid gas bonds); other revenue bonds (3 World Trade Center, Baltimore Convention, Franklin County Convention); education bonds (student housing projects and lower-rated colleges and universities); and pre-refunded bonds (due to favorable yield curve/duration selection). Offsetting these contributors were lagging positions in transportation (due to unfavorable yield curve/duration positioning in airport bonds despite strong performance from New York MTA credits); tobacco (which performed well for the Fund but lagged versus the much stronger performance of the Blended Index’s tobacco sector); IDR (investor-owned utilities such as PPL Energy Supply and Poseidon Resources and economically sensitive projects such as NuStar, Iowa Fertilizer and Hunt Refining performed well but lagged slightly due to the Fund’s yield curve/duration selection); and housing (primarily state single-family housing).
NMZ’s largest individual contributors included American Dream, Brightline, Metropolitan Pier and Exposition Authority McCormick Place, Hoover Industrial Development Board for U.S. Steel and Puerto Rico Electric Power Authority (PREPA). NMZ’s position in Energy Harbor common stock was another top contributor, as the company reported strong earnings results, continued to distance itself from the predecessor company’s political risk and previous bankruptcy, and faced a more favorable policy outlook given greener policy initiatives in Washington D.C. Detractors were Pyrolyx USA Indiana LLC Solid Waste Facility Revenue Bonds and Provision Cares Proton Therapy Center (Tennessee) Revenue Bonds, but the losses were far outweighed by the positive contributors.
NMCO’s top contributors included Energy Harbor common stock, American Dream, U.S. Steel, PREPA, Baltimore Convention, Brightline, Illinois GOs, Chicago, Columbus (Ohio) Convention, Admiral at the Lake (Illinois) senior living facility and several airlines.
Adding the most value to NDMO’s performance were selections in plastics recycler PureCycle, American Airlines JFK Airport, Puerto Rico GO, Big River Steel, New York MTA, Brightline, American Dream, Colorado International Center Metropolitan District 8 Limited Tax GOs and Allegheny County U.S. Steel. Detractors had a very marginal negative impact. NDMO held California taxable GOs and Syracuse Carousel Center taxable bonds, which lagged as taxable municipal bonds underperformed relative to tax exempt municipal bonds in this reporting period. Additionally, during the invest-up phase, the Fund held temporary cash positions that were a relative drag on performance, given the market’s rally.
NVG, NZF, NMZ and NMCO own Energy Harbor common stock, acquired when holdings of certain municipal bonds issued by FirstEnergy Solutions were converted into Energy Harbor equity as part of the company’s emergence from bankruptcy protection. Over time, the Funds’ expect to sell these shares and reinvest the proceeds into municipal bonds. Other municipal bonds issued by FirstEnergy Solutions, now known as Energy Harbor, were reinstated, which the Funds still held in their portfolios.

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares, reverse repurchase agreements, borrowings and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest a Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the municipal bonds acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are somewhat higher than their recent lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
The use of leverage had a positive impact on the total return performance of the Funds over the reporting period.
As of April 30, 2021, the Funds’ percentages of leverage are as shown in the accompanying table.

	NVG	NZF	NMZ	NMCO	NDMO
Effective Leverage*	37.00%	36.61%	37.69%	37.13%	29.16%
Regulatory Leverage*	34.14%	36.18%	17.04%	36.02%	16.32%

*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings and reverse repurchase agreements are included in effective lever- age values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE
As of April 30, 2021, the following Funds have issued and outstanding preferred shares as shown in the accompanying table.

Variable Rate
	Variable Rate	Remarketed
	Preferred*	Preferred**
	Shares Issued	Shares Issued at
	at Liquidation	at Liquidation
	Preference	Preference	Total
NVG	$ 317,400,000	$1,611,600,000	$1,929,000,000
NZF	$1,172,000,000	$ 196,000,000	$1,368,000,000
NMZ	$ 257,000,000	$ —	$ 257,000,000
NMCO	$ 350,000,000	$ 100,000,000	$ 450,000,000
*
Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.

**
Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP- VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.

Refer to Notes to Financial Statements, Note 5 – Fund Shares for further details on preferred shares and each Fund’s respective transactions.

Reverse Repurchase Agreements
As noted previously, during the current fiscal period, NDMO used reverse repurchase agreements, in which the Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed upon price and date. The Funds’ transactions in reverse repurchase agreements are as shown in the accompanying table.

Subsequent to the Close of
	Current Reporting Period					the Reporting Period
Outstanding			Outstanding	Average			Outstanding
Balance as of			Balance as of	Balance			Balance as of
November 1, 2020	Sales	Purchases	April 30, 2021	Outstanding	Sales	Purchases	June 28, 2021
$ —	$34,700,000	$ —	$34,700,000	$25,512,500	$ —	$ —	$34,700,000

Refer to Notes to Financial Statements, Note 9 – Borrowing Arrangements for further details.
Bank Borrowings
As noted previously, NDMO employs leverage through the use of bank borrowings. The Fund’s bank borrowing activities are as shown in the accompanying table. Paydowns reflect on-going leverage management activity that seeks to maintain the Fund’s leverage ratio within a specified internal operating range.

Subsequent to the Close of
	Current Reporting Period				the Reporting Period
Outstanding			Outstanding	Average			Outstanding
Balance as of			Balance as of	Balance			Balance as of
November 1, 2021	Draws	Paydowns	April 30, 2021	Outstanding	Draws	Paydowns	June 28, 2021
$ —	$176,900,000	$ —	$176,900,000	$141,514,599	$15,000,000	$ —	$191,900,000

Refer to Notes to Financial Statements, Note 9 – Borrowing Arrangements for further details.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds’ distributions is current as of April 30, 2021. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investments value changes.
During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

		Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date)	NVG	NZF	NMZ	NMCO	NDMO
November 2020	$0.0675	$0.0660	$0.0620	$0.0620	$0.0765
December	0.0675	0.0660	0.0620	0.0620	0.0765
January	0.0675	0.0660	0.0620	0.0620	0.0765
February	0.0675	0.0660	0.0620	0.0620	0.0765
March	0.0675	0.0660	0.0620	0.0620	0.0765
April 2021	0.0675	0.0660	0.0620	0.0620	0.0765
Total Distributions from Net Investment Income	$0.4050	$0.3960	$0.3750	$0.3720	$0.4590
Total Distributions from Long Term Capital Gains*	$0.0874	$ —	$ —	$ —	$ —
Total Distributions	$0.4924	$0.3960	$0.3750	$0.3720	$0.4590

Yields
Market Yield**	4.71%	4.78%	5.26%	5.03%	5.53%
Taxable-Equivalent Yield**	7.91%	8.06%	8.74%	8.37%	9.28%
*	Distribution paid in December 2020.
**
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on an income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 — Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 — Income Tax Information within the Notes to Financial Statements of this report.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closedendfunds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAM
During the current reporting period, NMZ and NMCO were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, NMZ and NMCO, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s NAV per common share. The total amount of common shares authorized and maximum aggregate offering under these Shelf Offerings, are as shown in the accompanying tables.

NMZ*
Additional authorized common shares	19,500,000

*
Represents additional authorized common shares for the period November 1, 2020 through February 28, 2021, on which day the Fund carried forward 13,340,607 common shares to the new offering on March 8, 2021.

	NMZ*	NMCO**
Maximum aggregate offering	Unlimited	90,000,000

*	Represents maximum aggregate offering for the period March 8, 2021 through April 30, 2021.
**	Represents maximum aggregate offering for the period March 25, 2021 through April 30, 2021.
During the current reporting period, NMZ sold common shares through its Shelf Offering at a weighted average premium to its NAV per common share as shown in the accompanying table.

NMZ
Common shares sold through shelf offering	3,929,090
Weighted average premium to NAV per common share sold	1.79%

Refer to Notes to Financial Statements, Note 5 – Fund Shares for further details on Shelf Offerings and each Fund’s transactions.

Common Share Information (continued)
COMMON SHARE REPURCHASES
During August 2020, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing NVG, NZF, NMZ and NMCO to repurchase an aggregate of up to approximately 10% of its outstanding common shares.
As of April 30, 2021, and since the inception of the Funds’ repurchase programs, the following Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NVG	NZF	NMZ	NMCO
Common shares cumulatively repurchased and retired	202,500	47,500	0	0
Common shares authorized for repurchase	21,335,000	14,210,000	8,170,000	5,325,000
During the current reporting period, the Funds did not repurchase any of their outstanding common shares.

OTHER COMMON SHARE INFORMATION
As of April 30, 2021, the Funds’ common share prices were trading at an average premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows.

	NVG	NZF	NMZ	NMCO	NDMO
Common share NAV	$17.44	$16.98	$14.39	$15.00	$15.94
Common share price	$17.20	$16.56	$14.84	$14.79	$16.60
Premium/(Discount) to NAV	(1.38)%	(2.47)%	3.13%	(1.40)%	4.14%
Average premium/(discount) to NAV	(3.84)%	(4.63)%	1.33%	(5.20)%	(0.08)%

NVG	Nuveen AMT-Free Municipal Credit
Income Fund
Performance Overview and Holding Summaries as of April 30, 2021

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of April 30, 2021

	Cumulative		Average Annual
	6-Month	1-Year	5-Year	10-Year
NVG at Common Share NAV	7.05%	19.44%	6.19%	7.57%
NVG at Common Share Price	13.41%	30.35%	8.04%	8.52%
S&P Municipal Bond Index	2.42%	7.40%	3.46%	4.51%
NVG Custom Blended Fund Performance Benchmark(1)	4.08%	11.22%	4.52%	5.06%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Common Share Price Performance — Weekly Closing Price
1 The Blended Index consists of the returns of the S&P Municipal Bond Investment Grade Index prior to 4/11/16 and thereafter: 1) 60% of the return of the S&P Municipal Bond Investment Grade Index and 2) 40% of the return of the S&P Municipal Bond High Yield Index.

NVG	Performance Overview and Holding Summaries as of
April 30, 2021 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	155.0%
Common Stocks	0.5%
Other Assets Less Liabilities	1.3%
Net Assets Plus Floating Rate Obligations,
AMTP Shares, net of deferred offering
costs, MFP Shares, net of deferred
offering costs & VRDP Shares,
net of deferred offering costs	156.8%
Floating Rate Obligations	(5.1)%
AMTP Shares, net of deferred
offering costs	(3.0)%
MFP Shares, net of deferred
offering costs	(10.9)%
VRDP Shares, net of deferred
offering costs	(37.8)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	11.2%
AAA	2.7%
AA	11.9%
A	24.8%
BBB	20.3%
BB or Lower	14.1%
N/R (not rated)	14.7%
N/A (not applicable)	0.3%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	19.3%
Health Care	18.0%
Transportation	11.3%
U.S. Guaranteed	10.5%
Education and Civic Organizations	10.1%
Tax Obligation/General	9.8%
Utilities	9.8%
Consumer Staples	5.2%
Other	6.0%
Total	100%

States and Territories
(% of total municipal bonds)
Illinois	15.4%
California	7.7%
Texas	7.3%
Colorado	6.5%
Ohio	5.9%
New York	5.4%
Connecticut	4.1%
Pennsylvania	3.9%
New Jersey	3.7%
Florida	2.9%
Wisconsin	2.7%
Puerto Rico	2.6%
Georgia	2.0%
South Carolina	2.0%
Massachusetts	1.8%
Indiana	1.8%
District of Columbia	1.7%
Arizona	1.6%
Missouri	1.5%
Other[1]	19.5%
Total	100%

1 See Portfolio of Investments for details on “other” States and Territories.

NZF	Nuveen Municipal Credit Income Fund
Performance Overview and Holding Summaries as of April 30, 2021

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of April 30, 2021

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NZF at Common Share NAV	8.92%	20.67%	5.83%	7.71%
NZF at Common Share Price	15.15%	32.50%	7.28%	8.26%
S&P Municipal Bond Index	2.42%	7.40%	3.46%	4.51%
NZF Custom Blended Fund Performance Benchmark(1)	4.08%	11.22%	4.52%	5.06%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Common Share Price Performance — Weekly Closing Price
1 The Blended Index consists of the returns of the S&P Municipal Bond Investment Grade Index prior to 4/11/16 and thereafter: 1) 60% of the return of the S&P Municipal Bond Investment Grade Index and 2) 40% of the return of the S&P Municipal Bond High Yield Index.

NZF	Performance Overview and Holding Summaries as of
April 30, 2021 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	153.4%
Common Stocks	1.4%
Investment Companies	0.1%
Other Assets Less Liabilities	2.1%
Net Assets Plus Floating Rate
Obligations, MFP Shares, net of
deferred offering costs & VRDP
Shares, net of deferred offering costs	157.0%
Floating Rate Obligations	(0.6)%
MFP Shares, net of deferred
offering costs	(26.5)%
VRDP Shares, net of deferred
offering costs	(29.9)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	8.0%
AAA	0.6%
AA	11.3%
A	27.2%
BBB	19.7%
BB or Lower	18.9%
N/R (not rated)	13.3%
N/A (not applicable)	1.0%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	20.9%
Transportation	19.4%
Health Care	15.3%
Tax Obligation/General	14.5%
Utilities	11.1%
U.S. Guaranteed	7.8%
Education and Civic Organizations	4.1%
Other	6.9%
Total	100%

States and Territories
(% of total municipal bonds)
Illinois	18.6%
California	14.5%
New York	11.5%
Texas	10.1%
Florida	4.9%
New Jersey	3.9%
Colorado	3.5%
Puerto Rico	3.5%
Pennsylvania	3.3%
Missouri	2.4%
Indiana	2.2%
Ohio	1.9%
Oklahoma	1.7%
Other[1]	18.0%
Total	100%

1 See Portfolio of Investments for details on “other” States and Territories.

NMZ	Nuveen Municipal High Income
Opportunity Fund
Performance Overview and Holding Summaries as of April 30, 2021

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of April 30, 2021

	Cumulative		Average Annual
	6-Month	1-Year	5-Year	10-Year
NMZ at Common Share NAV	11.69%	25.19%	6.54%	9.73%
NMZ at Common Share Price	15.26%	30.60%	6.88%	9.07%
S&P Municipal Yield Index	7.02%	18.18%	6.12%	7.13%
S&P Municipal Bond High Yield Index	7.16%	18.40%	6.44%	7.44%
S&P Municipal Bond Index	2.42%	7.40%	3.46%	4.51%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Common Share Price Performance — Weekly Closing Price

NMZ	Performance Overview and Holding Summaries as of
April 30, 2021 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	138.0%
Common Stocks	2.1%
Corporate Bonds	0.7%
Other Assets Less Liabilities	14.4%
Net Assets Plus Floating Rate
Obligations & AMTP Shares,
net of deferred offering costs	155.2%
Floating Rate Obligations	(34.7)%
AMTP Shares, net of deferred
offering costs	(20.5)%
Net Assets	100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	4.2%
AA	11.2%
A	11.2%
BBB	15.7%
BB or Lower	17.9%
N/R (not rated)	38.2%
N/A (not applicable)	1.6%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	29.3%
Health Care	14.2%
Transportation	13.8%
Education and Civic Organizations	11.2%
Utilities	6.6%
Tax Obligation/General	6.5%
Consumer Staples	4.4%
Other	14.0%
Total	100%

States and Territories
(% of total municipal bonds)
Illinois	17.8%
California	11.2%
Florida	10.7%
New York	6.8%
Colorado	5.8%
Puerto Rico	5.7%
Ohio	4.7%
Wisconsin	4.1%
Kentucky	3.9%
New Jersey	3.7%
Texas	2.5%
South Carolina	1.9%
Tennessee	1.8%
Other[1]	19.4%
Total	100%

 1  See Portfolio of Investments for further details on “other” States and Territories.

NMCO	Nuveen Municipal Credit Opportunities Fund
Performance Overview and Holding Summaries as of April 30, 2021

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of April 30, 2021

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NMCO at Common Share NAV	20.16%	39.64%	5.05%
NMCO at Common Share Price	30.11%	41.26%	4.32%
S&P Municipal Yield Index	7.02%	18.18%	6.50%
S&P Municipal Bond High Yield Index	7.16%	18.40%	6.74%

Since inception returns are from 9/16/19. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Common Share Price Performance — Weekly Closing Price

NMCO	Performance Overview and Holding Summaries as of
April 30, 2021 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	151.5%
Common Stocks	3.1%
Exchange-Traded Funds	0.3%
Short-Term Municipal Bonds	0.1%
Other Assets Less Liabilities	4.0%
Net Assets Plus Floating
Rate Obligations, MFP Shares,
net of deferred offerings	159.0%
Floating Rate Obligations	(2.8)%
MFP Shares, net of deferred
offerings	(56.2)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	0.1%
AA	2.0%
A	1.0%
BBB	9.1%
BB or Lower	37.0%
N/R (not rated)	48.6%
N/A (not applicable)	2.2%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	20.8%
Industrials	15.8%
Transportation	12.0%
Education and Civic Organizations	10.4%
Tax Obligation/General	9.8%
Health Care	7.9%
Utilities	7.3%
Consumer Staples	6.7%
Long-Term Care	6.3%
Other	3.0%
Total	100%

States and Territories
(% of total municipal bonds)
Florida	12.2%
Illinois	12.1%
Puerto Rico	8.2%
New York	7.9%
Ohio	6.3%
Colorado	6.0%
Wisconsin	5.5%
Alabama	4.6%
Pennsylvania	4.6%
California	4.1%
Arizona	2.8%
New Jersey	2.7%
Virgin Islands	2.5%
Arkansas	2.4%
Other[1]	18.1%
Total	100%

1 See Portfolio of Investments for further details on “other” States and Territories.

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Performance Overview and Holding Summaries as of April 30, 2021

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Cumulative Total Returns as of April 30, 2021

		Since
	6-Month	Inception
NDMO at Common Share NAV	9.99%	9.97%
NDMO at Common Share Price	13.93%	14.52%
S&P Municipal Yield Index	7.02%	7.17%
S&P Municipal Bond Index	2.42%	2.20%

Since inception returns are from 8/26/20. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Common Share Price Performance — Weekly Closing Price

NDMO	Performance Overview and Holding Summaries as of
April 30, 2021 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	146.1%
Corporate Bonds	0.2%
Other Assets Less Liabilities	(1.3)%
Net Assets Plus Borrowings, Floating
Rate Obligations & Reverse
Repurchase Agreements, including
accrued interest	145.0%
Borrowings	(19.5)%
Floating Rate Obligations	(21.7)%
Reverse Repurchase Agreements,
including accrued interest	(3.8)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
AAA	0.9%
AA	17.4%
A	21.1%
BBB	17.6%
BB or Lower	13.8%
N/R (not rated)	29.2%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	29.6%
Transportation	15.8%
Health Care	14.7%
Education and Civic Organizations	13.3%
Tax Obligation/General	8.3%
Utilities	6.0%
Other	12.3%
Total	100%

States and Territories
(% of total municipal bonds)
New York	16.6%
California	15.2%
Florida	10.1%
Colorado	7.8%
Arizona	4.8%
Illinois	4.8%
New Jersey	4.6%
Texas	4.3%
Ohio	4.3%
Puerto Rico	3.8%
Virginia	3.0%
Missouri	2.3%
Other[1]	18.4%
Total	100%

1 See Portfolio of Investments for further details on “other” States and Territories.

NVG	Nuveen AMT-Free Municipal Credit
Income Fund
Portfolio of Investments
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 155.5% (100.0% of Total Investments)

	MUNICIPAL BONDS – 155.0% (99.7% of Total Investments)

	Alabama – 2.1% (1.3% of Total Investments)
$ 3,645	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	$ 4,001,445
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A
5,000	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A,	7/28 at 100.00	A–	5,592,200
	4.000%, 7/01/43
22,655	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,	No Opt. Call	A2	33,133,391
	5.000%, 9/01/46
8,100	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds,	4/25 at 100.00	N/R	8,753,994
	Spring Hill College Project, Series 2015, 5.875%, 4/15/45
	Opelika Utilities Board, Alabama, Utility Revenue Bonds, Series 2011B:
1,250	4.000%, 6/01/29 (Pre-refunded 6/01/21) – AGM Insured	6/21 at 100.00	Aa3 (3)	1,253,662
1,000	4.250%, 6/01/31 (Pre-refunded 6/01/21) – AGM Insured	6/21 at 100.00	Aa3 (3)	1,003,120
	The Improvement District of the City of Mobile – McGowin Park Project, Alabama, Sales
	Tax Revenue Bonds, Series 2016A:
1,000	5.250%, 8/01/30	8/26 at 100.00	N/R	1,053,940
1,300	5.500%, 8/01/35	8/26 at 100.00	N/R	1,364,701
5,970	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone	5/29 at 100.00	N/R	6,950,453
	Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A
12,000	UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B, 4.000%, 9/01/44	9/29 at 100.00	AA–	14,024,040
61,920	Total Alabama			77,130,946
	Alaska – 0.5% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed
	Bonds, Series 2006A:
7,010	5.000%, 6/01/32	5/21 at 100.00	B3	7,123,772
12,635	5.000%, 6/01/46	5/21 at 100.00	B3	12,793,822
19,645	Total Alaska			19,917,594
	Arizona – 2.5% (1.6% of Total Investments)
4,230	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue	3/22 at 100.00	A–	4,335,708
	Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
1,475	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/27 at 100.00	BB	1,659,995
	Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/47, 144A
6,290	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of	7/29 at 100.00	BB	7,135,628
	Math & Science Projects, Series 2019, 5.000%, 7/01/54, 144A
3,260	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus	6/28 at 100.00	N/R	3,717,769
	Academy Project, Series 2018A, 6.375%, 6/01/39, 144A
10,000	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A	10,410,100
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/31
3,142	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds,	7/27 at 100.00	N/R	2,419,491
	Series 2017A, 7.000%, 7/01/41, 144A (4)
4,885	Glendale Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Royal	5/26 at 103.00	BBB–	5,457,229
	Oaks Royal Oaks – Inspirata Pointe Project, Series 2020A, 5.000%, 5/15/56
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds,
	Legacy Traditional Schools Projects, Taxable Series 2019B:
1,730	5.000%, 7/01/49, 144A	7/29 at 100.00	Ba2	1,974,639
1,975	5.000%, 7/01/54, 144A	7/29 at 100.00	Ba2	2,246,622
800	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Reid	7/26 at 100.00	Baa3	882,784
	Traditional School Projects, Series 2016, 5.000%, 7/01/47

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Arizona (continued)
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion
	Project, Series 2005B:
$ 6,000	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	$ 8,985,660
8,755	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	13,443,302
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,
	Basis Schools, Inc Projects, Series 2016A:
620	5.000%, 7/01/35, 144A	7/25 at 100.00	BB	683,928
1,025	5.000%, 7/01/46, 144A	7/25 at 100.00	BB	1,114,575
2,045	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	7/24 at 101.00	N/R	2,096,636
	Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,
	Edkey Charter Schools Project, Series 2016:
1,130	5.250%, 7/01/36	7/26 at 100.00	BB–	1,208,275
1,850	5.375%, 7/01/46	7/26 at 100.00	BB–	1,952,416
2,135	5.500%, 7/01/51	7/26 at 100.00	BB–	2,257,400
2,920	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/26 at 103.00	N/R	3,215,592
	Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A
885	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	2/24 at 100.00	N/R	933,365
	San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A
3,050	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	2/28 at 100.00	N/R	3,467,758
	San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy
	Inc Prepay Contract Obligations, Series 2007:
6,820	5.000%, 12/01/32	No Opt. Call	BBB+	9,062,552
2,465	5.000%, 12/01/37	No Opt. Call	BBB+	3,468,945
2,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds,	8/23 at 100.00	A2	2,181,520
	Yavapai Regional Medical Center, Series 2013A, 5.250%, 8/01/33
79,487	Total Arizona			94,311,889
	Arkansas – 0.3% (0.2% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas
	Cancer Research Center Project, Series 2006:
2,595	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	1,776,433
20,480	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	9,524,019
23,075	Total Arkansas			11,300,452
	California – 11.9% (7.7% of Total Investments)
6,135	Alhambra Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA	5,326,284
	Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement
	Project, Series 1997C:
5,795	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	4,314,493
6,820	0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA (3)	5,427,970
4,100	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%,	3/26 at 100.00	Ba3	4,174,169
	3/01/41
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	4/23 at 100.00	A1 (3)	5,467,950
	Series 2013S-4, 5.000%, 4/01/38 (Pre-refunded 4/01/23)
1,430	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 100.00	BBB+	1,658,528
	Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49
580	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 100.00	BBB–	709,717
	Los Angeles County Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49
50,460	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 26.72	N/R	9,865,435
	Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55
22,965	California Educational Facilities Authority, Revenue Bonds, Stanford University Series	No Opt. Call	AAA	35,102,232
	2016U-7, 5.000%, 6/01/46 (UB) (5)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	California (continued)
$ 15,850	California Educational Facilities Authority, Revenue Bonds, Stanford University Series	No Opt. Call	AAA	$ 24,754,847
	2019V-1, 5.000%, 5/01/49
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	A+	10,622,800
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
1,600	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health	7/23 at 100.00	AA–	1,755,088
	System, Series 2013A, 5.000%, 7/01/37
6,665	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and	8/25 at 100.00	AA–	7,732,533
	Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (5)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
1,555	9.424%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA– (3)	1,748,535
1,650	9.432%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA– (3)	1,855,541
4,075	9.432%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA– (3)	4,582,623
5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series	8/23 at 100.00	A (3)	5,547,000
	2013A, 5.000%, 8/15/52 (Pre-refunded 8/15/23)
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace
	Academy Project, Series 2016A:
3,065	5.000%, 7/01/31, 144A	7/26 at 100.00	BB	3,460,477
1,000	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	1,113,590
555	5.000%, 7/01/41, 144A	7/26 at 100.00	BB	612,404
195	5.000%, 7/01/46, 144A	7/26 at 100.00	BB	213,794
	California Municipal Finance Authority, Education Revenue Bonds, American Heritage
	Foundation Project, Series 2016A:
260	5.000%, 6/01/36	6/26 at 100.00	BBB–	298,119
435	5.000%, 6/01/46	6/26 at 100.00	BBB–	491,498
3,000	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A,	10/27 at 103.00	N/R	3,137,970
	6.000%, 10/01/50
5,425	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San	1/29 at 100.00	Baa3	6,473,164
	Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%,
	11/21/45, 144A
2,050	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series	10/26 at 100.00	BBB–	2,343,991
	2017, 5.000%, 10/15/47
735	California School Finance Authority, Charter School Revenue Bonds, Downtown College	6/26 at 100.00	N/R	796,858
	Prep – Obligated Group, Series 2016, 5.000%, 6/01/46, 144A
715	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education	6/25 at 100.00	N/R	782,088
	? Obligated Group, Series 2016A, 5.000%, 6/01/36, 144A
570	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education	6/26 at 100.00	N/R	629,155
	? Obligated Group, Series 2017A, 5.125%, 6/01/47, 144A
80	California State, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	6/21 at 100.00	AA–	80,293
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	6/21 at 100.00	AA–	5,018
12,710	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB–	14,241,809
	Linda University Medical Center, Series 2014A, 5.500%, 12/01/54
65,505	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/26 at 100.00	BB–	73,836,581
	Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A
10,130	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/28 at 100.00	BB–	12,009,115
	Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A
4,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington	7/24 at 100.00	A–	4,245,360
	Memorial Hospital, Refunding Series 2014B, 4.000%, 7/01/39
	California Statewide Community Development Authority, Revenue Bonds, Daughters of
	Charity Health System, Series 2005A:
507	5.750%, 7/01/30 (4)	6/21 at 100.00	N/R	482,127
1,465	5.750%, 7/01/35 (4)	6/21 at 100.00	N/R	1,391,415
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds,	No Opt. Call	Baa2 (3)	4,897,250
	Series 2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
3,400	Coachella Valley Unified School District, Riverside County, California, General	No Opt. Call	A2	2,656,454
	Obligation Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	California (continued)
$ 14,375	Corona-Norco Unified School District, Riverside County, California, General Obligation	No Opt. Call	Aa3	$ 8,634,919
	Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 –
	AGM Insured
	El Rancho Unified School District, Los Angeles County, California, General Obligation
	Bonds, Election 2010 Series 2011A:
2,615	0.000%, 8/01/31 – AGM Insured (6)	8/28 at 100.00	A1	3,169,955
3,600	0.000%, 8/01/34 – AGM Insured (6)	8/28 at 100.00	A1	4,343,580
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Senior Lien Series 2015A:
3,960	0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB	2,989,364
5,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	BBB	3,661,050
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
910	0.000%, 1/15/42 (6)	1/31 at 100.00	Baa2	1,092,173
6,610	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (3)	7,642,680
4,445	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	7/29 at 100.00	Baa2	4,968,754
	Refunding Term Rate Sub-Series 2013B-1, 3.500%, 1/15/53
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement
	Asset-Backed Bonds, Series 2018A-1:
9,795	5.000%, 6/01/47	6/22 at 100.00	N/R	10,120,684
6,240	5.250%, 6/01/47	6/22 at 100.00	N/R	6,466,013
10,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	10,590,812
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47
	Kern Community College District, California, General Obligation Bonds, Safety, Repair &
	Improvement, Election 2002 Series 2006:
5,600	0.000%, 11/01/24 – AGM Insured	No Opt. Call	AA	5,493,600
5,795	0.000%, 11/01/25 – AGM Insured	No Opt. Call	AA	5,604,113
1,105	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited	9/21 at 100.00	AA	1,118,448
	Obligation Revenue Bonds, Refunding Series 2011A, 4.375%, 9/02/25 – AGM Insured
7,575	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	8,531,041
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (6)
3,310	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	BBB+	5,425,520
	Series 2009B, 6.500%, 11/01/39
	Oceanside Unified School District, San Diego County, California, General Obligation
	Bonds, Capital Appreciation, 2008 Election Series 2009A:
530	0.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	Aa3 (3)	510,401
605	0.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	Aa3 (3)	582,627
4,770	0.000%, 8/01/26 – AGC Insured	No Opt. Call	Aa3	4,549,769
225	0.000%, 8/01/28 – AGC Insured (ETM)	No Opt. Call	Aa3 (3)	208,415
1,995	0.000%, 8/01/28 – AGC Insured	No Opt. Call	Aa3	1,822,073
1,020	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	6/21 at 100.00	N/R (3)	1,061,239
	Bonds, Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)
3,905	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1	8/25 at 100.00	N/R	4,249,070
	Esencia Village, Series 2015A, 4.250%, 8/15/38
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	BBB–	3,554,331
	Election of 2004, Series 2007A, 0.000%, 8/01/25 – NPFG Insured
7,875	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 7.000%,	8/29 at 100.00	BBB–	11,224,237
	8/01/38 – AGC Insured
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	7,688,933
	Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured
4,150	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates	10/21 at 100.00	A1	4,247,359
	of Participation, Refunding Series 2011, 6.250%, 10/01/28 – AGM Insured
670	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds,	6/23 at 100.00	BBB+	730,695
	Series 2013A, 5.750%, 6/01/48

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	California (continued)
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District
	2006-1 Marblehead Coastal, Series 2015:
$ 485	5.000%, 9/01/40	9/25 at 100.00	N/R	$ 548,234
910	5.000%, 9/01/46	9/25 at 100.00	N/R	1,021,402
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/23 at 100.00	A	4,346,560
	International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road
	Revenue Bonds, Refunding Senior Lien Series 2014A:
2,680	5.000%, 1/15/44	1/25 at 100.00	BBB	3,005,942
8,275	5.000%, 1/15/50	1/25 at 100.00	BBB	9,228,528
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	No Opt. Call	Baa2	7,011,653
	Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
3,250	San Mateo County Community College District, California, General Obligation Bonds,	No Opt. Call	AAA	2,855,905
	Series 2006C, 0.000%, 9/01/30 – NPFG Insured
4,325	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	3,399,537
	Election Series 2012G, 0.000%, 8/01/34 – AGM Insured
5,690	San Ysidro School District, San Diego County, California, General Obligation Bonds,	8/25 at 41.10	A3	2,193,836
	Refunding Series 2015, 0.000%, 8/01/42
	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration
	and Housing Facility, Series 1994A:
4,630	6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2 (3)	5,097,213
4,630	6.250%, 7/01/24	No Opt. Call	Baa2	5,099,899
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A+	3,458,945
	Series 2006, 0.000%, 8/01/23 – FGIC Insured
610	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/27 at 100.00	N/R	674,477
	District 16-01, Series 2017, 6.250%, 9/01/47, 144A
450,457	Total California			443,068,261
	Colorado – 10.1% (6.5% of Total Investments)
850	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax	9/24 at 103.00	N/R	919,674
	General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/39
	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding
	Series 2016A:
883	5.500%, 12/01/36	12/21 at 103.00	N/R	922,187
1,175	5.750%, 12/01/46	12/21 at 103.00	N/R	1,226,653
1,100	Belleview Station Metropolitan District 2, Denver City and County, Colorado, General	12/21 at 103.00	N/R	1,143,989
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax Refunding & Improvement Series
	2017, 5.000%, 12/01/36
700	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited	12/22 at 103.00	N/R	739,256
	Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/47
3,410	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General	12/22 at 103.00	N/R	3,613,884
	Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47
1,690	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General	12/22 at 103.00	N/R	1,791,045
	Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &
	Improvement Series 2017:
1,140	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,207,602
5,465	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	5,765,575
1,475	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &	12/25 at 103.00	N/R	1,613,414
	Improvement Series 2020A, 5.000%, 12/01/51
195	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds,	12/23 at 100.00	BB	206,606
	Refunding Series 2014, 5.000%, 12/01/43
1,200	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General	12/22 at 103.00	N/R	1,264,512
	Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Colorado (continued)
$ 930	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/26 at 100.00	A+	$ 984,479
	Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46
1,165	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	12/24 at 100.00	A+	1,297,484
	The Classical Academy Project, Refunding Series 2015A, 5.000%, 12/01/38
3,675	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	6/26 at 100.00	A+	3,907,150
	Vanguard School Project, Refunding & Improvement Series 2016, 3.750%, 6/15/47
1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	6/26 at 100.00	A+	1,821,907
	Weld County School District 6 – Frontier Academy, Refunding & Improvement Series 2016,
	3.250%, 6/01/46
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The
	Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,460	5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (3)	3,071,433
23,470	5.000%, 6/01/47 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (3)	29,303,468
11,520	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	1/23 at 100.00	BBB+ (3)	12,482,611
	Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,
	Series 2019A-2:
2,585	4.000%, 8/01/49	8/29 at 100.00	BBB+	2,917,483
3,320	4.000%, 8/01/49 (UB) (5)	8/29 at 100.00	BBB+	3,747,018
4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living	12/27 at 103.00	A–	5,462,618
	Communities & Services, Series 2020A, 4.000%, 12/01/50
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement
	Communities Inc, Refunding Series 2012B:
1,640	5.000%, 12/01/22 (ETM)	No Opt. Call	A– (3)	1,765,066
2,895	5.000%, 12/01/23 (Pre-refunded 12/01/22)	12/22 at 100.00	A– (3)	3,115,773
4,200	5.000%, 12/01/24 (Pre-refunded 12/01/22)	12/22 at 100.00	A– (3)	4,520,292
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013:
765	5.500%, 6/01/33 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (3)	849,418
1,575	5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (3)	1,752,880
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
1,410	5.000%, 6/01/32 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (3)	1,672,514
2,000	5.000%, 6/01/33 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (3)	2,372,360
5,870	5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (3)	6,962,877
6,920	5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (3)	8,208,366
2,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project,	5/27 at 100.00	BB+	2,355,085
	Refunding & Improvement Series 2017A, 5.250%, 5/15/47
13,610	Colorado Housing and Finance Authority, Multifamily Project Bonds, Class I Series 2020B,	10/29 at 100.00	AAA	13,829,121
	2.350%, 10/01/43
4,105	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax	12/23 at 103.00	N/R	4,458,112
	General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46
600	Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited Tax General	3/25 at 103.00	N/R	649,950
	Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/49
1,480	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds,	12/22 at 103.00	N/R	1,562,022
	Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 5.250%, 12/01/47
1,273	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds,	12/22 at 103.00	N/R	1,342,964
	Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 5.250%, 12/01/47
500	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/25 at 100.00	N/R	542,775
	Refunding Series 2016, 5.250%, 12/01/40
10,640	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	11/23 at 100.00	A	11,725,918
	2013B, 5.000%, 11/15/43
505	Denver Connection West Metropolitan District, City and County of Denver, Colorado,	12/22 at 103.00	N/R	534,361
	Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%, 8/01/47

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Colorado (continued)
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado
	Urban Redevelopment Area, Series 2018A:
$ 1,005	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	$ 1,103,420
2,310	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	2,537,327
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation	No Opt. Call	A	7,097,571
	Series 2010A, 0.000%, 9/01/41
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
35,995	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	A	35,609,494
6,525	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	A	6,186,026
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
17,030	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	A	16,424,754
9,990	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	8,090,002
43,090	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	33,924,326
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
20,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	18,565,800
1,180	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	1,068,750
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	5,356,190
500	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation	12/21 at 103.00	N/R	519,525
	Limited Tax Bonds, Series 2016, 5.125%, 12/01/46
590	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series	12/24 at 100.00	N/R	624,485
	2014, 6.000%, 12/01/38
825	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General	12/21 at 103.00	N/R (3)	872,809
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46
	(Pre-refunded 12/01/21)
1,355	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado,	12/21 at 100.00	N/R	1,407,384
	General Obligation Bonds, Series 2016A, 5.000%, 12/01/46
742	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation	12/21 at 103.00	N/R (3)	784,702
	Bonds, Series 2016A, 5.300%, 12/01/46 (Pre-refunded 12/01/21)
700	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General	12/22 at 103.00	N/R (3)	772,555
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47
	(Pre-refunded 12/01/22)
500	Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax	12/24 at 103.00	N/R	537,525
	General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/39
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
2,325	5.250%, 12/01/36	12/21 at 103.00	N/R	2,419,534
8,955	5.375%, 12/01/46	12/21 at 103.00	N/R	9,312,842
	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding &
	Improvement Series 2015:
1,005	5.750%, 12/15/46	12/23 at 100.00	N/R	824,954
5,355	6.000%, 12/15/50	12/23 at 100.00	N/R	4,508,482
980	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax	12/21 at 103.00	N/R	1,019,220
	General Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45
500	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation	6/21 at 103.00	N/R	515,670
	and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45
860	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/25 at 100.00	N/R	934,132
	Refunding Series 2016, 5.000%, 12/01/35
5,155	North Range Metropolitan District 1, Adams County, Colorado, General Obligation Bonds,	12/25 at 100.00	A2	5,489,456
	Series 2016B, 3.500%, 12/01/45
	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General
	Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A:
1,000	5.625%, 12/01/37	12/22 at 103.00	N/R	1,067,810
1,000	5.750%, 12/01/47	12/22 at 103.00	N/R	1,065,500
585	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General	12/21 at 103.00	N/R	608,646
	Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Colorado (continued)
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds,
	Series 2019:
$ 3,380	5.000%, 12/01/39	12/24 at 103.00	N/R	$ 3,709,584
6,900	5.000%, 12/01/49	12/24 at 103.00	N/R	7,505,889
	Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax
	Refunding & Improvement Series 2016:
660	5.000%, 12/01/36	12/26 at 100.00	Baa3	764,214
1,060	5.000%, 12/01/46	12/26 at 100.00	Baa3	1,209,418
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/25 at 100.00	A	759,667
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
665	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax	3/26 at 103.00	N/R	734,260
	General Obligation Bonds, Series 2021A, 5.000%, 12/01/41, 144A
2,760	Prairie Center Metropolitan District No 3, In the City of Brighton, Adams County,	12/26 at 100.00	N/R	2,999,430
	Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding
	Series 2017A, 5.000%, 12/15/41, 144A
	Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General
	Obligation Bonds, Refunding Series 2018:
1,310	5.375%, 12/01/37	12/23 at 103.00	N/R	1,415,311
2,765	5.500%, 12/01/47	12/23 at 103.00	N/R	2,975,085
5,050	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit	1/31 at 100.00	Baa2	5,369,867
	Partners Eagle P3 Project, Series 2020A, 3.000%, 7/15/37
1,280	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation	12/21 at 103.00	N/R	1,332,902
	Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46
930	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series	12/21 at 103.00	N/R	965,954
	2016, 5.000%, 12/01/46
1,000	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General	12/22 at 103.00	N/R	1,070,120
	Obligation Bonds, Series 2017A, 5.000%, 12/01/37
	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General
	Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A:
1,000	5.000%, 12/01/38	12/24 at 103.00	N/R	1,094,260
570	5.000%, 12/01/49	12/24 at 103.00	N/R	618,427
765	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax	12/25 at 102.00	N/R	850,994
	Supported District 2, Refunding & Improvement Senior Series 2020A, 4.250%, 12/01/50
2,765	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation	12/25 at 103.00	N/R	3,039,011
	Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
500	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General	12/21 at 103.00	N/R	520,115
	Obligation Bonds, Series 2016A, 5.250%, 12/01/45
500	The Village at Dry Creek Metropolitan District No 2, In the City of Thornton, Adams	9/24 at 103.00	N/R	526,640
	County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2019,
	4.375%, 12/01/44
500	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado,	3/26 at 103.00	N/R	436,155
	General Obligation Limited Bonds, Convertible Capital Appreciation Series 2021A-2, 0.000%,
	12/01/51 (6)
900	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado,	3/26 at 103.00	N/R	988,614
	General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/51
8,500	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	Aa3	9,042,045
	5.000%, 11/15/42
3,410	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and	12/29 at 100.00	AA	4,231,674
	Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2020,
	5.000%, 12/01/50 – AGM Insured
373,668	Total Colorado			375,038,429

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Connecticut – 6.3% (4.1% of Total Investments)
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
$ 2,345	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	A2	$ 2,631,723
1,600	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	A2	1,790,784
2,800	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 –	8/26 at 100.00	A2	3,295,852
	AGM Insured
	Bridgeport, Connecticut, General Obligation Bonds, Series 2017A:
1,470	5.000%, 11/01/36	11/27 at 100.00	Baa1	1,774,040
750	5.000%, 11/01/37	11/27 at 100.00	Baa1	903,105
5,500	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford	7/25 at 100.00	A	6,251,685
	HealthCare, Series 2015F, 5.000%, 7/01/45
4,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut	7/26 at 100.00	A2	4,713,760
	College, Refunding Series 2016L-1, 4.000%, 7/01/46
1,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut	7/21 at 100.00	A2 (3)	1,158,855
	College, Series 2011H, 5.000%, 7/01/41 (Pre-refunded 7/01/21)
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc,	8/24 at 100.00	BBB	1,181,873
	Series 2014A, 5.000%, 8/01/44
5,565	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield	7/26 at 100.00	A–	6,556,627
	University, Series 2016Q-1, 5.000%, 7/01/46
7,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford	7/21 at 100.00	A (3)	7,079,654
	HealthCare, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford	7/24 at 100.00	A	555,920
	HealthCare, Series 2014E, 5.000%, 7/01/42
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare
	Facility Expansion Church Home of Hartford Inc Project, Series 2016A:
590	5.000%, 9/01/46, 144A	9/26 at 100.00	BB	649,785
740	5.000%, 9/01/53, 144A	9/26 at 100.00	BB	812,305
3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home	10/24 at 104.00	BB	3,133,830
	Issue, Series 2019A-1, 5.000%, 10/01/54, 144A
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex
	Hospital, Series 2011N:
1,105	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (3)	1,113,509
400	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (3)	403,080
500	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (3)	503,850
1,915	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex	7/25 at 100.00	A3	2,176,723
	Hospital, Series 2015O, 5.000%, 7/01/36
1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free	7/23 at 100.00	A	1,197,011
	Academy, Series 2013B, 4.000%, 7/01/34
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health
	Series 2019A:
1,000	4.000%, 7/01/41	7/29 at 100.00	Baa2	1,129,880
1,370	4.000%, 7/01/49	7/29 at 100.00	Baa2	1,528,509
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac
	University, Refunding Series 2015L:
10,105	4.125%, 7/01/41	7/25 at 100.00	A–	10,970,796
7,030	5.000%, 7/01/45	7/25 at 100.00	A–	7,962,740
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac
	University, Series 2016M:
500	5.000%, 7/01/34	7/26 at 100.00	A–	589,415
1,250	5.000%, 7/01/36	7/26 at 100.00	A–	1,468,738
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/21 at 100.00	A3 (3)	251,975
	University, Series 2011G, 5.125%, 7/01/26 (Pre-refunded 7/01/21)
6,145	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/27 at 100.00	A3	7,328,343
	University, Series 2017I-1, 5.000%, 7/01/42
1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford	7/21 at 100.00	BBB+	1,284,716
	Hospital, Series 2010-I, 5.000%, 7/01/30

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Connecticut (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford
	Hospital, Series 2012J:
$ 1,000	5.000%, 7/01/37	7/22 at 100.00	BBB+	$ 1,041,120
8,055	5.000%, 7/01/42	7/22 at 100.00	BBB+	8,370,353
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford	7/26 at 100.00	BBB+	4,297,320
	Hospital, Series 2016K, 4.000%, 7/01/46
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis
	Chaffee School Issue, Series 2011-I:
560	5.000%, 7/01/23 (Pre-refunded 7/01/21) – AGM Insured	7/21 at 100.00	A1 (3)	564,312
225	5.000%, 7/01/24 (Pre-refunded 7/01/21) – AGM Insured	7/21 at 100.00	A1 (3)	226,733
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health
	Credit Group, Series 2016CT:
2,650	5.000%, 12/01/41	6/26 at 100.00	AA–	3,175,601
770	5.000%, 12/01/45	6/26 at 100.00	AA–	919,580
2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/28 at 100.00	BBB–	2,592,225
	New Haven, Series 2018K-1, 5.000%, 7/01/38
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western	7/21 at 100.00	N/R (3)	4,030,480
	Connecticut Health, Series 2011N, 5.000%, 7/01/29 (Pre-refunded 7/01/21)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven
	Health Issue, Series 2014E:
2,610	5.000%, 7/01/32	7/24 at 100.00	AA–	2,975,870
2,740	5.000%, 7/01/33	7/24 at 100.00	AA–	3,122,257
900	5.000%, 7/01/34	7/24 at 100.00	AA–	1,024,947
5,580	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut	11/23 at 100.00	A (3)	6,249,823
	State University System, Series 2013N, 5.000%, 11/01/31 (Pre-refunded 11/01/23)
1,185	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds,	6/21 at 100.00	A	1,188,993
	Refunding Series 2010-16, 5.000%, 6/15/30
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds,
	Tender Option Bond Trust 2016-XG0059:
1,295	17.846%, 1/01/32, 144A (IF) (5)	1/23 at 100.00	Aa3	1,680,786
410	17.679%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	Aa3	525,325
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	A	1,022,370
3,500	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	A	4,016,740
2,630	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	A	3,100,691
3,730	Connecticut State, General Obligation Bonds, Series 2017A, 5.000%, 4/15/35	4/27 at 100.00	A	4,549,556
	Connecticut State, General Obligation Bonds, Series 2018A:
3,500	5.000%, 4/15/35 (UB) (5)	4/28 at 100.00	A	4,364,080
5,000	5.000%, 4/15/38 (UB) (5)	4/28 at 100.00	A	6,189,400
3,855	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes	10/23 at 100.00	A+	4,251,063
	Series 2013A, 5.000%, 10/01/33
1,380	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes	8/25 at 100.00	A+	1,611,219
	Series 2015A, 5.000%, 8/01/33
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes
	Series 2016A:
5,300	5.000%, 9/01/33	9/26 at 100.00	A+	6,380,034
1,075	5.000%, 9/01/34	9/26 at 100.00	A+	1,291,591
3,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,	9/24 at 100.00	A+	3,982,650
	Series 2014A, 5.000%, 9/01/33
	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System
	Revenue Bonds, Series 2012A:
655	5.000%, 1/01/31	1/22 at 100.00	Aa3	674,833
500	5.000%, 1/01/32	1/22 at 100.00	Aa3	515,105
2,830	5.000%, 1/01/42	1/22 at 100.00	Aa3	2,909,014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Connecticut (continued)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater
	System Revenue Bonds, Refunding Series 2014B:
$ 500	5.000%, 8/15/30 (Pre-refunded 8/15/24)	8/24 at 100.00	A1 (3)	$ 577,900
1,000	5.000%, 8/15/31 (Pre-refunded 8/15/24)	8/24 at 100.00	A1 (3)	1,155,800
55	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater	6/21 at 100.00	A1	55,202
	System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured
225	Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%, 8/15/32 – BAM Insured	8/24 at 100.00	AA	253,085
2,315	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation	4/27 at 100.00	N/R	2,663,917
	Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A
10,015	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds,	11/24 at 100.00	AA–	11,330,971
	Refunding Green Bond Series 2014A, 5.000%, 11/01/42
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds,
	Series 2013A:
4,100	5.000%, 4/01/36 (Pre-refunded 4/01/22)	4/22 at 100.00	AA– (3)	4,282,737
2,500	5.000%, 4/01/39 (Pre-refunded 4/01/22)	4/22 at 100.00	AA– (3)	2,611,425
2,285	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series	7/28 at 100.00	Aa3	2,846,859
	2018, 5.000%, 7/15/36
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 –	6/21 at 100.00	A1	873,028
	AGC Insured
	Milford, Connecticut, General Obligation Bonds, Series 2018:
1,055	4.000%, 11/01/36	11/24 at 100.00	AA+	1,160,300
1,055	4.000%, 11/01/37	11/24 at 100.00	AA+	1,158,801
1,550	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%,	8/26 at 100.00	BBB	1,832,271
	8/15/35 – AGM Insured
985	New Haven, Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 8/01/33 –	8/24 at 100.00	BBB	1,103,998
	AGM Insured
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
790	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	BBB	914,386
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	BBB	1,871,375
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	BBB	575,765
	New Haven, Connecticut, General Obligation Bonds, Series 2017A:
1,000	5.000%, 8/01/35	8/27 at 100.00	BBB	1,179,900
1,425	5.000%, 8/01/36	8/27 at 100.00	BBB	1,677,510
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	1,035,927
795	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth	8/24 at 100.00	AA– (3)	917,398
	Series 2014A, 5.000%, 8/01/44 (Pre-refunded 8/01/24)
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,
	Refunding Thirty-Second Series 2016B:
2,715	4.000%, 8/01/36	8/26 at 100.00	AA–	3,067,787
2,220	5.000%, 8/01/37	8/26 at 100.00	AA–	2,673,102
3,870	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/21 at 100.00	AA– (3)	3,915,976
	Twentieth-Sixth Series, 2011, 5.000%, 8/01/41 (Pre-refunded 8/01/21)
3,250	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/22 at 100.00	AA– (3)	3,447,535
	Twenty-Seventh Series 2012, 5.000%, 8/01/33 (Pre-refunded 8/01/22)
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	8/23 at 100.00	Aa2	553,540
	2013A, 5.250%, 8/15/43
	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2019:
200	4.000%, 4/01/37	4/29 at 100.00	AA+	238,510
250	4.000%, 4/01/38	4/29 at 100.00	AA+	297,390
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/32	12/22 at 100.00	A2 (3)	646,884
	(Pre-refunded 12/15/22)
1,500	Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%, 1/01/39 –	1/27 at 100.00	A2	1,701,810
	BAM Insured

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Connecticut (continued)
$ 1,000	Town of Hamden, Connecticut, General Obligation Bonds, Refunding Series 2018A, 5.000%,	8/28 at 100.00	BBB	$ 1,236,780
	8/15/30 – BAM Insured
2,500	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/32	8/23 at 100.00	A	2,740,350
760	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	A	852,462
2,250	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 3/15/31	3/26 at 100.00	A	2,697,772
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
445	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA–	523,618
390	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA–	458,722
610	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA–	716,933
445	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA–	522,599
445	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA–	521,989
208,530	Total Connecticut			234,135,468
	Delaware – 0.1% (0.1% of Total Investments)
	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate
	Housing Foundation – Dover LLC Delaware State University Project, Series 2018A:
2,585	5.000%, 7/01/53	1/28 at 100.00	BB–	2,881,603
1,000	5.000%, 7/01/58	1/28 at 100.00	BB–	1,111,560
3,585	Total Delaware			3,993,163
	District of Columbia – 2.6% (1.7% of Total Investments)
3,780	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard	10/22 at 100.00	BB–	3,848,758
	Properties LLC Issue, Series 2013, 5.000%, 10/01/45
3,990	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	No Opt. Call	Baa1	4,430,097
	Bonds, Series 2001, 6.500%, 5/15/33
186,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	6/21 at 21.42	N/R	39,653,340
	Bonds, Series 2006A, 0.000%, 6/15/46
1,500	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A,	7/24 at 103.00	N/R	1,582,755
	5.000%, 7/01/42
1,810	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road	10/29 at 100.00	A2	2,077,500
	Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien
	Series 2019B, 4.000%, 10/01/53 – AGM Insured
3,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road	10/28 at 100.00	A	3,641,910
	Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien
	Series 2019A, 5.000%, 10/01/44
14,945	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road	4/22 at 100.00	Baa1	15,498,563
	Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien
	Series 2014A, 5.000%, 10/01/53
11,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road	10/26 at 100.00	A3	14,133,900
	Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series
	2009C, 6.500%, 10/01/41 – AGC Insured
10,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road	10/28 at 100.00	Baa1	13,409,400
	Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B,
	6.500%, 10/01/44
236,025	Total District of Columbia			98,276,223
	Florida – 4.5% (2.9% of Total Investments)
990	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue	5/26 at 100.00	N/R	1,065,478
	Bonds, Series 2016, 4.700%, 5/01/36
1,000	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin	7/26 at 100.00	N/R	1,083,010
	Academy Projects, Series 2020, 5.000%, 12/15/50, 144A
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
1,290	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	1,418,497
1,045	6.200%, 8/15/48, 144A	8/28 at 100.00	N/R	1,135,915

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
$ 1,065	5.375%, 7/01/37, 144A	7/27 at 100.00	Ba1	$ 1,203,652
1,470	5.500%, 7/01/47, 144A	7/27 at 100.00	Ba1	1,645,342
5,225	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center,	6/28 at 100.00	N/R	1,985,500
	Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (4), (7)
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A:
6,050	5.125%, 6/15/37, 144A	6/27 at 100.00	N/R	6,734,194
1,885	5.250%, 6/15/47, 144A	6/27 at 100.00	N/R	2,087,279
880	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series	10/27 at 100.00	Ba2	968,906
	2017A, 5.000%, 10/15/37, 144A
735	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series	10/27 at 100.00	Ba2	795,035
	2019A, 5.000%, 10/15/49, 144A
4,670	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA–	5,454,700
1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue	No Opt. Call	A	1,169,299
	Bonds, Refunding Series 2012, 5.000%, 5/01/26
1,480	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges	11/23 at 100.00	BB+	1,583,970
	University, Refunding Series 2013, 6.125%, 11/01/43
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment
	Bonds, Area 1 Project, Series 2016A-1:
240	5.250%, 11/01/37	11/28 at 100.00	N/R	271,555
310	5.600%, 11/01/46	11/28 at 100.00	N/R	353,921
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University
	Project, Series 2013A:
3,445	6.000%, 4/01/42 (Pre-refunded 4/01/23)	4/23 at 100.00	Baa1 (3)	3,824,673
1,720	5.625%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	Baa1 (3)	1,898,674
4,000	Davie, Florida, Water and Sewer Revenue Bonds, Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1 (3)	4,080,320
	(Pre-refunded 10/01/21) – AGM Insured
	Downtown Doral Community Development District, Florida, Special Assessment Bonds,
	Series 2015:
280	5.250%, 5/01/35	5/26 at 100.00	N/R	301,862
315	5.300%, 5/01/36	5/26 at 100.00	N/R	339,564
475	5.500%, 5/01/45	5/26 at 100.00	N/R	514,910
655	5.500%, 5/01/46	5/26 at 100.00	N/R	709,712
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical
	Preparatory Incorporated Project, Series 2017A:
255	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	275,426
665	6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	713,831
415	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical	6/26 at 100.00	N/R	448,242
	Preparatory Incorporated Project, Series 2018A, 6.000%, 6/15/37, 144A
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown
	Doral Charter Upper School Project, Series 2017C:
2,375	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	2,663,776
3,735	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	4,138,156
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida
	Charter Foundation Inc Projects, Series 2016A:
1,485	6.250%, 6/15/36, 144A	6/26 at 100.00	N/R	1,740,598
2,075	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	2,238,074
4,350	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	5,050,002
1,335	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	1,442,174
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater
	Academy Projects, Series 2020A:
4,330	5.000%, 6/15/50	6/27 at 100.00	BBB	4,913,424
3,405	5.000%, 6/15/55	6/27 at 100.00	BBB	3,841,044

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,
	Renaissance Charter School Income Projects, Series 2015A:
$ 3,090	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	$ 3,516,667
3,450	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	3,887,391
550	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	6/24 at 100.00	N/R	598,659
	Renaissance Charter School, Inc Projects, Series 2014A, 6.125%, 6/15/44
4,380	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest	6/27 at 100.00	N/R	4,691,243
	Charter Foundation Inc Projects, Series 2017A, 6.125%, 6/15/47, 144A
1,435	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/26 at 100.00	N/R	1,527,988
	Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.750%, 5/01/36
600	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series	10/22 at 100.00	A+	639,552
	2012, 5.000%, 10/01/30
2,215	Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville University	6/28 at 100.00	N/R	2,587,629
	Project, Series 2018B, 5.000%, 6/01/53, 144A
1,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding	11/21 at 100.00	A2	1,022,940
	Series 2011, 5.000%, 11/15/25
625	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb	5/27 at 100.00	N/R	695,619
	Project, Series 2017, 5.000%, 5/01/37, 144A
4,125	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin	11/24 at 100.00	N/R (3)	4,808,512
	Memorial Medical Center, Series 2015, 5.000%, 11/15/45 (Pre-refunded 11/15/24)
	Miami Dade County Industrial Development Authority, Florida, Educational Facilities
	Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
1,080	5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	1,188,875
1,920	6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	2,093,741
5,965	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014,	10/24 at 100.00	BBB+	6,551,717
	5.000%, 10/01/43
2,130	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami	7/27 at 100.00	BB+	1,960,708
	Jewish Health System Inc Project, Series 2017, 5.125%, 7/01/46
5,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series	7/24 at 100.00	BBB+	5,610,400
	2014A, 5.000%, 7/01/44
2,400	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series	10/22 at 100.00	A2 (3)	2,565,456
	2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)
6,305	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%,	10/22 at 100.00	A+ (3)	6,739,667
	10/01/42 (Pre-refunded 10/01/22)
4,785	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	8/26 at 100.00	N/R	5,447,435
	Bonds, Development Unit 53, Series 2015, 5.350%, 8/01/35
4,270	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando	4/22 at 100.00	A2 (3)	4,458,307
	Health, Inc, Series 2012A, 5.000%, 10/01/42 (Pre-refunded 4/01/22)
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &
	Improvement Series 2019A-1:
1,245	5.000%, 10/01/44	10/29 at 100.00	BBB–	1,540,277
1,645	5.000%, 10/01/49	10/29 at 100.00	BBB–	2,022,462
3,345	4.000%, 10/01/54	10/29 at 100.00	BBB–	3,780,251
230	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences	6/22 at 102.00	N/R	246,760
	of Boca Raton Project, Series 2014A, 7.250%, 6/01/34
825	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3	11/26 at 100.00	N/R	895,274
	Project, Series 2016, 5.000%, 11/01/46
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue
	Bonds, Assessment Area 2, Series 2016:
225	4.750%, 11/01/28	11/27 at 100.00	N/R	241,729
375	5.375%, 11/01/36	11/27 at 100.00	N/R	415,744
920	South Fork III Community Development District, Florida, Special Assessment Revenue	5/27 at 100.00	N/R	1,022,166
	Bonds, Refunding Series 2016, 5.375%, 5/01/37

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Florida (continued)
$ 1,200	St Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993, 5.500%,	No Opt. Call	N/R (3)	$ 1,225,788
	10/01/21 – FGIC Insured (ETM)
4,120	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	4,308,943
	5.000%, 11/15/33
560	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St Joseph’s	6/21 at 100.00	N/R (3)	587,412
	Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
1,735	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute,	7/30 at 100.00	A–	2,161,671
	Series 2020B, 5.000%, 7/01/50
10,105	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	7/22 at 100.00	A2 (3)	10,671,890
	2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/21 at 100.00	A2 (3)	2,043,060
	Aeronautical University, Inc Project, Refunding Series 2011, 5.000%, 10/15/29 (Pre-refunded
	10/15/21) – AGM Insured
5,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson	6/25 at 100.00	A–	5,781,450
	University Inc Project, Series 2015, 5.000%, 6/01/40
153,530	Total Florida			165,628,098
	Georgia – 3.1% (2.0% of Total Investments)
11,985	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia	5/31 at 100.00	A1	11,987,397
	Transmission Corporation Vogtle Project, Series 2012, 2.750%, 1/01/52 (WI/DD, Settling 5/05/21)
5,715	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe	2/28 at 100.00	BBB+	6,401,771
	Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45
11,255	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe	2/28 at 100.00	BBB+	12,607,513
	Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45
2,000	Fairburn, Georgia, General Obligation Bonds, Series 2011, 5.750%, 12/01/31 (Pre-refunded	12/21 at 100.00	A2 (3)	2,065,160
	12/01/21) – AGM Insured
10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc	7/29 at 100.00	A1	11,524,600
	Project, Series 2019A, 4.000%, 7/01/49
15,305	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/25 at 100.00	AA–	17,615,902
	Certificates, Northeast Georgia Health Services Inc, Series 2014A, 5.500%, 8/15/54
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
2,730	3.950%, 12/01/43	6/27 at 100.00	AAA	2,869,940
4,085	4.000%, 12/01/48	6/27 at 100.00	AAA	4,293,090
1,300	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for	6/27 at 100.00	N/R	1,418,560
	Classical Education, Series 2017, 5.750%, 6/15/37, 144A
4,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life	11/27 at 100.00	Ba3	4,295,240
	University, Inc Project, Refunding Series 2017A, 5.000%, 11/01/47, 144A
10,825	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds,	7/25 at 100.00	Baa1	12,238,637
	Series 2015A, 5.000%, 7/01/60
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds,
	Series 2019A:
8,680	5.000%, 1/01/49	7/28 at 100.00	Baa1	10,370,343
4,000	5.000%, 1/01/59	7/28 at 100.00	Baa1	4,740,560
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/22 at 100.00	Baa1	1,052,470
	Refunding Series 2012C, 5.250%, 10/01/27
10,090	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/25 at 100.00	Baa1	11,175,785
	Series 2015, 5.000%, 10/01/40
1,710	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South	10/21 at 100.00	AA– (3)	1,744,337
	Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41 (Pre-refunded 10/01/21)
104,680	Total Georgia			116,401,305

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Guam – 0.5% (0.3% of Total Investments)
$ 1,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	BB	$ 1,681,155
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
840	5.250%, 1/01/36	1/22 at 100.00	BB	864,797
3,200	5.125%, 1/01/42	1/22 at 100.00	BB	3,292,448
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,
	Refunding Series 2017:
1,335	5.000%, 7/01/36	7/27 at 100.00	Baa2	1,561,296
890	5.000%, 7/01/40	7/27 at 100.00	Baa2	1,033,156
3,695	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	Baa2 (3)	4,106,327
	2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)
235	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/26 at 100.00	Baa2	265,329
	2016, 5.000%, 1/01/46
4,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/30 at 100.00	Baa2	5,812,436
	2020A, 5.000%, 1/01/50
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 – AGM Insured	10/22 at 100.00	A2	263,798
16,715	Total Guam			18,880,742
	Hawaii – 0.3% (0.2% of Total Investments)
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade	1/25 at 100.00	Ba3	1,528,365
	University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A
5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	A1	5,506,300
	Health Obligated Group, Series 2013A, 5.500%, 7/01/43
170	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB	184,402
	University, Series 2013A, 6.875%, 7/01/43
5,075	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health	7/25 at 100.00	A1	5,485,771
	Systems, Series 2015A, 4.000%, 7/01/40
11,745	Total Hawaii			12,704,838
	Idaho – 0.8% (0.5% of Total Investments)
	Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014:
3,300	4.375%, 7/01/34, 144A	7/24 at 100.00	A	3,543,408
12,495	4.750%, 7/01/44, 144A	7/24 at 100.00	A	13,394,765
1,250	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project,	9/26 at 100.00	BB+	1,392,125
	Refunding Series 2016, 5.000%, 9/01/37
8,730	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project,	3/22 at 100.00	A–	9,010,233
	Series 2012A, 5.000%, 3/01/47
1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project,	3/24 at 100.00	A–	1,053,440
	Series 2014A, 4.125%, 3/01/37
	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep
	Meridian North LLC, Series 2020A:
500	5.000%, 7/01/40, 144A	7/25 at 100.00	N/R	512,785
1,415	5.250%, 7/01/55, 144A	7/25 at 100.00	N/R	1,450,432
28,690	Total Idaho			30,357,188

	Illinois – 23.8% (15.3% of Total Investments)
675	Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding	7/23 at 100.00	A2 (3)	745,976
	Series 2013A, 5.000%, 1/01/25 (Pre-refunded 7/01/23)
67,135	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	80,700,969
	Series 2016, 6.000%, 4/01/46
1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	1,141,220
	Series 2017, 5.000%, 4/01/46
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues
	Series 2011A:
6,210	5.500%, 12/01/39	12/21 at 100.00	Ba3	6,339,416
1,810	5.000%, 12/01/41	12/21 at 100.00	Ba3	1,841,657

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Illinois (continued)
$ 5,235	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues	12/22 at 100.00	Ba3	$ 5,461,780
	Series 2012A, 5.000%, 12/01/42
8,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	10,866,744
	Refunding Series 2017B, 7.000%, 12/01/42, 144A
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Refunding Series 2017H:
5,835	5.000%, 12/01/36	12/27 at 100.00	BB	6,880,399
4,940	5.000%, 12/01/46	12/27 at 100.00	BB	5,693,646
6,055	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/28 at 100.00	BB	7,089,800
	Refunding Series 2018D, 5.000%, 12/01/46
38,905	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB	46,950,554
	Series 2016A, 7.000%, 12/01/44
14,805	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/26 at 100.00	BB	18,033,526
	Series 2016B, 6.500%, 12/01/46
19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	25,118,546
	Series 2017A, 7.000%, 12/01/46, 144A
1,410	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	No Opt. Call	BB	1,131,863
	Tax Revenues, Series 1998B-1, 0.000%, 12/01/30 – NPFG Insured
2,235	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal	6/21 at 100.00	A2	2,243,448
	Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011,
	5.250%, 6/01/26 – AGM Insured
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien
	Series 2020A:
1,405	4.000%, 12/01/50	12/29 at 100.00	A+	1,597,345
2,585	5.000%, 12/01/55	12/29 at 100.00	A+	3,168,874
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	A3 (3)	1,132,681
	5.250%, 12/01/40 (Pre-refunded 12/01/21)
12,215	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	12/24 at 100.00	AA	14,183,081
	5.250%, 12/01/49
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
1,500	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	BBB–	1,180,695
32,670	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	BBB–	24,862,850
12,360	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	BBB–	7,842,296
2,500	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/33	1/24 at 100.00	Ba1	2,722,500
17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB–	21,364,548
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.250%, 1/01/35	6/21 at 100.00	Ba1	1,002,260
10,200	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	10,415,424
2,605	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB–	2,937,919
3,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2008C,	1/25 at 100.00	A–	3,434,580
	5.000%, 1/01/39
10,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago	12/23 at 100.00	BBB	10,856,200
	City Colleges, Series 2013, 5.250%, 12/01/43
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural
	History, Series 2002RMKT:
2,500	4.450%, 11/01/36	11/25 at 102.00	A2	2,928,200
3,400	5.500%, 11/01/36	11/23 at 100.00	A	3,823,368
2,820	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series	6/21 at 100.00	Baa2	2,828,319
	2000, 5.800%, 6/01/30 – NPFG Insured
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools
	Belmont School Project, Series 2015A:
1,700	5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	1,884,603
115	6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	128,237

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Illinois (continued)
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident
	Group – UIC Surgery Center, LLC – University of Illinois Health Services Facility Project,
	Series 2020:
$ 3,835	4.000%, 10/01/50	10/30 at 100.00	BBB+	$ 4,347,318
5,190	4.000%, 10/01/55	10/30 at 100.00	BBB+	5,859,770
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network,
	Series 2016C:
80	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (3)	94,531
1,755	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (3)	2,073,778
37,840	4.000%, 2/15/41	2/27 at 100.00	Aa2	42,489,401
6,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012,	9/22 at 100.00	AA+	7,146,698
	5.000%, 9/01/38
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
1,485	5.000%, 9/01/34	9/24 at 100.00	AA+	1,673,580
19,025	5.000%, 9/01/42	9/24 at 100.00	AA+	21,348,143
1,750	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%,	5/22 at 100.00	A1 (3)	1,820,140
	5/15/43 (Pre-refunded 5/15/22)
4,000	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A,	11/26 at 103.00	N/R	4,417,840
	5.000%, 11/01/49
15,805	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016,	6/26 at 100.00	A3	18,683,407
	5.000%, 12/01/46
1,630	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series	8/22 at 100.00	Aa2	1,722,617
	2013, 5.000%, 8/15/37
1,435	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series	7/23 at 100.00	A–	1,559,687
	2013A, 6.000%, 7/01/43
	Illinois Finance Authority, Revenue Bonds, Rosalind Franklin University Research
	Building Project, Series 2017C:
1,000	5.000%, 8/01/42	8/27 at 100.00	BBB+	1,158,900
1,000	5.000%, 8/01/46	8/27 at 100.00	BBB+	1,153,760
1,000	5.000%, 8/01/47	8/27 at 100.00	BBB+	1,153,610
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	BBB+	636,507
6,140	5.000%, 8/15/44	8/25 at 100.00	BBB+	6,895,404
8,960	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	A2	9,106,944
	8/15/41 – AGM Insured
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A:
2,235	5.000%, 10/01/46 (UB)	10/25 at 100.00	AA–	2,633,568
17,765	5.000%, 10/01/46 (Pre-refunded 10/01/25) (UB) (5)	10/25 at 100.00	N/R (3)	21,271,811
19,975	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA–	20,342,740
	5.000%, 10/01/51
3,665	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014,	6/24 at 100.00	BB+	4,085,815
	5.250%, 6/15/31 – AGM Insured
	Illinois State, General Obligation Bonds, December Series 2017A:
11,800	5.000%, 12/01/38	12/27 at 100.00	BBB–	13,864,646
1,330	5.000%, 12/01/39	12/27 at 100.00	BBB–	1,560,077
	Illinois State, General Obligation Bonds, February Series 2014:
3,275	5.000%, 2/01/24	No Opt. Call	BBB–	3,661,810
1,575	5.250%, 2/01/34	2/24 at 100.00	BBB–	1,731,713
7,500	5.000%, 2/01/39	2/24 at 100.00	BBB–	8,159,400
5,200	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/29	1/26 at 100.00	BBB–	6,031,064
	Illinois State, General Obligation Bonds, May Series 2014:
510	5.000%, 5/01/36	5/24 at 100.00	BBB–	560,312
1,915	5.000%, 5/01/39	5/24 at 100.00	BBB–	2,097,883

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Illinois (continued)
$ 4,460	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB–	$ 5,692,387
13,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/41	11/26 at 100.00	BBB–	15,105,024
31,735	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB–	37,823,042
2,040	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB–	2,474,438
5,000	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/35	11/29 at 100.00	BBB–	5,718,500
5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/29	2/27 at 100.00	BBB–	5,945,450
1,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB–	1,255,426
	Illinois State, General Obligation Bonds, Series 2013:
2,000	5.250%, 7/01/31	7/23 at 100.00	BBB–	2,170,080
4,140	5.500%, 7/01/38	7/23 at 100.00	BBB–	4,493,059
5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	A1	5,370,700
	5.000%, 1/01/35
18,920	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	A1	22,011,528
	5.000%, 1/01/40
10,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2019A,	7/29 at 100.00	A1	12,394,400
	5.000%, 1/01/44
12,010	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A,	1/31 at 100.00	A1	15,294,134
	5.000%, 1/01/45
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	A1	1,799,508
	2015-XF0052, 17.627%, 1/01/38, 144A (IF)
17,510	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BB+	18,097,110
	Bonds, Refunding Series 2012B, 5.000%, 6/15/52
540	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BB+	610,918
	Bonds, Refunding Series 2015B, 5.000%, 6/15/52
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Refunding Series 2020A:
12,325	4.000%, 6/15/50	12/29 at 100.00	BB+	13,840,852
15,160	5.000%, 6/15/50	12/29 at 100.00	BB+	18,236,722
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Series 2015A:
2,890	0.000%, 12/15/52	No Opt. Call	BB+	1,011,876
5,185	5.000%, 6/15/53	12/25 at 100.00	BB+	5,863,457
5,700	5.500%, 6/15/53	12/25 at 100.00	BB+	6,570,846
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	BB+	13,053,000
43,200	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BB+	21,618,144
10,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BB+	4,845,700
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	BBB	7,686,350
	Expansion Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Series 2002A:
18,085	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BB+	17,322,717
20,045	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BB+	14,263,220
9,000	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BB+	5,790,690
465	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment	1/26 at 100.00	N/R	476,606
	Project, Senior Lien Series 2019, 5.000%, 1/01/39
1,846	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project,	3/24 at 100.00	AA	2,024,840
	Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured
2,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	A2	3,528,070
	Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured
7,025	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial	11/23 at 100.00	N/R (3)	8,314,931
	Group, Inc, Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Illinois (continued)
$ 4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	Baa2	$ 3,786,560
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
12,125	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015,	3/25 at 100.00	A2	13,984,490
	5.000%, 3/01/40 – AGM Insured
	Will County Community Unit School District 201-U Crete-Monee, Illinois, General
	Obligation Bonds, Capital Appreciation Series 2004:
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (3)	775,593
2,555	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	Baa2	2,522,935
6,415	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital	No Opt. Call	Aa3	6,216,969
	Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured
848,791	Total Illinois			885,866,670
	Indiana – 2.7% (1.8% of Total Investments)
2,650	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown	No Opt. Call	Baa2	2,607,203
	Point Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
12,045	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University	10/24 at 100.00	Baa1	12,981,378
	Project, Series 2014, 5.000%, 10/01/44
10,425	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project,	5/23 at 100.00	A (3)	11,436,642
	Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/23)
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation	12/29 at 100.00	AA	11,522,700
	Group, Fixed Rate Series 2019A, 4.000%, 12/01/49
13,880	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/21 at 100.00	A1	14,138,584
	Series 2011B, 5.000%, 10/01/41
17,970	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/24 at 100.00	A+	20,449,680
	Series 2014A, 5.000%, 10/01/44
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
10,000	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA–	9,630,800
20,000	0.000%, 2/01/28 – AMBAC Insured	No Opt. Call	AA–	18,521,000
96,970	Total Indiana			101,287,987
	Iowa – 2.1% (1.4% of Total Investments)
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project,	2/23 at 100.00	A1 (3)	10,915,900
	Series 2013A, 5.250%, 2/15/44 (Pre-refunded 2/15/23)
10,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	B+	11,718,592
	Company Project, Series 2013, 5.250%, 12/01/25
21,280	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 105.00	BB–	23,527,806
	Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)
5,700	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project,	8/23 at 102.00	N/R	5,953,992
	Series 2018, 5.250%, 8/01/55
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
56,850	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2	6/31 at 25.58	N/R	9,953,298
	Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65
14,430	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Lien	6/31 at 100.00	BBB	16,568,670
	Series Class 2 Series 2021B-1, 4.000%, 6/01/49
118,950	Total Iowa			78,638,258
	Kansas – 0.3% (0.2% of Total Investments)
1,000	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Series	5/27 at 100.00	BB+	1,098,570
	2017A, 5.000%, 5/15/43
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation
	Bonds, Vacation Village Project Area 1 and 2A, Series 2015:
3,920	5.000%, 9/01/27	9/25 at 100.00	N/R	3,953,359
2,380	5.750%, 9/01/32	9/25 at 100.00	N/R	2,404,419
2,575	6.000%, 9/01/35	9/25 at 100.00	N/R	2,601,239
9,875	Total Kansas			10,057,587

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Kentucky – 1.7% (1.1% of Total Investments)
$ 4,565	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series	2/26 at 100.00	BB+	$ 5,048,708
	2016, 5.500%, 2/01/44
3,770	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington	No Opt. Call	N/R	3,809,660
	Project, Series 2016A, 4.400%, 10/01/24
10,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro	6/27 at 100.00	BB+	11,308,000
	Health, Refunding Series 2017A, 5.000%, 6/01/37
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
4,345	5.000%, 7/01/37	7/25 at 100.00	Baa2	4,866,226
17,615	5.000%, 1/01/45	7/25 at 100.00	Baa2	19,548,070
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
4,360	0.000%, 7/01/43 (6)	7/31 at 100.00	Baa2	5,224,414
8,510	0.000%, 7/01/46 (6)	7/31 at 100.00	Baa2	10,215,659
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
2,390	5.750%, 7/01/49	7/23 at 100.00	Baa2	2,636,959
480	6.000%, 7/01/53	7/23 at 100.00	Baa2	531,763
56,035	Total Kentucky			63,189,459

	Louisiana – 1.2% (0.8% of Total Investments)
2,765	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala	7/23 at 100.00	N/R	2,939,942
	Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36
	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries
	of Our Lady Health System, Series 1998A:
135	5.750%, 7/01/25 (ETM) (UB)	No Opt. Call	A2 (3)	164,754
8,435	5.750%, 7/01/25 (UB)	No Opt. Call	A2	9,397,518
5,080	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children’s	6/30 at 100.00	A+	5,792,114
	Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
11,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project,	10/33 at 100.00	BBB	11,400,840
	Refunding Series 2017, 0.000%, 10/01/46 (6)
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2015:
1,000	4.250%, 5/15/40	5/25 at 100.00	A3	1,100,220
6,970	5.000%, 5/15/47	5/25 at 100.00	A3	7,954,094
1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%,	6/24 at 100.00	A (3)	1,121,790
	6/01/34 (Pre-refunded 6/01/24)
3,275	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series	6/30 at 100.00	BB–	4,231,333
	2010A, 6.350%, 10/01/40, 144A
39,660	Total Louisiana			44,102,605
	Maine – 1.4% (0.9% of Total Investments)
7,530	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	Ba1	7,861,094
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine
	Medical Center Obligated Group Issue, Series 2016A:
5,450	4.000%, 7/01/41	7/26 at 100.00	Ba1	5,606,361
10,215	4.000%, 7/01/46	7/26 at 100.00	Ba1	10,421,649
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General
	Medical Center, Series 2011:
1,050	6.750%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (3)	1,061,025
1,000	6.950%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (3)	1,010,820
10,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth	7/24 at 100.00	A+	11,053,000
	Issue, Series 2015, 5.000%, 7/01/39

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Maine (continued)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth
	Issue, Series 2020A:
$ 2,745	4.000%, 7/01/45	7/30 at 100.00	A+	$ 3,184,282
5,000	4.000%, 7/01/50	7/30 at 100.00	A+	5,768,750
6,695	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D,	5/29 at 100.00	AA+	6,935,351
	2.800%, 11/15/45
49,685	Total Maine			52,902,332
	Maryland – 1.4% (0.9% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,280	5.000%, 9/01/33	9/27 at 100.00	CCC	1,342,093
3,050	5.000%, 9/01/39	9/27 at 100.00	CCC	3,201,402
3,025	5.000%, 9/01/46	9/27 at 100.00	CCC	3,177,127
1,000	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series	2/26 at 100.00	N/R	1,055,290
	2017A, 4.375%, 2/15/39, 144A
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa3	2,594,300
	Healthcare, Series 2011A, 6.000%, 1/01/26
13,315	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/27 at 100.00	Baa3	15,710,635
	Healthcare, Series 2016A, 5.500%, 1/01/46
10,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge	7/25 at 100.00	A+	11,607,400
	Health System, Series 2015, 5.000%, 7/01/47
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula	7/24 at 100.00	A3 (3)	1,722,450
	Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45 (Pre-refunded 7/01/24)
3,010	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University	7/22 at 100.00	A– (3)	3,180,697
	of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)
	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds,
	Suitland-Naylor Road Project, Series 2016:
2,000	4.750%, 7/01/36, 144A	1/26 at 100.00	N/R	2,160,060
2,300	5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	2,493,384
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
1,335	4.250%, 11/01/37	11/24 at 103.00	B–	1,339,499
1,250	4.500%, 11/01/43	11/24 at 103.00	B–	1,266,137
2,650	5.000%, 11/01/47	11/24 at 103.00	B–	2,754,092
48,215	Total Maryland			53,604,566
	Massachusetts – 2.8% (1.8% of Total Investments)
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue,
	Series 2014A:
2,245	5.250%, 7/01/34	7/24 at 100.00	B	2,250,635
6,195	5.500%, 7/01/44	7/24 at 100.00	B	6,203,487
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the
	Charles, Inc Issue, Series 2017:
8,200	4.125%, 10/01/42, 144A	10/22 at 105.00	BB+	8,822,380
3,000	5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	3,276,420
10,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series	7/28 at 100.00	A3	11,974,600
	2018J-2, 5.000%, 7/01/53
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
4,020	4.500%, 1/01/45	1/25 at 100.00	Baa2	4,341,841
2,950	5.000%, 1/01/45	1/25 at 100.00	Baa2	3,261,815
4,035	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A,	10/26 at 100.00	Baa2	4,420,706
	4.000%, 10/01/46
16,280	Massachusetts Development Finance Agency, Revenue Bonds, Massachusetts Institute of	No Opt. Call	AAA	25,524,761
	Technology, Series 2020P, 5.000%, 7/01/50
900	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center	7/30 at 100.00	BB+	1,035,360
	Issue, Series 2020G, 5.000%, 7/15/46, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Massachusetts (continued)
$ 6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	AA–	$ 9,312,720
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	10,679,713
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB) (5)
2,800	Massachusetts Housing Finance Agency, Housing Bonds, Series 2014D, 3.875%, 12/01/39	6/24 at 100.00	AA–	2,963,828
4,500	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series	6/30 at 100.00	AA+	4,508,640
	2020-220, 2.300%, 12/01/44
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior	5/23 at 100.00	Aa2 (3)	5,011,167
	Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program,	6/21 at 100.00	AAA	426,738
	Subordinate Series 1999A, 5.750%, 8/01/29
83,515	Total Massachusetts			104,014,811
	Michigan – 2.2% (1.4% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and	No Opt. Call	AA	6,803,373
	Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
3,665	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst	7/24 at 100.00	AA	4,112,423
	Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured
2,985	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A1 (3)	3,162,906
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)
	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding
	Series 2015:
4,495	4.000%, 11/15/35	5/25 at 100.00	A	4,879,817
2,550	4.000%, 11/15/36	5/25 at 100.00	A	2,763,920
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group,
	Refunding Series 2016MI:
145	5.000%, 12/01/45 (Pre-refunded 6/01/26) (UB) (5)	6/26 at 100.00	N/R (3)	176,680
9,855	5.000%, 12/01/45 (UB)	6/26 at 100.00	AA–	11,769,432
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
10	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (3)	10,274
3,240	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA– (3)	3,331,595
2,705	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco	12/30 at 100.00	BBB	3,441,328
	Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40
1,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco	12/30 at 100.00	BBB+	1,139,800
	Receipts, Series 2020A-CL-1, 4.000%, 6/01/49
4,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	BBB+	4,101,720
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A:
2,750	5.375%, 10/15/36 (Pre-refunded 10/15/21)	10/21 at 100.00	AA– (3)	2,815,092
8,260	5.375%, 10/15/41 (Pre-refunded 10/15/21)	10/21 at 100.00	AA– (3)	8,455,514
13,855	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,	6/22 at 100.00	AA– (3)	14,576,430
	Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne
	County Airport, Series 2015D:
3,550	5.000%, 12/01/40	12/25 at 100.00	A–	4,171,889
3,600	5.000%, 12/01/45	12/25 at 100.00	A–	4,218,336
72,155	Total Michigan			79,930,529
	Minnesota – 1.8% (1.2% of Total Investments)
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory
	Academy, Refunding Series 2016A:
155	4.000%, 8/01/36	8/26 at 100.00	BB+	165,016
440	4.000%, 8/01/41	8/26 at 100.00	BB+	464,020
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy	3/25 at 100.00	BB–	2,091,100
	Project, Refunding Series 2015A, 5.000%, 3/01/34

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Minnesota (continued)
$ 1,720	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project,	7/25 at 100.00	BB+	$ 1,903,868
	Series 2015A, 5.500%, 7/01/50
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,
	Essentia Health Obligated Group, Series 2018A:
9,560	4.250%, 2/15/43	2/28 at 100.00	A–	10,793,622
27,325	4.250%, 2/15/48	2/28 at 100.00	A–	30,659,470
1,410	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project,	7/24 at 102.00	N/R	1,494,868
	Series 2016A, 5.000%, 7/01/47
2,735	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E,	7/29 at 100.00	AA+	2,836,003
	2.700%, 7/01/44
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I:
2,485	2.150%, 7/01/45	1/30 at 100.00	AA+	2,502,171
3,970	2.200%, 1/01/51	1/30 at 100.00	AA+	3,989,493
	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project,
	Series 2016A:
405	5.000%, 4/01/36 (4)	4/26 at 100.00	N/R	373,313
605	5.000%, 4/01/46 (4)	4/26 at 100.00	N/R	527,959
2,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue	7/25 at 100.00	A	2,710,650
	Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 4.000%, 7/01/35
130	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue	4/23 at 100.00	N/R	133,843
	Bonds, 2700 University at Westgate Station, Series 2015B, 4.250%, 4/01/25
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds,
	HealthEast Inc, Series 2015A:
2,785	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (3)	3,348,461
3,190	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (3)	3,835,401
61,415	Total Minnesota			67,829,258
	Mississippi – 0.2% (0.1% of Total Investments)
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System	No Opt. Call	A2 (3)	6,020,101
	Project, Series 2005, 5.250%, 7/01/24 – AGM Insured (ETM)
1,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A,	6/30 at 100.00	Aaa	1,001,520
	2.125%, 12/01/44
6,445	Total Mississippi			7,021,621
	Missouri – 2.3% (1.5% of Total Investments)
2,960	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales	5/23 at 100.00	A–	3,049,362
	Tax Revenue Bonds, Series 2015, 3.625%, 5/15/31
	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward
	Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
400	5.000%, 4/01/36, 144A	4/26 at 100.00	N/R	419,832
1,520	5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	1,578,824
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,	No Opt. Call	A2	13,747,350
	Improvement Series 2004B-1, 0.000%, 4/15/28 – AMBAC Insured
4,345	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds,	5/27 at 100.00	BB	4,730,445
	Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/50
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty
	Commons Project, Series 2015A:
1,575	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	1,633,244
1,055	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	1,099,321
2,460	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	5/23 at 100.00	BBB	2,603,147
	Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue
	Bonds, Saint Louis College of Pharmacy, Series 2015B:
1,410	5.000%, 5/01/40	11/23 at 100.00	BBB	1,491,230
2,000	5.000%, 5/01/45	11/23 at 100.00	BBB	2,107,160

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Missouri (continued)
$ 7,040	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	$ 7,712,038
	CoxHealth, Series 2013A, 5.000%, 11/15/48
2,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	2/22 at 100.00	A1	2,318,333
	Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/43
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	Mosaic Health System, Series 2019A:
6,330	4.000%, 2/15/44	2/29 at 100.00	A1	7,281,652
13,545	4.000%, 2/15/49	2/29 at 100.00	A1	15,485,728
1,010	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax	6/21 at 100.00	N/R	1,010,838
	Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30
405	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/23 at 100.00	BB+	437,007
	Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint
	Andrew’s Resources for Seniors, Series 2015A:
1,650	5.000%, 12/01/35	12/25 at 100.00	N/R	1,769,609
455	5.125%, 12/01/45	12/25 at 100.00	N/R	484,015
4,125	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport,	No Opt. Call	A–	5,529,769
	Series 2005, 5.500%, 7/01/29 – NPFG Insured
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley	No Opt. Call	N/R	11,607,670
	Park Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
84,885	Total Missouri			86,096,574
	Montana – 0.0% (0.0% of Total Investments)
	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran
	Corporation, Series 2017A:
1,175	5.250%, 5/15/37	5/25 at 102.00	N/R	1,229,273
375	5.250%, 5/15/47	5/25 at 102.00	N/R	385,121
1,550	Total Montana			1,614,394
	Nebraska – 1.2% (0.8% of Total Investments)
10,665	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding	No Opt. Call	BBB+	15,320,486
	Crossover Series 2017A, 5.000%, 9/01/42
4,435	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	BBB+	4,714,050
	5.000%, 9/01/32
1,330	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A	1,535,405
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
2,090	4.125%, 11/01/36	11/25 at 100.00	A	2,276,177
2,325	5.000%, 11/01/48	11/25 at 100.00	A	2,674,238
4,010	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	11/21 at 100.00	N/R (3)	4,104,917
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42 (Pre-refunded 11/01/21)
8,185	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series	3/29 at 100.00	AA+	8,503,233
	2020A, 2.700%, 9/01/43
6,800	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional	2/27 at 100.00	BB+	7,206,640
	West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/01/37
39,840	Total Nebraska			46,335,146
	Nevada – 1.1% (0.7% of Total Investments)
410	Director of the State of Nevada Department of Business and Industry, Charter School	12/25 at 100.00	BB	454,961
	Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A
23,605	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue	7/28 at 100.00	A	26,209,576
	Bonds, Series 2018B, 4.000%, 7/01/49
3,150	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series	7/27 at 100.00	A	3,510,360
	2017B, 4.000%, 7/01/36

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Nevada (continued)
$ 1,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement	6/21 at 100.00	N/R	$ 1,000,760
	District, Series 2016, 4.375%, 6/15/35, 144A
500	Neveda State Director of the Department of Business and Industry, Charter School Revenue	7/25 at 100.00	BB+	548,240
	Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/37, 144A
4,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno	12/28 at 100.00	A3	4,213,800
	Transportation Rail Access Corridor Project, Series 2018A, 4.000%, 6/01/43
4,500	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds,	7/38 at 31.26	N/R	734,490
	ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A
3,210	Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds, Series 2020,	7/30 at 100.00	N/R	3,664,664
	5.000%, 7/01/51
40,375	Total Nevada			40,336,851
	New Hampshire – 0.2% (0.1% of Total Investments)
5,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta	7/23 at 100.00	B	5,219,550
	Project, Refunding Series 2018B, 4.625%, 11/01/42, 144A
1,185	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta	7/25 at 100.00	B	1,228,750
	Project, Refunding Series 2020A, 3.625%, 7/01/43 (Mandatory Put 7/02/40), 144A
500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Kendal at	10/26 at 100.00	BBB+	569,635
	Hanover, Series 2016, 5.000%, 10/01/40
6,685	Total New Hampshire			7,017,935
	New Jersey – 5.8% (3.7% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Bonds,
	Refunding Series 2016BBB:
34,310	5.500%, 6/15/29	12/26 at 100.00	BBB	42,361,185
2,110	5.500%, 6/15/30	12/26 at 100.00	BBB	2,590,932
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1:
6,835	5.500%, 9/01/24 – AMBAC Insured	No Opt. Call	BBB	7,979,042
5,025	5.500%, 9/01/28 – NPFG Insured	No Opt. Call	BBB	6,579,082
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW:
655	5.250%, 6/15/40 (Pre-refunded 6/15/25)	6/25 at 100.00	N/R (3)	786,269
11,335	5.250%, 6/15/40	6/25 at 100.00	BBB	13,021,081
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	7/21 at 100.00	BB+	603,780
	Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	6/21 at 100.00	BB+	1,504,530
	Peters University Hospital, Series 2007, 5.750%, 7/01/37
3,310	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A1	3,735,037
	Refunding Series 2014A, 5.000%, 7/01/44
2,015	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	BBB	1,870,424
	Appreciation Series 2010A, 0.000%, 12/15/26
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding	No Opt. Call	BBB+	15,573,600
	Series 2006C, 0.000%, 12/15/33 – AGM Insured
20,040	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/24 at 100.00	BBB	22,225,162
	2014AA, 5.000%, 6/15/44
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
13,690	4.750%, 6/15/38	6/25 at 100.00	BBB	15,341,835
8,240	5.000%, 6/15/45	6/25 at 100.00	BBB	9,357,509
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/28 at 100.00	BBB	6,151,100
	2019AA, 5.250%, 6/15/43
7,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/30 at 100.00	BBB	9,011,813
	2020AA, 5.000%, 6/15/50
33,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%,	No Opt. Call	A2	40,201,216
	1/01/26 – AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	New Jersey (continued)
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
$ 74	17.497%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF)	7/22 at 100.00	A2 (3)	$ 90,626
126	17.497%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF)	7/22 at 100.00	N/R (3)	154,640
1,150	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%,	5/23 at 100.00	A+ (3)	1,261,596
	5/01/43 (Pre-refunded 5/01/23)
5,000	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	11/30 at 100.00	Baa2	5,727,700
	Series 2020A, 4.000%, 11/01/50
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BBB+	3,629,190
	Bonds, Series 2018A, 5.250%, 6/01/46
3,410	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	3,995,770
	Bonds, Series 2018B, 5.000%, 6/01/46
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation	No Opt. Call	A2	1,586,929
	Bonds, Series 2005, 5.250%, 1/01/26 – AGM Insured
189,260	Total New Jersey			215,340,048
	New Mexico – 0.1% (0.0% of Total Investments)
	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement
	Residences Project, Series 2019A:
670	5.000%, 5/15/44	5/26 at 103.00	BB+	741,094
1,200	5.000%, 5/15/49	5/26 at 103.00	BB+	1,323,180
1,870	Total New Mexico			2,064,274
	New York – 8.4% (5.4% of Total Investments)
15,275	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of	9/25 at 100.00	N/R	16,943,183
	Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9,320	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter	12/30 at 100.00	N/R	9,514,229
	School, Series 2020A-1, 5.500%, 6/01/55, 144A
7,390	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter	12/30 at 100.00	N/R	7,692,103
	School, Series 2020B-1, 5.000%, 6/01/55, 144A
20,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/31 at 100.00	AA+	23,436,200
	General Purpose, Series 2021B, 4.000%, 3/15/47
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School	No Opt. Call	Baa2	2,478,600
	of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
9,700	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	No Opt. Call	AAA	15,010,459
	2017A, 5.000%, 10/01/47 (UB) (5)
4,070	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at	7/25 at 100.00	A–	4,675,372
	Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical
	Center Obligated Group, Series 2015:
2,700	5.000%, 12/01/40, 144A	6/25 at 100.00	BBB–	3,010,095
5,600	5.000%, 12/01/45, 144A	6/25 at 100.00	BBB–	6,208,272
7,520	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University,	7/29 at 100.00	AA	8,697,106
	Series 2019C, 4.000%, 7/01/49
2,120	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The	2/30 at 100.00	N/R	2,466,980
	Academy Charter School Project, Refunding Series 2020B, 5.570%, 2/01/41
2,695	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The	2/27 at 100.00	N/R	3,109,222
	Academy Charter School Project, Series 2017A, 6.240%, 2/01/47
2,965	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The	2/28 at 100.00	N/R	3,604,343
	Academy Charter School Project, Series 2018A, 6.760%, 2/01/48
1,270	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The	2/30 at 100.00	N/R	1,474,356
	Academy Charter School Project, Series 2020A, 5.730%, 2/01/50

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	New York (continued)
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
$ 2,255	5.250%, 2/15/47	6/21 at 100.00	A+	$ 2,262,960
320	5.750%, 2/15/47	6/21 at 100.00	A+	321,290
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A:
3,320	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (3)	3,535,800
6,680	5.000%, 9/01/42	9/22 at 100.00	A2	7,081,735
6,850	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond	No Opt. Call	N/R	7,401,767
	Anticipation Note Series 2020A-1, 5.000%, 2/01/23
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green
	Climate Bond Certified Series 2020C-1:
2,790	5.000%, 11/15/50	5/30 at 100.00	BBB+	3,418,671
3,155	5.250%, 11/15/55	5/30 at 100.00	BBB+	3,924,031
8,380	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	11/30 at 100.00	BBB+	9,546,747
	Climate Bond Certified Series 2020D-2, 4.000%, 11/15/48
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	11/30 at 100.00	BBB+	5,691,400
	Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49
2,210	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	BBB+	2,566,053
	Green Climate Certified Series 2017C-1, 5.000%, 11/15/24
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/30 at 100.00	BBB+	8,570,025
	Green Climate Certified Series 2020E, 4.000%, 11/15/45
3,585	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann?s	1/26 at 103.00	N/R	3,897,504
	Community Project, Series 2019, 5.000%, 1/01/50
1,000	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic	7/24 at 100.00	A–	1,119,760
	Health Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/31
15,000	New York City Housing Development Corporation, New York, Sustainable Impact Revenue	2/28 at 100.00	Aa2	15,215,250
	Bonds, Williamsburg Housing Preservation LP, Series 2020A, 2.800%, 2/01/50
15,915	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes	1/31 at 100.00	BBB	16,678,283
	Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A, 3.000%,
	1/01/46 – AGM Insured
11,570	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/25 at 100.00	AA+	13,519,661
	General Resolution Revenue Bonds, Fiscal 2016 Series BB-1, 5.000%, 6/15/46 (UB) (5)
11,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	12/30 at 100.00	AA+	13,428,217
	General Resolution Revenue Bonds, Fiscal 2021 Series BB-2, 4.000%, 6/15/42
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%,	6/21 at 100.00	AA–	5,019
	4/01/26 – FGIC Insured
28,615	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	31,321,979
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
2,560	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of	3/29 at 100.00	Baa2	2,563,558
	America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3,
	2.800%, 9/15/69
3,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond	5/28 at 100.00	Aa2	3,633,560
	Certified/Sustainability Series 2019P, 3.050%, 11/01/49
6,500	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 211,	4/27 at 100.00	Aa1	7,003,035
	3.750%, 10/01/43
5,655	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	N/R (3)	5,969,531
	Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
20,925	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior	5/31 at 100.00	AA+	26,951,400
	Lien Subseries 2021A-1, 5.000%, 5/15/51 (WI/DD, Settling 5/03/21)
7,110	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	7,717,265
274,520	Total New York			311,665,021

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	North Carolina – 0.6% (0.4% of Total Investments)
$ 10,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke	6/22 at 100.00	AA (3)	$ 10,526,300
	University Health System, Series 2012A, 5.000%, 6/01/42 (Pre-refunded 6/01/22)
4,725	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant	6/22 at 100.00	A2 (3)	4,973,677
	Health, Refunding Series 2012A, 5.000%, 6/01/36 (Pre-refunded 6/01/22)
2,150	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,	10/22 at 100.00	A2	2,266,981
	Refunding Series 2012A, 5.000%, 10/01/38
2,150	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue	7/27 at 100.00	N/R	2,223,487
	Bonds, Aldersgate United Retirement Community Inc, Refunding Series 2017A, 5.000%, 7/01/47
1,690	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A,	7/26 at 100.00	Baa3	1,924,572
	5.000%, 7/01/54
1,625	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien	1/30 at 100.00	BBB	1,850,615
	Series 2019, 4.000%, 1/01/55 – AGM Insured
22,340	Total North Carolina			23,765,632
	North Dakota – 2.2% (1.4% of Total Investments)
9,950	Cass County, North Dakota, Health Care Facilities Revenue Bonds, Essential Health	2/28 at 100.00	A–	11,164,198
	Obligated Group, Series 2018B, 4.250%, 2/15/48
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System
	Obligated Group, Series 2012:
7,000	5.000%, 12/01/29	12/21 at 100.00	Baa2	7,103,950
6,650	5.000%, 12/01/32	12/21 at 100.00	Baa2	6,737,514
2,245	5.000%, 12/01/35	12/21 at 100.00	Baa2	2,272,524
4,525	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/27 at 100.00	Baa2	5,000,080
	Obligated Group, Series 2017A, 5.000%, 12/01/42
1,000	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley	12/26 at 100.00	N/R	1,043,400
	Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36
4,125	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B,	1/30 at 100.00	Aa1	4,201,477
	2.500%, 7/01/44
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
10,000	5.000%, 6/01/38	6/28 at 100.00	BBB–	11,619,100
28,000	5.000%, 6/01/53	6/28 at 100.00	BBB–	31,809,120
2,535	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	1,527,338
	Project, Series 2013, 7.750%, 9/01/38 (4)
76,030	Total North Dakota			82,478,701
	Ohio – 9.1% (5.8% of Total Investments)
2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities	11/30 at 100.00	Baa2	2,047,380
	Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020, 3.000%, 11/15/40
4,185	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	4,352,609
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners,
	Refunding and Improvement Series 2012A:
2,740	4.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (3)	2,845,874
1,930	5.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (3)	2,023,701
3,405	5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (3)	3,570,313
70,220	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 22.36	N/R	10,961,342
	Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2,
	0.000%, 6/01/57
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
41,535	3.000%, 6/01/48	6/30 at 100.00	BBB+	42,700,057
7,535	4.000%, 6/01/48	6/30 at 100.00	BBB+	8,519,297
40,425	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	45,444,572
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Ohio (continued)
$ 10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	N/R (3)	$ 10,657,200
	Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)
	Centerville, Ohio Health Care Improvement Revenue Bonds, Graceworks Lutheran Services,
	Refunding & Improvement Series 2017:
2,750	5.250%, 11/01/37	11/27 at 100.00	N/R	2,935,075
3,200	5.250%, 11/01/47	11/27 at 100.00	N/R	3,359,488
3,345	Cleveland Heights-University Heights City School District, Ohio, General Obligation	6/23 at 100.00	A1	3,610,192
	Bonds, School Improvement Series 2014, 5.000%, 12/01/51
5,000	County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group,	11/28 at 100.00	Baa3	5,776,000
	Series 2018A, 5.250%, 11/15/48
37,150	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series	6/24 at 100.00	A1	39,657,625
	2014, 4.375%, 12/01/44 (UB) (5)
	Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne Healthcare Project, Series 2019A:
1,165	4.000%, 9/01/40	9/29 at 100.00	BB+	1,218,823
1,750	4.000%, 9/01/45	9/29 at 100.00	BB+	1,810,777
2,000	5.000%, 9/01/49	9/29 at 100.00	BB+	2,239,420
6,840	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds,	12/29 at 100.00	BBB–	7,936,452
	Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51
7,870	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	8,242,408
	Improvement Series 2012A, 5.000%, 11/01/42
3,985	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A,	12/27 at 100.00	AA–	4,296,747
	3.250%, 12/01/42
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien
	Series 2013A:
6,425	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (5)	1/23 at 100.00	Aa3 (3)	6,946,453
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds,
	Tender Option Bond Trust 2016-XG0052:
390	17.823%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (3)	515,654
1,750	17.946%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF)	1/23 at 100.00	Aa3 (3)	2,317,857
625	17.955%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (3)	827,919
1,250	17.955%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (3)	1,655,837
1,725	17.955%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (3)	2,285,056
2,000	17.955%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (3)	2,649,340
2,885	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group,	11/21 at 100.00	Baa3 (3)	2,975,243
	Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)
	Middletown City School District, Butler County, Ohio, General Obligation Bonds,
	Refunding Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	A2	5,551,562
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	8,027,760
12,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System	2/23 at 100.00	Ba2	12,459,960
	Obligated Group Project, Series 2013, 5.000%, 2/15/48
8,500	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	N/R	10,625
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (4)
1,050	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	1,313
	FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (4)
2,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	2,525
	FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (4)
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	1,250
	FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (4)
20,765	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	21,377,567
	FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory
	Put 6/01/22)
1,240	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission	2/31 at 100.00	A+	1,538,071
	Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3, 0.000%, 2/15/36 (6)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Ohio (continued)
$ 4,975	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission	2/23 at 100.00	A+ (3)	$ 5,403,845
	Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48
	(Pre-refunded 2/15/23)
1,610	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	2,013
	Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33 (4)
1,130	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	1,413
	Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (4)
20,405	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	21,006,947
	Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)
20,480	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	21,084,160
	Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)
3,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment	11/30 at 100.00	N/R	3,041,760
	Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood,
	Senior Lien Series 2019A, 5.000%, 11/01/51
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health
	System Obligated Group Project, Refunding and Improvement Series 2012:
1,095	5.750%, 12/01/32	12/22 at 100.00	BB–	1,153,539
870	6.000%, 12/01/42	12/22 at 100.00	BB–	897,675
1,330	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education	3/25 at 100.00	N/R	1,448,490
	Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015,
	6.000%, 3/01/45
387,930	Total Ohio			337,389,186
	Oklahoma – 0.7% (0.4% of Total Investments)
1,090	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise	8/21 at 100.00	N/R (3)	1,117,512
	Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26 (Pre-refunded
	8/25/21), 144A
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2011:
1,500	5.000%, 7/01/40 (Pre-refunded 7/01/21)	7/21 at 100.00	AAA	1,511,670
1,000	5.375%, 7/01/40 (Pre-refunded 7/01/21)	7/21 at 100.00	AAA	1,008,380
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine
	Project, Series 2018B:
5,290	5.500%, 8/15/52	8/28 at 100.00	BB+	6,496,649
10,530	5.500%, 8/15/57	8/28 at 100.00	BB+	12,902,409
2,340	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds,	11/25 at 102.00	BBB–	2,564,640
	Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/45
21,750	Total Oklahoma			25,601,260
	Oregon – 0.1% (0.1% of Total Investments)
	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc,
	Series 2020A:
500	5.125%, 11/15/40	11/25 at 102.00	N/R	542,525
220	5.250%, 11/15/50	11/25 at 102.00	N/R	236,867
315	5.375%, 11/15/55	11/25 at 102.00	N/R	339,680
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South
	Waterfront, Refunding Series 2014A:
1,000	5.400%, 10/01/44	10/24 at 100.00	N/R	1,072,480
800	5.500%, 10/01/49	10/24 at 100.00	N/R	856,800
1,670	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G,	8/21 at 100.00	AA+ (3)	1,690,074
	5.000%, 8/01/36 (Pre-refunded 8/02/21)
4,505	Total Oregon			4,738,426

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Pennsylvania – 6.0% (3.9% of Total Investments)
$ 14,855	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny	4/28 at 100.00	A	$ 16,434,532
	Health Network Obligated Group Issue, Series 2018A, 4.000%, 4/01/44
2,540	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/27 at 100.00	Baa3	2,934,081
	Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue
	Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
13,235	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	13,628,344
3,145	3.500%, 4/01/41 (4)	No Opt. Call	N/R	3,931
1,245	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	1,556
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)
1,240	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	1,550
	Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)
9,365	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	4/31 at 100.00	N/R	9,842,802
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47
22,245	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue	11/27 at 100.00	B+	22,508,381
	Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/50
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane
	Charter School Project, Series 2016:
2,410	5.125%, 3/15/36	3/27 at 100.00	BBB–	2,746,990
6,420	5.125%, 3/15/46	3/27 at 100.00	BBB–	7,195,151
10,850	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master	6/28 at 100.00	A1	12,402,743
	Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured (UB) (5)
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran
	Social Ministries Project, Series 2015:
170	5.000%, 1/01/29 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (3)	197,897
830	5.000%, 1/01/29	1/25 at 100.00	BBB+	929,866
7,665	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle	6/22 at 100.00	A	7,984,937
	Health System Project, Series 2012A, 5.000%, 6/01/42
3,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands	1/28 at 100.00	A–	3,530,190
	Healthcare, Series 2018, 5.000%, 7/15/48
1,250	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes	7/25 at 100.00	BBB–	1,341,938
	Retirement Community Project, Refunding Series 2015A, 5.000%, 7/01/45
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown
	Concession, Series 2013A:
695	5.125%, 12/01/47	12/23 at 100.00	A	769,115
805	5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (3)	905,883
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
10,530	5.250%, 1/15/45	1/25 at 100.00	Ba1	11,703,463
1,200	5.250%, 1/15/46	1/25 at 100.00	Ba1	1,333,296
10,765	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue	9/25 at 100.00	CCC+	9,737,588
	Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
3,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series	4/29 at 100.00	Aa2	3,703,735
	2019-131A, 3.100%, 10/01/44
13,500	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Series 2018A,	12/28 at 100.00	Aa3	17,395,155
	5.250%, 12/01/44
3,705	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	4,284,314
6,450	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2018A-2, 5.000%, 12/01/43	12/28 at 100.00	A1	7,990,518
11,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C,	6/26 at 100.00	A2	13,901,360
	6.250%, 6/01/33 – AGM Insured
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1,	12/25 at 100.00	A3	17,531,250
	5.000%, 12/01/45

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Pennsylvania (continued)
$ 5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A,	12/29 at 100.00	A3	$ 5,744,400
	4.000%, 12/01/49
10,305	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	Ba1	10,823,651
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/42
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel	6/21 at 100.00	A2	7,071,861
	Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGM Insured
	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
1,125	5.250%, 12/01/31 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (3)	1,158,424
1,000	5.500%, 12/01/35 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (3)	1,031,150
5,790	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/23 at 100.00	Baa3	5,871,697
	Series 2012B, 4.000%, 1/01/33
207,890	Total Pennsylvania			222,641,749
	Puerto Rico – 4.0% (2.6% of Total Investments)
4,934	Cofina Class 2 Trust Tax-Exempt Class 2047 Unit, Puerto Rico, 0.000%, 8/01/47	No Opt. Call	N/R	1,495,770
9,761	Cofina Class 2 Trust Tax-Exempt Class 2054 Unit, Puerto Rico, 0.000%, 8/01/54	No Opt. Call	N/R	2,083,568
26,925	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series	7/30 at 100.00	N/R	31,531,867
	2020A, 5.000%, 7/01/47, 144A
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
2,200	5.125%, 7/01/37	7/22 at 100.00	CCC	2,325,114
8,080	5.250%, 7/01/42	7/22 at 100.00	CCC	8,551,549
8,315	6.000%, 7/01/47	7/22 at 100.00	CCC	8,874,101
590	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J,	6/21 at 100.00	Baa2	605,629
	5.000%, 7/01/29 – NPFG Insured
1,500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	6/21 at 100.00	A2	1,508,790
950	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	AA+	1,009,859
	5.125%, 6/01/24 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
3,013	0.000%, 7/01/31	7/28 at 91.88	N/R	2,355,202
9,828	0.000%, 7/01/33	7/28 at 86.06	N/R	7,120,779
259	4.500%, 7/01/34	7/25 at 100.00	N/R	283,248
2,661	0.000%, 7/01/46	7/28 at 41.38	N/R	844,309
14,546	0.000%, 7/01/51	7/28 at 30.01	N/R	3,345,289
17,398	4.750%, 7/01/53	7/28 at 100.00	N/R	19,353,535
23,055	5.000%, 7/01/58	7/28 at 100.00	N/R	26,030,478
723	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured	7/28 at 100.00	N/R	793,413
	Cofina Project Series 2019B-2, 4.536%, 7/01/53
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable
	Restructured Cofina Project Series 2019A-2:
7,857	4.329%, 7/01/40	7/28 at 100.00	N/R	8,608,129
11,680	4.329%, 7/01/40	7/28 at 100.00	N/R	12,796,374
9,037	4.784%, 7/01/58	7/28 at 100.00	N/R	10,078,153
163,312	Total Puerto Rico			149,595,156
	Rhode Island – 1.5% (0.9% of Total Investments)
1,000	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New	9/23 at 100.00	N/R (3)	1,135,470
	England Health System, Series 2013A, 6.000%, 9/01/33 (Pre-refunded 9/01/23)
5,650	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond	4/29 at 100.00	AA+	5,978,886
	Program, 2019 Series 71, 3.100%, 10/01/44
292,435	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed	5/21 at 15.96	CCC–	47,432,957
	Bonds, Series 2007A, 0.000%, 6/01/52
299,085	Total Rhode Island			54,547,313

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	South Carolina – 3.0% (2.0% of Total Investments)
$ 7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	$ 6,335,132
	0.000%, 1/01/31 – AMBAC Insured
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,
	Bishop Gadsden Episcopal Retirement Community, Series 2019A:
890	5.000%, 4/01/49	4/26 at 103.00	BBB–	988,078
1,165	4.000%, 4/01/54	4/26 at 103.00	BBB–	1,206,532
1,630	5.000%, 4/01/54	4/26 at 103.00	BBB–	1,805,665
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,
	Hilton Head Christian Academy, Series 2020:
405	5.000%, 1/01/40, 144A	1/30 at 100.00	N/R	407,940
1,000	5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	1,004,810
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds,
	Lutheran Homes of South Carolina Inc, Refunding Series 2017B:
1,000	5.000%, 5/01/37	5/23 at 104.00	N/R	1,053,350
750	5.000%, 5/01/42	5/23 at 104.00	N/R	777,870
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto	8/21 at 100.00	AA (3)	1,269,125
	Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured
4,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma	5/28 at 100.00	A3	4,779,880
	Health Obligated Group, Series 2018A, 5.000%, 5/01/48
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &
	Improvement Series 2015A:
11,305	5.000%, 12/01/50	6/25 at 100.00	A–	13,053,997
34,000	5.000%, 12/01/50 (UB) (5)	6/25 at 100.00	A–	39,260,140
8,630	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	12/30 at 100.00	A–	10,992,462
	Improvement Series 2020A, 5.000%, 12/01/43
5,075	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	12/24 at 100.00	A–	5,801,182
	Series 2014C, 5.000%, 12/01/46
1,310	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	12/23 at 100.00	A–	1,458,567
	2013A, 5.125%, 12/01/43
10,300	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	6/24 at 100.00	A–	11,704,405
	2014A, 5.500%, 12/01/54
10,250	Spartanburg Regional Health Services District, Inc, South Carolina, Hospital Revenue	4/22 at 100.00	A3	10,674,350
	Bonds, Refunding Series 2012A, 5.000%, 4/15/32
100,560	Total South Carolina			112,573,485
	South Dakota – 1.1% (0.7% of Total Investments)
15,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health,	7/27 at 100.00	A1	17,856,750
	Refunding Series 2017, 5.000%, 7/01/46
11,400	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument	9/30 at 100.00	A1	12,891,348
	Health, Inc, Series 2020A, 4.000%, 9/01/50
3,765	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional	9/27 at 100.00	A1	4,465,102
	Health, Refunding Series 2017, 5.000%, 9/01/40
4,350	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health,	7/21 at 100.00	A1 (3)	4,383,843
	Series 2012A, 5.000%, 7/01/42 (Pre-refunded 7/01/21)
34,515	Total South Dakota			39,597,043
	Tennessee – 0.8% (0.5% of Total Investments)
12,895	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	1/23 at 100.00	BBB+ (3)	13,961,159
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)
1,850	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds,	10/24 at 100.00	Baa3	2,036,295
	Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/39
2,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	2/29 at 100.00	A	2,230,720
	Bonds, East Tennessee Children’s Hospital, Series 2019, 4.000%, 11/15/48

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Tennessee (continued)
$ 2,645	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board,	7/27 at 100.00	N/R	$ 2,659,785
	Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.500%, 7/01/37
3,560	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	6/27 at 100.00	N/R	2,136,000
	Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.500%,
	6/15/37, 144A (4)
1,010	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2020-3A,	7/29 at 100.00	AA+	1,034,038
	2.550%, 1/01/45
10,000	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue	6/27 at 100.00	N/R	5,500,000
	Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 7.500%,
	6/01/47, 144A (4), (7)
33,960	Total Tennessee			29,557,997
	Texas – 11.3% (7.3% of Total Investments)
735	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside	8/21 at 100.00	BB	736,279
	Schools, Series 2016A, 4.375%, 8/15/36
3,580	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	9/23 at 103.00	N/R	3,855,051
	Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45
3,045	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	9/23 at 103.00	N/R	3,272,218
	Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40
5,480	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%,	11/25 at 100.00	Aa3	6,416,258
	11/15/45 (UB) (5)
2,500	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage	12/25 at 100.00	BB	2,611,125
	Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/45
2,315	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement	3/23 at 103.00	N/R	2,444,571
	District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
4,145	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement	3/23 at 103.00	N/R	4,368,416
	District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015,
	8.250%, 9/01/40
380	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District	9/24 at 100.00	N/R	402,097
	Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2020A:
3,000	5.000%, 1/01/44	1/30 at 100.00	Baa1	3,745,350
3,940	5.000%, 1/01/49	1/30 at 100.00	Baa1	4,868,382
3,335	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2020E,	1/30 at 100.00	Baa1	4,153,976
	5.000%, 1/01/45
13,685	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	Baa1	15,686,568
	5.000%, 1/01/45
6,375	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016,	1/26 at 100.00	Baa1	6,809,648
	3.375%, 1/01/41
535	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea	No Opt. Call	A–	545,416
	Public Schools, Series 2012, 3.750%, 8/15/22
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift
	Education Charter School, Series 2013A:
765	4.350%, 12/01/42	12/22 at 100.00	BBB–	786,405
685	4.400%, 12/01/47	12/22 at 100.00	BBB–	703,536
4,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift	6/25 at 100.00	BBB–	4,398,400
	Education Charter School, Series 2015A, 5.000%, 12/01/45
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds,
	Improvement Area 1 Project, Series 2016:
580	5.750%, 9/01/28	9/23 at 103.00	N/R	641,805
745	6.500%, 9/01/46	9/23 at 103.00	N/R	822,338
11,735	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding &	11/21 at 100.00	A	12,001,033
	Improvement Series 2012C, 5.000%, 11/01/45

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Texas (continued)
$ 2,520	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series	9/23 at 100.00	N/R	$ 2,776,536
	2013A, 6.375%, 9/01/42
400	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series	9/24 at 100.00	BBB–	446,144
	2014A, 5.250%, 9/01/44
1,255	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy	11/22 at 100.00	Baa2	1,320,536
	Inc Project, Series 2012A RMKT, 4.750%, 5/01/38
8,920	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy	11/22 at 100.00	Baa2	9,386,338
	Inc Project, Series 2012B, 4.750%, 11/01/42
6,660	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding	4/30 at 100.00	A2	7,746,845
	First Tier Series 2020C, 4.000%, 10/01/49
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate
	Lien Series 2013B:
20,000	5.250%, 10/01/51 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (3)	22,466,600
10,000	5.000%, 4/01/53 (Pre-refunded 10/01/23) (UB) (5)	10/23 at 100.00	AA (3)	11,173,200
5,470	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender	10/23 at 100.00	AA (3)	8,037,673
	Option Bond Trust 2015-XF0228, 18.108%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF) (5)
4,255	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	6/25 at 100.00	AA	4,890,484
	Houston Methodist Hospital System, Series 2015, 5.000%, 12/01/45
4,645	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds,	11/21 at 100.00	Aa2 (3)	4,757,316
	Series 2011A, 5.000%, 11/01/41 (Pre-refunded 11/01/21)
4,080	Harris County, Texas, General Obligation Toll Road Revenue Bonds, Tender Option Bond	No Opt. Call	AAA	9,296,362
	Trust 2015-XF0074, 14.383%, 8/15/32 – AGM Insured, 144A (IF)
10,000	Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2021A,	8/30 at 100.00	Aa2	11,916,300
	4.000%, 8/15/50
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation	11/31 at 44.13	A2	1,847,460
	Refunding Senior Lien Series 2014A, 0.000%, 11/15/48
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien	11/24 at 100.00	BBB	6,711,420
	Series 2014A, 5.000%, 11/15/53
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
1,940	0.000%, 11/15/34 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 55.69	Baa2 (3)	1,059,279
14,055	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BB	7,109,019
5,000	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, KIPP, Inc,	8/25 at 100.00	AAA	5,377,550
	Refunding Series 2015, 4.000%, 8/15/44
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and
	Entertainment Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A2	3,855,768
4,865	0.000%, 9/01/27 – AGM Insured	No Opt. Call	A2	4,434,593
4,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015,	9/24 at 100.00	A	5,090,408
	5.000%, 9/01/40
17,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series	No Opt. Call	A2 (3)	25,382,190
	2002A, 5.750%, 12/01/32 – AGM Insured (ETM)
6,700	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A+	6,770,685
	Refunding Series 2012A, 5.000%, 8/01/46
940	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	8/25 at 100.00	A–	1,082,062
	Memorial Hospital Project, Series 2015, 5.000%, 8/15/30
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA	5/25 at 100.00	A	1,148,820
	Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,095	5.750%, 12/01/33	12/25 at 100.00	B1	3,392,244
3,125	6.125%, 12/01/38	12/25 at 100.00	B1	3,436,031

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Texas (continued)
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien
	Series 2018:
$ 1,900	5.000%, 9/15/43	9/25 at 100.00	BBB–	$ 2,128,703
1,785	5.000%, 9/15/48	9/25 at 100.00	BBB–	1,993,042
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility
	Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
2,335	5.000%, 11/01/46	11/23 at 103.00	BBB–	2,504,871
6,015	5.000%, 11/01/51	11/23 at 103.00	BBB–	6,445,012
745	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility	1/25 at 100.00	N/R	775,940
	Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.500%, 1/01/43
210	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/26 at 100.00	N/R (3)	254,510
	Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus
	Christi Project, Series 2016A, 5.000%, 4/01/48 (Pre-refunded 4/01/26)
4,530	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	A2	4,838,991
	Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M
	University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured
820	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/26 at 100.00	N/R (3)	991,593
	Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, LLC – Texas A&M
	University – San Antonio Project,, 5.000%, 4/01/48 (Pre-refunded 4/01/26)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing
	Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, LLC – Tarleton State
	University Project, Series 2014A:
1,000	5.000%, 4/01/34 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (3)	1,126,350
2,200	5.000%, 4/01/39 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (3)	2,477,970
1,600	5.000%, 4/01/46 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (3)	1,802,160
5,540	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	N/R (3)	6,274,382
	Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project,
	Series 2014A, 5.000%, 4/01/39 (Pre-refunded 4/01/24)
3,220	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	A2	3,311,126
	12/15/36 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible
	Capital Appreciation Series 2011C:
2,590	0.000%, 9/01/43 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (3)	3,575,961
3,910	0.000%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (3)	5,843,534
6,155	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A+	6,573,171
	5.000%, 1/01/40
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series	1/25 at 100.00	A	2,293,600
	2015A, 5.000%, 1/01/38
610	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series	2/24 at 100.00	Ba1	650,260
	2014A, 5.125%, 2/01/39
1,000	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint	6/26 at 100.00	BBB	1,074,750
	Edward?s University Project, Series 2016, 4.000%, 6/01/41
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	11/21 at 100.00	AA– (3)	2,472,877
	Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30 (Pre-refunded 11/15/21)
1,870	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	9/23 at 100.00	A3 (3)	2,098,832
	Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43 (Pre-refunded
	9/01/23)
17,640	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	5/26 at 100.00	AA–	20,801,088
	Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/45 (UB) (5)
4,565	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue	2/25 at 100.00	Baa2	4,986,623
	Bonds, NRG Energy, inc Project, Fixed Rate Series 2012, 4.125%, 12/01/45
4,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds,	9/27 at 100.00	AA+	4,434,920
	Series 2018A, 4.250%, 9/01/43

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Texas (continued)
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue
	Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
$ 5,810	4.000%, 12/31/36	12/30 at 100.00	BBB–	$ 6,799,908
2,735	4.000%, 6/30/37	12/30 at 100.00	BBB–	3,195,683
3,150	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/22 at 100.00	A3 (3)	3,343,253
	First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding
	First Tier Series 2015B:
11,280	0.000%, 8/15/36	8/24 at 59.60	A3	6,256,001
10,000	0.000%, 8/15/37	8/24 at 56.94	A3	5,288,100
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding
	Second Tier Series 2015C:
5,000	5.000%, 8/15/37	8/24 at 100.00	Baa1	5,595,350
31,810	5.000%, 8/15/42	8/24 at 100.00	Baa1	35,417,572
7,500	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll	2/29 at 100.00	Baa3	8,765,400
	Series 2019A, 5.000%, 8/01/57
4,400	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A3	4,217,224
	2002A, 0.000%, 8/15/25 – AMBAC Insured
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue	11/21 at 100.00	AA–	1,890,269
	Refunding Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
390,505	Total Texas			420,679,761
	Virgin Islands – 0.1% (0.0% of Total Investments)
1,790	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding	10/22 at 100.00	A2	1,881,183
	Series 2012A, 5.000%, 10/01/32 – AGM Insured
	Virginia – 0.8% (0.5% of Total Investments)
	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds,
	Series 2015:
1,200	5.300%, 3/01/35, 144A	3/25 at 100.00	N/R	1,274,424
1,085	5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	1,151,869
5,500	Hampton Roads Transportation Accountability Commission, District of Columbia, Revenue	7/30 at 100.00	AA	6,910,530
	Bonds, Senior Lien Series 2020A, 5.000%, 7/01/60
11,380	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads	1/28 at 100.00	AA	14,163,320
	Transportation Fund Revenue Bonds, Senior Lien Series 2018A, 5.500%, 7/01/57
2,000	Peninsula Town Center Community Development Authority, Virginia, Special Obligation	9/27 at 100.00	N/R	2,177,020
	Bonds, Refunding Series 2018, 5.000%, 9/01/45, 144A
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount	7/25 at 100.00	Ba2	1,071,520
	University Project, Green Series 2015B, 5.250%, 7/01/35, 144A
2,025	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue	4/28 at 112.76	N/R	2,508,631
	Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A,
	8.375%, 4/01/41, 144A
24,190	Total Virginia			29,257,314
	Washington – 1.9% (1.2% of Total Investments)
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station,	7/25 at 100.00	AA–	5,819,250
	Refunding Series 2015A, 5.000%, 7/01/38 (UB) (5)
1,250	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health &	10/24 at 100.00	AA–	1,916,750
	Services, Tender Option Bond Trust 2015-XF0148, 17.892%, 10/01/44, 144A (IF) (5)
20,455	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center	9/30 at 100.00	A2	25,682,071
	Alliance, Series 2020, 5.000%, 9/01/55
6,655	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2 (3)	7,108,871
	Series 2012A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Washington (continued)
	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds,
	Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A:
$ 5,450	5.000%, 1/01/46, 144A	1/25 at 102.00	BB	$ 5,837,822
3,650	5.000%, 1/01/51, 144A	1/25 at 102.00	BB	3,903,201
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C,	No Opt. Call	AA+	19,826,842
	0.000%, 6/01/28 – NPFG Insured (UB) (5)
63,970	Total Washington			70,094,807
	West Virginia – 1.3% (0.8% of Total Investments)
1,900	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue,	6/27 at 100.00	N/R	2,062,203
	University Town Centre Economic Opportunity Development District, Refunding & Improvement
	Series 2017A, 5.500%, 6/01/37, 144A
40,950	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/23 at 100.00	A (3)	45,423,378
	Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
	(Pre-refunded 6/01/23)
42,850	Total West Virginia			47,485,581
	Wisconsin – 4.1% (2.6% of Total Investments)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter
	Academy, North Carolina, Series 2016A:
1,750	5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	1,881,880
305	5.125%, 2/01/46, 144A	2/26 at 100.00	N/R	325,228
1,715	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community	6/26 at 100.00	N/R	1,816,305
	School Bonds, North Carolina, Series 2019A, 5.000%, 6/15/49, 144A
500	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community	6/24 at 100.00	N/R	520,750
	School, North Carolina, Series 2017A, 5.125%, 6/15/47, 144A
1,480	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science	5/26 at 100.00	N/R	1,568,386
	Academy Project, Series 2016A, 5.125%, 5/01/36, 144A
6,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy	6/24 at 100.00	N/R	6,108,240
	Charter School, North Carolina, Series 2017A, 5.625%, 6/15/37, 144A
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter
	Academy, North Carolina, Series 2017A:
1,000	5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	1,018,350
1,790	5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	1,839,655
35,100	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American	12/27 at 100.00	N/R	40,541,202
	Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A
1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center,	10/27 at 100.00	N/R	1,745,135
	Senior Series 2017A, 7.000%, 10/01/47, 144A
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc,
	Series 2017A:
1,410	5.000%, 12/01/27	No Opt. Call	BBB–	1,562,717
1,815	5.200%, 12/01/37	12/27 at 100.00	BBB–	2,068,828
	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health
	Sciences, Series 2020:
1,300	5.000%, 4/01/40, 144A	4/30 at 100.00	BB	1,522,950
4,765	5.000%, 4/01/50, 144A	4/30 at 100.00	BB	5,488,899
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter
	School, Series 2018A:
4,050	5.000%, 6/15/38, 144A	6/26 at 100.00	BBB–	4,524,619
1,575	5.000%, 6/15/48, 144A	6/26 at 100.00	BBB–	1,738,170
2,500	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project,	5/26 at 100.00	BBB–	2,754,800
	Refunding Series 2016C, 4.050%, 11/01/30
8,460	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health	7/21 at 100.00	Aa3 (3)	8,541,131
	Care, Inc, Series 2012A, 5.000%, 7/15/25 (Pre-refunded 7/15/21)

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (14)	Ratings (2)	Value
	Wisconsin (continued)
$ 6,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health	10/22 at 100.00	AA	$ 6,961,129
	Inc Obligated Group, Series 2012A, 5.000%, 4/01/42
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2012B:
3,505	4.500%, 2/15/40	2/22 at 100.00	A–	3,560,905
1,485	5.000%, 2/15/40	2/22 at 100.00	A–	1,527,738
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance,
	Inc, Series 2012:
11,000	5.000%, 6/01/32	6/22 at 100.00	A3	11,459,140
1,500	5.000%, 6/01/39	6/22 at 100.00	A3	1,562,610
1,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education	6/26 at 100.00	N/R	1,598,175
	Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A
16,190	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen	10/21 at 100.00	A1	16,493,886
	Lutheran, Series 2011A, 5.250%, 10/15/39
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	8/24 at 103.00	N/R	1,059,910
	American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017,
	5.000%, 8/01/37
2,505	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aurora	4/23 at 100.00	Aa3 (3)	2,741,021
	Health Care, Inc, Series 2013A, 5.125%, 4/15/31 (Pre-refunded 4/15/23)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson
	Hollow Project Series 2014:
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,040,890
1,500	5.500%, 10/01/49	10/22 at 102.00	N/R	1,563,450
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers	7/24 at 100.00	A	1,108,240
	Memorial Hospital, Inc, Series 2014A, 5.000%, 7/01/34
1,850	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint	11/26 at 103.00	N/R	1,939,965
	Camillus Health System Inc, Series 2019A, 5.000%, 11/01/54
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint
	John’s Communities Inc, Series 2015B:
550	5.000%, 9/15/37	9/22 at 100.00	BBB–	567,034
1,350	5.000%, 9/15/45	9/22 at 100.00	BBB–	1,386,491
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three	8/23 at 100.00	BBB+ (3)	1,109,880
	Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/33 (Pre-refunded 8/15/23)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Woodland Hills Senior Housing Project, Series 2014:
2,565	5.000%, 12/01/44	12/22 at 102.00	N/R	2,661,880
1,775	5.250%, 12/01/49	12/22 at 102.00	N/R	1,846,816
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds,
	Series 2019A:
2,800	3.150%, 11/01/44	11/28 at 100.00	Aa3	2,964,192
4,000	3.200%, 11/01/49	11/28 at 100.00	Aa3	4,211,840
141,860	Total Wisconsin			152,932,437
	Wyoming – 0.1% (0.0% of Total Investments)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John’s Medical
	Center Project, Series 2011B:
1,000	5.500%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (3)	1,030,260
1,000	6.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (3)	1,033,010
2,000	Total Wyoming			2,063,270
$ 5,921,490	Total Municipal Bonds (cost $5,141,689,818)			5,766,940,823

Shares	Description (1)	Value
	COMMON STOCKS – 0.5% (0.3% of Total Investments)
	Electric Utilities – 0.5% (0.3% of Total Investments)
676,308	Energy Harbor Corp (8), (9), (10)	$ 19,486,462
	Total Common Stocks (cost $15,015,822)	19,486,462
	Total Long-Term Investments (cost $5,156,705,640)	5,786,427,285
	Floating Rate Obligations – (5.1)%	(187,925,000)
	MuniFund Preferred Shares, net of deferred offering costs – (10.9)% (11)	(404,082,522)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (3.0)% (12)	(111,918,480)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (37.8)% (13)	(1,408,136,995)
	Other Assets Less Liabilities – 1.3%	46,464,503
	Net Assets Applicable to Common Shares – 100%	$ 3,720,828,791

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(3)
BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 – Investment Valuation and Fair Value Measurements for more information.

(8)
Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33.

(9)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 3 – Investment Valuation and Fair Value Measurements for more information.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 7.0%.
(12)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 1.9%.
(13)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 24.3%.
(14)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.
IF
Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

UB
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 154.9% (100.0% of Total Investments)

	MUNICIPAL BONDS – 153.4% (99.0% of Total Investments)

	Alabama – 1.0% (0.6% of Total Investments)
$ 8,585	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	$ 9,424,527
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A
5,250	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	6/21 at 100.00	N/R (5)	5,609,205
	Daughters of Charity National Health System – Providence Hospital and St Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
5,835	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A2	8,533,804
19,670	Total Alabama			23,567,536
	Alaska – 0.3% (0.2% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham
	Hydroelectric Project, Refunding Series 2015:
1,000	5.000%, 1/01/31 (AMT)	7/25 at 100.00	Baa2	1,110,500
2,950	5.000%, 1/01/33 (AMT)	7/25 at 100.00	Baa2	3,265,532
2,900	5.000%, 1/01/34 (AMT)	7/25 at 100.00	Baa2	3,202,064
35	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed	5/21 at 100.00	A1	35,568
	Bonds, Series 2006A, 4.625%, 6/01/23
6,885	Total Alaska			7,613,664
	Arizona – 1.9% (1.2% of Total Investments)
1,300	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue	3/22 at 100.00	A–	1,332,487
	Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
2,820	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals	12/24 at 100.00	A2	3,184,316
	Project, Refunding Series 2014A, 5.000%, 12/01/39
10,450	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A	10,881,062
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/30
2,131	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds,	7/27 at 100.00	N/R	1,640,888
	Series 2017A, 7.000%, 7/01/41, 144A (4)
3,185	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds,	7/25 at 100.00	N/R	3,395,847
	Series 2015, 5.000%, 7/15/39, 144A
1,750	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds,	9/28 at 100.00	A2	2,161,285
	HonorHealth, Series 2019A, 5.000%, 9/01/42
	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa
	Project, Series 2012:
400	5.000%, 7/01/27 (AMT)	7/22 at 100.00	A1	422,028
950	5.000%, 7/01/32 (AMT)	7/22 at 100.00	A1	998,327
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,
	Edkey Charter Schools Project, Series 2016:
1,790	5.375%, 7/01/46	7/26 at 100.00	BB–	1,889,094
2,140	5.500%, 7/01/51	7/26 at 100.00	BB–	2,262,686
595	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	2/24 at 100.00	N/R	627,517
	San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A
2,060	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	2/28 at 100.00	N/R	2,342,158
	San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A
3,710	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding	7/21 at 100.00	A+ (5)	3,740,348
	Series 2011, 5.250%, 7/01/41 (Pre-refunded 7/01/21)
7,235	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy	No Opt. Call	BBB+	10,181,671
	Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
40,516	Total Arizona			45,059,714

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California – 22.2% (14.3% of Total Investments)
$ 2,000	ABC Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	$ 1,985,840
	Series 2000B, 0.000%, 8/01/23 – FGIC Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA	3,839,384
	Series 2005B, 0.000%, 8/01/28 – AGM Insured
535	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/41	3/26 at 100.00	Ba3	544,678
1,900	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds,	11/25 at 100.00	N/R	2,158,856
	Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/38
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A	3,251,482
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	A	4,824,999
1,515	California Community Housing Agency, California, Essential Housing Revenue Bonds,	8/29 at 100.00	N/R	1,732,342
	Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A
1,295	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	5/21 at 100.00	N/R	1,295,479
	Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/36
	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health
	System, Series 2013A:
3,840	5.000%, 7/01/33	7/23 at 100.00	AA–	4,232,333
710	5.000%, 7/01/37	7/23 at 100.00	AA–	778,820
825	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa	7/25 at 100.00	BB+	897,996
	Academy Project, Series 2015, 5.375%, 7/01/45, 144A
1,795	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San	1/29 at 100.00	Baa3	2,169,886
	Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%,
	7/01/39, 144A
2,000	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep –	6/26 at 100.00	N/R	2,163,440
	Obligated Group, Series 2016, 5.000%, 6/01/51, 144A
2,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of	3/23 at 100.00	A+	2,164,040
	California, Various Projects Series 2013A, 5.000%, 3/01/38
4,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	10/21 at 100.00	A+	4,591,125
	Series 2011A, 5.125%, 10/01/31
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	AA–	3,062,790
16,050	California State, General Obligation Bonds, Various Purpose Series 2021, 5.000%, 12/01/35	12/30 at 100.00	AA–	21,362,229
10,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB–	11,205,200
	Linda University Medical Center, Series 2014A, 5.500%, 12/01/54
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2016A:
2,250	5.000%, 12/01/41, 144A	6/26 at 100.00	BB–	2,538,968
17,155	5.000%, 12/01/46, 144A	6/26 at 100.00	BB–	19,246,194
7,335	5.250%, 12/01/56, 144A	6/26 at 100.00	BB–	8,267,939
27,545	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/28 at 100.00	BB–	32,654,597
	Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A
331	California Statewide Community Development Authority, Revenue Bonds, Daughters of	6/21 at 100.00	N/R	314,089
	Charity Health System, Series 2005A, 5.500%, 7/01/39 (4)
223	California Statewide Community Development Authority, Revenue Bonds, Daughters of	6/21 at 100.00	N/R	212,010
	Charity Health System, Series 2005H, 5.750%, 7/01/25 (4)
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds,	No Opt. Call	Baa2	7,940,008
	Community Facilities District 98-2, Series 2005, 0.000%, 9/01/31 – FGIC Insured
	Clovis Unified School District, Fresno County, California, General Obligation Bonds,
	Election 2012 Series 2013B:
1,135	5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	AA (5)	1,259,759
1,865	5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	2,067,781
4,000	Coast Community College District, Orange County, California, General Obligation Bonds,	No Opt. Call	AA+	3,990,640
	Series 2005, 0.000%, 8/01/22 – NPFG Insured

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,795	Colton Joint Unified School District, San Bernardino County, California, General	No Opt. Call	A+	$ 2,643,521
	Obligation Bonds, Series 2006C, 0.000%, 2/01/37 – FGIC Insured
925	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	AA+ (5)	959,882
	Revenue Bonds, Series 1989, 7.750%, 5/01/22 (AMT) (ETM)
6,215	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	10/31 at 100.00	N/R	6,660,553
	Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A
1,320	Davis, California, Special Tax Bonds, Community Facilities District 2015-1 Series 2015,	9/25 at 100.00	N/R	1,492,682
	5.000%, 9/01/40
5,000	Escondido Union School District, San Diego County, California, General Obligation Bonds,	8/27 at 100.00	Aa2	5,684,550
	Election 2014 Series 2018B, 4.000%, 8/01/47
2,510	Folsom Cordova Unified School District, Sacramento County, California, General	No Opt. Call	AA–	2,264,020
	Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 –
	NPFG Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General	No Opt. Call	AA–	3,131,117
	Obligation Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 –
	NPFG Insured
3,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	BBB	2,811,965
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
3,000	0.000%, 1/15/26 (6)	No Opt. Call	Baa2	3,133,320
1,560	5.750%, 1/15/46 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (5)	1,795,061
3,560	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (5)	4,116,179
4,505	Foothill-De Anza Community College District, Santa Clara County, California, Election of	No Opt. Call	AAA	3,921,963
	1999 General Obligation Bonds, Series A, 0.000%, 8/01/30 – NPFG Insured
5,855	Fremont Union High School District, Santa Clara County, California, General Obligation	8/27 at 100.00	AAA	6,815,981
	Bonds, Refunding Series 2017A, 4.000%, 8/01/46
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B,	No Opt. Call	A+	1,849,430
	0.000%, 8/01/32 – FGIC Insured
1,000	Gavilan Joint Community College District, Santa Clara and San Benito Counties,	8/21 at 100.00	Aa3 (5)	1,013,740
	California, General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
	(Pre-refunded 8/01/21)
8,495	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	9,892,428
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45
3,170	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	Aa3	3,028,301
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured
8,550	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	8,859,681
	Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	516,625
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B,	7/21 at 100.00	Aaa	7,235,157
	6.125%, 7/15/40 (Pre-refunded 7/15/21)
3,190	Hillsborough City School District, San Mateo County, California, General Obligation	No Opt. Call	AAA	2,996,846
	Bonds, Series 2006B, 0.000%, 9/01/27
5,000	Huntington Beach Union High School District, Orange County, California, General	No Opt. Call	Aa2	4,200,500
	Obligation Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured
2,500	Huntington Beach Union High School District, Orange County, California, General	No Opt. Call	AA–	2,046,775
	Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
14,565	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/28 at 100.00	A+	17,599,326
	Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT)
2,750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Bonds,	1/22 at 100.00	A–	2,824,415
	LAXFUEL Corporation at Los Angeles International Airport, Refunding Series 2012,
	4.500%, 1/01/27 (AMT)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,000	Martinez Unified School District, Contra Costa County, California, General Obligation	8/24 at 100.00	AA (5)	$ 2,366,540
	Bonds, Series 2011, 5.875%, 8/01/31 (Pre-refunded 8/01/24)
1,000	Mendocino-Lake Community College District, Mendocino and Lake Counties, California,	8/26 at 100.00	A1	1,249,170
	General Obligation Bonds, Election 2006, Series 2011B, 5.600%, 8/01/31 – AGM Insured
10,000	Milpitas Municipal Financing Authority, California, Wastewater Revenue Bonds, Series	11/29 at 100.00	AA+	11,791,800
	2019, 4.000%, 11/01/49
2,335	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A,	10/28 at 100.00	BBB–	2,717,146
	5.000%, 10/01/42, 144A
	Mount San Antonio Community College District, Los Angeles County, California, General
	Obligation Bonds, Election of 2008, Series 2013A:
1,030	0.000%, 8/01/28 (6)	2/28 at 100.00	AA	1,215,153
2,320	0.000%, 8/01/43 (6)	8/35 at 100.00	AA	2,612,807
5,420	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	BBB+	8,884,085
	Series 2009B, 6.500%, 11/01/39
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,
	Series 2009C:
2,700	7.000%, 11/01/34	No Opt. Call	BBB+	4,266,999
2,200	6.500%, 11/01/39	No Opt. Call	BBB+	3,606,086
	North Orange County Community College District, California, General Obligation Bonds,
	Election of 2002 Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA+	7,496,685
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA+	3,987,009
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General	No Opt. Call	A+	10,522,856
	Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/25 – FGIC Insured
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	BBB–	5,856,300
	Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured
12,210	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	8/30 at 100.00	BBB–	16,837,712
	Appreciation, Election 2004 Series 2010A, 6.750%, 8/01/40
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 7.000%,	8/29 at 100.00	BBB–	7,126,500
	8/01/38 – AGC Insured
1,750	Paramount Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa3	1,734,863
	Bonds, Series 2001B, 0.000%, 9/01/23 – AGM Insured
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AA+ (5)	10,392,466
	Revenue Bonds, Series 1989A, 7.600%, 1/01/23 (AMT) (ETM)
3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates	10/21 at 100.00	A1	3,940,321
	of Participation, Refunding Series 2011, 6.250%, 10/01/28 – AGM Insured
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation	No Opt. Call	A2	2,960,192
	Bonds, Series 2003, 0.000%, 7/01/27 – AGM Insured
205	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds,	6/23 at 100.00	BBB+	223,569
	Series 2013A, 5.750%, 6/01/44
2,755	Sacramento City Unified School District, Sacramento County, California, General	No Opt. Call	BBB+	2,652,927
	Obligation Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series	12/21 at 100.00	BB	3,669,671
	2011, 7.500%, 12/01/41
165	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District	9/25 at 100.00	N/R	186,513
	2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40
3,000	San Diego Community College District, California, General Obligation Bonds, 13.845%,	8/21 at 100.00	AAA	3,107,400
	8/01/41 (Pre-refunded 8/01/21), 144A (IF) (7)
50,510	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/28 at 100.00	A	60,943,346
	International Airport, Second Series 2018D, 5.000%, 5/01/48 (AMT)

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco
	International Airport, Second Series 2019A:
$ 1,000	5.000%, 5/01/44 (AMT)	5/29 at 100.00	A	$ 1,226,570
22,975	5.000%, 5/01/49 (AMT)	5/29 at 100.00	A	28,032,027
2,700	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	1/25 at 100.00	BBB–	3,026,673
	Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road
	Revenue Bonds, Refunding Senior Lien Series 2014A:
6,630	5.000%, 1/15/44	1/25 at 100.00	BBB	7,436,341
3,160	5.000%, 1/15/50	1/25 at 100.00	BBB	3,524,127
7,205	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	No Opt. Call	Baa2	7,006,790
	Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
9,750	San Luis Obispo County Community College District, California, General Obligation Bonds,	8/28 at 100.00	AA–	11,376,788
	Election of 2014 Series 2018B, 4.000%, 8/01/43
5,760	San Ysidro School District, San Diego County, California, General Obligation Bonds,	8/25 at 34.92	A3	1,880,064
	Refunding Series 2015, 0.000%, 8/01/45
5,520	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series	2/28 at 100.00	AA	6,345,902
	2018, 4.000%, 8/01/42
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement
	Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
7,500	0.000%, 6/01/36	6/21 at 43.51	N/R	3,251,625
37,555	0.000%, 6/01/47	6/21 at 23.19	N/R	8,677,458
1,820	Southwestern Community College District, San Diego County, California, General	8/27 at 100.00	AA–	2,082,408
	Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/42
1,800	Walnut Valley Unified School District, Los Angeles County, California, General	No Opt. Call	AA–	1,677,816
	Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27 – FGIC Insured
	Wiseburn School District, Los Angeles County, California, General Obligation Bonds,
	Series 2011B:
4,005	0.000%, 8/01/36 – AGM Insured (6)	8/31 at 100.00	AA	4,531,738
3,900	5.625%, 5/01/41 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (5)	3,952,416
3,000	Yuba Community College District, California, General Obligation Bonds, Election 2006	8/21 at 100.00	Aa2 (5)	3,037,590
	Series 2011C, 5.250%, 8/01/47 (Pre-refunded 8/01/21)
520,574	Total California			535,661,371
	Colorado – 5.4% (3.5% of Total Investments)
1,500	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series	12/25 at 100.00	A1	1,756,920
	2015, 5.000%, 12/01/35 – BAM Insured
1,206	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding	12/21 at 103.00	N/R	1,259,522
	Series 2016A, 5.500%, 12/01/36
	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General
	Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
775	6.000%, 12/01/37	12/22 at 103.00	N/R	821,477
2,320	6.125%, 12/01/47	12/22 at 103.00	N/R	2,458,713
685	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General	12/22 at 103.00	N/R	725,956
	Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &
	Improvement Series 2017:
770	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	815,661
2,210	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	2,331,550
625	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds,	12/23 at 100.00	BBB–	681,544
	Refunding Series 2013A, 6.000%, 12/01/38
976	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue	12/25 at 100.00	N/R	1,052,343
	Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 9,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	1/23 at 100.00	BBB+ (5)	$ 10,115,033
	Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital	12/23 at 100.00	A+	2,194,040
	Colorado Project, Series 2013A, 5.000%, 12/01/36
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,
	Series 2019A-2:
4,000	5.000%, 8/01/37	8/29 at 100.00	BBB+	5,007,560
8,335	5.000%, 8/01/38	8/29 at 100.00	BBB+	10,408,748
6,500	5.000%, 8/01/39	8/29 at 100.00	BBB+	8,098,805
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project,	12/22 at 100.00	A+	2,058,680
	Series 2012, 4.000%, 12/01/42
585	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	N/R (5)	651,070
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)
3,655	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/25 at 100.00	N/R (5)	4,335,488
	Samaritan Society Project, Series 2013A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)
2,105	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax	12/23 at 103.00	N/R	2,286,072
	General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46
2,250	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2013B-1,	11/23 at 100.00	Aa2	2,497,612
	5.000%, 11/15/38
2,200	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%,	11/22 at 100.00	A+ (5)	2,363,042
	11/15/32 (Pre-refunded 11/15/22)
3,870	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	11/23 at 100.00	A	4,264,972
	2013B, 5.000%, 11/15/43
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado
	Urban Redevelopment Area, Series 2018A:
835	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	916,772
1,310	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,438,917
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation	No Opt. Call	A	6,066,300
	Series 2010A, 0.000%, 9/01/41
8,845	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	A	8,385,502
	9/01/26 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,550	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	6,650,342
11,100	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	9,232,203
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	8,098,100
	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds,
	Series 2015:
475	5.500%, 12/01/30 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (5)	514,173
180	5.250%, 12/01/34 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (5)	194,137
896	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation	12/21 at 103.00	N/R	930,989
	Limited Tax Bonds, Series 2016, 5.125%, 12/01/46
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,125	5.750%, 12/01/30	12/24 at 100.00	N/R	1,212,997
1,000	6.000%, 12/01/38	12/24 at 100.00	N/R	1,058,450
770	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado,	12/21 at 100.00	N/R	799,768
	General Obligation Bonds, Series 2016A, 5.000%, 12/01/46
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
1,590	5.250%, 12/01/36	12/21 at 103.00	N/R	1,654,649
6,130	5.375%, 12/01/46	12/21 at 103.00	N/R	6,374,955
1,000	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding	12/21 at 100.00	A– (5)	1,027,090
	Bonds, Series 2011A, 5.000%, 12/01/41 (Pre-refunded 12/01/21)
825	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General	12/22 at 103.00	N/R	879,038
	Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A, 5.750%, 12/01/47

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 4,310	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds,	12/24 at 103.00	N/R	$ 4,730,268
	Series 2019, 5.000%, 12/01/39
1,870	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/25 at 100.00	A	2,152,389
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
500	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General	12/26 at 100.00	N/R	544,805
	Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45
989	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General	12/26 at 100.00	N/R	1,074,469
	Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45
525	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation	12/21 at 103.00	N/R	546,698
	Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46
55	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding	12/26 at 100.00	N/R	60,921
	Series 2016, 5.250%, 12/01/40
105	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds,	12/26 at 100.00	N/R	116,587
	Refunding Series 2016, 5.250%, 12/01/40
129,887	Total Colorado			130,845,327
	Connecticut – 0.3% (0.2% of Total Investments)
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford	7/21 at 100.00	A (5)	1,511,670
	HealthCare, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)
5,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health	6/26 at 100.00	AA–	5,971,300
	Credit Group, Series 2016CT, 5.000%, 12/01/45
6,500	Total Connecticut			7,482,970
	District of Columbia – 0.5% (0.4% of Total Investments)
10,935	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding	10/27 at 100.00	A+	13,123,094
	Series 2017, 5.000%, 10/01/47 (AMT)
	Florida – 7.5% (4.8% of Total Investments)
6,495	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds,	12/29 at 100.00	A3	7,369,227
	Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Series 2019A,
	4.000%, 12/01/49
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc Project, Series 2013A:
1,005	5.000%, 9/01/43	9/23 at 100.00	BBB	1,060,737
865	5.000%, 9/01/45	9/23 at 100.00	BBB	911,814
625	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds,	11/27 at 100.00	N/R	702,669
	Series 2016A, 5.375%, 11/01/36
665	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue	5/26 at 100.00	N/R	715,700
	Bonds, Series 2016, 4.700%, 5/01/36
1,480	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	4/23 at 100.00	AA	1,596,787
	Project, Series 2013A, 5.000%, 4/01/33 – AGM Insured (AMT)
4,390	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments	7/25 at 100.00	CCC+	3,315,021
	Project, Series 2015A, 5.000%, 7/01/50
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment
	Bonds, Area 1 Project, Series 2016A-1:
120	5.250%, 11/01/37	11/28 at 100.00	N/R	135,778
155	5.600%, 11/01/46	11/28 at 100.00	N/R	176,960
	Downtown Doral Community Development District, Florida, Special Assessment Bonds,
	Series 2015:
555	5.250%, 5/01/35	5/26 at 100.00	N/R	598,334
615	5.300%, 5/01/36	5/26 at 100.00	N/R	662,958
955	5.500%, 5/01/45	5/26 at 100.00	N/R	1,035,239
1,305	5.500%, 5/01/46	5/26 at 100.00	N/R	1,414,007

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown
	Doral Charter Upper School Project, Series 2017C:
$ 1,115	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	$ 1,250,573
3,385	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	3,750,377
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida
	Charter Foundation Inc Projects, Series 2016A:
1,015	6.250%, 6/15/36, 144A	6/26 at 100.00	N/R	1,189,702
1,420	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	1,531,598
2,475	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	2,873,277
1,465	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	1,582,610
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin
	Academies Inc, Series 2016A:
1,000	5.000%, 7/01/36	7/26 at 100.00	N/R	1,040,930
6,785	5.125%, 7/01/46	7/26 at 100.00	N/R	6,990,450
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,
	Renaissance Charter School Income Projects, Series 2015A:
900	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	1,024,272
560	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	630,997
120	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	9/27 at 100.00	N/R	133,952
	Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/40, 144A
10,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility	1/24 at 107.00	N/R	10,400,000
	Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%,
	1/01/49 (AMT), 144A
	Florida Development Finance Corporation, Florida, Surface Transportation Facility
	Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
19,155	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	6/21 at 103.00	N/R	19,236,217
10,000	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	6/21 at 104.00	N/R	10,027,900
10,000	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	6/21 at 104.00	N/R	10,012,400
320	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/26 at 100.00	N/R	340,736
	Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.750%, 5/01/36
14,505	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series	10/29 at 100.00	A+	16,617,798
	2019A, 4.000%, 10/01/44 (AMT)
5,000	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds,	10/27 at 100.00	A	5,983,700
	Priority Subordinated Series 2017, 5.000%, 10/01/47 (AMT)
14,375	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds,	6/26 at 100.00	A–	16,815,875
	Refunding & Improvement Series 2016, 5.000%, 6/01/36
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/24 at 100.00	A	1,983,992
	Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40 (AMT)
4,695	Hillsborough County Aviation Authority, Florida, Tampa International Airport Customer	10/24 at 100.00	BBB+	5,322,768
	Facility Charge Revenue Bonds, Series 2015A, 5.000%, 10/01/44
2,490	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series	10/22 at 100.00	A2 (5)	2,661,661
	2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%,	10/22 at 100.00	A+ (5)	7,530,682
	10/01/42 (Pre-refunded 10/01/22)
2,140	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	8/26 at 100.00	N/R	2,436,262
	Bonds, Development Unit 53, Series 2015, 5.350%, 8/01/35
2,185	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando	4/22 at 100.00	A2 (5)	2,281,358
	Health, Inc, Series 2012A, 5.000%, 10/01/42 (Pre-refunded 4/01/22)
2,335	Orlando, Florida, Capital Improvement Special Revenue Bonds, Series 2014B,	10/24 at 100.00	Aa2	2,656,483
	5.000%, 10/01/46
13,080	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist	8/29 at 100.00	A1	15,024,211
	Health Systems of South Florida Obligated Group, Series 2019, 4.000%, 8/15/49
85	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences	6/22 at 102.00	N/R	91,194
	of Boca Raton Project, Series 2014A, 7.250%, 6/01/34

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,745	Palm Beach County, Florida, Revenue Bonds, Provident Group – PBAU Properties LLC – Palm	4/29 at 100.00	Ba1	$ 1,951,242
	Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A
545	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3	11/26 at 100.00	N/R	591,423
	Project, Series 2016, 5.000%, 11/01/46
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue
	Bonds, Assessment Area 2, Series 2016:
160	4.750%, 11/01/28	11/27 at 100.00	N/R	171,896
265	5.375%, 11/01/36	11/27 at 100.00	N/R	293,792
365	South Village Community Development District, Clay County, Florida, Capital Improvement	5/26 at 100.00	A	389,528
	Revenue Bonds, Refunding Series 2016A1, 3.625%, 5/01/35
	South Village Community Development District, Clay County, Florida, Capital Improvement
	Revenue Bonds, Refunding Series 2016A2:
100	4.350%, 5/01/26	No Opt. Call	N/R	105,402
100	4.875%, 5/01/35	5/26 at 100.00	N/R	109,053
1,350	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	A–	1,483,690
	Florida Health Alliance Projects, Series 2014A, 5.125%, 7/01/34
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,451,338
	5.000%, 11/15/33
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	74,070
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)
110	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,	6/21 at 100.00	N/R	1
	Series 2007-3, 6.650%, 5/01/40 (4)
295	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	6/21 at 100.00	N/R	283,244
	Series 2015-1, 0.000%, 5/01/40 (6)
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	6/21 at 100.00	N/R	134,950
	Series 2015-2, 0.000%, 5/01/40 (6)
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	6/21 at 100.00	N/R	2
	Series 2015-3, 6.610%, 5/01/40 (4)
300	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds,	11/27 at 100.00	N/R	335,919
	Series 2016A-1, 5.375%, 11/01/37
167,725	Total Florida			180,492,756
	Georgia – 0.8% (0.5% of Total Investments)
2,725	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium	7/25 at 100.00	A+	3,152,934
	Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40
3,010	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AA–	3,172,991
	FGIC Insured
840	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for	6/27 at 100.00	N/R	908,074
	Classical Education, Series 2017, 5.875%, 6/15/47, 144A
1,070	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/43	5/29 at 100.00	A3	1,282,609
3,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life	11/27 at 100.00	Ba3	3,221,430
	University, Inc Project, Refunding Series 2017A, 5.000%, 11/01/47, 144A
2,750	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia	6/24 at 100.00	Baa1	2,835,278
	Power Company – Scherer Plant, First Series 1995, 2.250%, 7/01/25
4,010	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds,	7/25 at 100.00	Baa1	4,533,666
	Series 2015A, 5.000%, 7/01/60
17,405	Total Georgia			19,106,982
	Guam – 0.0% (0.0% of Total Investments)
810	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	Baa2 (5)	900,169
	2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Hawaii – 0.2% (0.1% of Total Investments)
$ 3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	A1	$ 3,303,780
	Health Obligated Group, Series 2013A, 5.500%, 7/01/43
1,175	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB	1,278,753
	University, Series 2013A, 6.625%, 7/01/33
4,175	Total Hawaii			4,582,533
	Idaho – 0.1% (0.1% of Total Investments)
1,175	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project,	9/26 at 100.00	BB+	1,308,597
	Refunding Series 2016, 5.000%, 9/01/37
595	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	A3	629,641
	Mitigation Series 2012A, 5.000%, 9/01/32
1,770	Total Idaho			1,938,238
	Illinois – 28.5% (18.4% of Total Investments)
50,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	60,103,500
	Series 2016, 6.000%, 4/01/46
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues	12/21 at 100.00	Ba3	1,020,840
	Series 2011A, 5.500%, 12/01/39
8,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/22 at 100.00	Ba3	8,923,980
	Refunding Series 2012B, 5.000%, 12/01/33
8,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	10,866,744
	Refunding Series 2017B, 7.000%, 12/01/42, 144A
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Series 2016A:
1,800	7.000%, 12/01/26	12/25 at 100.00	BB	2,256,606
51,780	7.000%, 12/01/44	12/25 at 100.00	BB	62,488,104
6,210	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	7,964,573
	Series 2017A, 7.000%, 12/01/46, 144A
450	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%,	No Opt. Call	BB	412,074
	12/01/26 – NPFG Insured
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1998B-1:
1,715	0.000%, 12/01/26 – NPFG Insured	No Opt. Call	BB	1,570,460
1,765	0.000%, 12/01/30 – NPFG Insured	No Opt. Call	BB	1,416,836
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1999A:
2,585	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	BB	2,298,944
8,565	0.000%, 12/01/31 – NPFG Insured	No Opt. Call	BB	6,644,984
2,430	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien	12/29 at 100.00	A+	2,995,728
	Series 2020A, 5.000%, 12/01/45
4,300	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	A3 (5)	4,427,753
	5.250%, 12/01/40 (Pre-refunded 12/01/21)
15,000	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	12/24 at 100.00	AA	17,416,800
	5.250%, 12/01/49
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
25,755	0.000%, 1/01/29 – NPFG Insured	No Opt. Call	BBB–	21,800,577
8,765	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB–	6,214,648
17,310	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	BBB–	10,983,022
670	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series	1/25 at 100.00	Ba1	758,246
	2002B, 5.500%, 1/01/31
2,695	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	Ba1	2,910,816
13,205	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB–	16,024,928

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 2,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D,	1/25 at 100.00	Ba1	$ 2,232,820
	5.500%, 1/01/40
4,930	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.250%, 1/01/35	6/21 at 100.00	Ba1	4,941,142
550	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	Ba1	561,418
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E:
10,115	5.500%, 1/01/35	1/25 at 100.00	Ba1	11,368,653
5,890	5.500%, 1/01/42	1/25 at 100.00	Ba1	6,558,809
765	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB–	867,028
1,610	Chicago, Illinois, General Obligation Bonds, Series 1999, 0.000%, 1/01/30	No Opt. Call	A2	1,348,311
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
1,000	5.500%, 1/01/35	1/25 at 100.00	BBB–	1,123,940
9,800	5.500%, 1/01/39	1/25 at 100.00	BBB–	10,952,186
5,630	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.250%, 1/01/38	1/22 at 100.00	N/R (5)	5,821,476
	(Pre-refunded 1/01/22)
3,095	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Personal	6/22 at 100.00	A2	3,248,264
	Property Replacement Tax Alternate Source, Series 2012C, 5.000%, 12/15/37 – AGM Insured
800	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools	12/25 at 100.00	N/R	886,328
	Belmont School Project, Series 2015A, 5.500%, 12/01/30, 144A
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network,
	Refunding and Improvement Series 2011A:
1,300	6.875%, 10/01/31	10/21 at 100.00	BB+	1,323,816
2,535	7.125%, 10/01/41	10/21 at 100.00	BB+	2,578,019
2,675	Illinois Finance Authority, Revenue Bonds, Columbia College Chicago, Series 2015A,	12/25 at 100.00	BBB+	2,976,820
	5.000%, 12/01/37
845	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding	9/26 at 100.00	Baa2	974,336
	Series 2016, 5.000%, 9/01/46
5,015	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%,	5/22 at 100.00	A1 (5)	5,254,667
	5/15/43 (Pre-refunded 5/15/22)
20,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series	1/28 at 100.00	Aa2	24,267,000
	2017A, 5.000%, 7/15/42
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	448,221
905	6.000%, 7/01/43	7/23 at 100.00	A–	983,635
1,050	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	BBB+	1,179,182
	Refunding Series 2015C, 5.000%, 8/15/44
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A:
300	5.000%, 10/01/46 (UB)	10/25 at 100.00	AA–	353,499
2,700	5.000%, 10/01/46 (Pre-refunded 10/01/25) (UB)	10/25 at 100.00	N/R (5)	3,232,980
4,125	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA–	4,200,941
	5.000%, 10/01/51
	Illinois State, General Obligation Bonds, April Series 2014:
6,165	5.000%, 4/01/38	4/24 at 100.00	BBB–	6,742,784
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB–	5,464,850
	Illinois State, General Obligation Bonds, February Series 2014:
4,100	5.250%, 2/01/31	2/24 at 100.00	BBB–	4,523,202
2,200	5.250%, 2/01/32	2/24 at 100.00	BBB–	2,424,994
2,435	5.250%, 2/01/33	2/24 at 100.00	BBB–	2,680,594
6,000	5.000%, 2/01/39	2/24 at 100.00	BBB–	6,527,520
1,785	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB–	2,278,231
	Illinois State, General Obligation Bonds, November Series 2016:
3,100	5.000%, 11/01/35	11/26 at 100.00	BBB–	3,598,728
3,000	5.000%, 11/01/37	11/26 at 100.00	BBB–	3,460,380
2,400	5.000%, 11/01/40	11/26 at 100.00	BBB–	2,751,288

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 5,795	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB–	$ 6,906,713
3,800	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB–	4,609,248
5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB–	6,044,050
5,350	Illinois State, General Obligation Bonds, Refunding April Series 2019B, 5.125%, 9/01/26	No Opt. Call	BBB–	6,457,771
27,215	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB–	29,535,895
7,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	A1	7,774,972
	5.000%, 1/01/38
2,755	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	A1	3,205,167
	5.000%, 1/01/40
560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, 17.627%, 1/01/38, 144A (IF)	1/23 at 100.00	A1	722,383
2,500	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation	No Opt. Call	Aa2	2,451,375
	Bonds, Series 2006, 0.000%, 12/01/23 – NPFG Insured
13,785	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BB+	14,301,662
	Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BB+	2,583,825
	Bonds, Refunding Series 2012B, 5.000%, 6/15/52
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BB+	6,109,182
	Bonds, Refunding Series 2015B, 5.000%, 6/15/52
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Refunding Series 2020A:
15,000	4.000%, 6/15/50	12/29 at 100.00	BB+	16,844,850
7,945	5.000%, 6/15/50	12/29 at 100.00	BB+	9,557,438
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Series 2015A:
23,110	0.000%, 12/15/52	No Opt. Call	BB+	8,091,504
2,455	5.000%, 6/15/53	12/25 at 100.00	BB+	2,776,237
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	BB+	24,327,000
	Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Refunding Series 1998A:
145	5.500%, 6/15/29 – NPFG Insured (ETM)	No Opt. Call	Baa2 (5)	169,269
2,680	5.500%, 6/15/29 – NPFG Insured	No Opt. Call	BB+	3,181,750
1,165	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	Baa2 (5)	1,164,557
	Expansion Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Series 2002A:
2,195	5.700%, 6/15/24 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (5)	2,348,562
7,305	5.700%, 6/15/24	6/22 at 101.00	BB+	7,807,219
8,400	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	BB+	6,786,612
7,940	0.000%, 6/15/33 – NPFG Insured	No Opt. Call	BB+	5,918,476
450	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BB+	318,866
12,500	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BB+	8,715,625
10,620	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BB+	7,257,496
11,505	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BB+	7,551,537
65,000	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BB+	39,495,950
38,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	BB+	21,769,531
3,720	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BB+	2,045,033
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana
	College, Series 2012:
480	5.000%, 10/01/25	10/22 at 100.00	Baa1	504,230
400	5.000%, 10/01/26	10/22 at 100.00	Baa1	419,520
780	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,	No Opt. Call	A	782,878
	Series 2010, 5.250%, 6/01/21

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 11,690	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series	1/28 at 100.00	AA–	$ 14,062,369
	2018A, 5.000%, 1/01/37
3,815	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US	8/22 at 100.00	Caa1	3,952,149
	Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	Baa1	1,767,672
	6.000%, 10/01/32
11,350	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2	11,017,672
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured
734,315	Total Illinois			686,972,470
	Indiana – 3.4% (2.2% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	Aa3	1,899,573
2,705	0.000%, 2/01/25	No Opt. Call	Aa3	2,589,388
4,400	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown	No Opt. Call	Baa2	4,328,940
	Point Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
680	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University	2/22 at 100.00	A–	701,848
	Project, Refunding Series 2012B, 5.000%, 2/01/29
1,230	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	8/22 at 100.00	Caa1	1,274,219
	Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)
1,815	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project,	5/23 at 100.00	A (5)	1,991,128
	Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/23)
9,300	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A,	10/23 at 100.00	N/R (5)	10,391,076
	5.000%, 10/01/44 (Pre-refunded 10/01/23)
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing
	Project, Series 2013A:
5,380	5.000%, 7/01/44 (AMT)	7/23 at 100.00	BBB+	5,851,234
5,100	5.000%, 7/01/48 (AMT)	7/23 at 100.00	BBB+	5,543,445
5,370	5.250%, 1/01/51 (AMT)	7/23 at 100.00	BBB+	5,863,557
6,700	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/21 at 100.00	A1	6,824,821
	Series 2011B, 5.000%, 10/01/41
13,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project,	10/24 at 100.00	A+	14,793,870
	First Lien Series 2014A, 5.000%, 10/01/44
5,100	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project	1/30 at 100.00	A	6,441,504
	Revenue Bonds, Series 2019I-1, 5.000%, 1/01/44
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26	No Opt. Call	AA–	9,630,800
	– AMBAC Insured
1,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project,	4/24 at 102.00	N/R	1,038,400
	Series 2016, 5.750%, 4/01/36
1,250	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project,	11/23 at 100.00	N/R	1,322,912
	Series 2013, 7.250%, 11/01/43 (AMT)
830	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series	1/24 at 100.00	N/R	934,124
	2013, 7.000%, 1/01/44 (AMT)
75,810	Total Indiana			81,420,839
	Iowa – 0.3% (0.2% of Total Investments)
1,255	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	B+	1,375,756
	Company Project, Series 2013, 5.250%, 12/01/25
1,710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 103.00	BB–	1,858,667
	Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)
1,630	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University	10/21 at 100.00	BBB	1,661,492
	of Dubuque Project, Refunding Series 2011, 6.000%, 10/01/31

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$ 1,900	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa	9/23 at 100.00	N/R (5)	$ 2,115,194
	University Project, Series 2012, 5.000%, 9/01/43 (Pre-refunded 9/01/23)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
6,495	Total Iowa			7,011,109
	Kansas – 0.2% (0.2% of Total Investments)
	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation
	Bonds, Series 2011A:
2,000	5.000%, 9/01/26	9/21 at 100.00	A1	2,031,700
1,000	5.000%, 9/01/27	9/21 at 100.00	A1	1,015,880
2,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health	5/22 at 100.00	AA	2,098,320
	System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28
345	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak	6/21 at 100.00	BBB	345,152
	Park Mall Project, Series 2010, 5.900%, 4/01/32
5,345	Total Kansas			5,491,052
	Kentucky – 2.2% (1.4% of Total Investments)
	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016:
5,000	5.375%, 2/01/36	2/26 at 100.00	BB+	5,563,650
435	5.500%, 2/01/44	2/26 at 100.00	BB+	481,093
	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue
	Bonds, Rosedale Green Project, Refunding Series 2015:
500	5.750%, 11/15/45	11/25 at 100.00	N/R	508,945
2,250	5.750%, 11/15/50	11/25 at 100.00	N/R	2,284,830
19,575	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	23,884,632
	Series 2019A-2, 5.000%, 8/01/49
5,070	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	Baa2	5,626,382
	Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
1,335	0.000%, 7/01/43 (6)	7/31 at 100.00	Baa2	1,599,677
2,295	0.000%, 7/01/46 (6)	7/31 at 100.00	Baa2	2,754,987
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
3,080	5.750%, 7/01/49	7/23 at 100.00	Baa2	3,398,256
615	6.000%, 7/01/53	7/23 at 100.00	Baa2	681,322
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State	6/21 at 100.00	A–	5,421,438
	Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
215	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community	10/22 at 100.00	A+	223,348
	Hospital Corporation, Series 2012A, 4.000%, 10/01/29
45,770	Total Kentucky			52,428,560
	Louisiana – 2.1% (1.4% of Total Investments)
2,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East	7/21 at 100.00	N/R (5)	2,019,680
	Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41 (Pre-refunded 7/01/21)
5,000	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation	5/27 at 100.00	A3	5,934,150
	Project, Refunding Series 2017, 5.000%, 5/15/46
18,525	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation	5/30 at 100.00	A3	21,380,258
	Project, Series 2020A, 4.000%, 5/15/49
6,625	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	7,127,374
	(US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A
	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries
	of Our Lady Health System, Refunding Series 2015A:
10	5.000%, 7/01/39 (Pre-refunded 7/01/25)	7/25 at 100.00	N/R (5)	11,895
1,450	5.000%, 7/01/39	7/25 at 100.00	A	1,660,134

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 1,060	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter	12/23 at 100.00	N/R	$ 1,123,632
	Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
2,235	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series	7/23 at 100.00	A2	2,448,845
	2013A, 5.000%, 7/01/36
5,100	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/25 at 100.00	A–	5,795,385
	Project, Series 2015B, 5.000%, 1/01/45 (AMT)
2,560	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%,	6/24 at 100.00	A (5)	2,930,534
	6/01/44 (Pre-refunded 6/01/24)
44,565	Total Louisiana			50,431,887
	Maine – 0.5% (0.3% of Total Investments)
4,965	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/26 at 100.00	Ba1	5,372,825
	Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/46
2,750	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth	7/28 at 100.00	A+	3,327,775
	Issue, Series 2018A, 5.000%, 7/01/43
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General
	Medical Center, Series 2011:
2,000	6.750%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	2,021,000
1,050	6.750%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,061,025
10,765	Total Maine			11,782,625
	Maryland – 0.5% (0.3% of Total Investments)
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt	6/21 at 100.00	N/R	1,200,000
	Conference Center, Series 2006A, 5.000%, 12/01/31 (4)
7,145	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/27 at 100.00	Baa3	8,430,529
	Healthcare, Series 2016A, 5.500%, 1/01/46
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	5/21 at 100.00	A	555,361
	Retirement Community, Series 2007, 4.750%, 7/01/34
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula	7/24 at 100.00	A3 (5)	2,296,600
	Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45 (Pre-refunded 7/01/24)
355	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds,	1/26 at 100.00	N/R	384,848
	Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A
12,055	Total Maryland			12,867,338
	Massachusetts – 1.7% (1.1% of Total Investments)
475	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/25 at 100.00	BBB	535,976
	Green Bonds, Series 2015D, 5.000%, 7/01/44
1,525	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015,	1/25 at 100.00	Baa2	1,647,092
	4.500%, 1/01/45
17,820	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series	7/24 at 100.00	A	18,214,535
	2016J, 3.500%, 7/01/33 (AMT)
7,000	Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%, 7/01/46 (AMT)	7/31 at 100.00	AA–	8,902,250
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series	7/21 at 100.00	BBB+ (5)	403,128
	2011A, 5.125%, 7/01/41 (Pre-refunded 7/01/21)
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior	5/23 at 100.00	Aa2 (5)	5,011,166
	Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)
7,175	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking	7/21 at 100.00	A–	7,230,247
	Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41
38,955	Total Massachusetts			41,944,394

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 1.9% (1.3% of Total Investments)
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds,
	Refunding Series 2013:
$ 840	6.000%, 10/01/33	10/23 at 100.00	N/R	$ 862,235
1,250	6.000%, 10/01/43	10/23 at 100.00	N/R	1,271,725
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and	No Opt. Call	AA	18,588,450
	Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB) (7)
1,930	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A1 (5)	2,045,028
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)
5	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A,	6/21 at 100.00	A2	5,015
	4.500%, 7/01/35 – NPFG Insured
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B,	No Opt. Call	A2	3,703,980
	5.500%, 7/01/29 – NPFG Insured
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B,	6/21 at 100.00	A2	5,017
	5.000%, 7/01/36 – FGIC Insured
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%,	7/21 at 100.00	A1 (5)	2,016,360
	7/01/41 (Pre-refunded 7/01/21)
2,000	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson	7/24 at 100.00	A1	2,226,980
	Healthcare, Series 2014A, 5.000%, 7/01/47
3,580	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA– (5)	3,610,681
	5.500%, 7/01/41 (Pre-refunded 7/01/21)
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A2	1,132,770
	Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 –
	NPFG Insured
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
20	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	20,548
4,980	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA– (5)	5,120,785
1,350	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco	12/30 at 100.00	BBB	1,717,483
	Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40
2,250	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	AA– (5)	2,303,257
	2011-I-A, 5.375%, 10/15/41 (Pre-refunded 10/15/21)
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne	12/22 at 100.00	A–	2,137,700
	County Airport, Series 2012A, 5.000%, 12/01/37
41,210	Total Michigan			46,768,014
	Minnesota – 0.8% (0.5% of Total Investments)
700	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy	7/24 at 102.00	N/R	754,600
	Project,Series 2016A, 5.000%, 7/01/47
1,500	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language	8/22 at 102.00	BB+	1,586,340
	Academy, Series 2014A, 5.750%, 8/01/44
795	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project,	7/24 at 102.00	N/R	848,774
	Series 2016A, 5.000%, 7/01/36
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue
	Bonds, Hmong College Prep Academy Project, Series 2016A:
750	5.750%, 9/01/46	9/26 at 100.00	BB+	874,043
4,000	6.000%, 9/01/51	9/26 at 100.00	BB+	4,700,320
5,265	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue	7/25 at 100.00	A	6,108,979
	Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/33
4,250	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	6/21 at 100.00	N/R	4,254,335
	Project, Series 2007-1, 5.000%, 8/01/36
17,260	Total Minnesota			19,127,391

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri – 3.7% (2.4% of Total Investments)
$ 1,400	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit	10/22 at 100.00	Aa2 (5)	$ 1,496,516
	Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
	(Pre-refunded 10/01/22)
1,025	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities	3/23 at 103.00	Ba1	1,126,034
	Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation
	Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
19,950	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A–	24,277,953
13,000	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A–	15,822,820
135	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward	4/26 at 100.00	N/R	140,224
	Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	5.000%, 4/01/46, 144A
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,	No Opt. Call	A2	10,715,183
	Improvement Series 2004B-1, 0.000%, 4/15/29 – AMBAC Insured
650	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue	2/28 at 100.00	N/R	700,375
	Bonds, Convention Center Hotel Project – TIF Financing, Series 2018B, 5.000%, 2/01/40, 144A
1,000	Liberty Public School District 53, Clay County, Missouri, Lease Participation	4/22 at 100.00	AA–	1,041,650
	Certificates, School Boards Association, Series 2014, 5.000%, 4/01/31
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty
	Commons Project, Series 2015A:
1,430	5.125%, 6/01/25, 144A	No Opt. Call	N/R	1,502,515
3,810	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	3,950,894
3,695	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	3,850,227
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue
	Bonds, Kansas City University of Medicine and Biosciences, Series 2013A:
1,590	5.000%, 6/01/30	6/23 at 100.00	A1	1,741,527
2,700	5.000%, 6/01/33	6/23 at 100.00	A1	2,955,879
665	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	5/23 at 100.00	BBB	702,912
	Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
505	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	10/23 at 100.00	A+	560,217
	Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	CoxHealth, Series 2013A:
50	5.000%, 11/15/44	11/23 at 100.00	A2	54,773
6,930	5.000%, 11/15/48	11/23 at 100.00	A2	7,591,538
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/24 at 100.00	A+	2,263,040
	Mercy Health, Series 2014F, 5.000%, 11/15/45
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington	11/21 at 100.00	AA+ (5)	2,565,225
	University, Series 2011B, 5.000%, 11/15/37 (Pre-refunded 11/15/21)
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue
	Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
1,275	5.000%, 11/15/41	11/25 at 100.00	N/R	1,344,628
1,105	5.000%, 11/15/46	11/25 at 100.00	N/R	1,158,758
430	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/23 at 100.00	BB+	463,983
	Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint
	Andrew’s Resources for Seniors, Series 2015A:
450	5.000%, 12/01/35	12/25 at 100.00	N/R	482,620
130	5.125%, 12/01/45	12/25 at 100.00	N/R	138,290
895	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue	3/23 at 103.00	Ba1	980,526
	Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
700	The Industrial Development Authority of the City of Saint Louis, Missouri, Development	11/26 at 100.00	N/R	713,104
	Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47
80,025	Total Missouri			88,341,411

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nebraska – 0.6% (0.4% of Total Investments)
$ 580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A	$ 669,575
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna
	Rehabilitation Hospital Project, Series 2014:
1,930	5.000%, 5/15/27	5/24 at 100.00	A–	2,162,121
3,000	5.000%, 5/15/36	5/24 at 100.00	A–	3,304,920
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
4,070	5.000%, 11/01/45	11/25 at 100.00	A	4,698,571
2,110	5.000%, 11/01/48	11/25 at 100.00	A	2,426,943
500	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	11/21 at 100.00	N/R (5)	511,835
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42 (Pre-refunded 11/01/21)
12,190	Total Nebraska			13,773,965
	Nevada – 0.6% (0.4% of Total Investments)
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series	6/21 at 100.00	AA	10,036,500
	2011C, 5.000%, 6/01/38
4,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series	12/24 at 100.00	AA	4,593,920
	2015, 5.000%, 6/01/39
14,000	Total Nevada			14,630,420
	New Jersey – 5.9% (3.8% of Total Investments)
475	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control	No Opt. Call	Ba1	498,218
	Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB+	1,228,271
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (AMT)
17,580	New Jersey Economic Development Authority, School Facilities Construction Bonds,	12/26 at 100.00	BBB	21,521,788
	Refunding Series 2016BBB, 5.500%, 6/15/31
	New Jersey Economic Development Authority, School Facilities Construction Bonds,
	Series 016AAA:
1,000	5.000%, 6/15/36	12/26 at 100.00	BBB	1,181,940
10,000	5.000%, 6/15/41	12/26 at 100.00	BBB	11,736,700
2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	6/27 at 100.00	BBB	2,392,360
	2017DDD, 5.000%, 6/15/35
15,040	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	12/28 at 100.00	BBB	18,175,088
	2018EEE, 5.000%, 6/15/48
1,120	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University,	7/23 at 100.00	BBB+	1,199,397
	Series 2013D, 5.000%, 7/01/33
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	7/21 at 100.00	BB+	603,780
	Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26
405	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University	7/25 at 100.00	BB–	464,118
	Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
5,600	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A,	No Opt. Call	BBB+	6,957,496
	4.000%, 6/01/31
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital
	Appreciation Series 2010A:
3,130	0.000%, 12/15/28	No Opt. Call	BBB	2,742,537
3,000	0.000%, 12/15/31	No Opt. Call	BBB	2,389,170
12,715	0.000%, 12/15/33	No Opt. Call	BBB	9,513,236
610	0.000%, 12/15/34	No Opt. Call	BBB	442,238
2,480	0.000%, 12/15/40	No Opt. Call	BBB	1,443,310
10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding	No Opt. Call	BBB+	7,786,800
	Series 2006C, 0.000%, 12/15/33 – AGM Insured

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 19,175	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	BBB	$ 13,448,578
	2008A, 0.000%, 12/15/35
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	BBB	9,059,400
	2009A, 0.000%, 12/15/39
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/24 at 100.00	BBB	5,770,900
	2009C, 5.250%, 6/15/32
6,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/25 at 100.00	BBB	7,160,084
	2015AA, 5.000%, 6/15/45
2,880	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/31 at 100.00	BBB	3,422,016
	2021A, 4.000%, 6/15/35
1,595	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BBB+	1,891,829
	Bonds, Series 2018A, 5.000%, 6/01/46
10,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	11,717,800
	Bonds, Series 2018B, 5.000%, 6/01/46
146,810	Total New Jersey			142,747,054
	New Mexico – 0.4% (0.3% of Total Investments)
4,185	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian	8/29 at 100.00	Aa3	5,211,664
	Healthcare Services, Series 2019A, 5.000%, 8/01/44
4,180	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross	6/21 at 102.00	N/R	4,266,861
	Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.750%, 5/01/30, 144A
8,365	Total New Mexico			9,478,525
	New York – 17.7% (11.4% of Total Investments)
1,755	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	6/21 at 100.00	BB	1,759,352
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
3,400	0.000%, 7/15/44	No Opt. Call	Ba1	1,735,530
12,020	0.000%, 7/15/46	No Opt. Call	Ba1	5,468,619
450	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue	7/25 at 100.00	BBB	519,084
	Bonds, Catholic Health System, Inc Project, Series 2015, 5.250%, 7/01/35
200	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College	11/24 at 100.00	BB	215,714
	of New York, Series 2014, 5.000%, 11/01/39
3,170	Dormitory Authority of the State of New York, Revenue Bonds, New School University,	7/25 at 100.00	BBB+	3,631,869
	Series 2015A, 5.000%, 7/01/50
15,270	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of	12/26 at 100.00	BB–	16,254,762
	Aeronautics & Technology, Series 2016A, 5.500%, 12/01/46, 144A
12,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/31 at 100.00	AA+	14,972,250
	General Purpose, Series 2021A, 4.000%, 3/15/38
81,270	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	6/21 at 16.20	N/R	11,903,617
	Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
5,790	5.250%, 2/15/47	6/21 at 100.00	A+	5,810,439
785	5.750%, 2/15/47	6/21 at 100.00	A+	788,164
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/24 at 100.00	A	3,405,210
	2014A, 5.000%, 9/01/39
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A:
1,990	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (5)	2,119,350
4,010	5.000%, 9/01/42	9/22 at 100.00	A2	4,251,161
6,280	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	5/30 at 100.00	BBB+	7,810,750
	Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 4,210	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/26 at 100.00	BBB+	$ 5,013,268
	Green Series 2016B, 5.000%, 11/15/34
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/25 at 100.00	BBB+	1,159,400
	Series 2015F, 5.000%, 11/15/35
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	5/28 at 100.00	BBB+	6,153,250
	Series 2017D, 5.000%, 11/15/32
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 011A:
285	5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (5)	292,450
465	5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB+ (5)	477,155
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	5/23 at 100.00	BBB+	2,685,000
	2013A, 5.000%, 11/15/38
6,095	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	11/23 at 100.00	BBB+	6,655,313
	2013D, 5.000%, 11/15/38
4,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/30 at 100.00	AA+	5,648,104
	General Resolution Revenue Bonds, Fiscal 2020 Series FF, 5.000%, 6/15/41
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second
	General Resolution Revenue Bonds, Fiscal 2020 Series GG-1:
11,000	4.000%, 6/15/50	6/30 at 100.00	AA+	12,852,840
19,335	5.000%, 6/15/50	6/30 at 100.00	AA+	24,511,173
19,305	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	12/29 at 100.00	AA+	24,306,153
	General Resolution Revenue Bonds, Fiscal 2020 Series BB-1, 5.000%, 6/15/49
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	12/30 at 100.00	AA+	5,970,750
	General Resolution Revenue Bonds, Fiscal 2021 Series BB-2, 4.000%, 6/15/42
5,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds,	7/28 at 100.00	Aa3	6,131,100
	Fiscal 2019 Subseries S-1, 5.000%, 7/15/45
4,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds,	7/28 at 100.00	Aa3	5,555,905
	Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/23 at 100.00	Aa1	10,895,600
	Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
10,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1, 5.000%, 3/01/43	3/31 at 100.00	AA–	12,825,700
63,090	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	69,058,314
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
5,200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,812,144
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade
	Center Project, Series 2011:
1,870	5.000%, 11/15/44	11/21 at 100.00	A–	1,913,515
2,000	5.750%, 11/15/51	11/21 at 100.00	A–	2,055,780
3,000	New York State Power Authority, General Revenue Bonds, Series 2011A, 5.000%, 11/15/38	11/21 at 100.00	Aa2 (5)	3,078,420
	(Pre-refunded 11/15/21)
5,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations,	1/26 at 100.00	A–	5,844,000
	Series 2016A, 5.000%, 1/01/51
3,450	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/30 at 100.00	AA+	4,060,823
	General Purpose, Series 2020E, 4.000%, 3/15/39
	New York Transportation Development Corporation, New York, Special Facilities Bonds,
	LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,800	4.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	1,948,230
10,680	5.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	12,051,633
16,810	5.000%, 7/01/46 (AMT)	7/24 at 100.00	Baa3	18,942,012
29,150	5.250%, 1/01/50 (AMT)	7/24 at 100.00	Baa3	32,996,343

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, New York, Special Facility Revenue
	Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding
	Series 2016:
$ 2,565	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B–	$ 2,592,086
16,200	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B–	16,365,240
4,825	New York Transportation Development Corporation, New York, Special Facility Revenue	8/30 at 100.00	B–	6,038,198
	Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020,
	5.250%, 8/01/31 (AMT)
4,350	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta	1/28 at 100.00	BB+	5,325,749
	Air Lines, Inc – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 5.000%,
	1/01/31 (AMT)
2,100	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta	10/30 at 100.00	BB+	2,681,826
	Air Lines, Inc – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 5.000%,
	10/01/35 (AMT)
10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred	4/27 at 100.00	A+	12,018,000
	Series 2017, 5.250%, 10/15/57
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,	5/25 at 100.00	AA–	2,872,050
	Refunding Series 2015A, 5.000%, 11/15/50
6,945	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges &	11/30 at 100.00	AA–	8,804,454
	Tunnels, Series 2020A, 5.000%, 11/15/49
451,460	Total New York			426,237,849
	North Carolina – 0.1% (0.1% of Total Investments)
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,	10/22 at 100.00	A2	3,479,553
	Refunding Series 2012A, 5.000%, 10/01/31
	North Dakota – 2.3% (1.5% of Total Investments)
1,000	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/21 at 100.00	N/R (5)	1,007,130
	Project, Series 2014A, 5.000%, 7/01/35 (Pre-refunded 7/01/21)
	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011:
1,500	6.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (5)	1,542,345
2,190	6.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (5)	2,254,517
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System
	Obligated Group, Series 2012:
3,000	5.000%, 12/01/29	12/21 at 100.00	Baa2	3,044,550
1,875	5.000%, 12/01/32	12/21 at 100.00	Baa2	1,899,675
39,670	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series	6/28 at 100.00	BBB–	45,066,707
	2017C, 5.000%, 6/01/53
49,235	Total North Dakota			54,814,924
	Ohio – 2.9% (1.9% of Total Investments)
800	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners,	5/22 at 100.00	A+ (5)	838,840
	Refunding and Improvement Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/22)
8,015	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	9,061,999
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48
20,305	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	22,826,272
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	Aa2 (5)	5,951,322
	5.000%, 11/15/41 (Pre-refunded 11/15/21)
4,615	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	Baa3 (5)	4,759,357
	2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	1,250
	FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)
10	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding	2/22 at 100.00	CCC	10,227
	Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 6,945	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series	1/30 at 100.00	A	$ 8,615,620
	2020A, 5.000%, 1/15/50
2,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission	2/23 at 100.00	A+	2,169,340
	Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.250%, 2/15/33
330	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States	11/21 at 100.00	Caa1	337,534
	Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29
3,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	3,750
	Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)
13,350	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	13,743,825
	Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)
2,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	2,573,750
	Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)
68,670	Total Ohio			70,893,086
	Oklahoma – 2.6% (1.7% of Total Investments)
1,555	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise	8/21 at 100.00	N/R (5)	1,594,248
	Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26 (Pre-refunded
	8/25/21), 144A
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine
	Project, Series 2018B:
3,515	5.250%, 8/15/43	8/28 at 100.00	BB+	4,283,766
11,870	5.250%, 8/15/48	8/28 at 100.00	BB+	14,393,325
10,570	5.500%, 8/15/52	8/28 at 100.00	BB+	12,981,017
22,735	5.500%, 8/15/57	8/28 at 100.00	BB+	27,857,195
2,055	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	Baa1	2,247,040
	5.375%, 6/01/33 (AMT)
52,300	Total Oklahoma			63,356,591
	Oregon – 0.1% (0.0% of Total Investments)
1,270	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project,	5/22 at 100.00	BBB	1,307,770
	Refunding Series 2014A, 5.000%, 5/01/40
	Pennsylvania – 5.1% (3.3% of Total Investments)
380	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental	8/22 at 100.00	Caa1	393,661
	Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%,
	8/01/42 (AMT)
1,355	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/27 at 100.00	Baa3	1,565,228
	Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A
10,650	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	10,966,518
	Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory
	Put 7/01/22)
32,785	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	40,981
	Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)
1,030	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	4/31 at 100.00	N/R	1,082,551
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory
	Put 4/01/21)
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue
	Bonds, Tower Health Project, Series 2017:
7,480	5.000%, 11/01/47	11/27 at 100.00	B+	7,544,852
16,190	5.000%, 11/01/50	11/27 at 100.00	B+	16,381,690
2,950	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master	6/28 at 100.00	A	3,616,228
	Settlement, Series 2018, 5.000%, 6/01/35

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran
	Social Ministries Project, Series 2015:
$ 205	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (5)	$ 238,641
1,875	5.000%, 1/01/38	1/25 at 100.00	BBB+	2,066,137
6,335	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds,	2/27 at 100.00	A1	7,522,116
	Geisinger Health System, Series 2017A-1, 5.000%, 2/15/45
22,875	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds,	4/30 at 100.00	A1	27,043,740
	Geisinger Health System, Series 2020A, 4.000%, 4/01/39
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
6,190	5.250%, 1/15/36	1/25 at 100.00	Ba1	6,944,313
3,535	5.250%, 1/15/45	1/25 at 100.00	Ba1	3,928,940
2,206	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue	6/21 at 100.00	N/R	551,431
	Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23
744	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue	No Opt. Call	N/R	185,988
	Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23
	(cash 5.000%, PIK 5.000%)
4,135	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	4,305,155
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)
11,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue	9/25 at 100.00	CCC+	10,628,580
	Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
1,085	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	1,265,663
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/38 (AMT)
5,140	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue	12/21 at 100.00	A2 (5)	5,285,308
	Bonds, Subordinate Series 2011B, 5.000%, 12/01/34 (Pre-refunded 12/01/21)
5,660	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1,	6/25 at 100.00	A+	6,544,998
	5.000%, 12/01/45
3,170	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1,	12/25 at 100.00	A3	3,702,845
	5.000%, 12/01/46
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania,
	Guaranteed Lease Revenue Bonds, Series 2016A:
220	5.000%, 11/15/21	No Opt. Call	BB+	221,531
1,255	5.000%, 11/15/28	5/24 at 100.00	BB+	1,287,580
149,200	Total Pennsylvania			123,314,675
	Puerto Rico – 5.3% (3.4% of Total Investments)
1,804	Cofina Class 2 Trust Tax-Exempt Class 2054 Unit, Puerto Rico, 0.000%, 8/01/54	No Opt. Call	N/R	385,215
26,925	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series	7/30 at 100.00	N/R	31,531,867
	2020A, 5.000%, 7/01/47, 144A
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
1,800	5.500%, 7/01/28	7/22 at 100.00	CCC	1,910,394
6,640	5.750%, 7/01/37	7/22 at 100.00	CCC	7,066,952
5,425	6.000%, 7/01/47	7/22 at 100.00	CCC	5,789,777
215	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	C	239,145
	5.500%, 7/01/29 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
15,985	0.000%, 7/01/46	7/28 at 41.38	N/R	5,071,881
24,954	0.000%, 7/01/51	7/28 at 30.01	N/R	5,738,921
62,339	5.000%, 7/01/58	7/28 at 100.00	N/R	70,384,471
493	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable	7/28 at 100.00	N/R	541,013
	Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
146,580	Total Puerto Rico			128,659,636

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Rhode Island – 0.2% (0.1% of Total Investments)
$ 21,570	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed	5/21 at 15.96	CCC–	$ 3,498,654
	Bonds, Series 2007A, 0.000%, 6/01/52
	South Carolina – 2.6% (1.7% of Total Investments)
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
1,220	0.000%, 1/01/23 – FGIC Insured	No Opt. Call	A–	1,207,056
21,570	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	18,503,177
5,560	0.000%, 1/01/31 – AGC Insured	No Opt. Call	A3	4,679,185
10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	A–	11,547,100
	Improvement Series 2015A, 5.000%, 12/01/50
7,110	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	12/30 at 100.00	A–	8,406,224
	Improvement Series 2020A, 4.000%, 12/01/40
6,930	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	12/24 at 100.00	A–	7,925,633
	Series 2014C, 5.000%, 12/01/39
9,155	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	6/24 at 100.00	A–	10,403,284
	2014A, 5.500%, 12/01/54
61,545	Total South Carolina			62,671,659
	South Dakota – 0.2% (0.1% of Total Investments)
4,455	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	5,063,330
	Series 2014B, 5.000%, 11/01/44
	Tennessee – 1.2% (0.7% of Total Investments)
8,890	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	1/23 at 100.00	BBB+ (5)	9,625,025
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)
4,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	8/29 at 100.00	BBB+	4,531,680
	CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
1,665	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	8/29 at 100.00	BBB+	2,051,929
	CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
2,395	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds,	10/24 at 100.00	Baa3	2,623,004
	Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/44
2,540	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	6/27 at 100.00	N/R	1,524,000
	Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A,
	5.500%, 6/15/37, 144A (4)
5,830	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate	7/30 at 100.00	A2	7,302,017
	Series 2019A, 5.000%, 7/01/54
25,320	Total Tennessee			27,657,655
	Texas – 15.5% (10.0% of Total Investments)
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift
	Education, Series 2016A:
165	5.000%, 12/01/36	12/26 at 100.00	BBB–	189,644
130	5.000%, 12/01/46	12/26 at 100.00	BBB–	147,306
760	5.000%, 12/01/51	12/26 at 100.00	BBB–	859,264
495	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside	8/21 at 100.00	BB	495,861
	Schools, Series 2016A, 4.375%, 8/15/36
900	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	9/23 at 103.00	N/R	969,147
	Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45
765	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	9/23 at 103.00	N/R	822,084
	Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40
	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage
	Revenue Bonds, Refunding & Improvement Series 2015:
3,135	5.250%, 12/01/35	12/25 at 100.00	BB	3,431,477
3,340	5.000%, 12/01/40	12/25 at 100.00	BB	3,521,462

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,020	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement	3/23 at 103.00	N/R	$ 1,077,089
	District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
1,815	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement	3/23 at 103.00	N/R	1,912,829
	District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015,
	8.250%, 9/01/40
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,000	5.000%, 1/01/40	7/25 at 100.00	Baa1	2,293,440
3,625	5.000%, 1/01/45	7/25 at 100.00	Baa1	4,155,193
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds,
	Improvement Area 1 Project, Series 2016:
530	6.250%, 9/01/35	9/23 at 103.00	N/R	585,502
505	6.500%, 9/01/46	9/23 at 103.00	N/R	557,424
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series	11/22 at 100.00	A	4,254,880
	2013C, 5.000%, 11/01/38 (AMT)
2,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding &	11/21 at 100.00	A	2,658,942
	Improvement Series 2012C, 5.000%, 11/01/45
1,000	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy	11/22 at 100.00	Baa2	1,052,220
	Inc Project, Series 2012A RMKT, 4.750%, 5/01/38
2,335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier	10/23 at 100.00	BBB	2,484,697
	Series 2013A, 5.125%, 10/01/43
38,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding	4/30 at 100.00	A2	44,364,067
	First Tier Series 2020C, 4.000%, 10/01/49
17,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	10/23 at 100.00	AA (5)	19,096,610
	Lien Series 2013B, 5.250%, 10/01/51 (Pre-refunded 10/01/23)
4,410	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	4/28 at 100.00	AA	5,424,035
	Lien Series 2018A Tela Supported, 5.000%, 10/01/48
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, 18.108%,	10/23 at 100.00	AA (5)	1,675,127
	11/01/44 (Pre-refunded 10/01/23), 144A (IF) (7)
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	6/21 at 100.00	B3	10,013,200
	Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)
3,480	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	6/25 at 100.00	AA	3,999,738
	Houston Methodist Hospital System, Series 2015, 5.000%, 12/01/45
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation
	Refunding Senior Lien Series 2014A:
295	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	131,464
590	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	250,337
1,000	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	403,180
2,000	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	765,900
2,600	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	942,526
4,180	0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	980,252
6,170	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	11/31 at 69.08	BB+	3,029,038
	0.000%, 11/15/37 – NPFG Insured
4,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 52.47	BB	2,173,123
	0.000%, 11/15/35 – NPFG Insured
40,500	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior	11/30 at 54.04	A2	16,391,970
	Lien Series 2001A, 0.000%, 11/15/40 – NPFG Insured
3,855	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series	7/22 at 100.00	A (5)	4,064,327
	2012A, 5.000%, 7/01/32 (Pre-refunded 7/01/22) (AMT)
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc	7/25 at 100.00	B	2,214,960
	Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)
235	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc	7/24 at 100.00	B	256,984
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,845	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc	No Opt. Call	B–	$ 3,366,346
	Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)
3,750	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc	No Opt. Call	B–	4,440,037
	Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)
10,000	Houston, Texas, Combined Utility System Revenue Bonds, First Lien Series 2011D, 5.000%,	11/21 at 100.00	AA (5)	10,260,900
	11/15/40 (Pre-refunded 11/15/21)
5,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series	11/30 at 100.00	Aa2	6,050,200
	2020C, 4.000%, 11/15/43
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and
	Entertainment Project, Series 2001B:
28,305	0.000%, 9/01/28 – AMBAC Insured	No Opt. Call	A	24,383,059
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	4,013,400
5,765	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	4,468,567
6,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series	No Opt. Call	AA+ (5)	7,763,100
	2001B, 5.500%, 12/01/29 – NPFG Insured (ETM)
7,500	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series	No Opt. Call	A2 (5)	11,198,025
	2002A, 5.750%, 12/01/32 – AGM Insured (ETM)
720	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	8/25 at 100.00	A–	820,433
	Memorial Hospital Project, Series 2015, 5.000%, 8/15/35
2,750	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA	5/25 at 100.00	A	3,179,248
	Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/40
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds,	6/21 at 100.00	BBB+	1,755,495
	Series 2011A, 7.250%, 4/01/36
2,505	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds,	No Opt. Call	A	3,173,058
	Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (AMT)
8,630	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project,	10/21 at 105.00	BB–	9,158,760
	Senior Lien Series 2018, 4.625%, 10/01/31 (AMT), 144A
15,329	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro	1/26 at 102.00	N/R	393,446
	Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (AMT), 144A (4), (9)
150	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/26 at 100.00	N/R (5)	181,793
	Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus
	Christi Project, Series 2016A, 5.000%, 4/01/48 (Pre-refunded 4/01/26)
565	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/26 at 100.00	N/R (5)	683,232
	Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, LLC – Texas A&M
	University – San Antonio Project,, 5.000%, 4/01/48 (Pre-refunded 4/01/26)
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible
	Capital Appreciation Series 2011C:
6,330	0.000%, 9/01/43 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (5)	8,739,704
9,130	0.000%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (5)	13,644,876
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital
	Appreciation Series 2008I:
2,555	6.200%, 1/01/42 – AGC Insured	1/25 at 100.00	A1	3,021,901
7,000	6.500%, 1/01/43	1/25 at 100.00	A+	8,329,230
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	A1	9,251,300
	0.000%, 1/01/28 – AGC Insured
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
2,870	5.000%, 1/01/40	1/23 at 100.00	A+	3,064,988
4,880	5.000%, 1/01/45	1/25 at 100.00	A+	5,552,903
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
7,855	5.000%, 1/01/33	1/25 at 100.00	A	9,066,477
2,205	5.000%, 1/01/34	1/25 at 100.00	A	2,541,615
1,000	5.000%, 1/01/35	1/25 at 100.00	A	1,151,100
2,345	5.000%, 1/01/38	1/25 at 100.00	A	2,689,246

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,570	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series	2/24 at 100.00	Ba1	$ 1,676,383
	2014A, 5.000%, 2/01/34
13,000	San Antonio, Texas, Electric and Gas Systems Revenue Bonds, Refunding Junior Lien Series	2/31 at 100.00	A+	16,754,400
	2021A, 5.000%, 2/01/46
1,500	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds,	No Opt. Call	A–	1,762,620
	Senior Lien Series 2008D, 6.250%, 12/15/26
2,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue	9/23 at 100.00	Baa3	2,283,020
	Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013, 7.000%,
	12/31/38 (AMT)
5,355	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/22 at 100.00	A3 (5)	5,683,529
	First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)
13,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/30 at 100.00	A3	16,734,250
	First Tier Series 2020A, 5.000%, 8/15/39
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding
	Second Tier Series 2015C:
4,000	5.000%, 8/15/32	8/24 at 100.00	Baa1	4,506,840
1,875	5.000%, 8/15/37	8/24 at 100.00	Baa1	2,098,256
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
300	0.000%, 8/15/21 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	299,889
1,020	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A3	1,018,796
3,600	0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A3	3,450,456
5,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master	10/27 at 100.00	AAA	5,894,150
	Trust Series 2017A, 4.000%, 10/15/37
2,400	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	6/21 at 100.00	N/R (5)	2,421,840
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)
388,634	Total Texas			374,572,167
	Utah – 0.2% (0.1% of Total Investments)
2,030	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC,	12/27 at 100.00	N/R	1,715,715
	Senior Series 2017A, 8.000%, 12/01/39 (AMT), 144A (4)
3,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%,	7/28 at 100.00	A	3,628,320
	7/01/48 (AMT)
5,030	Total Utah			5,344,035
	Virginia – 0.6% (0.4% of Total Investments)
540	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds,	3/25 at 100.00	N/R	573,280
	Series 2015, 5.600%, 3/01/45, 144A
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/22 at 100.00	N/R (5)	1,930,014
	Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)
1,810	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes	1/22 at 100.00	BBB–	1,860,752
	LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,885	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB–	1,981,946
4,480	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB–	4,751,757
3,810	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB–	4,012,349
14,325	Total Virginia			15,110,098
	Washington – 1.4% (0.9% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle	6/21 at 100.00	AAA	1,403,350
	Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
6,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station,	7/25 at 100.00	AA–	6,983,100
	Refunding Series 2015A, 5.000%, 7/01/38 (UB) (7)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 6,065	Washington Health Care Facilities Authority, Revenue Bonds, Central Washington Health	7/25 at 100.00	Baa1	$ 6,492,643
	Services Association, Refunding Series 2015, 4.000%, 7/01/36
3,300	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center	9/30 at 100.00	A2	4,175,589
	Alliance, Series 2020, 5.000%, 9/01/50
2,185	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2 (5)	2,334,017
	Series 2012A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)
8,780	Washington State Convention Center Public Facilities District, Lodging Tax Revenue	7/28 at 100.00	BB+	10,303,154
	Bonds, Series 2018, 5.000%, 7/01/43
1,410	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	1,381,589
	12/01/24 – NPFG Insured
29,000	Total Washington			33,073,442
	West Virginia – 0.5% (0.3% of Total Investments)
5,160	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/23 at 100.00	A (5)	5,723,678
	Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
	(Pre-refunded 6/01/23)
5,000	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health	6/27 at 100.00	A	5,857,700
	System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/47
10,160	Total West Virginia			11,581,378
	Wisconsin – 1.4% (0.9% of Total Investments)
1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science	5/26 at 100.00	N/R	1,059,720
	Academy Project, Series 2016A, 5.125%, 5/01/36, 144A
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina
	Charter Educational Foundation Project, Series 2016A:
5,375	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	5,588,334
4,430	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	4,540,130
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, First Tier Series 2018A-1:
80	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	2,364
70	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	2,036
69	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	1,963
66	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	1,828
65	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	1,767
85	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	2,211
84	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	2,144
81	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	2,019
79	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	1,936
77	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	1,867
4,002	5.500%, 7/01/56, 144A (4)	3/28 at 100.00	N/R	3,112,515
86	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	2,014
84	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	1,920
81	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	1,837
80	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	1,744
79	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	1,674
76	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	1,589
75	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	1,524
73	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	1,465
72	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	1,398
78	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	1,436
935	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	16,099
1,200	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	8/26 at 100.00	N/R	1,206,708
	Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)
1,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project,	5/26 at 100.00	BBB–	1,113,770
	Refunding Series 2016C, 4.300%, 11/01/30 (AMT)

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	$ 1,285,975
	Series 2012B, 5.000%, 2/15/32
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance,
	Inc, Series 2012:
2,105	5.000%, 6/01/32	6/22 at 100.00	A3	2,192,863
2,500	5.000%, 6/01/39	6/22 at 100.00	A3	2,604,350
1,120	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson	10/22 at 102.00	N/R	1,165,629
	Hollow Project Series 2014, 5.250%, 10/01/39
4,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	8/24 at 100.00	A+	4,469,040
	ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers
	Memorial Hospital, Inc, Series 2014A:
1,415	5.000%, 7/01/27	7/24 at 100.00	A	1,596,233
1,310	5.000%, 7/01/29	7/24 at 100.00	A	1,466,453
3,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers	7/24 at 100.00	A	3,315,900
	Memorial Hospital, Inc, Series 2014B, 5.000%, 7/01/44
36,182	Total Wisconsin			34,770,455
$ 3,739,023	Total Municipal Bonds (cost $3,270,934,956)			3,700,998,365

Shares	Description (1)			Value
	COMMON STOCKS – 1.4% (0.9% of Total Investments)
	Electric Utilities – 1.4% (0.9% of Total Investments)
1,189,215	Energy Harbor Corp (9), (10), (11)			$ 34,264,852
	Total Common Stocks (cost $34,264,852)			34,264,852

Shares	Description (1)			Value
	INVESTMENT COMPANIES – 0.1% (0.1% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc			$ 102,324
26,880	BNY Mellon Strategic Municipals Inc			233,050
30,000	Invesco Municipal Opportunity Trust			404,700
43,020	Invesco Trust for Investment Grade Municipals			590,664
43,420	PIMCO Municipal Income Fund II			645,655
	Total Investment Companies (cost $1,976,393)			1,976,393
	Total Long-Term Investments (cost $3,307,176,201)			3,737,239,610
	Floating Rate Obligations – (0.6)%			(14,400,000)
	MuniFund Preferred Shares, net of deferred offering costs – (26.5)% (12)			(640,028,521)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (29.9)% (13)			(722,640,864)
	Other Assets Less Liabilities – 2.1%			53,126,975
	Net Assets Applicable to Common Shares – 100%			$2,413,297,200

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 – Investment Valuation and Fair Value Measurements for more information.

(9)
Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32.

(10)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 3 – Investment Valuation and Fair Value Measurements for more information.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 17.1%.
(13)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 19.3%.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AMT	Alternative Minimum Tax.
ETM	Escrowed to maturity.
IF
Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

PIK
Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.

See accompanying notes to financial statements.

NMZ	Nuveen Municipal High Income
Opportunity Fund
Portfolio of Investments
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 140.8% (100.0% of Total Investments)

	MUNICIPAL BONDS – 138.0% (98.0% of Total Investments)

	Alabama – 2.4% (1.7% of Total Investments)
$ 182	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds,	6/21 at 100.00	N/R	$ 2
	Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)
1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds,	9/27 at 100.00	N/R	700,000
	Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (4)
213	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds,	9/27 at 100.00	N/R	148,646
	Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A (4)
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City	6/21 at 100.00	B1	1,001,340
	Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)
2,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	2,195,580
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A
1,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	No Opt. Call	Caa1	1,263,740
	United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (AMT)
	(Mandatory Put 11/01/30)
10,765	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	10/29 at 100.00	Caa1	12,584,070
	United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)
5,000	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien	10/23 at 105.00	BB	5,128,450
	Series 2013F, 7.900%, 10/01/50 (5)
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C, 6.500%,	10/23 at 105.00	BB+	1,026,270
	10/01/38 – AGM Insured (5)
2,000	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020,	11/29 at 100.00	N/R	2,071,400
	4.000%, 11/01/45, 144A
	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone
	Bonds, Hunt Refining Project, Refunding Series 2019A:
2,260	4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	2,583,813
1,000	5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	1,164,230
27,420	Total Alabama			29,867,541
	Arizona – 2.5% (1.8% of Total Investments)
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona
	Christian University Project, Series 2019A:
400	5.500%, 10/01/40, 144A	10/26 at 103.00	N/R	422,280
800	5.625%, 10/01/49, 144A	10/26 at 103.00	N/R	839,536
5,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest	9/23 at 105.00	BB+	5,649,400
	Academy of Nevada ? Sloan Canyon Campus Project, Series 2020A-2, 6.150%, 9/15/53, 144A
1,000	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus	6/28 at 100.00	N/R	1,130,980
	Academy Project, Series 2018A, 6.500%, 6/01/50, 144A
1,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds,	1/30 at 100.00	N/R	1,055,700
	Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A3	3,464,280
	Project, 17.481%, 6/01/42, 144A (IF) (6)
435	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	7/24 at 101.00	N/R	445,984
	Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds,	5/24 at 100.00	N/R	1,096,690
	Desert Heights Charter School, Series 2014, 7.250%, 5/01/44
3,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/26 at 103.00	N/R	3,223,140
	Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/49, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,
	Edkey Charter Schools Project, Series 2016:
$ 245	5.250%, 7/01/36	7/26 at 100.00	BB–	$ 261,971
400	5.375%, 7/01/46	7/26 at 100.00	BB–	422,144
475	5.500%, 7/01/51	7/26 at 100.00	BB–	502,232
1,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/26 at 103.00	N/R	1,101,230
	Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	2/24 at 100.00	N/R	2,274,860
	San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44
365	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	6/28 at 100.00	N/R	385,998
	Synergy Public Charter School Project, Series 2020, 5.000%, 6/15/35, 144A
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/25 at 100.00	N/R	105,401
	The Paideia Academies Project, 2019, 5.125%, 7/01/39
2,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B–	2,507,875
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
605	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	6/21 at 100.00	BBB–	605,780
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
1,095	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development	5/22 at 100.00	N/R	1,139,304
	Bonds, Series 2012A, 9.750%, 5/01/25
2,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy	No Opt. Call	Ba3	3,657,325
	Inc Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37, 144A
915	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West	6/21 at 100.00	N/R	914,259
	Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)
27,835	Total Arizona			31,206,369
	Arkansas – 0.4% (0.2% of Total Investments)
4,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/26 at 103.00	B–	4,374,680
	Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A
	California – 15.5% (11.0% of Total Investments)
18,875	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second	10/26 at 100.00	Baa2	22,244,942
	Subordinate Lien Series 2016B, 5.000%, 10/01/37 (UB) (6)
5,000	California Community Housing Agency, California, Essential Housing Revenue Bonds,	8/31 at 100.00	N/R	5,337,600
	Creekwood, Series 2021A, 4.000%, 2/01/56, 144A (WI/DD, Settling 5/4/21)
2,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Ester	8/31 at 100.00	N/R	2,178,840
	Apartments, Series 2021A-2, 4.000%, 2/01/43, 144A
2,250	California Enterprise Development Authority, Charter School Revenue Bonds, Norton	7/27 at 102.00	N/R	2,411,910
	Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford
	Hospital and Clinics, Tender Option Bond Trust 2016-XF2353, Formerly Tender Option
	Bond Trust 3267:
1,250	18.943%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	AA– (7)	1,387,625
1,875	19.933%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	AA– (7)	2,091,394
	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los
	Angeles, Series 2017A:
5,165	5.000%, 8/15/42 (UB) (6)	8/27 at 100.00	Baa2	6,082,769
22,115	5.000%, 8/15/47 (UB) (6)	8/27 at 100.00	Baa2	25,954,164
12,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente	11/27 at 100.00	AA–	14,356,375
	System, Series 2017A-2, 4.000%, 11/01/44 (UB) (6)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
1,000	18.254%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA–	1,249,080
250	18.259%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA–	312,288

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas	8/24 at 100.00	N/R	$ 1,097,347
	Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49
500	California Municipal Finance Authority, Revenue Bonds, California Baptist University,	11/26 at 100.00	N/R	568,715
	Series 2016A, 5.000%, 11/01/36, 144A
7,430	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center,	7/27 at 100.00	BBB–	7,964,143
	Refunding Series 2017B, 4.000%, 7/01/42 (UB) (6)
20,925	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien	6/28 at 100.00	BBB–	23,502,123
	Series 2018A, 4.000%, 12/31/47 (AMT) (UB) (6)
2,000	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines,	No Opt. Call	B+	2,306,180
	Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)
400	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	N/R	120,000
	Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%,
	12/01/27 (AMT), 144A (4)
1,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California	7/28 at 100.00	N/R	1,057,880
	Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Alta	6/28 at 102.00	N/R	1,094,370
	Public Schools – Obligated Group, Series 2020A, 6.000%, 6/01/59, 144A
1,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep	6/28 at 100.00	N/R	1,016,630
	Public Schools ? Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2014A:
800	5.250%, 12/01/44	12/24 at 100.00	BB–	893,472
1,000	5.500%, 12/01/54	12/24 at 100.00	BB–	1,120,520
6,940	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/26 at 100.00	BB–	7,822,699
	Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A
500	California Statewide Communities Development Authority, Revenue Bonds, Lancer	6/26 at 100.00	N/R	544,280
	Educational Student Housing Project, Refunding Series 2016A, 5.000%, 6/01/46, 144A
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community	9/22 at 100.00	N/R	1,049,090
	Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43
1,530	California Statewide Communities Development Authority, Statewide Community	9/21 at 100.00	N/R	1,530,398
	Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41
1,000	California Statewide Communities Development Authority, Statewide Community	9/31 at 100.00	N/R	1,090,420
	Infrastructure Program Revenue Bonds, Series 2021A, 4.000%, 9/02/51 (WI/DD, Settling 5/12/21)
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist	11/21 at 100.00	N/R (7)	517,950
	University, Series 2011A, 7.500%, 11/01/41 (Pre-refunded 11/01/21)
496	California Statewide Community Development Authority, Revenue Bonds, Daughters of	6/21 at 100.00	N/R	471,134
	Charity Health System, Series 2005A, 5.500%, 7/01/39 (4)
5,800	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	8/31 at 100.00	N/R	5,591,606
	Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56, 144A
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda	10/31 at 100.00	N/R	1,025,590
	at Monrovia Station, Social Series 2021A-1, 3.400%, 10/01/46, 144A
1,775	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue	6/21 at 100.00	N/R	1,777,787
	Bonds, Franciscan Mobile Home Park Project, Refunding Third Tier Series 2007C,
	6.500%, 12/15/47
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue	6/21 at 100.00	A+	2,003,720
	Bonds, Franciscan Mobile Home Park, Refunding Series 2007A, 5.000%, 12/15/37
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Refunding Series 2015A:
2,000	5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	A+	2,331,720
2,000	5.000%, 6/01/45 (UB) (6)	6/25 at 100.00	A+	2,329,000
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	B–	3,632,440
	Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,960	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	$ 6,158,170
	Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	5,166,250
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47
860	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/25 at 100.00	A+	1,425,596
	Asset-Backed Bonds, 17.548%, 6/01/45, 144A (IF) (6)
1,500	Grossmont Healthcare District, California, General Obligation Bonds, 22.470%, 7/15/40	7/21 at 100.00	Aaa (7)	1,571,490
	(Pre-refunded 7/15/21), 144A (IF) (6)
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area,
	Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	6/21 at 100.00	N/R	1,003,260
1,000	5.000%, 8/01/35 – AMBAC Insured	6/21 at 100.00	N/R	1,001,400
390	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series	9/23 at 100.00	N/R	422,058
	2013B, 5.250%, 9/01/32
850	Los Angeles County, California, Community Development Commission Headquarters Office	9/21 at 100.00	Aa3	902,504
	Building, Lease Revenue Bonds, Community Development Properties Los ANgeles County Inc,
	18.569%, 9/01/42, 144A (IF) (6)
1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A,	9/21 at 100.00	A	1,016,680
	Subordinate Lien Series 2011A, 7.000%, 9/01/31
1,500	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March	8/21 at 100.00	N/R (7)	1,526,460
	Air Force Base Redevelopment Project, Series 2011A, 7.500%, 8/01/41 (Pre-refunded 8/01/21)
500	National City Community Development Commission, California, Tax Allocation Bonds,	8/21 at 100.00	N/R (7)	508,315
	National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field	9/21 at 100.00	N/R (7)	337,082
	Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley	10/21 at 100.00	A	1,232,364
	Project Area, Series 2011B, 6.750%, 10/01/30
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease
	Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
750	19.205%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA–	1,666,162
2,015	18.991%, 12/01/33 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA–	5,053,197
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26	12/21 at 100.00	BB	996,845
1,000	8.000%, 12/01/31	12/21 at 100.00	BB	1,037,140
4,095	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax	8/21 at 61.78	N/R	2,514,002
	Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D,
	0.000%,	8/01/31, 144A
960	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities	9/23 at 100.00	N/R	1,044,432
	District 2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43
1,065	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/27 at 100.00	N/R	1,177,570
	District 16-01, Series 2017, 6.250%, 9/01/47, 144A
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners	9/21 at 100.00	BBB+ (7)	665,743
	Project Area, Series 2011A, 7.650%, 9/01/42 (Pre-refunded 9/01/21)
1,250	University of California, General Revenue Bonds, 17.990%, 5/15/39, 144A (IF) (6)	5/23 at 100.00	AA	1,705,087
173,231	Total California			194,198,008
	Colorado – 8.0% (5.7% of Total Investments)
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax	9/24 at 103.00	N/R	528,170
	General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48
1,500	Belford North Metropolitan District, Douglas County, Colorado, General Obligation	12/25 at 103.00	N/R	1,635,570
	Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
1,000	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation	3/26 at 103.00	N/R	1,076,050
	Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A, 5.000%, 12/01/51

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,835	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General	6/24 at 103.00	N/R	$ 2,022,665
	Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/39
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue	12/21 at 103.00	N/R	516,825
	Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37
1,000	Cielo Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation	6/26 at 103.00	N/R	1,010,290
	Bonds, Series 2021(3), 5.250%, 12/01/50
600	Clear Creek Transit Metropolitan District 2, Adams County, Colorado, Revenue Supported	12/26 at 103.00	N/R	654,582
	Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41
685	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	6/21 at 100.00	BB+	687,240
	Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28
2,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	10/22 at 100.00	N/R	2,221,277
	Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42
560	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	7/24 at 100.00	BB	600,292
	Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A
720	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village	12/30 at 100.00	N/R	770,278
	Academy – Northglenn Project, Series 2020, 5.000%, 12/01/55, 144A
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of	2/24 at 100.00	N/R	2,669,175
	the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes	2/26 at 100.00	N/R	1,018,770
	Project, Series 2016, 6.125%, 2/01/46, 144A
1,285	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project,	12/22 at 100.00	A+	1,358,849
	Series 2012, 5.000%, 12/01/32 (UB) (6)
518	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,	No Opt. Call	N/R	5
	Series 2007, 5.000%, 9/30/21 (4), (8)
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2017:
4,831	0.000%, 4/01/27 (AMT) (4), (8)	No Opt. Call	N/R	66,666
2,130	0.000%, 10/01/27 (AMT) (4), (8)	No Opt. Call	N/R	29,388
3,144	Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited	9/25 at 103.00	N/R	3,360,496
	Tax General Obligation Bonds, Series 2020, 6.500%, 12/01/50
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General	12/22 at 100.00	N/R (7)	2,199,840
	Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds,
	Series 2007:
1,000	5.400%, 12/01/27 (4)	6/21 at 100.00	N/R	800,000
1,500	5.450%, 12/01/34 (4)	6/21 at 100.00	N/R	1,200,000
1,000	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax	12/23 at 103.00	N/R	1,090,760
	General Obligation Bonds, Series 2018A, 5.625%, 12/01/38
1,000	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds,	12/25 at 103.00	N/R	1,071,940
	Series 2020, 6.250%, 12/01/39
10,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	12/28 at 100.00	A	11,243,400
	2018A, 4.000%, 12/01/48 (AMT) (UB) (6)
3,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United	10/23 at 100.00	B	3,205,230
	Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)
495	Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado, Special	6/24 at 103.00	N/R	529,972
	Revenue Refunding and Improvement Bonds, Series 2019A, 5.000%, 6/01/49
1,000	Elbert and Highway 86 Commercial Metropolitan District, Elbert County, Colorado, Special	6/26 at 103.00	N/R	1,076,710
	Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2021A,
	5.000%, 12/01/51, 144A
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,000	5.750%, 12/01/30	12/24 at 100.00	N/R	1,078,220
2,080	6.000%, 12/01/38	12/24 at 100.00	N/R	2,201,576

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 500	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County,	6/24 at 103.00	N/R	$ 539,760
	Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A,
	5.375%, 12/01/49, 144A
3,000	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General	6/25 at 103.00	N/R	3,034,800
	Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
1,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue	12/25 at 102.00	N/R	1,060,700
	Bonds, Refunding Series 2020, 4.750%, 12/01/50
2,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited	12/24 at 100.00	N/R	2,167,220
	Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44
305	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General	12/21 at 103.00	N/R	315,718
	Obligation Bonds, Subordinated Limited Tax Convertible to Unlimited Tax Series 2016B,
	8.000%, 12/15/46
810	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special	12/23 at 103.00	N/R	868,879
	Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
675	5.250%, 12/01/36	12/21 at 103.00	N/R	702,445
1,265	5.375%, 12/01/46	12/21 at 103.00	N/R	1,315,549
1,000	Johnstown Village Metropolitan District 2, Weld County, own of Johnstown, Colorado,	9/25 at 103.00	N/R	1,083,580
	General Obligation Limited Tax Bonds, Series 2020A, 5.000%, 12/01/50
1,700	Jones District Community Authority Board, Centennial, Colorado, Special Revenue	12/25 at 103.00	N/R	1,473,305
	Convertible Capital Appreciation Bonds, Series 2020A, 5.750%, 12/01/50
2,685	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	6/21 at 100.00	N/R	2,686,074
	Series 2007, 6.750%, 1/01/34
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax	9/24 at 103.00	N/R	538,480
	General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
500	Larkridge Metropolitan District No 2, In the City of Thornton, Adams County, Colorado,	12/23 at 103.00	N/R	536,230
	General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding
	Series 2019, 5.250%, 12/01/48
500	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax	12/21 at 103.00	N/R	520,010
	General Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45
500	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax	12/21 at 103.00	N/R	518,370
	General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45
500	Midcities Metropolitan District No 2, In the City and County of Broomfield, Colorado,	12/21 at 103.00	N/R	517,695
	Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46
2,000	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds,	6/21 at 100.00	N/R	2,000,000
	Refunding & Improvement Series 2006, 6.125%, 12/01/35 (4)
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General	12/25 at 103.00	N/R	1,109,790
	Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
1,535	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax	3/25 at 103.00	N/R	1,662,083
	General Obligation Bonds, Series 2020, 5.125%, 12/01/49
1,000	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax	12/25 at 103.00	N/R	1,078,140
	General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds,
	Series 2019:
1,500	5.000%, 12/01/39	12/24 at 103.00	N/R	1,646,265
5,000	5.000%, 12/01/49	12/24 at 103.00	N/R	5,439,050
500	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax	6/24 at 103.00	N/R	537,265
	General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49
500	Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds,	9/25 at 103.00	N/R	544,610
	District 1, Series 2020A, 5.250%, 12/01/50
550	Patriot Park Metropolitan District 2, Colorado Springs, Colorado, Limited Tax General	12/25 at 103.00	N/R	564,294
	Obligation Bonds, Series 2021, 4.300%, 12/01/50

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,000	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project,	12/30 at 100.00	N/R	$ 1,119,540
	Series 2021A, 4.750%, 12/01/45, 144A
500	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise	12/25 at 103.00	N/R	545,310
	In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds,
	Series 2020, 5.250%, 12/01/50
1,000	Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited Tax General	12/25 at 103.00	N/R	1,101,050
	Obligation Bonds, Series 2020A, 5.000%, 12/01/50
500	Ritoro Metropolitan District In the Town of Elizabeth, Elbert County, Colorado, Limited	6/24 at 103.00	N/R	537,445
	Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
500	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited	9/24 at 103.00	N/R	536,720
	Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49
1,025	Silver Leaf Metropolitan District, Jefferson County, Colorado, General Obligation	6/26 at 103.00	N/R	1,024,969
	Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50 (WI/DD, Settling 5/12/21)
1,000	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds,	12/23 at 103.00	N/R	1,072,930
	Series 2018, 6.250%, 12/01/57
2,790	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation	12/25 at 103.00	N/R	3,066,489
	Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax	6/21 at 100.00	N/R	480,000
	Convertible to Unlimited, Series 2007, 0.000%, 12/01/31 (4)
685	Three Springs Metropolitan District 1, Durango, La Plata County, Colorado, Limited Tax	12/25 at 103.00	N/R	699,734
	General Obligation Bonds, Refunding Subordinate Series 2020B, 7.125%, 12/15/50
2,000	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado,	3/26 at 103.00	N/R	2,196,920
	General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/51
965	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds,	12/21 at 103.00	N/R	1,003,253
	Refunding Limited Tax Series 2016B, 7.250%, 12/15/45
1,000	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General	12/23 at 103.00	N/R	1,081,850
	Obligation Bonds, Series 2019, 5.375%, 12/01/39
1,500	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General	12/23 at 81.31	N/R	1,081,950
	Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 6.000%, 12/01/50
1,570	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General	12/23 at 103.00	N/R	1,667,340
	Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
1,000	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield,	3/26 at 103.00	N/R	1,089,040
	Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021,
	5.000%, 12/01/51
500	Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited	9/25 at 103.00	N/R	546,655
	Tax General Obligation Bonds, Series 2020A, 5.250%, 12/01/50
1,100	Village Metropolitan District In the Town of Avon, Eagle County, Colorado, Special	12/25 at 103.00	N/R	1,221,374
	Revenue and Limited Property Tax Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/40
705	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited	9/24 at 103.00	N/R	756,028
	Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/49
830	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation	12/25 at 103.00	N/R	866,155
	Limited Tax Bonds, Taxable Converting to Tax-Exempt Refunding Subordinate Series 2020B-1,
	6.250%, 12/15/40
104,718	Total Colorado			100,079,300
	Connecticut – 0.1% (0.1% of Total Investments)
500	Great Pond Improvement District, Connecticut, Special Obligation Revenue Bonds, Great	10/26 at 102.00	N/R	521,540
	Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A
6,266	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate	No Opt. Call	N/R	532,657
	Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (4)
6,766	Total Connecticut			1,054,197

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Delaware – 0.2% (0.2% of Total Investments)
$ 2,500	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc	3/25 at 100.00	N/R	$ 2,808,625
	Project, Series 2015A, 7.000%, 9/01/45, 144A
	District of Columbia – 0.2% (0.1% of Total Investments)
105	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	No Opt. Call	Baa1	116,582
	Bonds, Series 2001, 6.500%, 5/15/33
250	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	N/R (7)	281,152
	(Pre-refunded 7/01/23)
2,000	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc, Series 2019A,	5/30 at 100.00	N/R	2,008,520
	5.250%, 5/15/55, 144A
2,355	Total District of Columbia			2,406,254
	Florida – 14.8% (10.5% of Total Investments)
500	Academical Village Community Development District, Davie, Florida, Special Assessment	5/30 at 100.00	N/R	523,735
	Revenue Bonds, Series 2020, 4.000%, 5/01/51
1,500	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds,	11/21 at 100.00	N/R	1,501,950
	Terraces at Bonita Springs Project, Series 2011A, 8.125%, 11/15/46
2,245	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/31 at 100.00	N/R	2,314,079
	Ave Maria National Project, Series 2021, 4.000%, 5/01/51
1,740	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/22 at 100.00	N/R	1,808,156
	Series 2012, 6.700%, 5/01/42
1,685	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/25 at 100.00	N/R	1,774,777
	Series 2015, 5.375%, 5/01/45
995	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special	11/25 at 100.00	N/R	1,089,734
	Assessment Bonds, Series 2015, 5.250%, 11/01/46
905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	1,106,734
	Phase 1 Project, Series 2013A, 6.125%, 11/01/33
1,695	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	1,785,649
	Refunding Series 2013, 5.125%, 5/01/43
2,500	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South	6/25 at 105.00	N/R	2,700,025
	Bay Project, Series 2020A, 6.000%, 6/15/55, 144A
2,000	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter	7/31 at 100.00	N/R	2,255,940
	School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56, 144A
3,135	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center,	6/28 at 100.00	N/R	1,191,300
	Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (4), (8)
830	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series	6/26 at 100.00	N/R	906,891
	2019A, 5.000%, 6/15/39, 144A
1,000	Capital Trust Agency, Florida, Revenue Bonds, St Johns Classical Academy, Refunding	6/30 at 100.00	N/R	1,012,550
	Series 2021A, 4.000%, 6/15/56, 144A
1,000	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm Coast Project,	4/24 at 103.00	N/R	505,090
	Series 2017A, 7.000%, 10/01/49, 144A
1,000	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior	8/24 at 103.00	N/R	863,490
	Housing, Inc Project, Series 2017, 5.875%, 8/01/52, 144A
955	Celebration Pointe Community Development District 1, Alachua County, Florida, Special	5/24 at 100.00	N/R	1,000,095
	Assessment Revenue Bonds, Series 2014, 5.125%, 5/01/45
500	Charlotte County Industrial Development Authority, Florida, Utility System Revenue	10/27 at 100.00	N/R	554,770
	Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49 (AMT), 144A
2,000	Collier County Industrial Development Authority, Florida, Continuing Care Community	5/24 at 100.00	N/R	1,360,000
	Revenue Bonds, Arlington of Naples Project, Series 2014A, 0.000%, 5/15/35, 144A (4)
845	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special	5/21 at 100.00	N/R	848,439
	Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 995	Cross Creek North Community Development District, Clay County, Florida, Special	11/29 at 100.00	N/R	$ 1,127,425
	Assessment Bonds, Series 2018, 5.375%, 11/01/50, 144A
1,605	Cypress Mill Community Development District, Hillsborough County, Florida, Special	6/30 at 100.00	N/R	1,706,869
	Assessment Bonds, Assessment Area 2, Series 2020, 4.000%, 6/15/40
525	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series	5/31 at 100.00	N/R	541,154
	2021, 4.000%, 5/01/51
700	Fishhawk Community Development District IV, Hillsborough County, Florida, Special	5/23 at 100.00	N/R	767,137
	Assessment Revenue Bonds, Series 2013A, 7.000%, 5/01/33
1,850	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown	7/24 at 100.00	N/R	1,993,782
	Doral Charter Elementary School Project, Series 2014A, 6.500%, 7/01/44
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown	7/27 at 100.00	N/R	1,078,060
	Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A
565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida	7/26 at 100.00	N/R	610,358
	Charter Foundation Inc Projects, Series 2016A, 5.000%, 7/15/46, 144A
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami	6/24 at 100.00	N/R	913,840
	Arts Charter School Projects, Series 2014, 6.000%, 6/15/44, 144A
655	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin	1/27 at 100.00	N/R	692,938
	Academies of Pasco County Inc, Series 2020A, 5.000%, 1/01/50, 144A
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	6/21 at 100.00	N/R (7)	2,017,100
	Renaissance Charter School, Inc Projects, Series 2011A, 7.625%, 6/15/41
	(Pre-refunded 6/15/21)
5,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	6/23 at 100.00	N/R	5,597,350
	Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44
120	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	9/27 at 100.00	N/R	132,270
	Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/50, 144A
17,250	Florida Development Finance Corporation, Florida, Surface Transportation Facility	1/24 at 107.00	N/R	17,940,000
	Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%,
	1/01/49 (AMT), 144A
	Florida Development Finance Corporation, Florida, Surface Transportation Facility
	Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
5,590	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	6/21 at 103.00	N/R	5,613,702
31,170	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	6/21 at 104.00	N/R	31,256,964
6,485	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	6/21 at 104.00	N/R	6,493,041
	FRERC Community Development District, Ocoee, Florida, Special Assessment Bonds,
	Series 2020:
2,750	5.375%, 11/01/40	11/29 at 100.00	N/R	2,947,367
2,000	5.500%, 11/01/50	11/29 at 100.00	N/R	2,147,700
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	11/22 at 100.00	N/R	2,609,125
	Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/24 at 100.00	N/R	1,106,070
	Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2,
	6.500%, 5/01/39
200	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special	11/29 at 100.00	N/R	215,884
	Assessment Bonds, Phase 2 Project, Series 2019, 4.375%, 11/01/49
1,000	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment	5/31 at 100.00	N/R	1,042,550
	Revenue Bonds, Area 2 Project, Series 2021, 4.000%, 5/01/51 (WI/DD, Settling 5/18/21)
1,895	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds,	5/24 at 100.00	N/R	1,998,334
	Special Assessment, Refunding Series 2014, 5.250%, 5/01/32
200	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds,	11/29 at 100.00	N/R	211,800
	Assessment Area 2, Series 2019, 4.000%, 11/01/39
1,000	Lakes by the Bay South Community Development District, Florida, Special Assessment	11/22 at 100.00	N/R	1,046,720
	Bonds, Series 2012, 5.750%, 11/01/42

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 265	Lakes of Sarasota Community Development District, Florida, Improvement Revenue Bonds,	5/31 at 100.00	N/R	$ 269,349
	Capital Phase 1 Project 2021A-1, 4.100%, 5/01/51
500	Lakes of Sarasota Community Development District, Florida, Improvement Revenue Bonds,	5/31 at 100.00	N/R	506,080
	Capital Phase 1 Project 2021B-1, 4.300%, 5/01/51
610	Lakewood Park Community Development District, Florida, Special Assessment Revenue Bonds,	5/31 at 100.00	N/R	627,739
	Assessment Area 1, Series 2021, 4.000%, 5/01/52
625	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood	5/25 at 100.00	N/R	664,687
	Centre North Project, Series 2015, 4.875%, 5/01/45
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee	6/21 at 100.00	BB–	2,001,880
	County Community Charter Schools, Series 2007A, 5.375%, 6/15/37
630	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue	12/22 at 105.00	N/R	645,901
	Bonds, Preserve Project, Series 2017A, 5.750%, 12/01/52, 144A
1,000	Magic Place Community Development District, Osceola County, Florida, Special Assessment	5/30 at 100.00	N/R	1,065,660
	Revenue Bonds, Series 2019, 4.500%, 5/01/51
12,190	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA–	14,195,377
750	Miami Dade County Industrial Development Authority, Florida, Educational Facilities	7/27 at 100.00	N/R	817,867
	Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 6.000%, 7/01/47, 144A
2,085	Miami World Center Community Development District, Miami-Dade County, Florida, Special	11/27 at 100.00	N/R	2,318,249
	Assessment Bonds, Series 2017, 5.250%, 11/01/49
1,750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op	9/25 at 100.00	N/R	1,916,985
	Charter Schools Project, Series 2015A, 6.000%, 9/15/45, 144A
505	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note,	6/21 at 100.00	N/R	505,717
	Assessment Area 3, Series 2019, 4.500%, 5/01/24
400	North Park Isle Community Development District, Plant City, Florida, Special Assessment	5/29 at 100.00	N/R	432,120
	Revenue Bonds, Assessment Area 1, Series 2019, 4.750%, 5/01/50
930	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	8/26 at 100.00	N/R	1,045,720
	Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46
1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	8/31 at 100.00	N/R	1,048,830
	Bonds, Development Unit 53, Series 2021, 4.000%, 8/01/51
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences
	of Boca Raton Project, Series 2014A:
620	7.000%, 6/01/29	6/22 at 102.00	N/R	665,279
3,110	7.500%, 6/01/49	6/22 at 102.00	N/R	3,336,128
685	Palm Beach County, Florida, Revenue Bonds, Provident Group – LU Properties LLC Lynn	6/31 at 100.00	N/R	693,083
	University Housing Project, Series 2021A, 5.000%, 6/01/57 (WI/DD, Settling 5/12/21)
500	Palm Beach County, Florida, Revenue Bonds, Provident Group – PBAU Properties LLC – Palm	4/29 at 100.00	Ba1	549,230
	Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/51, 144A
3,215	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella	6/21 at 100.00	N/R	3,219,469
	Collina, Series 2004, 5.750%, 5/01/35
500	Portico Community Development District, Lee County, Florida, Special Assessment,	5/30 at 100.00	N/R	521,880
	Improvement Series 2020-2, 4.000%, 5/01/50
1,545	Reunion West Community Development District, Florida, Special Assessment Bonds, Series	5/22 at 100.00	N/R	1,595,985
	2004A-1, 6.250%, 5/01/36
910	Rivers Edge II Community Development District, Florida, Capital Improvement Revenue	5/31 at 100.00	N/R	941,859
	Bonds, Series 2021, 4.000%, 5/01/51
2,500	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series	11/27 at 100.00	N/R	2,921,725
	2016, 6.000%, 11/01/47
1,000	Saddle Creek Preserve of Polk County Community Development District, Florida, Special	6/30 at 100.00	N/R	1,050,650
	Assessment Bonds, Series 2020, 4.000%, 6/15/50
500	Shingle Creek Community Development District, Osceola County, Florida, Special	6/31 at 100.00	N/R	521,120
	Assessment Revenue Bonds, Bronson, Series 2021, 4.000%, 6/15/51

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 990	Shingle Creek Community Development District, Osceola County, Florida, Special	11/25 at 100.00	N/R	$ 1,098,811
	Assessment Revenue Bonds, Series 2015, 5.400%, 11/01/45
1,000	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	1,014,180
	Series 2021B, 4.500%, 5/01/36
1,540	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	1,341,971
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,
	Series 2007-3:
120	6.375%, 5/01/21 (4)	No Opt. Call	N/R	1
1,360	6.650%, 5/01/40 (4)	6/21 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,	6/21 at 100.00	N/R	28
	Series 2007A-2, 5.250%, 5/01/39 (4)
3,740	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	6/21 at 100.00	N/R	3,590,961
	Series 2015-1, 0.000%, 5/01/40 (5)
2,300	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	6/21 at 100.00	N/R	1,724,356
	Series 2015-2, 0.000%, 5/01/40 (5)
2,505	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	6/21 at 100.00	N/R	25
	Series 2015-3, 6.610%, 5/01/40 (4)
1,230	Touchstone Community Development District, Hillsborough County, Florida, Special	12/29 at 100.00	N/R	1,331,586
	Assessment Bonds, 2019 Project, Series 2019, 4.000%, 12/15/40
	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax
	Bonds, Series 2017-2:
1,000	5.000%, 5/01/37	5/28 at 100.00	A2	1,176,210
2,020	5.000%, 5/01/47	5/28 at 100.00	A2	2,349,523
1,790	Twin Creeks North Community Development District, Florida, Special Assessment Bonds,	11/31 at 100.00	N/R	2,084,509
	Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47
3,590	Twin Creeks North Community Development District, Florida, Special Assessment Bonds,	11/31 at 100.00	N/R	4,180,663
	Master Infrastructure Improvements, Series 2016A-2, 6.375%, 11/01/47
500	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds,	12/29 at 100.00	N/R	529,890
	Expansion Area Project, Series 2019, 4.000%, 12/15/49
1,000	V-Dana Community Development District, Lee County, Florida,Special Assessment Bonds,	5/31 at 100.00	N/R	1,033,310
	Area 1 – 2021 Project, Series 2021, 4.000%, 5/01/52
1,000	Venetian Parc Community Development District, Miami-Dade County, Florida, Special	11/28 at 100.00	N/R	1,321,430
	Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43
975	Waterset North Community Development District, Hillsborough County, Florida, Special	11/24 at 100.00	N/R	1,043,854
	Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/45
185,915	Total Florida			184,810,835
	Georgia – 0.5% (0.3% of Total Investments)
1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	BB+	1,007,900
	Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48
1,880	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten	10/23 at 100.00	N/R	2,003,271
	Academy Project, Series 2013A, 7.125%, 10/01/43
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project,	4/23 at 100.00	N/R (7)	1,115,840
	Series 2013A, 6.500%, 4/01/43 (Pre-refunded 4/01/23)
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
211	5.500%, 7/15/23 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	213,444
767	5.500%, 7/15/30 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	774,702
842	5.500%, 1/15/36 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	850,487
5,700	Total Georgia			5,965,644

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Guam – 0.0% (0.0% of Total Investments)
$ 330	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	BB+	$ 354,724
	Idaho – 0.7% (0.5% of Total Investments)
7,400	Idaho Falls Auditorium District, Idaho, Certifications of Participation, Annual	5/26 at 102.00	N/R	7,417,094
	Appropriation Series 2021, 5.250%, 5/15/51 (WI/DD, Settling 5/18/21)
500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project,	3/22 at 100.00	A–	564,200
	17.117%, 3/01/47, 144A (IF) (6)
565	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep	7/25 at 100.00	N/R	579,148
	Meridian North LLC, Series 2020A, 5.250%, 7/01/55, 144A
8,465	Total Idaho			8,560,442
	Illinois – 24.6% (17.4% of Total Investments)
492	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	6/21 at 100.00	N/R	473,071
10,670	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	12,826,087
	Series 2016, 6.000%, 4/01/46 (UB) (6)
1,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/24 at 100.00	BB	1,658,145
	Project Series 2015C, 5.250%, 12/01/39
15,385	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB	18,566,618
	Series 2016A, 7.000%, 12/01/44
2,025	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/26 at 100.00	BB	2,466,592
	Series 2016B, 6.500%, 12/01/46
9,910	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	12,709,971
	Series 2017A, 7.000%, 12/01/46, 144A
3,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation	12/24 at 100.00	AA	3,436,290
	Bonds, Capital Improvement, Green 2014 Series 2015A, 5.000%, 12/01/44 (UB) (6)
7,500	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	A3 (7)	7,722,825
	5.250%, 12/01/40 (Pre-refunded 12/01/21) (UB) (6)
1,308	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	5/21 at 100.00	N/R	1,308,117
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
2,125	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue	6/21 at 100.00	N/R	1,600,630
	Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)
5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport,	1/29 at 100.00	A	5,730,550
	Refunding Senior Lien Series 2018A, 4.000%, 1/01/43 (AMT) (UB) (6)
30,500	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior	1/29 at 100.00	A	37,221,895
	Lien Series 2018B, 5.000%, 1/01/48 (UB) (6)
2,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/30	1/24 at 100.00	Ba1	2,183,500
9,400	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB–	11,407,370
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D,	1/25 at 100.00	Ba1	1,120,540
	5.500%, 1/01/37
130	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB–	146,614
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
7,500	5.000%, 1/01/44 (UB) (6)	1/29 at 100.00	BBB–	8,839,500
8,000	5.500%, 1/01/49 (UB)	1/29 at 100.00	BBB–	9,651,920
1,500	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F,	1/25 at 100.00	Ba1	1,670,325
	5.500%, 1/01/42
5,000	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A, 6.375%,	11/26 at 100.00	N/R	3,977,350
	11/01/46, 144A (4)
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network,
	Series 2016C:
25	4.000%, 2/15/41 (Pre-refunded 2/15/27) (UB)	2/27 at 100.00	N/R (7)	29,541
495	4.000%, 2/15/41 (Pre-refunded 2/15/27) (UB)	2/27 at 100.00	N/R (7)	584,912
10,655	4.000%, 2/15/41 (UB)	2/27 at 100.00	Aa2	11,964,180

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 1,000	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	$ 1,036,180
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series	1/28 at 100.00	Aa2	5,657,450
	2017A, 4.000%, 7/15/47 (UB) (6)
2,000	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2018B, 6.125%,	10/28 at 100.50	N/R	2,390,960
	4/01/58, 144A
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond
	Trust 2015-XF0121:
1,685	21.674%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A2	1,795,452
250	21.689%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A2	266,400
5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,	2/27 at 100.00	A1	5,513,650
	Series 2016B, 4.000%, 8/15/41 (UB) (6)
1,715	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45	5/30 at 100.00	BBB–	2,201,528
	Illinois State, General Obligation Bonds, November Series 2016:
1,000	5.000%, 11/01/35	11/26 at 100.00	BBB–	1,160,880
1,000	5.000%, 11/01/37	11/26 at 100.00	BBB–	1,153,460
9,945	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27 (UB) (6)	No Opt. Call	BBB–	12,062,887
630	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	BBB–	652,560
5,445	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation	6/26 at 100.00	BBB	6,004,419
	September Series 2016C, 4.000%, 6/15/31 (UB) (6)
2,000	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue	3/28 at 100.00	N/R	1,977,520
	Bonds, First Tier Series 2005A-2, 5.500%, 1/01/36, 144A (4)
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Refunding Series 2020A:
16,000	4.000%, 6/15/50	12/29 at 100.00	BB+	17,967,840
45,550	4.000%, 6/15/50 (UB) (6)	12/29 at 100.00	BB+	51,152,194
2,500	5.000%, 6/15/50	12/29 at 100.00	BB+	3,007,375
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,	6/21 at 100.00	N/R (7)	803,536
	Series 2010, 6.000%, 6/01/28 (Pre-refunded 6/01/21)
830	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series	12/23 at 100.00	N/R	856,253
	2013B, 7.000%, 12/01/33
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018C:
9,875	5.000%, 1/01/36 (UB) (6)	1/29 at 100.00	AA–	12,162,544
17,750	5.250%, 1/01/48 (UB) (6)	1/29 at 100.00	AA–	21,679,495
895	Yorkville United City Business District, Illinois, Storm Water and Water Improvement	5/21 at 100.00	N/R	366,950
	Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)
265,990	Total Illinois			307,166,076
	Indiana – 1.0% (0.7% of Total Investments)
2,445	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	6/21 at 100.00	N/R	2,470,306
	6.650%, 7/15/24
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, 18.465%,	No Opt. Call	AA	2,315,330
	4/01/30 – AMBAC Insured, 144A (IF) (6)
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter	12/25 at 100.00	BB–	1,103,390
	School Project, Series 2015A, 7.250%, 12/01/45
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	Caa1	1,088,950
	Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26
2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	8/22 at 100.00	Caa1	2,071,900
	Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)
500	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health	6/21 at 100.00	Baa2	500,965
	Services, Series 2010, 5.500%, 8/15/45
880	Saint Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	6/21 at 100.00	N/R	883,388
	Apartments, Series 2005A, 7.500%, 7/01/35

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 1,000	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project,	11/23 at 100.00	N/R	$ 1,058,330
	Series 2013, 7.250%, 11/01/43 (AMT)
1,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx	No Opt. Call	N/R	618,750
	USA Indiana, LLC Project, Series 2017A, 0.000%, 12/01/28 (AMT) (4)
11,200	Total Indiana			12,111,309
	Iowa – 0.3% (0.2% of Total Investments)
1,030	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project,	8/22 at 100.00	Ba2	1,064,793
	Series 2012, 4.750%, 8/01/42
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	B+	2,192,440
	Company Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
3,030	Total Iowa			3,257,233
	Kansas – 0.6% (0.4% of Total Investments)
5,305	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health	9/25 at 100.00	AA–	6,167,063
	System, Refunding & Improvement Series 2015, 5.000%, 9/01/45 (UB) (6)
1,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation	9/25 at 100.00	N/R	1,010,260
	Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32
6,305	Total Kansas			7,177,323
	Kentucky – 5.4% (3.8% of Total Investments)
1,385	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone’s	12/30 at 100.00	N/R	1,454,873
	Ridge Project, Series 2020, 6.000%, 12/01/40
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro
	Health, Refunding Series 2017A:
5,450	5.000%, 6/01/41	6/27 at 100.00	BB+	6,120,187
3,300	5.000%, 6/01/45	6/27 at 100.00	BB+	3,675,375
12,665	5.000%, 6/01/45 (UB) (6)	6/27 at 100.00	BB+	14,105,644
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
11,000	5.000%, 7/01/37 (UB)	7/25 at 100.00	Baa2	12,319,560
9,295	5.000%, 7/01/40 (UB)	7/25 at 100.00	Baa2	10,372,290
16,800	5.000%, 1/01/45 (UB)	7/25 at 100.00	Baa2	18,643,632
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series	12/30 at 100.00	N/R	1,019,330
	2020B, 5.500%, 12/01/60
60,895	Total Kentucky			67,710,891
	Louisiana – 1.0% (0.7% of Total Investments)
2,050	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala	7/23 at 100.00	N/R	2,179,704
	Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36
500	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles College Prep	6/27 at 100.00	N/R	517,710
	Project, Series 2019A, 5.000%, 6/01/58, 144A
500	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Young Audiences Charter	4/27 at 100.00	N/R	512,300
	School, Series 2019A, 5.000%, 4/01/57, 144A
1,910	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,054,835
	(US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A
1,615	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy	12/21 at 100.00	N/R	1,661,738
	Foundation Project, Series 2011A, 7.750%, 12/15/31
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project,	No Opt. Call	BBB	2,087,480
	Refunding Series 2017, 5.250%, 10/01/33 (5)
2,110	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter	12/23 at 100.00	N/R	2,268,820
	Academy Foundation Project, Series 2013A, 8.125%, 12/15/33

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 2,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds,	No Opt. Call	N/R	$ 20
	Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (AMT), 144A (4)
540	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010,	6/30 at 100.00	BB–	697,685
	6.350%, 7/01/40, 144A
13,225	Total Louisiana			11,980,292
	Maryland – 0.8% (0.5% of Total Investments)
1,595	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017,	9/27 at 100.00	CCC	1,674,335
	5.000%, 9/01/42
3,000	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine	6/21 at 100.00	BB–	3,031,050
	Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25
4,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt	6/21 at 100.00	N/R	2,400,000
	Conference Center, Series 2006A, 0.000%, 12/01/31 (4)
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt	6/21 at 100.00	N/R	1,500,000
	Conference Center, Series 2006B, 0.000%, 12/01/31 (4)
1,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington	9/30 at 100.00	N/R	1,103,030
	Project, Series 2020, 4.000%, 9/01/50
12,095	Total Maryland			9,708,415
	Massachusetts – 1.2% (0.9% of Total Investments)
5,735	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K,	7/26 at 100.00	A	6,112,822
	Series 2017B, 4.250%, 7/01/46 (AMT) (UB) (6)
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%,	3/24 at 100.00	AA	5,603,050
	3/01/46 (UB) (6)
2,985	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016E, 4.000%,	4/25 at 100.00	AA	3,359,110
	4/01/33 (UB) (6)
13,720	Total Massachusetts			15,074,982
	Michigan – 1.5% (1.1% of Total Investments)
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
5	5.500%, 5/01/21 – ACA Insured	3/21 at 100.00	B–	5,000
170	5.500%, 5/01/21	3/21 at 100.00	B–	170,000
87	Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/22	6/21 at 100.00	N/R	87,729
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds,	8/31 at 100.00	BB	1,125,760
	Hanley International Academy, Inc Project, Refunding Series 2021, 5.000%, 9/01/40
885	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope	6/21 at 100.00	B	860,804
	Academy Project, Series 2011, 8.125%, 4/01/41
1,235	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds,	7/27 at 100.00	N/R	1,088,257
	Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%,
	7/15/46, 144A
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
2,225	4.350%, 10/01/45 (UB) (6)	10/24 at 100.00	AA	2,386,068
4,500	4.600%, 4/01/52 (UB) (6)	10/24 at 100.00	AA	4,841,910
1,515	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	6/21 at 100.00	N/R	1,517,227
	Montessori Academy, Series 2007, 6.500%, 12/01/37
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds,	6/21 at 100.00	BBB–	1,002,120
	Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35
100,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue	6/33 at 11.41	N/R	5,062,000
	Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005,	6/21 at 100.00	B+	500,610
	6.375%, 11/01/35
113,122	Total Michigan			18,647,485

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota – 0.6% (0.4% of Total Investments)
$ 665	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy	7/25 at 100.00	N/R	$ 716,817
	Project, Series 2015A, 5.500%, 7/01/35
1,000	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project,	7/25 at 100.00	B	1,023,110
	Series 2015A, 6.000%, 7/01/45
505	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of	7/26 at 100.00	N/R	528,780
	Performing Arts Project, Series 2016A, 5.000%, 7/01/47
100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep	7/30 at 100.00	N/R	107,600
	Project, Series 2020A, 5.000%, 7/01/55
2,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	7/26 at 100.00	N/R	2,178,080
	Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A
3,000	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint	10/22 at 100.00	BBB–	3,071,100
	Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A
7,270	Total Minnesota			7,625,487
	Mississippi – 0.1% (0.1% of Total Investments)
500	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King	10/26 at 100.00	N/R	475,605
	Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory
	Put 10/15/39), 144A
569	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	6/21 at 100.00	N/R	568,722
	Apartments, Series 2004-2, 6.125%, 9/01/34 (AMT)
1,069	Total Mississippi			1,044,327
	Missouri – 1.3% (0.9% of Total Investments)
655	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward	4/26 at 100.00	N/R	680,349
	Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	5.000%, 4/01/46, 144A
2,000	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty	6/25 at 100.00	N/R	2,065,880
	Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A
10,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/27 at 100.00	A+	11,255,600
	Mercy Health, Series 2017C, 4.000%, 11/15/49 (UB) (6)
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project,	6/21 at 100.00	N/R	1,100,066
	Series 2007A, 5.350%, 6/15/32
1,353	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square	9/21 at 100.00	N/R	541,200
	Redevelopment Project, Series 2008A, 6.300%, 8/22/26
732	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	No Opt. Call	N/R	146,400
	Projects, Series 2007A, 6.000%, 12/31/26
15,840	Total Missouri			15,789,495
	Nevada – 1.3% (0.9% of Total Investments)
995	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local	9/28 at 100.00	N/R	1,122,529
	Improvement Bonds, Series 2018, 5.375%, 9/01/48
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement	2/31 at 100.00	N/R	2,022,520
	Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement	8/29 at 100.00	N/R	1,859,460
	Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38 (AMT), 144A
10,000	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue	7/28 at 100.00	A	11,103,400
	Bonds, Series 2018B, 4.000%, 7/01/49 (UB) (6)
575	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley	12/28 at 100.00	N/R	639,527
	Vista, Series 2019, 4.625%, 6/01/49
15,570	Total Nevada			16,747,436

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey – 5.1% (3.7% of Total Investments)
$ 2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government	12/27 at 100.00	BBB	$ 2,979,650
	Buildings-Health Department & Taxation Division Office Project, Series 2018A,
	5.000%, 6/15/47 (UB) (6)
5,000	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government	12/27 at 100.00	BBB	5,959,300
	Buildings-Juvenile Justice Commission Facilities Project, Series 2018C, 5.000%, 6/15/47 (UB) (6)
9,500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	6/27 at 100.00	BBB	11,266,905
	2017DDD, 5.000%, 6/15/42 (UB) (6)
4,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	8/22 at 101.00	B+	4,352,027
	Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)
2,080	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	B+	2,334,488
	Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	6/21 at 100.00	BB+	5,215,704
	Peters University Hospital, Series 2007, 5.750%, 7/01/37
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding	No Opt. Call	BBB	27,710,800
	Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (6)
1,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/28 at 100.00	BBB	1,958,810
	2019BB, 4.000%, 6/15/50
2,200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	2,577,916
	Bonds, Series 2018B, 5.000%, 6/01/46
72,330	Total New Jersey			64,355,600
	New Mexico – 0.5% (0.3% of Total Investments)
320	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital	9/21 at 59.54	N/R	162,166
	Appreciation Taxable Series 2015D, 0.000%, 3/01/32
50	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds,	9/25 at 100.00	N/R	51,629
	Series 2015A, 5.900%, 9/01/32
215	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds,	9/25 at 100.00	N/R	222,003
	Series 2015B, 5.900%, 9/01/32
375	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds,	No Opt. Call	N/R	383,561
	Series 2015C, 5.900%, 9/01/32
1,210	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy	10/23 at 100.00	N/R	1,255,133
	Revenue Bonds, Series 2013, 7.250%, 10/01/43
1,020	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue	10/24 at 100.00	N/R	1,065,502
	Bonds, Series 2014, 6.750%, 10/01/33
1,500	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross	11/23 at 103.00	N/R	1,534,695
	Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
1,452	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross	6/21 at 102.00	N/R	1,481,388
	Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A
6,142	Total New Mexico			6,156,077
	New York – 9.4% (6.7% of Total Investments)
2,455	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of	9/25 at 100.00	N/R	2,723,111
	Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter
	School, Series 2020A-1:
5,000	5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	5,109,250
2,000	5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	2,041,680
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter
	School, Series 2020C-1:
1,000	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	1,061,690
2,000	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	2,081,760
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group,	3/30 at 100.00	A2	10,223,100
	Series 2020A, 3.000%, 9/01/50 – AGM Insured (UB) (6)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical	6/27 at 100.00	BBB–	$ 229,680
	Center Obligated Group, Series 2017, 5.000%, 12/01/36, 144A
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The	2/30 at 100.00	N/R	1,160,910
	Academy Charter School Project, Series 2020A, 5.730%, 2/01/50
1,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College	6/22 at 100.00	N/R	1,004,080
	Project, Series 2019A, 5.500%, 9/01/22
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	11/30 at 100.00	BBB+	1,248,870
	Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43 (UB) (6)
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	11/30 at 100.00	BBB+	1,138,280
	Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49 (UB) (6)
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	11/26 at 100.00	BBB+	11,638,800
	2016C-1, 5.000%, 11/15/56 (UB) (6)
14,260	New York City Housing Development Corporation, New York, Multifamily Housing Revenue	9/26 at 100.00	Aa2	15,642,364
	Bonds, Sustainable Neighborhood Series 2018K, 4.125%, 11/01/53 (UB) (6)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,
	Bronx Parking Development Company, LLC Project, Series 2007:
1,500	0.000%, 10/01/37 (4)	6/21 at 100.00	N/R	1,125,000
5,000	0.000%, 10/01/46 (4)	6/21 at 100.00	N/R	3,750,000
320	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	6/21 at 100.00	N/R	308,406
	Special Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
7,075	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1, 5.000%,	8/26 at 100.00	AA–	8,470,968
	8/01/38 (UB) (6)
2,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Turbo Term	5/21 at 100.00	B–	2,021,940
	Series 2005A, 5.000%, 6/01/42
500	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port	12/21 at 100.00	A+	553,460
	Authority Consolidated Bonds, 18.055%, 12/15/41, 144A (IF) (6)
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	1,094,600
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
3,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	3,632,590
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,667,320
	Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A
4,985	New York Transportation Development Corporation, New York, Special Facilities Bonds,	7/24 at 100.00	A2	5,642,272
	LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 – AGM
	Insured (AMT) (UB) (6)
10,000	New York Transportation Development Corporation, New York, Special Facility Revenue	8/21 at 100.00	B–	10,102,000
	Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series
	2016, 5.000%, 8/01/31 (AMT)
3,070	New York Transportation Development Corporation, New York, Special Facility Revenue	8/30 at 100.00	B–	3,797,007
	Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020,
	5.375%, 8/01/36 (AMT)
3,265	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred	4/27 at 100.00	A+	3,857,598
	Series 2017, 5.000%, 4/15/57 (UB) (6)
605	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	6/21 at 100.00	N/R	610,397
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)
9,975	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester	11/25 at 100.00	BBB–	11,217,486
	Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46 (UB) (6)
109,460	Total New York			118,154,619

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina – 0.1% (0.0% of Total Investments)
$ 940	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	4/21 at 100.00	AA–	$ 952,201
	Carolinas HealthCare System, 18.752%, 1/15/42, 144A (IF)
	North Dakota – 0.1% (0.1% of Total Investments)
2,000	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	1,205,000
	Project, Series 2013, 7.750%, 9/01/38 (4)
	Ohio – 6.5% (4.6% of Total Investments)
82,120	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 22.36	N/R	12,818,932
	Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2,
	0.000%, 6/01/57
32,045	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	36,024,028
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
5,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	N/R (7)	5,813,503
	Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)
1,500	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center	12/22 at 100.00	N/R	1,517,850
	Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43
340	Evans Farm New Community Authority, Ohio, Community Development Charge Revenue Bonds,	6/29 at 100.00	N/R	348,592
	Evans Farm Mixed-Use Project, Series 2020, 4.000%, 12/01/46
11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network	8/26 at 100.00	A2	12,323,765
	Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (6)
2,800	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	N/R	3,500
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (4)
3,310	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG	7/29 at 100.00	B–	3,666,983
	Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A
365	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	456
	FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (4)
4,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	5,937
	FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)
3,085	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	N/R	3,856
	Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (4)
3,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	3,750
	Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (4)
255	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	319
	Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (4)
1,015	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	1,269
	Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)
2,725	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	3,406
	Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (4)
3,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	3,088,500
	Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)
1,000	Port of Greater Cincinnati Development Authority, Ohio, Public Improvement TOT Revenue	12/28 at 100.00	N/R	1,006,410
	Bonds, Series 2021, 4.250%, 12/01/50, 144A
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment	11/30 at 100.00	N/R	1,013,920
	Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood,
	Senior Lien Series 2019A, 5.000%, 11/01/51
1,500	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series	12/27 at 103.00	N/R	1,699,695
	2020A, 7.000%, 12/01/42 (AMT), 144A
2,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education	3/25 at 100.00	N/R	2,178,180
	Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015,
	6.000%, 3/01/45
162,425	Total Ohio			81,522,851

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oklahoma – 1.6% (1.2% of Total Investments)
$ 1,550	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise	8/21 at 100.00	N/R (7)	$ 1,589,122
	Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26 (Pre-refunded
	8/25/21), 144A
15,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding	6/23 at 100.00	N/R	16,130,250
	Series 2000B, 5.500%, 6/01/35 (AMT)
2,600	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding	6/23 at 100.00	N/R	2,795,910
	Series 2001B, 5.500%, 12/01/35 (AMT)
19,150	Total Oklahoma			20,515,282
	Oregon – 0.1% (0.1% of Total Investments)
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds,
	Series 2020A:
1,750	0.000%, 6/15/49	6/30 at 57.54	Aa1	808,203
2,000	0.000%, 6/15/50	6/30 at 55.67	Aa1	892,500
3,750	Total Oregon			1,700,703
	Pennsylvania – 1.8% (1.3% of Total Investments)
980	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/31 at 100.00	N/R	1,221,982
	Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A
1,250	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/28 at 100.00	N/R	1,477,950
	Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A
2,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	3,125
	Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (4)
2,715	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	3,394
	Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)
500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	4/31 at 100.00	N/R	525,510
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory
	Put 4/01/21)
290	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University	10/29 at 100.00	BB+	310,523
	Project, Series 2020, 5.000%, 10/01/49
1,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of	10/27 at 100.00	BB	1,001,650
	Science & Technology Project, Series 2017, 5.125%, 10/15/41, 144A
1,500	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of	10/28 at 100.00	BB	1,590,465
	Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	6/30 at 100.00	N/R	1,850,290
	KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	6/30 at 100.00	N/R	1,850,290
	KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A
5	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	N/R	6
	Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (4)
6,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue	9/25 at 100.00	CCC+	6,015,324
	Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana	12/27 at 100.00	N/R	1,069,270
	Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana
	Bracetti Academy Project, Taxable Series 2020B:
995	6.875%, 12/15/35, 144A	12/27 at 100.00	N/R	1,012,830
1,000	7.125%, 12/15/44, 144A	12/27 at 100.00	N/R	1,027,940
2,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva	1/23 at 100.00	N/R (7)	2,815,475
	Esperanza, Inc – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33
	(Pre-refunded 1/01/23)
510	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	Ba1	536,510
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/36

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 180	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania,	5/24 at 100.00	BB+	$ 184,673
	Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28
27,015	Total Pennsylvania			22,497,207
	Puerto Rico – 7.8% (5.6% of Total Investments)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
4,870	5.125%, 7/01/37	7/22 at 100.00	CCC	5,146,957
1,000	5.250%, 7/01/42	7/22 at 100.00	CCC	1,058,360
2,000	6.000%, 7/01/47	7/22 at 100.00	CCC	2,134,480
8,625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build	6/21 at 100.00	D	7,891,875
	America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
4,835	3.957%, 7/01/42 (4)	7/22 at 100.00	D	4,484,462
185	3.961%, 7/01/42 (4)	7/22 at 100.00	D	171,588
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%,	No Opt. Call	N/R	1,850,000
	7/01/21 (4)
1,025	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%,	6/21 at 100.00	D	950,687
	7/01/37 (4)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
5,690	3.978%, 7/01/22 (4)	6/21 at 100.00	D	5,291,700
1,186	3.978%, 7/01/28 (4)	6/21 at 100.00	D	1,102,980
890	3.978%, 7/01/29 (4)	6/21 at 100.00	D	827,700
658	3.978%, 7/01/31 (4)	6/21 at 100.00	D	611,940
405	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC, 3.957%,	6/21 at 100.00	D	375,638
	7/01/28 (4)
1,350	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 3.978%,	6/21 at 100.00	D	1,255,500
	7/01/40 (4)
3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 3.978%,	6/21 at 100.00	D	2,790,000
	7/01/25 (4)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A, 4.102%, 7/01/36 (4)	7/23 at 100.00	D	951,250
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
360	3.988%, 7/01/22 (4)	6/21 at 100.00	D	335,250
710	3.988%, 7/01/23 (4)	6/21 at 100.00	D	661,187
375	5.250%, 7/01/33 (4)	6/21 at 100.00	D	348,750
5,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond	6/21 at 100.00	D	5,032,500
	Series 2010EE, 4.044%, 7/01/32 (4)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
74,000	0.000%, 7/01/46	7/28 at 41.38	N/R	23,479,460
86,600	0.000%, 7/01/51	7/28 at 30.01	N/R	19,916,268
1,000	4.750%, 7/01/53	7/28 at 100.00	N/R	1,112,400
6,000	5.000%, 7/01/58	7/28 at 100.00	N/R	6,774,360
4,500	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 3.180%, 7/01/35 (4)	6/21 at 100.00	D	3,611,250
217,764	Total Puerto Rico			98,166,542
	Rhode Island – 0.2% (0.2% of Total Investments)
18,260	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed	5/21 at 15.96	CCC–	2,961,772
	Bonds, Series 2007A, 0.000%, 6/01/52
	South Carolina – 2.6% (1.9% of Total Investments)
4,000	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement	6/21 at 100.00	N/R	840,000
	District, Series 2007A, 7.750%, 11/01/39 (4)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement	No Opt. Call	N/R	730,170
	District, Series 2007B, 7.700%, 11/01/21 (4)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 1,000	South Carolina Jobs Economic Development Authority, Educational Facilities Revenue	11/26 at 100.00	N/R	$ 1,013,950
	Bonds, Hoese Creek Academy Project, Series 2021A, 5.000%, 11/15/55, 144A
5,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	8/26 at 100.00	N/R (7)	6,106,800
	Custodial Receipts CR-086, 5.000%, 8/15/36 (Pre-refunded 8/15/26), 144A
400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	1/30 at 100.00	N/R	401,924
	Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/55, 144A
980	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	11/26 at 100.00	N/R	1,158,566
	Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A
4,215	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue	12/29 at 100.00	Baa3	4,788,746
	Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto	8/21 at 100.00	AA (7)	1,269,125
	Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured
3,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding	12/26 at 100.00	A–	3,610,830
	Series 2016B, 5.000%, 12/01/46 (UB) (6)
11,615	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	6/24 at 100.00	A–	13,046,897
	2014A, 5.000%, 12/01/49 (UB) (6)
34,937	Total South Carolina			32,967,008
	Tennessee – 2.5% (1.8% of Total Investments)
1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board,	7/27 at 100.00	N/R	1,006,960
	Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A,
	5.625%, 1/01/46
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities
	Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
11,095	5.000%, 7/01/40 (UB)	7/26 at 100.00	Aa1	13,294,140
5,240	5.000%, 7/01/46 (UB) (6)	7/26 at 100.00	Aa1	6,231,198
5,000	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue	6/27 at 100.00	N/R	2,750,000
	Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 7.500%,
	6/01/47, 144A (4), (8)
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B,	No Opt. Call	BBB	7,403,918
	5.625%, 9/01/26
915	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue	6/21 at 100.00	N/R	828,340
	Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46
29,274	Total Tennessee			31,514,556
	Texas – 3.5% (2.4% of Total Investments)
1,000	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Brooks	6/26 at 100.00	N/R	1,046,260
	Academies, Series 2021A, 5.000%, 1/15/51
500	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public	9/29 at 100.00	N/R	539,630
	Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.250%,
	9/01/49, 144A
995	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement	9/22 at 103.00	N/R	1,048,989
	District Phase 1 Project, Series 2014, 7.000%, 9/01/40
4,165	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A,	12/25 at 100.00	Aa2	4,872,300
	5.000%, 12/01/48 (UB) (6)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
365	6.625%, 9/01/31	9/23 at 100.00	N/R	407,909
1,000	6.375%, 9/01/42	9/23 at 100.00	N/R	1,101,800
165	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public	8/27 at 100.00	N/R	178,487
	Improvement District 1 Phase 2B, 2C & 3A1, Series 2019, 4.250%, 8/15/49, 144A
1,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy	11/22 at 100.00	Baa2	1,578,330
	Inc Project, Series 2012A RMKT, 4.750%, 5/01/38

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	6/21 at 100.00	B3	$ 1,001,320
	Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)
125	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5	9/29 at 100.00	N/R	137,519
	Improvement Area 1 Project, Series 2019, 4.375%, 9/01/49, 144A
775	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series	6/21 at 100.00	N/R	775,357
	2006A, 6.000%, 2/15/36
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines	7/21 at 100.00	B	1,015,370
	Inc – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (AMT)
500	Hutto, Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement	9/29 at 100.00	N/R	508,130
	Area 1 Project Series 2021, 4.000%, 9/01/56, 144A
3,165	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area	7/22 at 100.00	N/R (7)	3,432,031
	Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012,
	8.250%, 7/01/32 (Pre-refunded 7/01/22)
500	Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public Improvement District 1	9/31 at 100.00	N/R	510,630
	Phase 1A-1B Project, Series 2021, 4.000%, 9/15/50, 144A
1,170	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement	9/29 at 100.00	N/R	1,313,302
	District Improvement Area 2 Project, Series 2019, 4.250%, 9/15/39, 144A
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District
	Project, Series 2019:
300	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	336,765
500	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	559,900
1,965	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro	1/26 at 102.00	N/R	50,442
	Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (AMT), 144A (4), (8)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	N/R (7)	1,134,110
	Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus
	Christi Project, Series 2014A, 5.000%, 4/01/44 (Pre-refunded 4/01/24)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/26 at 100.00	N/R (7)	1,209,260
	Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, LLC – Texas A&M
	University – San Antonio Project,, 5.000%, 4/01/48 (Pre-refunded 4/01/26)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	N/R (7)	1,132,560
	Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project,
	Series 2014A, 5.000%, 4/01/44 (Pre-refunded 4/01/24)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing
	Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project,
	Series 2015A:
1,250	5.000%, 7/01/35	7/25 at 100.00	CCC	1,081,250
2,445	5.000%, 7/01/47	7/25 at 100.00	CCC	2,102,700
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, 19.841%, 9/01/41	9/21 at 100.00	N/R (7)	2,406,960
	(Pre-refunded 9/01/21), 144A (IF)
1,070	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Oak Point Public	9/30 at 100.00	N/R	1,120,022
	Improvement District 2 Project, Series 2020, 4.000%, 9/01/50, 144A
440	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility	1/22 at 103.00	N/R	456,042
	Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, 4.000%, 1/01/50 (AMT), 144A
205	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement	9/29 at 100.00	N/R	225,221
	District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A
185	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement	9/29 at 100.00	N/R	210,795
	District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.500%, 9/01/39, 144A
2,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue	12/21 at 100.00	N/R	1,325,000
	Bonds, Eden Home Inc, Series 2012, 4.293%, 12/15/32 (4)
160	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District	3/24 at 102.00	N/R	167,638
	North Improvement Area, Series 2016, 5.750%, 9/15/36
5,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds,	9/27 at 100.00	AA+	5,467,800
	Series 2018A, 4.250%, 9/01/48 (UB) (6)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 755	Texas Public Finance Authority Charter School Finance Corporation, Charter School	6/21 at 100.00	B–	$ 755,272
	Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34
2,030	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El	1/34 at 100.00	N/R	2,228,355
	Shaddai Village and St James Manor Apartments Project, Series 2016, 4.850%, 12/01/56, 144A
1,653	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2017,	12/25 at 100.00	N/R	1,772,479
	4.250%, 12/01/44
43,133	Total Texas			43,209,935
	Utah – 0.1% (0.1% of Total Investments)
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	1/25 at 102.00	N/R	1,029,490
	School Project, Series 2020A, 5.125%, 7/15/51, 144A
	Vermont – 0.3% (0.2% of Total Investments)
3,400	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of	6/26 at 100.00	A3	3,951,956
	Vermont Medical Center Project, Green Series 2016B, 5.000%, 12/01/46 (UB) (6)
	Virgin Islands – 0.8% (0.6% of Total Investments)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding
	Series 2014C:
1,000	5.000%, 10/01/30	10/24 at 100.00	N/R	955,550
5,000	5.000%, 10/01/39	10/24 at 100.00	N/R	4,629,900
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo	6/21 at 100.00	Caa3	1,008,140
	Project, Series 2009A, 6.750%, 10/01/37
3,270	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond	No Opt. Call	N/R	3,278,474
	Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A
10,270	Total Virgin Islands			9,872,064
	Virginia – 2.0% (1.4% of Total Investments)
762	Celebrate Virginia North Community Development Authority, Special Assessment Revenue	No Opt. Call	N/R	457,200
	Bonds, Series 2003B, 4.125%, 3/01/21 (4)
10,000	Industrial Development Authority of the City of Newport News, Virginia, Health System	7/27 at 100.00	N/R	11,202,300
	Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed	5/21 at 100.00	B–	1,005,550
	Bonds, Series 2007B1, 5.000%, 6/01/47
7,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds,	7/34 at 100.00	N/R	6,488,720
	Provident Resource Group – Rixey Student Housing Project, Series 2019A, 5.500%, 7/01/54, 144A
7,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds,	No Opt. Call	N/R	6,061,510
	Provident Resource Group – Rixey Student Housing Project, Series 2019B, 7.500%, 7/01/52, 144A
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
80	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB–	84,853
130	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB–	136,904
25,972	Total Virginia			25,437,037
	Washington – 2.0% (1.4% of Total Investments)
1,000	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie	12/25 at 100.00	N/R	1,109,570
	Valley Hospital, Series 2015A, 6.250%, 12/01/45
1,000	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing	6/21 at 100.00	N/R	1,001,180
	Revenue Bonds, Series 2007, 5.600%, 6/01/37 (AMT)
1,300	Port of Seattle Industrial Development Corporation, Washington, Special Facilities	4/23 at 100.00	BB	1,391,858
	Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)
195	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	5/21 at 100.00	N/R	196,948
	Series 2013, 5.750%, 4/01/43
3,065	Washington Economic Development Finance Authority, Environmental Facilities Revenue	1/28 at 100.00	N/R	2,298,750
	Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32 (AMT), 144A (4)

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 545	Washington Economic Development Finance Authority, Environmental Facilities Revenue	1/28 at 100.00	N/R	$ 408,750
	Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32 (AMT), 144A (4)
1,565	Washington Economic Development Finance Authority, Environmental Facilities Revenue	1/28 at 100.00	N/R	1,173,750
	Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32 (AMT), 144A
7,330	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/27 at 100.00	BBB–	8,015,575
	Center, Series 2017, 4.000%, 8/15/42 (UB)
8,525	Washington State Higher Education Facilities Authority Revenue Bonds, Gonzaga University	10/29 at 100.00	A2	8,837,185
	Project, Series 2019A, 3.000%, 4/01/49 (UB) (6)
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella	10/22 at 100.00	N/R (7)	1,090,480
	Project, Series 2012A, 6.750%, 10/01/47 (Pre-refunded 10/03/22), 144A
25,525	Total Washington			25,524,046
	West Virginia – 0.4% (0.3% of Total Investments)
1,348	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial	12/23 at 100.00	N/R	1,382,091
	Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44
1,125	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue,	6/27 at 100.00	N/R	1,222,627
	University Town Centre Economic Opportunity Development District, Refunding & Improvement
	Series 2017A, 5.750%, 6/01/43, 144A
1,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds,	12/27 at 103.00	N/R	1,035,240
	Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue	1/25 at 100.00	B	1,026,780
	Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (AMT) (Mandatory Put 7/01/25)
4,473	Total West Virginia			4,666,738
	Wisconsin – 5.6% (4.0% of Total Investments)
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue	12/27 at 100.00	N/R	2,063,960
	Bonds, Refunding Series 2017, 6.750%, 6/01/32
150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of	7/28 at 100.00	BB–	161,766
	Las Vegas, Series 2020A, 5.000%, 7/01/55, 144A
4,985	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina	6/26 at 100.00	N/R	5,108,927
	Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A
500	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Point College	6/27 at 103.00	N/R	524,980
	Preparatory, Series 2020A, 5.000%, 6/15/55, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$ 13	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	$ 373
11	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	321
11	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	310
10	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	289
10	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	279
13	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	349
13	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	338
13	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	319
12	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	305
12	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	295
632	0.000%, 7/01/56, 144A (4)	3/28 at 100.00	N/R	491,331
14	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	318
13	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	303
13	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	290
13	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	275
12	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	264
12	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	251
12	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	240
12	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	231
11	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	221
12	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	227
148	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	2,541
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, Second Tier Series 2018B:
24	0.000%, 1/01/46, 144A (4)	No Opt. Call	N/R	741
24	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	704
24	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	689
23	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	670
23	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	635
25	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	685
652	0.000%, 7/01/51, 144A (4)	3/28 at 100.00	N/R	448,623
25	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	655
25	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	635
25	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	614
24	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	593
24	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	576
24	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	557
23	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	537
23	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	524
23	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	504
23	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	484
23	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	469
22	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	453
22	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	442
22	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	425
22	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	399
281	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	4,838
4,700	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public	3/27 at 100.00	N/R	5,395,600
	Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A
1,500	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs	6/27 at 100.00	N/R	1,580,670
	Community School, Series 2020A, 6.250%, 6/15/40, 144A
2,000	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie	10/29 at 100.00	N/R	2,093,660
	College, Series 2019A, 5.875%, 10/01/54, 144A
830	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood	12/22 at 100.00	N/R (7)	908,360
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A, 6.250%, 12/01/42
	(Pre-refunded 12/01/22)

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 335	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	8/26 at 100.00	N/R	$ 336,873
	Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American
	Dream @ Meadowlands Project, Series 2017A:
1,665	6.250%, 8/01/27, 144A	No Opt. Call	N/R	1,810,554
1,000	6.750%, 8/01/31, 144A	No Opt. Call	N/R	1,118,400
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American
	Dream @ Meadowlands Project, Series 2017:
2,000	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	2,293,980
17,335	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	20,022,272
400	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park	No Opt. Call	N/R	263,604
	Development Project, Series 2019, 0.000%, 12/31/24, 144A
3,500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series	9/28 at 100.00	N/R	3,204,705
	2018A, 6.500%, 9/01/48
500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center,	10/27 at 100.00	N/R	513,275
	Senior Series 2017A, 7.000%, 10/01/47, 144A
	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center,
	Senior Series 2018A:
2,415	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	2,653,868
4,585	7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	5,037,402
1,060	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health	4/25 at 100.00	BB	1,199,146
	Sciences, Series 2015, 5.875%, 4/01/45
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care	6/25 at 104.00	N/R	1,034,830
	Retirement Community, Series 2020, 6.000%, 6/01/53, 144A
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of	6/22 at 104.00	N/R	1,039,510
	Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment
	Center, Series 2018A-1:
1,000	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	870,100
2,000	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	1,701,920
3,500	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	2,911,335
91	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic	12/28 at 100.00	N/R	45,647
	Medicine, Senior Series 2019A-1, 0.000%, 12/01/48, 144A (4)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Ascension Health Alliance Senior Credit Group, Series 2016A:
1,400	4.000%, 11/15/46 (Pre-refunded 5/15/26) (UB) (6)	5/26 at 100.00	N/R (7)	1,634,010
3,600	4.000%, 11/15/46 (UB)	5/26 at 100.00	AA+	3,997,332
67,499	Total Wisconsin			70,491,808
$ 1,973,285	Total Municipal Bonds (cost $1,617,560,959)			1,726,579,862

Shares	Description (1)				Value
	COMMON STOCKS – 2.1% (1.5% of Total Investments)
	Airlines – 0.4% (0.3% of Total Investments)
227,514	American Airlines Group Inc (9), (10)				$ 4,941,604
	Electric Utilities – 1.7% (1.2% of Total Investments)
750,823	Energy Harbor Corp (10), (11), (12)				21,633,463
	Total Common Stocks (cost $27,440,408)				26,575,067

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.7% (0.5% of Total Investments)
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$ 15,000	Mashantucket Western Pequot Tribe, Corporate High Yield Bond (cash 6.350%,	7.350%	7/01/26	N/R	$ 2,662,500
	PIK 1.000%) (4)
	Materials – 0.4% (0.3% of Total Investments)
5,000	United States Steel Corp	6.650%	6/01/37	Caa1	5,114,950
	Real Estate – 0.0% (0.0% of Total Investments)
300	Zilkha Biomass Selma LLC (4), (8)	5.000%	8/01/28	N/R	128,070
3,170	Zilkha Biomass Selma LLC (4), (8)	10.000%	8/01/38	N/R	32
3,470	Total Real Estate				128,102
$ 23,470	Total Corporate Bonds (cost $11,686,534)				7,905,552
	Total Long-Term Investments (cost $1,656,687,901)				1,761,060,481
	Floating Rate Obligations – (34.7)%				(434,618,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (20.5)% (13)				(256,636,154)
	Other Assets Less Liabilities – 14.4%				181,385,442
	Net Assets Applicable to Common Shares – 100%				$ 1,251,191,769

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 – Investment Valuation and Fair Value Measurements for more information.

(9)
On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)
Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.

(12)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 3 – Investment Valuation and Fair Value Measurements for more information.
(13)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 14.6%.
AMT	Alternative Minimum Tax.
IF
Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

PIK
Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.

WI/DD	Purchased on a when-issued or delayed delivery basis.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

See accompanying notes to financial statements.

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 154.9% (99.9% of Total Investments)

	MUNICIPAL BONDS – 151.5% (97.8% of Total Investments)

	Alabama – 7.0% (4.5% of Total Investments)
$ 500	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	No Opt. Call	Caa1	$ 631,870
	United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (AMT)
	(Mandatory Put 11/01/30)
43,450	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	10/29 at 100.00	Caa1	50,792,181
	United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)
	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone
	Bonds, Hunt Refining Project, Refunding Series 2019A:
500	4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	571,640
3,500	5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	4,074,805
47,950	Total Alabama			56,070,496
	Alaska – 0.9% (0.5% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed
	Bonds, Series 2006A:
1,510	5.000%, 6/01/32	5/21 at 100.00	B3	1,534,507
5,195	5.000%, 6/01/46	5/21 at 100.00	B3	5,260,301
6,705	Total Alaska			6,794,808
	Arizona – 4.3% (2.8% of Total Investments)
4,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/24 at 101.00	N/R	4,228,360
	Leman Academy of Excellence ? East Tucson & Central Tucson Projects, Series 2019A, 5.000%,
	7/01/49, 144A
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of
	Math & Science Projects, Series 2019:
1,860	5.000%, 7/01/49, 144A	7/29 at 100.00	BB	2,118,689
1,500	5.000%, 7/01/54, 144A	7/29 at 100.00	BB	1,701,660
340	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest	7/28 at 100.00	BB+	363,667
	Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/40, 144A
1,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds,	1/30 at 100.00	N/R	1,055,700
	Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds,
	Legacy Traditional Schools Projects, Taxable Series 2019B:
2,000	5.000%, 7/01/39, 144A	7/29 at 100.00	Ba2	2,328,360
5,355	5.000%, 7/01/49, 144A	7/29 at 100.00	Ba2	6,112,251
1,525	5.000%, 7/01/54, 144A	7/29 at 100.00	Ba2	1,734,733
315	Maricopa County Industrial Development Authority, Arizona, Educational Facilities	10/27 at 103.00	N/R	343,158
	Revenue Bonds, Ottawa University Projects, Series 2020, 5.500%, 10/01/51, 144A
600	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/25 at 100.00	BB	661,866
	Basis Schools, Inc Projects, Series 2016A, 5.000%, 7/01/35, 144A
280	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	9/30 at 100.00	Ba2	304,097
	Northwest Christian School Project, Series 2020A, 5.000%, 9/01/55, 144A
2,700	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities	2/24 at 100.00	B+	2,810,025
	Foundation, Inc Project, Series 2014, 5.375%, 2/01/41
3,540	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	6/22 at 100.00	N/R	3,600,853
	American Leadership Academy Project, Series 2017, 5.000%, 6/15/52, 144A
500	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	6/25 at 100.00	N/R	528,285
	American Leadership Academy Project, Series 2019, 5.000%, 6/15/52, 144A
1,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/26 at 103.00	N/R	1,101,230
	Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 50	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/26 at 100.00	N/R	$ 53,194
	Imagine East Mesa Charter Schools Project, Series 2019, 5.000%, 7/01/49, 144A
380	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	6/28 at 100.00	N/R	397,871
	Synergy Public Charter School Project, Series 2020, 5.250%, 6/15/50, 144A
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU
	Project, Series 2017A:
2,205	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	2,418,091
2,350	6.125%, 10/01/52, 144A	10/27 at 100.00	N/R	2,542,770
31,500	Total Arizona			34,404,860
	Arkansas – 3.7% (2.4% of Total Investments)
27,050	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/26 at 103.00	B–	29,583,773
	Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A
	California – 6.2% (4.0% of Total Investments)
2,500	California Community Housing Agency, California, Essential Housing Revenue Bonds,	2/30 at 100.00	N/R	2,865,275
	Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A
1,555	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 26.72	N/R	304,018
	Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55
1,530	California Enterprise Development Authority, Charter School Revenue Bonds, Norton	7/27 at 102.00	N/R	1,640,099
	Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A
4,000	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A,	10/27 at 103.00	N/R	4,183,960
	6.000%, 10/01/50
2,500	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines,	No Opt. Call	B+	2,882,725
	Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)
1,385	California Public Finance Authority, Charter School Lease Revenue Bonds, California	7/28 at 100.00	N/R	1,465,164
	Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A
	California School Finance Authority, California, Charter School Revenue Bonds, Encore
	Education Obligated Group, Series 2016A:
4,020	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	3,848,145
4,380	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	4,061,486
	California School Finance Authority, Charter School Revenue Bonds, Arts in Action
	Charter Schools – Obligated Group, Series 2020A:
1,410	5.000%, 6/01/50, 144A	6/27 at 100.00	N/R	1,545,811
700	5.000%, 6/01/59, 144A	6/27 at 100.00	N/R	763,791
1,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep	6/28 at 100.00	N/R	1,016,630
	Public Schools ? Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A
2,065	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB–	2,313,874
	Linda University Medical Center, Series 2014A, 5.500%, 12/01/54
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2016A:
1,480	5.000%, 12/01/41, 144A	6/26 at 100.00	BB–	1,670,076
10,090	5.250%, 12/01/56, 144A	6/26 at 100.00	BB–	11,373,347
1,095	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/28 at 100.00	BB–	1,298,122
	Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A
	California Statewide Community Development Authority, Revenue Bonds, Daughters of
	Charity Health System, Series 2005A:
1,045	5.750%, 7/01/24 (4)	6/21 at 100.00	N/R	992,521
13	5.750%, 7/01/30 (4)	6/21 at 100.00	N/R	12,564
501	5.750%, 7/01/35 (4)	6/21 at 100.00	N/R	475,845
820	California Statewide Community Development Authority, Revenue Bonds, Daughters of	6/21 at 100.00	N/R	778,941
	Charity Health System, Series 2005G, 5.500%, 7/01/22 (4)
373	California Statewide Community Development Authority, Revenue Bonds, Daughters of	6/21 at 100.00	N/R	354,921
	Charity Health System, Series 2005H, 5.750%, 7/01/25 (4)
25,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/21 at 21.42	N/R	5,344,500
	Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46
67,462	Total California			49,191,815

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 9.0% (5.8% of Total Investments)
$ 1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General	6/24 at 103.00	N/R	$ 1,097,240
	Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General	6/24 at 79.97	N/R	679,830
	Obligation Limited Tax Bonds, Subordinate Convertible to Senior Capital Appreciation Series
	2019B, 7.500%, 12/01/49
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds	10/27 at 100.00	N/R	525,800
	World Compass Academy Project, Series 2017, 5.375%, 10/01/37
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,
	Loveland Classical Schools Project, Series 2016:
530	3.750%, 7/01/26, 144A	No Opt. Call	BB	550,903
500	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	551,460
10,170	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain	10/27 at 100.00	Ba1	11,130,150
	Classical Academy Project, Refunding Series 2019, 5.000%, 10/01/59, 144A
12,485	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	13,246,086
	Series 2019A-2, 3.250%, 8/01/49
1,000	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales	12/24 at 103.00	N/R	1,062,740
	Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39
14,000	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation	3/25 at 93.28	N/R	11,000,080
	Bonds, Convertible Capital Appreciation Series 2020A-2, 0.000%, 12/01/49 (5)
5,500	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation	3/25 at 103.00	N/R	5,994,230
	Bonds, Series 2020A-1, 5.000%, 12/01/49
1,075	Indy Oak Tod Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax	6/25 at 103.00	N/R	1,188,735
	General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.500%, 12/01/50, 144A
500	Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax	12/24 at 103.00	N/R	533,530
	General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/49
500	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/25 at 100.00	N/R	528,925
	Refunding Series 2016, 4.000%, 12/01/26
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General	12/25 at 103.00	N/R	1,109,790
	Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
515	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax	3/25 at 103.00	N/R	557,637
	General Obligation Bonds, Series 2020, 5.125%, 12/01/49
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds,
	Series 2019:
5,000	5.000%, 12/01/39	12/24 at 103.00	N/R	5,487,550
5,000	5.000%, 12/01/49	12/24 at 103.00	N/R	5,439,050
1,000	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation	12/24 at 103.00	N/R	1,047,310
	Limited Tax Bonds, Subordinate Series 2019, 7.250%, 12/15/49
705	Penrith Park Metropolitan District, Adams County, Colorado, General Obligation Limited	12/24 at 103.00	N/R	759,200
	Tax Bonds, Series 2019A, 5.000%, 12/01/49
1,200	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported	12/24 at 102.00	N/R	1,326,972
	District 1 Revenue Bonds, Senior Series 2019A, 5.000%, 12/01/49
880	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported	12/24 at 102.00	N/R	1,015,942
	District 1 Revenue Bonds, Subordinate Series 2019B, 7.625%, 12/15/49
500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General	12/24 at 103.00	N/R	542,480
	Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 5.000%, 12/01/49
760	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation	12/25 at 103.00	N/R	833,690
	Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A, 5.250%, 12/01/51
	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019:
1,400	5.000%, 12/01/39	9/24 at 103.00	N/R	1,528,296
2,125	5.000%, 12/01/49	9/24 at 103.00	N/R	2,289,326
1,000	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax	12/24 at 103.00	N/R	1,076,110
	General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,000	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax	9/24 at 103.00	N/R	$ 1,077,000
	General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49
70,845	Total Colorado			72,180,062
	Connecticut – 0.1% (0.1% of Total Investments)
12,252	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate	No Opt. Call	N/R	1,041,459
	Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (4)
	District of Columbia – 2.6% (1.7% of Total Investments)
87,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	6/21 at 21.42	N/R	18,547,530
	Bonds, Series 2006A, 0.000%, 6/15/46
2,000	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc, Series 2019A,	5/30 at 100.00	N/R	2,008,520
	5.250%, 5/15/55, 144A
89,000	Total District of Columbia			20,556,050
	Florida – 18.4% (11.9% of Total Investments)
	Academical Village Community Development District, Davie, Florida, Special Assessment
	Revenue Bonds, Series 2020:
2,000	3.625%, 5/01/40	5/30 at 100.00	N/R	2,083,820
1,000	4.000%, 5/01/51	5/30 at 100.00	N/R	1,047,470
	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care
	Inc Project, Series 2015:
4,370	5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	4,665,237
2,500	6.000%, 7/01/45, 144A	7/25 at 100.00	N/R	2,668,900
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin
	Academy Projects, Series 2020:
140	5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	154,690
100	5.000%, 12/15/50, 144A	7/26 at 100.00	N/R	108,301
100	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at	12/30 at 100.00	Ba1	113,639
	Land O’Lakes Project, Series 2020A, 5.000%, 12/15/49, 144A
1,950	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove	1/29 at 100.00	N/R	2,188,992
	Classical Academy, Series 2019A, 5.125%, 7/01/39, 144A
1,000	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center,	6/28 at 100.00	N/R	380,000
	Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (4), (6)
1,000	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens Senior Living Community	4/22 at 103.00	N/R	528,190
	Project, Series 2015A, 7.000%, 4/01/49 (4)
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior
	Housing, Inc Project, Series 2017:
1,490	5.625%, 8/01/37, 144A	8/24 at 103.00	N/R	1,347,750
3,735	5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	3,225,135
170	Cypress Preserve Community Development District, Pasco County, Florida, Special	11/29 at 100.00	N/R	178,146
	Assessment Bonds, Assessment Area 2, Series 2019, 4.125%, 11/01/50
	Epperson North Community Development District, Florida, Capital Improvement Revenue
	Bonds, Assessment Area 1, Series 2018A-1:
1,000	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	1,164,180
1,000	5.750%, 11/01/49, 144A	11/29 at 100.00	N/R	1,165,750
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami
	Arts Charter School Projects, Series 2014:
165	5.000%, 6/15/24, 144A	No Opt. Call	N/R	162,012
2,500	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	2,381,275
5,795	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	5,295,703
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin
	Academies of Pasco County Inc, Series 2020A:
2,435	5.000%, 1/01/40, 144A	1/27 at 100.00	N/R	2,602,844
500	5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	528,960
3,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	6/23 at 100.00	N/R	3,358,410
	Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,575	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest	6/27 at 100.00	N/R	$ 1,703,457
	Charter Foundation Inc Projects, Series 2017A, 6.000%, 6/15/37, 144A
18,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue	1/24 at 107.00	N/R	18,720,000
	Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A
	Florida Development Finance Corporation, Florida, Surface Transportation Facility
	Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
7,535	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	6/21 at 103.00	N/R	7,566,948
3,200	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	6/21 at 104.00	N/R	3,208,928
40,225	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	6/21 at 104.00	N/R	40,274,879
7,000	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus	12/23 at 105.00	N/R	6,860,000
	Properties LLC Project, Series 2019, 6.875%, 12/01/38, 144A (4)
	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue
	Bonds, JetBlue Airways Corporation, Series 2013:
2,500	5.000%, 11/15/26 (AMT)	5/23 at 100.00	N/R	2,664,700
1,740	5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	1,843,704
1,475	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee	6/21 at 100.00	BB–	1,476,888
	County Community Charter Schools, Series 2007A, 5.250%, 6/15/27
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue
	Bonds, Preserve Project, Series 2017A:
1,000	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	1,040,620
1,100	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	1,142,438
1,300	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	1,332,812
690	LT Ranch Community Development District, Sarasota County, Florida, Capital Improvement	5/30 at 100.00	N/R	732,483
	Revenue Bonds, Series 2019, 4.000%, 5/01/40
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami
	Jewish Health System Inc Project, Series 2017:
1,260	5.000%, 7/01/26	No Opt. Call	BB+	1,251,445
1,000	5.000%, 7/01/27	No Opt. Call	BB+	989,500
1,410	Miami World Center Community Development District, Miami-Dade County, Florida, Special	11/27 at 100.00	N/R	1,574,082
	Assessment Bonds, Series 2017, 5.125%, 11/01/39
4,935	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds,	5/28 at 100.00	N/R	5,537,317
	Area C, Series 2017, 5.000%, 5/01/38
500	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &	10/29 at 40.38	BBB–	156,330
	Improvement Capital Appreciation Series 2019A-2, 0.000%, 10/01/54
100	Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds,	5/30 at 100.00	N/R	105,274
	Refunding Series 2020, 3.875%, 5/01/40
125	Portico Community Development District, Lee County, Florida, Special Assessment,	5/30 at 100.00	N/R	128,901
	Refunding Improvement Series 2020-1, 3.500%, 5/01/37
	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue
	Bonds, Legacy Pointe At UCF Project, Series 2019A:
3,970	5.500%, 11/15/49	11/26 at 103.00	N/R	3,874,998
2,440	5.750%, 11/15/54	11/26 at 103.00	N/R	2,444,807
2,550	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds,	5/29 at 100.00	N/R	2,754,765
	Series 2019A-1, 4.750%, 5/01/50
1,005	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	1,075,712
	Series 2019A-2, 4.750%, 5/01/29
1,785	Twin Creeks North Community Development District, Florida, Special Assessment Bonds,	11/31 at 100.00	N/R	2,078,686
	Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47
500	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of	No Opt. Call	N/R	522,755
	Development 1, Series 2017, 4.000%, 5/01/27
900	Westside Community Development District, Florida, Special Assessment Revenue Bonds,	5/29 at 100.00	N/R	967,491
	Refunding Series 2019, 4.125%, 5/01/38, 144A
145,770	Total Florida			147,379,324

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia – 2.3% (1.5% of Total Investments)
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds,
	Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
$ 1,250	6.500%, 1/01/29	1/28 at 100.00	N/R	$ 810,000
7,030	6.750%, 1/01/35	1/28 at 100.00	N/R	4,536,037
18,430	7.000%, 1/01/40	1/28 at 100.00	N/R	11,905,780
441	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association,	No Opt. Call	Baa2	496,288
	Series 1998A, 4.750%, 6/01/28 – NPFG Insured
850	White County Development Authority, Georgia, Revenue Bonds Truett McConnell University,	10/26 at 103.00	N/R	896,555
	Series 2019, 5.125%, 10/01/39
28,001	Total Georgia			18,644,660
	Guam – 0.6% (0.4% of Total Investments)
4,150	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	BB–	4,643,310
	Hawaii – 0.7% (0.4% of Total Investments)
1,150	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade	1/25 at 100.00	Ba3	1,171,747
	University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A
4,090	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental	6/21 at 100.00	B+	4,104,683
	Airlines Inc, Series 1997, 5.625%, 11/15/27 (AMT)
5,240	Total Hawaii			5,276,430
	Illinois – 18.2% (11.8% of Total Investments)
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
7,075	5.250%, 1/01/35	6/21 at 100.00	Ba1	7,090,989
2,500	5.000%, 1/01/40	6/21 at 100.00	Ba1	2,504,825
2,800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB–	3,157,840
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
4,485	5.000%, 1/01/44	1/29 at 100.00	BBB–	5,286,021
9,475	5.500%, 1/01/49	1/29 at 100.00	BBB–	11,431,493
3,965	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	4,415,226
345	Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds, Evergreen Plaza	12/29 at 100.00	N/R	345,410
	Development Project, Senior Lien Series 2019A, 4.375%, 12/01/36, 144A
11,850	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series	5/24 at 103.00	N/R	11,685,048
	2017, 5.250%, 5/15/54
5,000	Illinois Finance Authority, Student Housing Revenue Bonds, CHF-Collegiate Housing	7/25 at 100.00	B–	4,416,000
	Foundation – Cook LLC Northeastern Illinois University Project, Series 2015A, 5.000%, 7/01/47
1,000	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/34	6/26 at 100.00	BBB–	1,095,780
4,840	Illinois State, General Obligation Bonds, May Series 2018A, 5.000%, 5/01/32	5/28 at 100.00	BBB–	5,824,843
890	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB–	1,135,925
	Illinois State, General Obligation Bonds, November Series 2017D:
4,600	5.000%, 11/01/28	11/27 at 100.00	BBB–	5,529,246
10,000	5.000%, 11/01/28 (UB) (7)	11/27 at 100.00	BBB–	12,020,100
	Illinois State, General Obligation Bonds, November Series 2019C:
15,000	4.000%, 11/01/43	11/29 at 100.00	BBB–	16,753,800
4,000	4.000%, 11/01/44	11/29 at 100.00	BBB–	4,457,320
3,700	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BB+	3,838,676
	Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Refunding Series 2012B:
3,135	0.000%, 12/15/50	No Opt. Call	BB+	1,179,983
2,500	0.000%, 12/15/51	No Opt. Call	BB+	907,600
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Refunding Series 2020A:
6,025	4.000%, 6/15/50	12/29 at 100.00	BB+	6,766,015
7,935	5.000%, 6/15/50	12/29 at 100.00	BB+	9,545,408

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Series 2017A:
$ 22,000	0.000%, 12/15/56 – BAM Insured	No Opt. Call	AA	$ 7,562,500
22,500	0.000%, 12/15/56 – AGM Insured	No Opt. Call	A2	7,734,375
4,565	5.000%, 6/15/57	12/27 at 100.00	BB+	5,378,392
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	No Opt. Call	BB+	3,437,500
	Bonds, Series 2017B, 0.000%, 12/15/56 – AGM Insured
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment	1/26 at 100.00	N/R	512,480
	Project, Senior Lien Series 2019, 5.000%, 1/01/39
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Second
	Lien Series 2020A:
150	4.000%, 1/01/38	1/30 at 100.00	AA–	174,324
120	4.000%, 1/01/39	1/30 at 100.00	AA–	139,094
1,000	Yorkville United City Business District, Illinois, Storm Water and Water Improvement	5/21 at 100.00	N/R	410,000
	Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)
935	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball &	6/21 at 100.00	N/R	936,113
	Beecher, Series 2007, 5.750%, 3/01/28
172,890	Total Illinois			145,672,326
	Indiana – 0.8% (0.5% of Total Investments)
140	Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at the Wigwam	1/27 at 102.00	N/R	145,189
	Project, Series 2020A, 5.375%, 1/01/40
3,105	Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham College,	10/23 at 100.00	N/R	3,265,901
	Refunding Series 2013, 5.000%, 10/01/32
500	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	11/30 at 100.00	Caa1	624,765
	Corporation Project, Series 2020, 6.750%, 5/01/39 (AMT)
2,325	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series	1/24 at 100.00	N/R	2,616,671
	2013, 7.000%, 1/01/44 (AMT)
6,070	Total Indiana			6,652,526
	Iowa – 2.0% (1.3% of Total Investments)
8,540	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project,	8/22 at 100.00	Ba2	8,828,481
	Series 2012, 4.750%, 8/01/42
1,320	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	B+	1,447,010
	Company Project, Series 2013, 5.250%, 12/01/25
4,125	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 103.00	BB–	4,483,628
	Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)
750	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 105.00	BB–	829,223
	Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)
14,735	Total Iowa			15,588,342
	Kansas – 0.4% (0.3% of Total Investments)
1,800	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak	6/21 at 100.00	BBB	1,800,792
	Park Mall Project, Series 2010, 5.900%, 4/01/32
1,365	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation	9/25 at 100.00	N/R	1,379,005
	Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32
3,165	Total Kansas			3,179,797
	Louisiana – 1.7% (1.1% of Total Investments)
7,005	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/29 at 100.00	N/R	7,296,969
	Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A
260	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles College Prep	6/27 at 100.00	N/R	269,209
	Project, Series 2019A, 5.000%, 6/01/58, 144A

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 200	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008,	No Opt. Call	BB–	$ 254,402
	6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A
1,235	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010,	6/30 at 100.00	BB–	1,595,632
	6.350%, 7/01/40, 144A
800	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series	6/30 at 100.00	BB–	1,033,608
	2010A, 6.350%, 10/01/40, 144A
695	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series	No Opt. Call	BB–	884,047
	2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A
1,085	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011,	No Opt. Call	BB–	1,238,528
	5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A
975	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation	No Opt. Call	BBB–	996,362
	Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)
12,255	Total Louisiana			13,568,757
	Maryland – 0.9% (0.6% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,480	5.000%, 9/01/24	No Opt. Call	CCC	1,537,276
1,000	5.000%, 9/01/39	9/27 at 100.00	CCC	1,049,640
680	5.000%, 9/01/46	9/27 at 100.00	CCC	714,197
2,000	Maryland Economic Development Corporation, Private Activity Revenue Bonds FCP, Purple	11/21 at 100.00	B–	2,050,300
	Line Light Rail Project, Green Bonds, Series 2016B, 5.000%, 9/30/26 (AMT)
2,000	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple	11/21 at 100.00	B–	2,050,300
	Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)
7,160	Total Maryland			7,401,713
	Massachusetts – 1.9% (1.2% of Total Investments)
1,620	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019, 5.000%, 6/15/54	6/26 at 100.00	N/R	1,764,472
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue,
	Series 2017:
1,000	5.000%, 7/01/37	7/27 at 100.00	B	968,320
3,900	5.000%, 7/01/42	7/27 at 100.00	B	3,712,917
9,500	5.000%, 7/01/47	7/27 at 100.00	B	8,946,910
16,020	Total Massachusetts			15,392,619
	Michigan – 0.5% (0.3% of Total Investments)
40	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding	11/27 at 102.00	BB	43,924
	Series 2019, 5.000%, 11/01/44
74,130	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue	6/33 at 11.41	N/R	3,752,461
	Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58
74,170	Total Michigan			3,796,385
	Minnesota – 0.7% (0.5% of Total Investments)
500	Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project,	7/26 at 102.00	N/R	538,275
	Series 2018A, 5.000%, 7/01/53
1,300	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy	7/25 at 100.00	N/R	1,393,483
	Project, Series 2015A, 5.750%, 7/01/46
2,440	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project,	7/27 at 102.00	N/R	2,605,651
	Series 2019A, 5.000%, 7/01/54
130	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the	12/27 at 100.00	N/R	138,922
	Arts Project, Series 2019A, 5.250%, 12/01/52, 144A
30	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep	7/30 at 100.00	N/R	32,907
	Project, Series 2020A, 5.000%, 7/01/40
1,000	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services	3/25 at 101.00	N/R	898,200
	Project, Refunding Series 2020, 3.950%, 3/01/50
5,400	Total Minnesota			5,607,438

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri – 0.0% (0.0% of Total Investments)
$ 315	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series	8/26 at 100.00	Ba1	$ 325,590
	2016, 4.000%, 8/01/38
	Nevada – 3.3% (2.1% of Total Investments)
9,385	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue	8/28 at 100.00	N/R	9,658,385
	Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 6.950%, 2/15/38 (AMT), 144A
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement	2/31 at 100.00	N/R	2,022,520
	Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
	Director of Nevada State Department of Business & Industry, Environmental Improvement
	Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
2,400	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	2,429,640
340	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	336,508
2,750	Director of Nevada State Department of Business & Industry, Environmental Improvement	8/29 at 100.00	N/R	2,556,758
	Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38 (AMT), 144A
56,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds,	7/38 at 31.26	N/R	9,140,320
	ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A
72,875	Total Nevada			26,144,131
	New Hampshire – 0.1% (0.0% of Total Investments)
470	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta	7/23 at 100.00	B	493,091
	Project, Refunding Series 2018C, 4.875%, 11/01/42 (AMT), 144A
	New Jersey – 4.1% (2.6% of Total Investments)
4,000	New Jersey Economic Development Authority Revenue Bonds, Black Horse EHT Urban Renewal	10/27 at 102.00	N/R	4,018,880
	LLC Project, Series 2019A, 5.000%, 10/01/39, 144A
1,500	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	1,516,245
	Series 2014, 5.000%, 1/01/34
5,475	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal	1/28 at 102.00	N/R	5,480,749
	LLC Project, Series 2020, 5.000%, 1/01/40, 144A
7,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 100.00	B	7,802,400
	Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)
2,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	8/22 at 101.00	B+	2,653,675
	Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	BBB	9,059,400
	2009A, 0.000%, 12/15/39 (UB) (7)
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate
	Series 2017B:
1,260	5.000%, 1/01/37 (AMT)	1/28 at 100.00	Baa1	1,482,680
500	5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	582,345
37,735	Total New Jersey			32,596,374
	New Mexico – 1.4% (0.9% of Total Investments)
9,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian	8/29 at 100.00	Aa3	9,994,665
	Healthcare Services, Series 2019A, 3.000%, 8/01/48
825	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross	11/23 at 103.00	N/R	844,082
	Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
10,325	Total New Mexico			10,838,747
	New York – 12.0% (7.7% of Total Investments)
950	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College	11/24 at 100.00	BB	1,037,495
	of New York, Series 2014, 5.250%, 11/01/34
1,140	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of	9/25 at 100.00	N/R	1,264,499
	Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
2,910	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter	12/30 at 100.00	N/R	2,970,644
	School, Series 2020A-1, 5.500%, 6/01/55, 144A

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 1,590	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter	12/30 at 100.00	N/R	$ 1,654,999
	School, Series 2020C-1, 5.000%, 6/01/55, 144A
450	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group,	8/28 at 100.00	Baa3	508,590
	Series 2018A, 4.000%, 8/01/38
36,150	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	6/21 at 5.35	N/R	1,714,233
	Asset-Backed Bonds, Series 2006A, 0.000%, 6/01/60, 144A
650	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The	2/30 at 100.00	N/R	754,592
	Academy Charter School Project, Series 2020A, 5.730%, 2/01/50
1,570	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	5/30 at 100.00	BBB+	1,952,688
	Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	11/23 at 100.00	BBB+	5,501,250
	2014A-1, 5.250%, 11/15/39 (UB) (7)
5,900	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 4.000%, 8/01/39 (UB) (7)	8/30 at 100.00	AA–	6,974,036
12,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	13,682,500
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade
	Center Project, Class 2 Series 2014:
3,235	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	3,615,824
6,960	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	7,769,378
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,
	American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
2,410	5.000%, 8/01/21 (AMT)	No Opt. Call	B–	2,436,679
8,170	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B–	8,256,275
3,000	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B–	3,030,600
875	New York Transportation Development Corporation, New York, Special Facility Revenue	8/30 at 100.00	B–	1,082,209
	Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020,
	5.375%, 8/01/36 (AMT)
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta
	Air Lines, Inc – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
2,450	5.000%, 10/01/40 (AMT)	10/30 at 100.00	BB+	3,076,171
2,775	4.375%, 10/01/45 (AMT)	10/30 at 100.00	BB+	3,252,411
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel
	Center Project, Refunding Series 2016A:
2,950	5.000%, 1/01/32 (AMT)	1/26 at 100.00	B3	2,968,054
3,000	5.000%, 1/01/33 (AMT)	1/26 at 100.00	B3	3,015,870
2,500	5.000%, 1/01/35 (AMT)	1/26 at 100.00	B3	2,506,000
2,775	5.000%, 1/01/36 (AMT)	1/26 at 100.00	B3	2,779,357
12,700	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	13,784,707
122,610	Total New York			95,589,061
	Ohio – 9.6% (6.2% of Total Investments)
89,235	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 22.36	N/R	13,929,583
	Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2,
	0.000%, 6/01/57
325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	334,116
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48
16,325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	18,352,075
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center
	Project, Liberty Community Authority, Series 2014C:
535	5.000%, 12/01/24	12/22 at 100.00	N/R	545,909
1,000	5.750%, 12/01/34	12/22 at 100.00	N/R	1,011,780
1,000	6.000%, 12/01/43	12/22 at 100.00	N/R	1,011,900

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 7,610	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc Project, Series	6/21 at 100.00	B	$ 7,635,950
	1998, 5.375%, 9/15/27 (AMT)
	Evans Farm New Community Authority, Ohio, Community Development Charge Revenue Bonds,
	Evans Farm Mixed-Use Project, Series 2020:
2,170	3.750%, 12/01/38	6/29 at 100.00	N/R	2,240,156
140	4.000%, 12/01/46	6/29 at 100.00	N/R	143,538
5,000	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds,	12/29 at 100.00	BBB–	5,801,500
	Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51
940	Hilliard Hickory Chase Community Authority, Ohio, Infrastructure Improvement Revenue	12/29 at 100.00	N/R	1,014,345
	Bonds, Hickory Chase Project, Senior Series 2019A, 5.000%, 12/01/40, 144A
5,020	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	N/R	6,275
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (4)
14,950	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG	7/29 at 100.00	B–	16,562,357
	Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A
2,085	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	2,606
	FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (4)
4,140	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	5,175
	FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)
2,895	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	N/R	2,980,402
	Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory
	Put 6/01/22)
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding	2/22 at 100.00	CCC	2,045,400
	Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)
2,470	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	N/R	3,088
	Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (4)
2,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	2,500
	Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33 (4)
2,510	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	3,138
	Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (4)
2,015	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	2,074,443
	Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment	11/30 at 100.00	N/R	1,013,920
	Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood,
	Senior Lien Series 2019A, 5.000%, 11/01/51
165,365	Total Ohio			76,720,156
	Oklahoma – 0.9% (0.6% of Total Investments)
2,475	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding	6/23 at 100.00	N/R	2,661,491
	Series 2000B, 5.500%, 6/01/35 (AMT)
860	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding	6/23 at 100.00	N/R	924,801
	Series 2001B, 5.500%, 12/01/35 (AMT)
3,475	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding	6/25 at 100.00	B–	3,885,120
	Series 2015, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/25)
6,810	Total Oklahoma			7,471,412
	Oregon – 0.0% (0.0% of Total Investments)
100	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series	6/27 at 102.00	N/R	107,564
	2019A, 5.000%, 6/15/49, 144A
	Pennsylvania – 7.0% (4.5% of Total Investments)
600	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental	12/21 at 100.00	Caa1	616,512
	Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011,
	6.750%, 12/01/27

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,125	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental	8/22 at 100.00	Caa1	$ 1,165,444
	Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%,
	8/01/42 (AMT)
	Allegheny County Industrial Development Authority, Pennsylvania, Environmental
	Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019:
5,970	4.875%, 11/01/24	No Opt. Call	Caa1	6,512,255
6,995	5.125%, 5/01/30	No Opt. Call	Caa1	8,093,145
355	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/31 at 100.00	N/R	442,657
	Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue
	Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
3,300	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	3,398,076
560	3.500%, 4/01/41 (4)	No Opt. Call	N/R	700
1,440	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	1,800
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)
1,025	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	1,281
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (4)
5,355	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	6,694
	Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)
1,555	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	4/31 at 100.00	N/R	1,634,336
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory
	Put 4/01/21)
2,565	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University	10/29 at 100.00	BB+	2,746,525
	Project, Series 2020, 5.000%, 10/01/49
3,100	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital &	5/22 at 100.00	B+	3,107,874
	Medical Center Project, Series 2012A, 5.000%, 11/01/44
1,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	12/25 at 100.00	N/R	1,038,850
	Simpson Senior Services Project, Series 2015A, 5.000%, 12/01/30
	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium
	Charter School Project, Series 2017A:
1,870	5.125%, 10/15/37	4/27 at 100.00	BB	2,108,818
3,250	5.250%, 10/15/47	4/27 at 100.00	BB	3,626,772
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania
	Obligated Group, Refunding Series 2019:
2,160	5.000%, 1/01/39	1/25 at 104.00	N/R	2,382,005
1,240	5.000%, 1/01/45	1/25 at 104.00	N/R	1,357,391
3,555	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of	10/28 at 100.00	BB	3,769,402
	Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	6/30 at 100.00	N/R	1,850,290
	KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	6/30 at 100.00	N/R	1,850,290
	KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A
9,220	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue	9/25 at 100.00	CCC+	8,340,043
	Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
1,025	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the	11/25 at 100.00	BBB	1,192,372
	Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/27
545	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana	12/27 at 100.00	N/R	582,752
	Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A
61,250	Total Pennsylvania			55,826,284
	Puerto Rico – 12.3% (8.0% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series	7/30 at 100.00	N/R	2,927,750
	2020A, 5.000%, 7/01/47, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
$ 405	5.000%, 7/01/21	No Opt. Call	CCC	$ 408,609
2,415	5.000%, 7/01/33	7/22 at 100.00	CCC	2,548,767
2,085	6.000%, 7/01/47	7/22 at 100.00	CCC	2,225,195
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
2,070	3.957%, 7/01/29 (4)	7/22 at 100.00	D	1,919,925
3,170	3.957%, 7/01/42 (4)	7/22 at 100.00	D	2,940,175
1,000	3.961%, 7/01/42 (4)	7/22 at 100.00	D	927,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
130	3.957%, 7/01/21 (4)	6/21 at 100.00	D	120,575
3,750	3.957%, 7/01/26 (4)	6/21 at 100.00	D	3,478,125
310	3.957%, 7/01/32 (4)	6/21 at 100.00	D	287,525
1,860	3.957%, 7/01/37 (4)	6/21 at 100.00	D	1,725,150
1,750	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%,	No Opt. Call	D	1,958,635
	7/01/32 – NPFG Insured
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
1,124	3.978%, 7/01/28 (4)	6/21 at 100.00	D	1,045,320
468	3.978%, 7/01/29 (4)	6/21 at 100.00	D	435,240
346	3.978%, 7/01/31 (4)	6/21 at 100.00	D	321,780
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
2,995	3.957%, 7/01/28 (4)	6/21 at 100.00	D	2,777,863
500	3.978%, 7/01/28 (4)	6/21 at 100.00	D	465,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
100	3.978%, 7/01/27 (4)	6/21 at 100.00	D	93,000
4,000	3.978%, 7/01/35 (4)	6/21 at 100.00	D	3,720,000
400	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 3.978%,	6/21 at 100.00	D	372,000
	7/01/24 (4)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
5,000	4.123%, 7/01/33 (4)	7/23 at 100.00	D	4,768,750
10,000	4.102%, 7/01/36 (4)	7/23 at 100.00	D	9,512,500
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016A-4-RSA-1,	No Opt. Call	N/R	980,000
	4.371%, 7/01/21 (4)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
190	3.988%, 7/01/22 (4)	6/21 at 100.00	D	176,938
373	3.988%, 7/01/23 (4)	6/21 at 100.00	D	347,356
25	5.250%, 7/01/33 (4)	6/21 at 100.00	D	23,250
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	A3	3,693,360
	5.250%, 7/01/36 – AGC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured
	2018A-1:
22,095	0.000%, 7/01/46	7/28 at 41.38	N/R	7,010,537
49,583	0.000%, 7/01/51	7/28 at 30.01	N/R	11,402,946
– (8)	5.000%, 7/01/58	7/28 at 100.00	N/R	88
36,865	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 3.180%, 7/01/35 (4)	6/21 at 100.00	D	29,584,162
500	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/24	6/21 at 100.00	C	492,500
160,009	Total Puerto Rico			98,690,521
	South Carolina – 0.1% (0.1% of Total Investments)
430	Berkeley County, South Carolina, Special Assessment Revenue Bonds, Nexton Improvement	11/29 at 100.00	N/R	479,145
	District, Series 2019, 4.375%, 11/01/49
400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	1/30 at 100.00	N/R	401,924
	Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/55, 144A
830	Total South Carolina			881,069

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee – 1.0% (0.6% of Total Investments)
$ 1,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle	No Opt. Call	N/R	$ 586,120
	Project, Capital Appreciation Series 2016B, 0.000%, 12/01/31, 144A
4,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle	12/26 at 100.00	N/R	3,981,720
	Project, Series 2016A, 5.125%, 12/01/42, 144A
2,000	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds,	11/24 at 100.00	N/R	1,400,000
	Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25, 144A (4), (6)
1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board,	7/27 at 100.00	N/R	1,006,960
	Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
1,500	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue	No Opt. Call	N/R	825,000
	Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 6.500%,
	6/01/27, 144A (4), (6)
9,500	Total Tennessee			7,799,800
	Texas – 2.3% (1.5% of Total Investments)
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds,
	Refunding First Tier Series 2017A:
500	5.000%, 1/01/31	1/27 at 100.00	BB+	559,290
500	5.000%, 1/01/32	1/27 at 100.00	BB+	557,210
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds,
	Refunding Second Tier Series 2017B:
540	5.000%, 1/01/25	No Opt. Call	B	561,524
475	5.000%, 1/01/29	1/27 at 100.00	B	485,564
850	5.000%, 1/01/34	1/27 at 100.00	B	852,227
4,665	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines	7/21 at 100.00	B	4,738,707
	Inc – Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (AMT)
650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc	7/24 at 100.00	B	710,807
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)
250	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District	9/26 at 100.00	N/R	260,848
	Southern Improvement Area Project, Series 2017, 4.750%, 9/01/37, 144A
200	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major	9/30 at 100.00	N/R	222,894
	Improvement Area Project, Series 2020, 4.625%, 9/15/49, 144A
520	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue	8/24 at 100.00	N/R	544,081
	Bonds, Beta Academy, Series 2019A, 5.000%, 8/15/49, 144A
625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/26 at 100.00	N/R	757,469
	Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus
	Christi Project, Series 2016A, 5.000%, 4/01/48 (Pre-refunded 4/01/26)
400	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	N/R	453,024
	Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project,
	Series 2014A, 5.000%, 4/01/29 (Pre-refunded 4/01/24)
2,100	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	No Opt. Call	CCC	2,076,753
	Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series
	2015B, 4.375%, 7/01/21
110	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public	9/30 at 100.00	N/R	120,098
	Improvement District Zone B Project, Series 2019, 5.375%, 9/01/50, 144A
145	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public	9/27 at 100.00	N/R	159,773
	improvement District Improvement Area 2 Project, Series 2019, 4.750%, 9/15/49, 144A
1,930	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement	11/25 at 100.00	N/R	873,325
	Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A,
	5.250%, 11/15/35 (4)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement
	Facility Revenue Bonds, CC Young Memorial Home Project, Series 2016A:
1,000	6.375%, 2/15/41 (4)	2/27 at 100.00	N/R	811,210
4,575	6.375%, 2/15/48 (4)	2/27 at 100.00	N/R	3,712,567
20,035	Total Texas			18,457,371

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah – 0.1% (0.1% of Total Investments)
$ 1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning	6/27 at 102.00	N/R	$ 1,091,100
	Academy Project, Series 2019A, 5.000%, 6/15/50, 144A
	Virgin Islands – 3.8% (2.4% of Total Investments)
710	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding	10/22 at 100.00	N/R	672,803
	Series 2012A, 5.000%, 10/01/32
16,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding	10/24 at 100.00	N/R	15,288,800
	Series 2014C, 5.000%, 10/01/30
570	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital	No Opt. Call	N/R	557,380
	Series 2014A, 5.000%, 10/01/24
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds,	6/21 at 100.00	Caa3	984,460
	Subordinate Lien Series 2010B, 5.250%, 10/01/29
12,735	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo	6/21 at 100.00	Caa3	12,838,663
	Project, Series 2009A, 6.625%, 10/01/29
31,015	Total Virgin Islands			30,342,106
	Virginia – 1.4% (0.9% of Total Investments)
	Roanoke Economic Development Authority, Virginia Residential Care Facility Revenue
	Bonds, Richfield Living, Series 2020:
5,870	5.000%, 9/01/50	9/27 at 103.00	N/R	5,763,224
4,840	5.125%, 9/01/55	9/27 at 103.00	N/R	4,766,529
500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident	No Opt. Call	N/R	432,965
	Resource Group – Rixey Student Housing Project, Series 2019B, 7.500%, 7/01/52, 144A
11,210	Total Virginia			10,962,718
	Washington – 0.3% (0.2% of Total Investments)
1,125	Port of Seattle Industrial Development Corporation, Washington, Special Facilities	4/23 at 100.00	BB	1,204,493
	Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)
1,000	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds, Rockwood	1/26 at 103.00	N/R	1,039,910
	Retirement Communities Project, Series 2020A, 5.000%, 1/01/51, 144A
2,125	Total Washington			2,244,403
	West Virginia – 0.6% (0.4% of Total Investments)
	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University
	Town Centre Economic Opportunity Development District, Refunding & Improvement
	Series 2017A:
3,000	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	3,256,110
625	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	679,237
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue	1/25 at 100.00	B	1,026,780
	Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (AMT) (Mandatory Put 7/01/25)
4,625	Total West Virginia			4,962,127
	Wisconsin – 8.3% (5.4% of Total Investments)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, 21st Century Public
	Academy Project, Series 2020A:
750	5.000%, 6/01/40, 144A	6/28 at 102.00	N/R	815,378
1,340	5.000%, 6/01/49, 144A	6/28 at 102.00	N/R	1,431,629
365	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community	6/26 at 100.00	N/R	386,561
	School Bonds, North Carolina, Series 2019A, 5.000%, 6/15/49, 144A
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina
	Charter Educational Foundation Project, Series 2016A:
3,000	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	3,119,070
4,240	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	4,345,406
2,000	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie	10/29 at 100.00	N/R	2,093,660
	College, Series 2019A, 5.875%, 10/01/54, 144A

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American
	Dream @ Meadowlands Project, Series 2017A:
$ 12,695	6.250%, 8/01/27, 144A	No Opt. Call	N/R	$ 13,804,797
1,125	6.750%, 8/01/31, 144A	No Opt. Call	N/R	1,258,200
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American
	Dream @ Meadowlands Project, Series 2017:
555	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	632,778
13,915	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	16,072,103
215	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park	No Opt. Call	N/R	141,687
	Development Project, Series 2019, 0.000%, 12/31/24, 144A
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center,	10/27 at 100.00	N/R	652,500
	Senior Series 2017B, 8.500%, 10/01/47, 144A
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc,
	Series 2017A:
255	5.000%, 12/01/27	No Opt. Call	BBB–	282,619
1,765	5.200%, 12/01/37	12/27 at 100.00	BBB–	2,011,835
2,000	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center,	7/28 at 100.00	N/R	2,197,340
	Senior Series 2018A, 7.000%, 7/01/48, 144A
635	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health	4/30 at 100.00	BB	731,469
	Sciences, Series 2020, 5.000%, 4/01/50, 144A
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment
	Center, Series 2018A-1:
5,885	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	5,120,539
250	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	212,740
8,735	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	7,265,860
4,500	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral	12/30 at 29.95	A1	1,011,960
	Obligation Junior Series 2020D, 0.000%, 12/15/60 – AGM Insured
3,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint	11/26 at 103.00	N/R	3,145,890
	Camillus Health System Inc, Series 2019A, 5.000%, 11/01/54
68,225	Total Wisconsin			66,734,021
$ 1,634,219	Total Municipal Bonds (cost $1,142,781,087)			1,210,904,596

Shares	Description (1)			Value
	COMMON STOCKS – 3.1% (2.0% of Total Investments)
	Electric Utilities – 3.1% (2.0% of Total Investments)
859,113	Energy Harbor Corp (9), (10), (11)			$ 24,753,623
	Total Common Stocks (cost $24,407,228)			24,753,623

Shares	Description (1)			Value
	EXCHANGE-TRADED FUNDS – 0.3% (0.1% of Total Investments)
32	VanEck Vectors High Yield Muni ETF			$ 2,005,760
	Total Exchange-Traded Funds (cost $2,058,659)			2,005,760
	Total Long-Term Investments (cost $1,169,246,974)			1,237,663,979

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1% (0.1% of Total Investments)
	MUNICIPAL BONDS – 0.1% (0.1% of Total Investments)
	Illinois – 0.1% (0.1% of Total Investments)
$ 962	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall Marketplace	5/21 at 100.00	N/R	$ 865,417
	Project, Series 2007, 6.000%, 1/01/26 (4), (12)
$ 962	Total Short-Term Investments (cost $798,107)			865,417
	Total Investments (cost $1,170,045,081) – 155.0%			1,238,529,396
	Floating Rate Obligations – (2.8)%			(21,996,000)
	MuniFund Preferred Shares, net of deferred offering costs – (56.2)% (13)			(448,852,763)
	Other Assets Less Liabilities – 4.0%			31,594,116
	Net Assets Applicable to Common Shares – 100%			$ 799,274,749

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 – Investment Valuation and Fair Value Measurements for more information.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Principal Amount (000) rounds to less than $1,000.
(9)
Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33.

(10)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 3 – Investment Valuation and Fair Value Measurements for more information.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)
Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(13)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 28.2%.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
PIK
Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.

See accompanying notes to financial statements.

NDMO Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments
April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 146.1% (99.8% of Total Investments)

	Alabama – 2.6% (1.7% of Total Investments)
$ 3,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	No Opt. Call	Caa1	$ 3,791,220
	United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (AMT)
	(Mandatory Put 11/01/30)
	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B:
1,500	3.000%, 6/01/50 – AGM Insured	6/30 at 100.00	A1	1,594,275
11,920	3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	A1	12,669,172
5,000	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020,	11/29 at 100.00	N/R	5,178,500
	4.000%, 11/01/45, 144A
21,420	Total Alabama			23,233,167
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding One Series 2020,	No Opt. Call	A+	1,309,200
	5.000%, 12/01/30
	Arizona – 7.0% (4.8% of Total Investments)
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater
	Academy of Nevada – Bonanza Campus Project, Series 2020A:
920	5.000%, 12/15/40, 144A	12/28 at 100.00	BB	1,058,570
1,500	5.000%, 12/15/50, 144A	12/28 at 100.00	BB	1,700,610
1,500	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds	7/28 at 100.00	BB–	1,581,975
	? Pensar Academy Project, Series 2020, 5.000%, 7/01/55, 144A
2,500	Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, Children’s	9/30 at 100.00	A1	2,611,025
	National Prince County Regional Medical Center, Series 2020A, 3.000%, 9/01/50
6,035	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children’s	2/30 at 100.00	A	6,381,530
	Hospital, Series 2020A, 3.000%, 2/01/45 (UB) (4)
1,090	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds,	7/28 at 100.00	N/R	1,135,682
	Flagstaff Arts & Leadership Academy Project, Refunding Series 2020, 5.500%, 7/01/40, 144A
1,000	Maricopa County Industrial Development Authority, Arizona, Educational Facilities	10/27 at 103.00	N/R	1,089,700
	Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%, 10/01/40, 144A
15,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health,	7/30 at 100.00	AA–	15,761,400
	Series 2019E, 3.000%, 1/01/49 (UB) (4)
	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue
	Bonds, Series 2019A:
5,895	5.000%, 7/01/34	7/29 at 100.00	BBB+	7,075,356
2,500	5.000%, 7/01/39	7/29 at 100.00	BBB+	2,963,500
3,405	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	9/30 at 100.00	Ba2	3,698,034
	Northwest Christian School Project, Series 2020A, 5.000%, 9/01/55, 144A
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,
	Edkey Charter Schools Project, Refunding Series 2020:
5,265	5.000%, 7/01/35, 144A	7/26 at 103.00	N/R	5,790,289
6,800	5.000%, 7/01/40, 144A	7/26 at 103.00	N/R	7,393,232
4,580	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	6/28 at 100.00	N/R	4,869,639
	Synergy Public Charter School Project, Series 2020-1, 5.000%, 6/15/50, 144A
57,990	Total Arizona			63,110,542

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arkansas – 2.5% (1.7% of Total Investments)
$ 3,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/26 at 103.00	B–	$ 3,281,010
	Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A
17,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/27 at 103.00	B–	19,018,920
	Steel Project, Series 2020A, 4.750%, 9/01/49 (AMT), 144A
20,000	Total Arkansas			22,299,930
	California – 22.2% (15.2% of Total Investments)
3,815	California Community Housing Agency, California, Essential Housing Revenue Bonds,	8/31 at 100.00	N/R	4,072,589
	Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
3,520	California Community Housing Agency, California, Essential Housing Revenue Bonds,	8/31 at 100.00	N/R	3,780,022
	Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A
9,000	California Community Housing Agency, California, Essential Housing Revenue Bonds,	2/30 at 100.00	N/R	10,314,990
	Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	12/30 at 34.02	N/R	2,442,400
	Sonoma County Tobacco Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55
1,500	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	5/32 at 100.00	A+	1,698,645
	Children’s Hospital at Stanford, Refunding Series 2022A Forward Delivery, 4.000%, 5/15/46
	(WI/DD, Settling 5/17/22)
	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health,
	Series 2020A:
5,000	4.000%, 4/01/44 (UB) (4)	4/30 at 100.00	BBB+	5,801,250
8,000	4.000%, 4/01/45 (UB) (4)	4/30 at 100.00	BBB+	9,259,040
4,010	4.000%, 4/01/49 (UB) (4)	4/30 at 100.00	BBB+	4,621,124
3,601	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series	No Opt. Call	BBB+	4,190,568
	2021-1, 3.500%, 11/20/35
1,250	California Infrastructure and Economic Development Bank Infrastructure State, Revolving	10/30 at 100.00	AAA	1,238,988
	Fund Revenue Bonds, Tax Series 2020A, 2.786%, 10/01/43
15,500	California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles	7/30 at 100.00	A2	16,283,835
	County Museum of Natural History Foundation, Series 2020, 3.000%, 7/01/50 (UB) (4)
2,000	California Municipal Finance Authority, Revenue Bonds, University of the Pacific,	11/30 at 100.00	A2	2,065,760
	Refunding Series 2020A, 3.000%, 11/01/48
5,000	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines,	No Opt. Call	B+	5,765,450
	Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)
5,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California	7/28 at 100.00	N/R	5,289,400
	Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A
2,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep	6/28 at 100.00	N/R	2,033,260
	Public Schools ? Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,
	Refunding Series 2022A:
2,500	5.000%, 8/01/28 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	3,080,050
2,000	5.000%, 8/01/29 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	2,499,440
2,500	5.000%, 8/01/30 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	3,178,025
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,
	Series 2021B:
1,000	4.000%, 5/01/37	5/31 at 100.00	A+	1,228,990
1,500	4.000%, 5/01/41	5/31 at 100.00	A+	1,818,510
2,500	California State University, Systemwide Revenue Bonds, Taxable Series 2020D, 1.338%, 11/01/27	No Opt. Call	AA–	2,486,550
2,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2020,	11/30 at 100.00	AA–	2,270,740
	3.000%, 11/01/35
	California State, General Obligation Bonds, Refunding Various Purpose Series 2021
	Forward Delivery:
3,125	5.000%, 9/01/31 (WI/DD, Settling 9/02/21)	No Opt. Call	AA–	4,204,812
3,125	5.000%, 9/01/41 (WI/DD, Settling 9/02/21)	9/31 at 100.00	AA–	4,057,937

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 12,500	California State, General Obligation Bonds, Taxable Various Purpose Construction Series	No Opt. Call	AA–	$ 13,318,750
	2019 Bid Group A, 2.375%, 10/01/26 (4)
2,785	California State, General Obligation Bonds, Various Purpose Series 2020, 4.000%, 11/01/34	11/30 at 100.00	AA–	3,442,316
1,000	California State, General Obligation Bonds, Various Purpose Series 2021, 5.000%, 12/01/34	12/30 at 100.00	AA–	1,334,710
9,750	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB–	10,925,070
	Linda University Medical Center, Series 2014A, 5.500%, 12/01/54
2,500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	No Opt. Call	BB–	2,805,125
	Linda University Medical Center, Series 2014B, 6.000%, 12/01/24
5,525	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	10/31 at 100.00	N/R	5,715,226
	Altana Glendale, Series 2021A-1, 3.500%, 10/01/46, 144A
6,180	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	1/31 at 100.00	N/R	7,203,841
	Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A
445	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	9/31 at 100.00	N/R	450,465
	Oceanaire-Long Beach, Series 2021A-1, 3.200%, 9/01/46, 144A
910	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	8/31 at 100.00	N/R	978,532
	Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	7/31 at 100.00	N/R	1,159,580
	Renaissance at City Center, Series 2020A, 5.000%, 7/01/51, 144A
	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
1,915	0.000%, 4/01/36 – SYNCORA GTY Insured	No Opt. Call	AA	1,409,938
2,990	0.000%, 4/01/37 – SYNCORA GTY Insured	No Opt. Call	AA	2,142,066
6,650	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	6,871,112
	Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47
6,300	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	6,509,475
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47
3,250	Hartnell Community College District, Monterey County, California, General Obligation	8/28 at 100.00	Aa2	3,438,207
	Bonds, Election 2016 Series 2020B, 3.000%, 8/01/48
	Huntington Beach, California, Pension Obligation Bonds, Taxable Series 2021:
1,000	1.344%, 6/15/26 – BAM Insured	No Opt. Call	AA+	1,000,810
1,125	1.911%, 6/15/28 – BAM Insured	No Opt. Call	AA+	1,127,183
4,830	2.963%, 6/15/36 – BAM Insured	6/31 at 100.00	AA+	4,872,359
	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Capital
	Equipment Program, Refunding Series 2021A:
1,000	1.197%, 11/01/26	No Opt. Call	AA–	988,530
1,565	1.448%, 11/01/27	No Opt. Call	AA–	1,539,428
1,885	1.648%, 11/01/28	No Opt. Call	AA–	1,844,133
995	Northstar Community Services District, Special Tax Bonds, Community Facilities District	9/21 at 100.00	N/R	686,550
	1, Series 2006, 5.000%, 9/01/37
1,575	Palomar Community College District, San Diego County, California, General Obligation	8/40 at 100.00	AA	1,774,505
	Bonds, Series 2010B, 6.375%, 8/01/45 (5)
5,345	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	No Opt. Call	A2	3,646,092
	Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/39 – AGM Insured
750	San Francisco Community College District, California, General Obligation Bonds, Taxable	6/30 at 100.00	A+	771,915
	Election 2020 Series 2020A-1, 3.165%, 6/15/41
	San Francisco Municipal Transportation Agency, Revenue Bonds, Taxable Refunding Series 2021A:
690	0.824%, 3/01/26	No Opt. Call	AA–	681,416
750	1.302%, 3/01/28	No Opt. Call	AA–	733,215
	San Jose, California, Airport Revenue Bonds, Refunding Series 2021C:
500	1.882%, 3/01/28	No Opt. Call	A–	498,150
290	2.310%, 3/01/30	No Opt. Call	A–	289,426
1,750	2.960%, 3/01/36	3/31 at 100.00	A–	1,766,905
2,000	3.060%, 3/01/37	3/31 at 100.00	A–	2,022,120
420	3.290%, 3/01/41	3/31 at 100.00	A–	425,607

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 500	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Taxable	No Opt. Call	AA	$ 497,575
	Refunding Series 2021A, 1.380%, 8/01/27
410	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	12/30 at 100.00	BBB–	467,093
	Bonds, Refunding Sacramento County Tobacco Securitization Corporation Series 2021B Class 2,
	4.000%, 6/01/49
	University of California, General Revenue Bonds, Taxable Series 2021BI:
2,500	0.870%, 5/15/26	No Opt. Call	AA	2,473,750
1,000	1.272%, 5/15/27	No Opt. Call	AA	993,530
1,360	1.372%, 5/15/28	No Opt. Call	AA	1,335,248
195,386	Total California			201,822,328
	Colorado – 11.4% (7.8% of Total Investments)
2,370	64th Avenue ARI Authority, Adams County, Colorado, Special Revenue Bonds, Series 2020,	12/25 at 103.00	N/R	2,569,365
	6.500%, 12/01/43
1,240	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited	12/23 at 103.00	N/R	1,339,770
	Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A,
	5.000%, 12/01/38
1,060	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation	9/25 at 103.00	N/R	1,150,619
	Bonds, Series 2020A, 5.000%, 12/01/50
2,285	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation	9/25 at 103.00	N/R	2,387,482
	Bonds, Subordinate Series 2020B, 7.750%, 12/15/50
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax	9/24 at 103.00	N/R	535,140
	General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 12/01/29
1,725	Belford North Metropolitan District, Douglas County, Colorado, General Obligation	12/25 at 103.00	N/R	1,880,906
	Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
1,000	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation	3/26 at 103.00	N/R	1,076,050
	Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A, 5.000%, 12/01/51
745	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General	12/23 at 103.00	N/R	761,561
	Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48
500	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General	12/25 at 103.00	N/R	552,340
	Obligation Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/40, 144A
500	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax	6/21 at 100.00	N/R	500,525
	Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39
500	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &	No Opt. Call	N/R	524,170
	Improvement Series 2017, 5.000%, 12/01/22, 144A
2,755	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &	12/25 at 103.00	N/R	3,013,529
	Improvement Series 2020A, 5.000%, 12/01/51
1,450	Citadel on Colfax Business Improvement District, Aurora, Colorado, Special Revenue and	12/25 at 103.00	N/R	1,568,204
	Tax Supported Bonds, Senior Series 2020A, 5.350%, 12/01/50
2,700	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017,	12/27 at 100.00	A–	2,922,318
	4.000%, 6/30/51 (AMT)
1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village	12/30 at 100.00	N/R	1,069,830
	Academy – Northglenn Project, Series 2020, 5.000%, 12/01/55, 144A
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella of Grand	12/26 at 103.00	N/R	504,840
	Junction Project, Series 2019, 5.000%, 12/01/54, 144A
16,000	Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited	9/25 at 103.00	N/R	17,101,760
	Tax General Obligation Bonds, Series 2020, 6.500%, 12/01/50
6,500	Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General	12/30 at 100.00	A2	6,789,835
	Obligation Bonds, Refunding & Improvement Series 2020A, 3.000%, 12/01/49 –
	AGM Insured (UB) (4)
1,000	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds,	12/25 at 103.00	N/R	1,071,940
	Series 2020, 6.250%, 12/01/39
1,000	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series	12/24 at 100.00	N/R	1,058,450
	2014, 6.000%, 12/01/38

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,130	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County,	6/24 at 103.00	N/R	$ 1,220,106
	Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A,
	5.125%, 12/01/38, 144A
2,000	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General	6/25 at 103.00	N/R	2,023,200
	Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
1,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue	12/25 at 102.00	N/R	1,060,700
	Bonds, Refunding Series 2020, 4.750%, 12/01/50
5,250	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special	12/23 at 103.00	N/R	5,631,623
	Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50
2,000	Jones District Community Authority Board, Centennial, Colorado, Special Revenue	12/25 at 103.00	N/R	1,733,300
	Convertible Capital Appreciation Bonds, Series 2020A, 5.750%, 12/01/50
1,000	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General	12/25 at 103.00	N/R	1,110,890
	Obligation Bonds, Series 2020A, 5.125%, 12/01/50
1,380	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax	9/24 at 103.00	N/R	1,498,114
	General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General	12/25 at 103.00	N/R	1,109,790
	Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
1,810	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax	12/25 at 103.00	N/R	1,951,433
	General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
285	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax	3/26 at 103.00	N/R	311,850
	General Obligation Bonds, Series 2021A, 5.000%, 12/01/51, 144A
925	Pinon Pines Metropolitan District 2, El Paso County, Colorado, General Obligation	9/25 at 103.00	N/R	1,014,707
	Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
5,350	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and	12/27 at 100.00	A2	6,483,237
	Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47
500	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit	1/31 at 100.00	Baa2	594,340
	Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/38
1,055	Sabell Metropolitan District, Arvada, Colorado, Limited Tax General Obligation Bonds,	3/25 at 103.00	N/R	1,148,431
	Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/50, 144A
1,000	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax	12/25 at 102.00	N/R	1,095,310
	Supported District 2, Refunding & Improvement Senior Series 2020A, 3.750%, 12/01/40
750	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax	12/25 at 102.00	N/R	794,858
	Supported District 2, Subordinate Series 2020B, 7.125%, 12/15/50
	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation
	Limited Tax Bonds, Series 2020:
2,350	5.000%, 12/01/40	12/25 at 103.00	N/R	2,593,625
2,300	5.125%, 12/01/50	12/25 at 103.00	N/R	2,527,930
2,175	Sunlight Metropolitan District, Steamboat Springs, Colorado, Limited Tax General	12/25 at 103.00	N/R	2,360,636
	Obligation Bonds, Series 2020, 5.000%, 12/01/50
500	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General	12/22 at 103.00	N/R	531,325
	Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General
	Obligation Bonds, Series 2018A, 5.250%, 12/01/47
1,000	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado,	3/26 at 103.00	N/R	872,310
	General Obligation Limited Bonds, Convertible Capital Appreciation Series 2021A-2, 5.500%,
	12/01/51 (5)
1,270	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado,	3/26 at 103.00	N/R	1,408,328
	General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/41
5,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General	12/23 at 81.31	N/R	3,606,500
	Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 6.000%, 12/01/50
10,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General	12/23 at 103.00	N/R	10,620,000
	Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,000	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield,	3/26 at 103.00	N/R	$ 1,089,040
	Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021,
	5.000%, 12/01/51
1,000	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation	12/25 at 103.00	N/R	1,043,560
	Limited Tax Bonds, Taxable Converting to Tax-Exempt Refunding Subordinate Series 2020B-1,
	6.250%, 12/15/40
98,360	Total Colorado			103,813,777
	Connecticut – 1.1% (0.7% of Total Investments)
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford	No Opt. Call	BBB+	609,465
	Hospital, Series 2021L-1, 4.000%, 7/01/30
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,
	Series 2020A:
3,750	5.000%, 5/01/37	5/30 at 100.00	A+	4,849,800
750	5.000%, 5/01/38	5/30 at 100.00	A+	965,910
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,
	Series 2021A:
1,605	4.000%, 5/01/36 (WI/DD, Settling 5/12/21)	5/31 at 100.00	A+	1,954,072
1,015	5.000%, 5/01/41 (WI/DD, Settling 5/12/21)	5/31 at 100.00	A+	1,321,804
7,620	Total Connecticut			9,701,051
	District of Columbia – 0.2% (0.1% of Total Investments)
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds,
	Refunding Senior Lien Series 2021A:
505	4.000%, 10/01/35 (WI/DD, Settling 5/27/21)	10/30 at 100.00	A+	604,783
1,060	4.000%, 10/01/38 (WI/DD, Settling 5/27/21)	10/30 at 100.00	A+	1,258,602
1,565	Total District of Columbia			1,863,385
	Florida – 14.7% (10.1% of Total Investments)
1,565	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/31 at 100.00	N/R	1,605,721
	Ave Maria National Project, Series 2021, 3.750%, 5/01/41
1,310	Banyan Cay Community Development District, West Palm Beach, Florida, Special Assessment	11/30 at 100.00	N/R	1,343,313
	Bonds, 2020-1, 4.000%, 11/01/51
1,500	Belmont II Community Development District, Hillsborough County, Florida, Special	12/30 at 100.00	N/R	1,571,970
	Assessment Revenue Bonds, 2020 Assessment Area, Series 2020, 4.000%, 12/15/50
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B:
7,500	4.000%, 9/01/37 (AMT) (4)	9/29 at 100.00	A	8,649,300
2,500	4.000%, 9/01/39 (AMT) (UB) (4)	9/29 at 100.00	A	2,869,225
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech
	Schools Project, Series 2020A:
1,235	5.000%, 6/15/40, 144A	6/27 at 100.00	N/R	1,329,070
1,260	5.000%, 6/15/55, 144A	6/27 at 100.00	N/R	1,337,503
1,000	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter	7/31 at 100.00	N/R	1,127,970
	School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56, 144A
1,000	Capital Trust Agency, Florida, Revenue Bonds, St Johns Classical Academy, Refunding	6/30 at 100.00	N/R	1,012,550
	Series 2021A, 4.000%, 6/15/56, 144A
	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021:
1,070	4.000%, 7/01/34 – AGM Insured	7/31 at 100.00	AA	1,328,619
195	4.000%, 7/01/37 – AGM Insured	7/31 at 100.00	AA	239,598
600	4.000%, 7/01/38 – AGM Insured	7/31 at 100.00	AA	734,346
525	4.000%, 7/01/39 – AGM Insured	7/31 at 100.00	AA	640,720
6,485	Currents Community Development District, Collier County, Florida, Capital Improvement	No Opt. Call	N/R	7,053,281
	Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A
1,500	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue	5/32 at 100.00	N/R	1,566,855
	Bonds, Assessment Area 1 Project, Series 2020, 4.000%, 5/01/51, 144A

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 2,500	Cypress Preserve Community Development District, Pasco County, Florida, Special	11/29 at 100.00	N/R	$ 2,619,800
	Assessment Bonds, Assessment Area 2, Series 2019, 4.125%, 11/01/50
1,000	Edgewater East Community Development District, Osceola County, Florida, Special	5/31 at 100.00	N/R	1,042,680
	Assessment Revenue Bonds, Assessment Area 1 Series 2021, 4.000%, 5/01/51
10,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Discovery	6/29 at 100.00	N/R	10,900,000
	High School Project, Series 2020A, 5.000%, 6/01/55, 144A
1,100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater	6/27 at 100.00	BBB	1,248,214
	Academy Projects, Series 2020A, 5.000%, 6/15/50
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, River	7/28 at 100.00	Baa3	535,215
	City Science Academy Projects, Series 2021A, 4.000%, 7/01/55
17,650	Florida Development Finance Corporation, Florida, Surface Transportation Facility	1/24 at 107.00	N/R	18,356,000
	Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%,
	1/01/49 (AMT), 144A
5,890	Florida Development Finance Corporation, Florida, Surface Transportation Facility	6/21 at 104.00	N/R	5,897,304
	Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.500%, 1/01/49 (AMT)
	(Mandatory Put 1/01/29), 144A
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville	6/28 at 100.00	N/R	1,288,958
	University Project, Series 2018A-1, 5.000%, 6/01/48, 144A
11,180	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins	12/30 at 100.00	A2	11,791,658
	College Project, Refunding Series 2020A, 3.000%, 12/01/48 (UB) (4)
1,000	Forest Lake Community Development District, Polk County, Florida, Special Assessment	5/30 at 100.00	N/R	1,042,950
	Bonds, Assessment Area One Project, Series 2020, 4.000%, 5/01/51, 144A
	Grand Oaks Community Development District, Saint Johns County, Florida, Special
	Assessment Bonds, Assessment Area 2, Series 2020:
1,100	4.250%, 5/01/40	5/31 at 100.00	N/R	1,158,608
1,500	4.500%, 5/01/52	5/31 at 100.00	N/R	1,582,800
1,000	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment	5/30 at 100.00	N/R	1,041,320
	Revenue Bonds, Area1 Project, Series 2020, 4.000%, 5/01/51
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds,
	Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A:
3,550	4.000%, 8/01/45 (4)	2/31 at 100.00	Baa1	4,069,436
10,000	3.500%, 8/01/55 (UB) (4)	2/31 at 100.00	Baa1	10,722,200
1,250	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds,	5/30 at 100.00	N/R	1,306,675
	Northeast Sector Project, Phase 2B, Series 2020, 4.000%, 5/01/50, 144A
1,225	Miami Dade County Industrial Development Authority, Florida, Educational Facilities	6/26 at 103.00	N/R	1,276,560
	Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A, 5.000%,
	6/01/47, 144A
8,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series	7/24 at 100.00	BBB+	8,976,640
	2014A, 5.000%, 7/01/44
1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2020A,	10/30 at 100.00	A–	1,777,650
	4.000%, 10/01/41
	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021:
515	3.000%, 10/01/36	4/31 at 100.00	A+	575,518
1,200	3.000%, 10/01/40	4/31 at 100.00	A+	1,317,360
1,500	Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds,	5/31 at 100.00	N/R	1,548,690
	Series 2021, 4.000%, 5/01/51
1,000	North Powerline Road Community Development District, Polk County, Florida, Special	5/30 at 100.00	N/R	1,036,720
	Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	8/31 at 100.00	N/R	1,048,830
	Bonds, Development Unit 53, Series 2021, 4.000%, 8/01/51
1,500	Parrish Plantation Community Development District, Manatee County, Florida, Special	5/31 at 100.00	N/R	1,553,790
	Assessment Revenue Bonds, Assessment Area 1, Series 2021, 4.000%, 5/01/52

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,500	Stoneybrook South Championsgate Community Development District, Florida, Special	12/30 at 100.00	N/R	$ 1,534,035
	Assessment Revenue Bonds, Fox South Assessment Area, Series 2020, 3.750%, 12/15/50, 144A
16,435	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer	9/30 at 38.62	A+	4,908,477
	Center Project, Series 2020A, 0.000%, 9/01/53
1,010	Windward Community Development District, Florida, Special Assessment Bonds, Series	No Opt. Call	N/R	1,086,396
	2020A-2, 4.400%, 11/01/35
135,950	Total Florida			133,654,525
	Guam – 0.2% (0.2% of Total Investments)
1,600	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2021A,	5/31 at 100.00	Ba1	1,987,760
	5.000%, 11/01/40
	Hawaii – 0.3% (0.2% of Total Investments)
	Hawaii State, Harbor System Revenue Bonds, Series 2020A:
1,375	4.000%, 7/01/33 (AMT)	7/30 at 100.00	Aa3	1,635,425
270	4.000%, 7/01/34 (AMT)	7/30 at 100.00	Aa3	320,080
205	4.000%, 7/01/35 (AMT)	7/30 at 100.00	Aa3	242,478
430	4.000%, 7/01/36 (AMT)	7/30 at 100.00	Aa3	506,953
2,280	Total Hawaii			2,704,936
	Idaho – 0.2% (0.1% of Total Investments)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal
	Highway Trust Funds, Series 2021A:
645	4.000%, 7/15/38 (WI/DD, Settling 5/06/21)	7/31 at 100.00	A+	780,321
500	4.000%, 7/15/39 (WI/DD, Settling 5/06/21)	7/31 at 100.00	A2	603,195
1,145	Total Idaho			1,383,516
	Illinois – 6.9% (4.7% of Total Investments)
3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	3,581,370
	Refunding Series 2017C, 5.000%, 12/01/30
1,445	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/30 at 100.00	BB	1,810,758
	Refunding Series 2021B, 5.000%, 12/01/31
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Series 2021A:
2,935	5.000%, 12/01/32	12/30 at 100.00	BB	3,663,643
1,650	5.000%, 12/01/39	12/30 at 100.00	BB	2,024,501
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
5,000	5.250%, 12/01/49 (UB) (4)	12/24 at 100.00	AA	5,805,600
10,000	5.250%, 12/01/49	12/24 at 100.00	AA	11,611,200
2,000	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	6/21 at 100.00	Ba1	2,003,860
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A:
1,825	5.000%, 11/15/31	11/30 at 100.00	A2	2,414,493
1,200	5.000%, 11/15/32	11/30 at 100.00	A2	1,581,432
1,175	5.000%, 11/15/33	11/30 at 100.00	A2	1,542,681
	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A:
175	4.000%, 11/15/39	11/30 at 100.00	AA–	208,658
475	4.000%, 11/15/40	11/30 at 100.00	AA–	564,946
5,085	DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project, Green Series 2020,	5/30 at 100.00	A1	5,191,073
	3.000%, 5/15/47
10,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020A, 3.000%,	11/30 at 100.00	A3	10,455,700
	5/15/50 (UB) (4)
	Illinois State, General Obligation Bonds, March Series 2021A:
375	4.000%, 3/01/39	3/31 at 100.00	BBB–	431,205
300	4.000%, 3/01/41	3/31 at 100.00	BBB–	342,660

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 3,300	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/30 at 100.00	BB+	$ 4,083,750
	Bonds, Series 2020B, 5.000%, 6/15/42
5,190	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Series 2015,	4/25 at 100.00	BBB	5,695,817
	5.000%, 10/01/35
55,130	Total Illinois			63,013,347
	Indiana – 1.0% (0.7% of Total Investments)
1,415	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds,	6/30 at 100.00	N/R	1,490,123
	Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%,
	6/01/55, 144A
3,445	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute	12/28 at 100.00	A2	4,243,241
	Of Technology Project, Series 2018, 5.000%, 6/01/39
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	Caa1	1,088,950
	Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26
1,625	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	11/30 at 100.00	Caa1	2,030,486
	Corporation Project, Series 2020, 6.750%, 5/01/39 (AMT)
7,485	Total Indiana			8,852,800
	Kansas – 0.1% (0.1% of Total Investments)
1,000	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds,	6/22 at 103.00	N/R	1,062,440
	Ottawa University Project, Series 2015, 7.000%, 6/01/45, 144A
	Kentucky – 0.8% (0.5% of Total Investments)
3,000	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone’s	12/30 at 100.00	N/R	3,151,350
	Ridge Project, Series 2020, 6.000%, 12/01/40
2,515	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project,	9/26 at 100.00	Baa1	3,058,366
	Refunding Series 2016A, 5.000%, 9/01/36 – NPFG Insured
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series	12/30 at 100.00	N/R	1,019,330
	2020B, 5.500%, 12/01/60
6,515	Total Kentucky			7,229,046
	Louisiana – 2.1% (1.4% of Total Investments)
1,150	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln Preparatory	6/31 at 100.00	N/R	1,242,425
	School Project, Series 2021A, 5.250%, 6/01/51, 144A
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation
	Project, Series 2020A:
5,355	3.000%, 5/15/47 (UB) (4)	5/30 at 100.00	A3	5,673,569
2,145	4.000%, 5/15/49 (UB) (4)	5/30 at 100.00	A3	2,475,609
2,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/27 at 100.00	A–	2,357,580
	Project, Series 2017B, 5.000%, 1/01/48 (AMT)
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Taxable Refunding Series 2021:
2,000	2.839%, 6/01/41 – AGM Insured	6/31 at 100.00	BBB+	1,936,600
1,500	2.939%, 6/01/45 – AGM Insured	6/31 at 100.00	BBB+	1,452,285
1,100	New Orleans, Louisiana, Water Revenue Bonds, Taxable Refunding Series 2021, 2.889%,	12/31 at 100.00	BBB+	1,050,489
	12/01/41 – AGM Insured
2,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010,	6/30 at 100.00	BB–	2,584,020
	6.350%, 7/01/40, 144A
17,250	Total Louisiana			18,772,577
	Maryland – 1.3% (0.9% of Total Investments)
2,200	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development	7/30 at 100.00	N/R	2,472,404
	Authority, Refunding Series 2020C, 4.000%, 7/01/50
5,455	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology	7/30 at 102.00	N/R	6,277,505
	Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 1,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington	9/30 at 100.00	N/R	$ 1,103,030
	Project, Series 2020, 4.000%, 9/01/50
1,250	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Morgan State	7/30 at 100.00	BBB–	1,500,937
	University Project, Series 2020, 5.000%, 7/01/50
9,905	Total Maryland			11,353,876
	Massachusetts – 2.1% (1.4% of Total Investments)
260	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System	7/31 at 100.00	BBB+	328,320
	Obligated Group Issue, Series 2021G, 5.000%, 7/01/50
	Massachusetts Port Authority, Revenue Bonds, Series 2021E:
2,050	5.000%, 7/01/37 (AMT)	7/31 at 100.00	AA–	2,679,330
2,000	5.000%, 7/01/38 (AMT)	7/31 at 100.00	AA–	2,601,940
2,240	5.000%, 7/01/39 (AMT)	7/31 at 100.00	AA–	2,903,712
2,420	5.000%, 7/01/40 (AMT)	7/31 at 100.00	AA–	3,122,211
3,725	5.000%, 7/01/41 (AMT)	7/31 at 100.00	AA–	4,791,728
2,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Taxable	No Opt. Call	Aa2	2,499,100
	Refunding Senior Series 2020B, 1.134%, 8/15/26
15,195	Total Massachusetts			18,926,341
	Michigan – 1.3% (0.9% of Total Investments)
5,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series	6/21 at 100.00	N/R	4,776,900
	2014B-1, 4.000%, 4/01/44
1,500	Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2020, 5.500%, 4/01/45	4/30 at 100.00	BB–	1,861,785
	Detroit, Wayne County, Michigan, General Obligation Bonds, Social Bond Series 2021A:
350	5.000%, 4/01/46	4/31 at 100.00	BB–	426,265
2,000	5.000%, 4/01/50	4/31 at 100.00	BB–	2,422,900
16,110	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco	12/30 at 18.38	N/R	2,074,968
	Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
24,960	Total Michigan			11,562,818
	Minnesota – 0.1% (0.1% of Total Investments)
1,140	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	12/28 at 102.00	BB	1,209,403
	Bonds, Hope Community Academy Project, Series 2020A, 5.000%, 12/01/55
	Missouri – 3.3% (2.3% of Total Investments)
5,315	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation	3/29 at 100.00	A–	6,480,739
	Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A,
	5.000%, 3/01/44 (AMT) (4)
3,835	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation	3/29 at 100.00	A–	4,666,965
	Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B,
	5.000%, 3/01/46 (AMT) (4)
1,100	M150 and 135th Street Transportation Development District, Kansas City, Missouri,	10/27 at 100.00	N/R	1,135,926
	Transportation Sales Tax Revenue Bonds, Series 2020A, 4.250%, 10/01/43
4,940	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	6/30 at 100.00	A+	5,175,490
	Mercy Health, Series 2020, 3.000%, 6/01/53 (UB) (4)
3,155	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention	10/30 at 100.00	A2	3,945,864
	Center, Expansion & Improvement Projects Series 2020, 5.000%, 10/01/45 – AGM Insured (UB) (4)
	Southeast Missouri State University, System Facilities Revenue Bonds, Refunding Series 2020:
2,500	5.000%, 4/01/28	No Opt. Call	A	3,086,200
2,905	5.000%, 4/01/29 (4)	No Opt. Call	A	3,648,186
1,470	5.000%, 4/01/30	No Opt. Call	A	1,866,826
25,220	Total Missouri			30,006,196

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada – 1.1% (0.8% of Total Investments)
$ 5,920	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building	6/30 at 100.00	A1	$ 6,467,186
	Series 2020B, 3.000%, 6/15/38 – BAM Insured
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement	2/31 at 100.00	N/R	2,022,520
	Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 611 Sunstone
	Phase I and II, Series 2020:
450	4.000%, 6/01/40	6/30 at 100.00	N/R	484,025
1,150	4.125%, 6/01/50	6/30 at 100.00	N/R	1,229,430
9,520	Total Nevada			10,203,161
	New Hampshire – 0.6% (0.4% of Total Investments)
4,400	National Finance Authority, Federal Lease Revenue Bonds, VA Birmingham Health Care	10/35 at 100.00	A2	4,395,556
	Center Project, Taxable Series 2021, 3.778%, 1/01/36
1,250	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical	7/27 at 100.00	Baa3	1,349,550
	Center, Series 2017, 3.750%, 7/01/40
5,650	Total New Hampshire			5,745,106
	New Jersey – 6.8% (4.6% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social
	Series 2021QQQ:
2,750	4.000%, 6/15/46	12/30 at 100.00	BBB	3,134,505
7,850	4.000%, 6/15/46 (UB) (4)	12/30 at 100.00	BBB	8,947,587
9,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/26 at 100.00	BBB–	10,465,295
	Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48
1,000	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A,	No Opt. Call	BBB+	1,135,160
	3.000%, 6/01/32
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Forward
	Delivery Series 2022A:
620	4.000%, 6/15/38 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	695,200
770	4.000%, 6/15/39 (WIDD, Settling 4/27/22)	6/32 at 100.00	BBB	859,520
700	4.000%, 6/15/40 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	778,246
640	4.000%, 6/15/41 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	709,120
520	4.000%, 6/15/42 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	574,200
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
25,990	3.000%, 6/15/50 (UB) (4)	12/30 at 100.00	BBB	26,742,930
545	4.000%, 6/15/50 (UB) (4)	12/30 at 100.00	BBB	618,510
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
935	4.000%, 6/15/34	6/31 at 100.00	BBB	1,114,585
385	4.000%, 6/15/35	6/31 at 100.00	BBB	457,457
440	4.000%, 6/15/36	6/31 at 100.00	BBB	520,960
3,125	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	11/30 at 100.00	Baa2	3,579,812
	Series 2020A, 4.000%, 11/01/50
1,100	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	11/30 at 100.00	Baa3	1,274,328
	Subordinate Series 2020A, 4.000%, 11/01/50 – BAM Insured
56,870	Total New Jersey			61,607,415
	New Mexico – 0.8% (0.5% of Total Investments)
7,000	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross	11/23 at 103.00	N/R	7,161,910
	Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
	New York – 24.3% (16.6% of Total Investments)
6,000	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of	9/25 at 100.00	N/R	6,655,260
	Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
5,000	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter	12/30 at 100.00	N/R	5,104,200
	School, Series 2020A-1, 5.500%, 6/01/55, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter
	School, Series 2020C-1:
$ 1,310	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	$ 1,390,814
3,000	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	3,122,640
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System	7/29 at 100.00	BBB	11,335,500
	Obligated Group Series 2019A, 4.000%, 7/01/45 (UB) (4)
9,120	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals	7/30 at 100.00	A3	10,587,408
	Obligated Group, Series 2020A, 4.000%, 7/01/53 (UB) (4)
20,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	9/30 at 100.00	Aa2	21,020,800
	General Purpose, Series 2020A Bidding Group 1 thru 5, 3.000%, 3/15/50 (UB) (4)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,
	General Purpose, Series 2021A:
3,000	4.000%, 3/15/37	3/31 at 100.00	AA+	3,607,350
3,000	4.000%, 3/15/38	3/31 at 100.00	AA+	3,593,340
3,000	4.000%, 3/15/39	3/31 at 100.00	AA+	3,579,900
3,000	4.000%, 3/15/40	3/31 at 100.00	AA+	3,571,980
3,000	4.000%, 3/15/41	3/31 at 100.00	AA+	3,561,870
2,640	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	5/28 at 100.00	BBB+	2,963,717
	Series 2017D, 4.000%, 11/15/42
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	11/24 at 100.00	BBB+	11,312,500
	2014D-1, 5.250%, 11/15/44 (UB) (4)
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester
	Regional Health Project, Series 2020A:
715	3.000%, 12/01/37	12/30 at 100.00	BBB+	759,566
2,200	3.000%, 12/01/40	12/30 at 100.00	BBB+	2,299,330
1,000	4.000%, 12/01/46	12/30 at 100.00	BBB+	1,142,400
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Bonds, Taxable
	Series 2021B:
3,500	0.829%, 11/15/26	No Opt. Call	AAA	3,431,645
5,750	1.459%, 11/15/29	No Opt. Call	AAA	5,588,080
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes
	Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
1,000	3.000%, 1/01/34 – AGM Insured	1/31 at 100.00	BBB	1,100,800
1,205	3.000%, 1/01/37 – AGM Insured	1/31 at 100.00	BBB	1,305,196
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes
	Revenue Bonds, Yankee Stadium Project, Series 2020A:
5,385	3.000%, 3/01/39 – AGM Insured (UB) (4)	9/30 at 100.00	BBB+	5,790,652
3,845	3.000%, 3/01/40 – AGM Insured (UB) (4)	9/30 at 100.00	BBB+	4,125,570
3,500	4.000%, 3/01/45 (4)	9/30 at 100.00	BBB+	3,982,720
2,275	3.000%, 3/01/49 (UB) (4)	9/30 at 100.00	BBB+	2,328,508
7,695	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	12/29 at 100.00	AA+	9,688,467
	General Resolution Revenue Bonds, Fiscal 2020 Series BB-1, 5.000%, 6/15/49
3,375	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	12/30 at 100.00	AA+	3,971,835
	General Resolution Revenue Bonds, Fiscal 2021 Series BB-1, 4.000%, 6/15/50
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second
	General Resolution Revenue Bonds, Fiscal 2021 Series DD:
330	5.000%, 6/15/29	No Opt. Call	AA+	436,082
500	5.000%, 6/15/31	No Opt. Call	AA+	687,170
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	11/30 at 100.00	Aa1	2,977,525
	Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/39

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,
	Subordinate Fiscal 2021 Subseries F-1:
$ 1,250	5.000%, 11/01/33	5/31 at 100.00	Aa1	$ 1,669,962
500	5.000%, 11/01/34	5/31 at 100.00	Aa1	666,020
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series D:
1,500	1.216%, 8/01/26	No Opt. Call	AA–	1,491,330
1,000	1.623%, 8/01/28	No Opt. Call	AA–	985,860
1,410	2.223%, 8/01/35	No Opt. Call	AA–	1,348,171
1,790	New York City, New York, General Obligation Bonds, Fiscal 2021 Series E, 1.623%, 8/01/28	No Opt. Call	AA–	1,764,689
4,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Turbo Term	5/21 at 100.00	B–	4,043,880
	Series 2005A, 5.000%, 6/01/42
3,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	3,283,800
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
7,500	New York State, General Obligation Bonds, Taxable Series 2021B, 1.940%, 3/15/31 (4)	No Opt. Call	Aa2	7,505,175
180	New York Transportation Development Corporation, New York, Facility Revenue Bonds,	10/31 at 100.00	BBB–	208,917
	Thruway Service Areas Project, Series 2021, 4.000%, 10/31/41 (AMT)
	New York Transportation Development Corporation, New York, Special Facility Revenue
	Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020:
13,000	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B–	16,268,720
3,400	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B–	4,205,154
1,000	New York Transportation Development Corporation, New York, Special Facility Revenue	12/30 at 100.00	BBB	1,176,000
	Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C, 4.000%, 12/01/41
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta
	Air Lines, Inc – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
1,000	4.000%, 10/01/30 (AMT)	No Opt. Call	BB+	1,184,290
4,000	5.000%, 10/01/35 (AMT)	10/30 at 100.00	BB+	5,108,240
6,000	5.000%, 10/01/40 (AMT)	10/30 at 100.00	BB+	7,533,480
6,250	4.375%, 10/01/45 (AMT)	10/30 at 100.00	BB+	7,325,250
2,200	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred	9/28 at 100.00	A+	2,540,978
	Eleventh Series 2018, 4.000%, 9/01/43
2,350	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred	7/31 at 100.00	A+	2,759,229
	Twenty-Third Series 2021, 4.000%, 7/15/40 (AMT)
5,000	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel	No Opt. Call	B3	5,019,600
	Center Project, Taxable Series 2007B, 5.693%, 1/01/28 – SYNCORA GTY Insured, 144A
2,390	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior	5/31 at 100.00	AA+	3,078,320
	Lien Subseries 2021A-1, 5.000%, 5/15/51 (WI/DD, Settling 5/12/21)
195,565	Total New York			220,189,890
	Ohio – 6.2% (4.2% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities
	Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020:
220	4.000%, 11/15/36 (UB) (4)	11/30 at 100.00	Baa2	254,058
1,500	4.000%, 11/15/38 (UB) (4)	11/30 at 100.00	Baa2	1,714,965
10,325	3.000%, 11/15/40 (UB) (4)	11/30 at 100.00	Baa2	10,569,599
7,750	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	7,967,388
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48
9,180	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	10,319,881
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
125	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network	2/31 at 100.00	A2	147,736
	Obligated Group Project, Refunding & Improvement Series 2021, 4.000%, 8/01/41
2,500	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG	7/29 at 100.00	B–	2,769,625
	Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A
20,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series	12/27 at 103.00	N/R	22,662,600
	2020A, 7.000%, 12/01/42 (AMT), 144A
51,600	Total Ohio			56,405,852

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oklahoma – 0.1% (0.1% of Total Investments)
$ 1,000	Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital Improvement Series	1/29 at 100.00	N/R	$ 956,320
	2021, 3.250%, 1/01/51
	Oregon – 0.8% (0.6% of Total Investments)
5,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Taxable	No Opt. Call	Aa1	4,916,300
	Refunding Senior Lien Series 2020B, 1.330%, 11/15/28
	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Taxable
	Sustainability Green Series 2021C:
1,160	1.024%, 5/01/26	No Opt. Call	AA+	1,155,499
725	1.528%, 5/01/28	No Opt. Call	AA+	723,463
	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Taxable Various
	Series 2021B:
545	1.024%, 5/01/26	No Opt. Call	AA+	546,853
250	1.528%, 5/01/28	No Opt. Call	AA+	251,290
7,680	Total Oregon			7,593,405
	Pennsylvania – 1.8% (1.2% of Total Investments)
5,000	Allegheny County Industrial Development Authority, Pennsylvania, Environmental	No Opt. Call	Caa1	5,784,950
	Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 5.125%, 5/01/30
980	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/31 at 100.00	N/R	1,221,982
	Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A
500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	4/31 at 100.00	N/R	525,510
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory
	Put 4/01/21)
1,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of	10/27 at 100.00	BB	1,001,650
	Science & Technology Project, Series 2017, 5.125%, 10/15/41, 144A
2,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of	10/28 at 100.00	BB	2,120,620
	Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds,
	Capitol Region Parking System, Junior Guaranteed Series 2013B:
995	0.000%, 1/01/45 – BAM Insured	No Opt. Call	A2	542,663
940	0.000%, 1/01/46 – BAM Insured	No Opt. Call	A2	498,435
1,025	0.000%, 1/01/47 – BAM Insured	No Opt. Call	A2	529,238
2,500	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	2,932,825
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/34 (AMT)
750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A,	12/30 at 100.00	A3	799,185
	3.000%, 12/01/42
500	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue	6/28 at 100.00	BB+	576,120
	Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%,
	6/15/50, 144A
16,190	Total Pennsylvania			16,533,178
	Puerto Rico – 5.5% (3.8% of Total Investments)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
7,450	5.000%, 7/01/23	6/21 at 100.00	CCC	7,468,625
5,020	5.125%, 7/01/37	7/22 at 100.00	CCC	5,305,487
2,000	6.000%, 7/01/47	7/22 at 100.00	CCC	2,134,480
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
20,000	0.000%, 7/01/46	7/28 at 41.38	N/R	6,345,800
35,000	0.000%, 7/01/51	7/28 at 30.01	N/R	8,049,300
5,514	4.750%, 7/01/53	7/28 at 100.00	N/R	6,133,774
2,500	5.000%, 7/01/58	7/28 at 100.00	N/R	2,822,650
15,000	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 3.180%, 7/01/35 (4), (6)	6/21 at 100.00	D	12,037,500
92,484	Total Puerto Rico			50,297,616

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina – 0.2% (0.2% of Total Investments)
$ 1,000	South Carolina Jobs Economic Development Authority, Educational Facilities Revenue	11/26 at 100.00	N/R	$ 1,013,950
	Bonds, Hoese Creek Academy Project, Series 2021A, 5.000%, 11/15/55, 144A
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue	10/27 at 103.00	N/R	1,061,040
	Bonds, Columbia College, Refunding Series 2020A, 5.625%, 10/01/40
2,000	Total South Carolina			2,074,990
	South Dakota – 0.5% (0.3% of Total Investments)
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument
	Health, Inc, Series 2020A:
2,145	3.000%, 9/01/45 (UB) (4)	9/30 at 100.00	A1	2,216,557
1,800	4.000%, 9/01/50 (UB) (4)	9/30 at 100.00	A1	2,035,476
3,945	Total South Dakota			4,252,033
	Tennessee – 2.0% (1.3% of Total Investments)
15,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51	6/28 at 100.68	A1	17,801,400
	(Mandatory Put 9/01/28) (WI/DD, Settling 5/04/2021)
	Texas – 6.3% (4.3% of Total Investments)
750	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds,	1/27 at 100.00	BB+	856,320
	Refunding First Tier Series 2017A, 5.000%, 1/01/28
	Austin, Texas, Rental Car Special Facility Revenue Bonds, Taxable Refunding Series 2021:
500	1.027%, 11/15/26 – AGM Insured	No Opt. Call	A–	490,235
625	1.325%, 11/15/27 – AGM Insured	No Opt. Call	A–	608,544
500	1.710%, 11/15/29 – AGM Insured	No Opt. Call	A–	483,060
	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, General
	Obligation Bonds, School Building Series 2021:
190	3.000%, 2/15/37	2/30 at 100.00	AAA	215,669
175	3.000%, 2/15/38	2/30 at 100.00	AAA	198,067
145	3.000%, 2/15/39	2/30 at 100.00	AAA	163,663
115	3.000%, 2/15/40	2/30 at 100.00	AAA	129,527
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B,	1/31 at 100.00	Baa1	1,188,320
	4.000%, 1/01/41
1,000	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement	9/31 at 100.00	N/R	994,090
	District 1, Refunding Series 2021, 3.500%, 9/01/36, 144A
500	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding	4/30 at 100.00	A2	581,595
	First Tier Series 2020C, 4.000%, 10/01/49
1,200	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement	9/30 at 100.00	N/R	1,259,244
	District Neighbor Improvement Areas 1-2 Project, Series 2020, 4.000%, 9/15/50, 144A
	Houston Community College System, Texas, General Obligation Bonds, Taxable Refunding
	Limited Tax Series 2021B:
1,000	2.059%, 2/15/36	2/31 at 100.00	AA+	978,050
750	2.109%, 2/15/37	2/31 at 100.00	AA+	731,363
750	2.209%, 2/15/38	2/31 at 100.00	AA+	733,785
750	2.259%, 2/15/39	2/31 at 100.00	AA+	731,678
4,750	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2020A,	7/30 at 100.00	A	5,460,267
	4.000%, 7/01/47 (AMT)
1,000	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District	9/30 at 100.00	N/R	1,029,000
	Improvement Area 2 Project, Series 2020, 4.000%, 9/01/46, 144A
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA
	Transmission Services Corporation Project, Refunding Series 2021:
1,625	5.000%, 5/15/38	5/30 at 100.00	A	2,081,852
1,665	5.000%, 5/15/39	5/30 at 100.00	A	2,127,554
2,625	5.000%, 5/15/40	5/30 at 100.00	A	3,347,741
375	5.000%, 5/15/41	5/30 at 100.00	A	476,978
625	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement	9/31 at 100.00	N/R	619,638
	District Improvement Area 3 Project, Series 2021, 3.625%, 9/15/41, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 4,175	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue	8/25 at 103.00	BB+	$ 4,610,995
	Bonds, Southwest Preparatory School, Series 2020A, 5.000%, 8/15/50, 144A
2,035	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Major	9/30 at 100.00	N/R	2,140,311
	Improvement Area Project, Series 2020, 5.375%, 9/15/40, 144A
	San Antonio, Texas, Electric and Gas Systems Revenue Bonds, Refunding Junior Lien Series 2021A:
805	5.000%, 2/01/32	2/31 at 100.00	A+	1,076,454
1,410	5.000%, 2/01/33	2/31 at 100.00	A+	1,879,459
1,520	5.000%, 2/01/34	2/31 at 100.00	A+	2,018,484
1,885	5.000%, 2/01/35	2/31 at 100.00	A+	2,496,946
1,875	5.000%, 2/01/36	2/31 at 100.00	A+	2,476,162
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital
	Revenue Bonds, Hendrick Medical Center, Taxable Series 2021:
450	3.292%, 9/01/40 – AGM Insured	9/30 at 100.00	A2	457,475
350	3.422%, 9/01/50 – AGM Insured	9/30 at 100.00	A2	353,353
3,810	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds,	6/29 at 100.00	Baa3	4,586,592
	NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, 5.000%, 6/30/58 (AMT)
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue
	Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
2,630	4.000%, 6/30/35	12/30 at 100.00	BBB–	3,096,615
1,540	4.000%, 6/30/36	12/30 at 100.00	BBB–	1,805,573
2,195	4.000%, 12/31/37	12/30 at 100.00	BBB–	2,560,994
2,000	4.000%, 6/30/40	12/30 at 100.00	BBB–	2,314,880
49,295	Total Texas			57,360,533
	Utah – 0.2% (0.1% of Total Investments)
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	1/25 at 102.00	N/R	1,029,490
	School Project, Series 2020A, 5.125%, 7/15/51, 144A
	Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series 2021:
375	4.000%, 10/15/41	4/31 at 100.00	BBB–	434,681
500	3.000%, 10/15/45	4/31 at 100.00	BBB–	514,045
1,875	Total Utah			1,978,216
	Virginia – 4.3% (3.0% of Total Investments)
12,500	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Senior Lien Series	7/30 at 100.00	AA	16,088,125
	2020A, 5.250%, 7/01/60
10,750	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion	7/30 at 100.00	AA–	12,557,827
	Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51 (UB) (4)
1,550	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed	6/25 at 100.00	B–	1,617,797
	Bonds, Refunding Senior Lien Series 2007A, 6.706%, 6/01/46
3,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform	6/27 at 100.00	Baa3	3,593,640
	66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/49 (AMT)
	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc
	Obligated Group, Series 2020A:
1,280	4.000%, 1/01/45	7/27 at 103.00	A	1,414,938
2,380	4.000%, 1/01/51	7/27 at 103.00	A	2,621,046
1,000	Virginia Small Business Financing Authority, Tourism Development Financing Program	10/30 at 120.40	N/R	1,288,610
	Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1, 8.000%,
	10/01/43, 144A
32,460	Total Virginia			39,181,983
	Washington – 0.2% (0.1% of Total Investments)
1,230	King and Pierce Counties School District 408 Auburn, Washington, General Obligation	12/30 at 100.00	Aaa	1,387,305
	Bonds, Refunding Series 2020, 3.000%, 12/01/38

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued) April 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	West Virginia – 0.6% (0.4% of Total Investments)
$ 4,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds,	12/27 at 103.00	N/R	$ 4,140,960
	Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue	1/25 at 100.00	B	1,026,780
	Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (AMT) (Mandatory Put 7/01/25)
5,000	Total West Virginia			5,167,740
	Wisconsin – 2.3% (1.6% of Total Investments)
6,350	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical	1/28 at 100.00	N/R	6,763,448
	Academy Inc, Series 2020A, 5.000%, 1/01/56, 144A
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian
	Regional Healthcare System Obligated Group, Series 2021A:
300	5.000%, 7/01/35	1/31 at 100.00	BBB	384,042
190	5.000%, 7/01/38	1/31 at 100.00	BBB	240,930
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical
	Center Project, Refunding Series 2020A:
2,035	3.000%, 6/01/45 (UB) (4)	6/30 at 100.00	A+	2,149,164
5,415	3.000%, 6/01/45 – AGM Insured (UB) (4)	6/30 at 100.00	A+	5,764,484
5,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American	12/27 at 100.00	N/R	5,775,100
	Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A
19,290	Total Wisconsin			21,077,168
$ 1,281,770	Total Municipal Bonds (cost $1,264,535,358)			1,325,848,182

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.2% (0.2% of Total Investments)
	Real Estate – 0.1% (0.1% of Total Investments)
$ 1,000	Benloch Ranch Improvement Association No 1	9.750%	12/01/39	N/R	$ 1,088,300
	Utilities – 0.1% (0.1% of Total Investments)
1,500	Talen Energy Supply LLC	6.000%	12/15/36	B	920,025
$ 2,500	Total Corporate Bonds (cost $1,758,923)				2,008,325
	Total Long-Term Investments (cost $1,266,294,281)				1,327,856,507
	Borrowings – (19.5)% (7)				(176,900,000)
	Floating Rate Obligations – (21.7)%				(196,590,000)
	Reverse Repurchase Agreements, including accrued interest – (3.8)% (8), (9)				(34,709,210)
	Other Assets Less Liabilities – (1.3)%				(12,312,211)
	Net Assets Applicable to Common Shares – 100%				$ 907,345,086

Investments in Derivatives
Futures Contracts - Short
						Variation
					Unrealized	Margin
	Number of	Expiration	Notional		Appreciation	Receivable/
Description	Contracts	Date	Amount	Value	(Depreciation)	(Payable)
U.S. Treasury 10-Year Note	(503)	6/21	$ (67,487,533)	$ (66,411,719)	$1,075,815	$(23,578)
U.S. Treasury Ultra Bond	(152)	6/21	(28,380,619)	(28,257,750)	122,869	(47,500)
U.S. Treasury Long Bond	(122)	6/21	(18,947,807)	(19,184,500)	(236,693)	(7,625)
Total			$(114,815,960)	$(113,853,969)	$ 961,991	$(78,703)
Total receivable for variation margin on futures contracts						—
Total payable for variation margin on futures contracts						$(78,703)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $40,723,566 have been pledged as collateral for reverse repurchase agreements.

(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Borrowings as a percentage of Total Investments is 13.3%.
(8)
The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(9)	Reverse Repurchase Agreements as a percentage of Total Investments is 2.6%.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AMT	Alternative Minimum Tax.
UB
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Statement of Assets and Liabilities
April 30, 2021 (Unaudited)

	NVG	NZF	NMZ	NMCO	NDMO
Assets
Long-term investments, at value (cost $5,156,705,640,
$3,307,176,201, $1,656,687,901, $1,169,246,974
and $1,266,294,281, respectively)	$5,786,427,285	$3,737,239,610	$1,761,060,481	$1,237,663,979	$1,327,856,507
Short-term investments, at value ($—, $—, $—, $798,107, $—)	—	—	—	865,417	—
Cash	980,990	—	160,712,310	8,733,635	16,628,183
Cash collateral at brokers for investments in futures contracts[1]	—	—	—	—	2,405,775
Receivable for:
Dividends	—	2,941	—	—	—
Interest	237,020,341	66,418,211	276,694,105	31,597,374	95,294,240
Investments sold	37,381,670	27,657,198	8,978,433	7,054,172	14,945,280
Shares sold	—	—	1,759,290	—	—
Deferred offering costs	—	—	208,848	220,000	—
Other assets	2,132,643	938,249	122,395	103,667	48,481
Total assets	6,063,942,929	3,832,256,209	2,209,535,862	1,286,238,244	1,457,178,466
Liabilities
Cash overdraft	—	5,974,283	—	—	—
Borrowings	—	—	—	—	176,900,000
Reverse repurchase agreements, including
accrued interest	—	—	—	—	34,709,210
Floating rate obligations	187,925,000	14,400,000	434,618,000	21,996,000	196,590,000
Payable for:
Dividends	13,646,657	8,905,662	5,507,418	3,187,655	3,793,979
Interest[2]	164,831,704	20,246,713	247,417,256	11,550,440	79,965,054
Investments purchased – regular settlement	4,761,619	3,416,314	1,071,128	—	7,044,549
Investments purchased – when-issued/
delayed-delivery settlement	42,803,989	—	11,238,260	—	49,582,163
Offering costs	—	—	235,001	—	—
Variation margin on futures contracts	—	—	—	—	78,703
Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares,
net of deferred offering costs (liquidation preference
$112,000,000, $—, $257,000,000, $— and $—, respectively)	111,918,480	—	256,636,154	—	—
MuniFund Preferred (“MFP”) Shares, net of deferred
offering costs (liquidation preference $405,400,000,
$641,000,000, $—, $450,000,000 and $—, respectively)	404,082,522	640,028,521	—	448,852,763	—
Variable Rate Demand Preferred (“VRDP”) Shares, net of
deferred offering costs (liquidation preference $1,411,600,000,
$727,000,000, $—, $— and $—, respectively)	1,408,136,995	722,640,864	—	—	—
Accrued expenses:
Management fees	2,862,135	1,869,644	1,005,257	907,260	875,270
Trustees fees	1,243,349	817,795	137,384	25,881	15,695
Shelf offering costs	—	—	174,284	198,557	16,000
Other	901,688	659,213	303,951	244,939	262,757
Total liabilities	2,343,114,138	1,418,959,009	958,344,093	486,963,495	549,833,380
Commitments and contingencies (Note 8)
Net assets applicable to common shares	$3,720,828,791	$2,413,297,200	$1,251,191,769	$ 799,274,749	$ 907,345,086
Common shares outstanding	213,370,544	142,125,906	86,969,499	53,276,080	56,908,892
Net asset value (“NAV”) per common share outstanding	$ 17.44	$ 16.98	$ 14.39	$ 15.00	$ 15.94
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$ 2,133,705	$ 1,421,259	$ 869,695	$ 532,761	$ 569,089
Paid-in surplus	3,082,824,003	2,008,031,222	1,133,611,978	798,487,595	853,141,885
Total distributable earnings	635,871,083	403,844,719	116,710,096	254,393	53,634,112
Net assets applicable to common shares	$3,720,828,791	$2,413,297,200	$1,251,191,769	$ 799,274,749	$ 907,345,086
Authorized shares:
Common	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Preferred	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

1	Cash pledged to collateralize the net payment obligations for investments in derivatives.
2	Excludes accrued interest on reverse repurchase agreements, which is recognized above.

See accompanying notes to financial statements.

Statement of Operations
Six Months Ended April 30, 2021 (Unaudited)

	NVG	NZF	NMZ	NMCO	NDMO
Investment Income	$117,657,047	$ 76,787,590	$ 40,296,854	$ 31,347,593	$19,984,990
Expenses
Management fees	17,233,909	11,225,912	5,698,895	5,337,705	4,946,898
Interest expense and amortization of offering costs	3,530,482	6,723,251	1,942,307	2,388,367	1,095,572
Liquidity fees	5,300,759	802,940	—	406,974	—
Remarketing fees	1,011,388	49,000	—	50,278	—
Custodian fees	225,928	157,081	78,165	82,003	42,215
Trustees fees	82,101	54,787	18,521	16,982	13,553
Professional fees	537,658	126,081	76,607	91,391	89,094
Shareholder reporting expenses	147,579	96,287	50,269	38,245	38,858
Shareholder servicing agent fees	48,752	22,654	7,298	—	141
Stock exchange listing fees	28,755	19,153	27,243	7,182	—
Investor relations expenses	98,359	65,046	24,535	19,055	46,904
Other	164,002	63,601	186,190	47,441	196,688
Total expenses	28,409,672	19,405,793	8,110,030	8,485,623	6,469,923
Net investment income (loss)	89,247,375	57,381,797	32,186,824	22,861,970	13,515,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	2,539,820	2,742,270	2,570,821	3,409,741	6,949,167
Change in net unrealized appreciation (depreciation) of:
Investments	157,749,684	141,489,510	94,290,858	110,311,367	62,855,885
Futures contracts	—	—	—	—	961,991
Net realized and unrealized gain (loss)	160,289,504	144,231,780	96,861,679	113,721,108	70,767,043
Net increase (decrease) in net assets applicable to
common shares from operations	$249,536,879	$201,613,577	$129,048,503	$136,583,078	$84,282,110

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	NVG		NZF
	Six Months		Six Months
	Ended		Ended
	4/30/21	Year Ended	4/30/21	Year Ended
	(Unaudited)	10/31/20	(Unaudited)	10/31/20
Operations
Net investment income (loss)	$ 89,247,375	$ 174,547,176	$ 57,381,797	$ 113,578,493
Net realized gain (loss) from investments	2,539,820	20,352,040	2,742,270	(13,050,569)
Change in net unrealized appreciation (depreciation) of:
Investments	157,749,684	(104,484,643)	141,489,510	(88,994,829)
Futures contracts	—	—	—	—
Net increase (decrease) in net assets applicable to
common shares from operations	249,536,879	90,414,573	201,613,577	11,533,095
Distributions to Common Shareholders
Dividends	(105,063,656)	(175,828,479)	(56,281,858)	(107,589,117)
Decrease in net assets applicable to common shares from
distributions to common shareholders	(105,063,656)	(175,828,479)	(56,281,858)	(107,589,117)
Capital Share Transactions
Common shares:
Proceeds from sale of shares, net of offering costs	—	—	—	—
Proceeds from shelf offering, net of offering costs	—	—	—	—
Net proceeds from shares issued to shareholders
due to reinvestment of distributions	—	—	—	—
Issued in the merger	—	184,807,196	—	—
Net increase (decrease) in net assets applicable to
common shares from capital share transactions	—	184,807,196	—	—
Net increase (decrease) in net assets applicable to
common shares	144,473,223	99,393,290	145,331,719	(96,056,022)
Net assets applicable to common shares at the
beginning of period	3,576,355,568	3,476,962,278	2,267,965,481	2,364,021,503
Net assets applicable to common shares at the end
of period	$3,720,828,791	$3,576,355,568	$2,413,297,200	$2,267,965,481

See accompanying notes to financial statements.

	NMZ		NMCO
	Six Months		Six Months
	Ended		Ended
	4/30/21	Year Ended	4/30/21	Year Ended
	(Unaudited)	10/31/20	(Unaudited)	10/31/20
Operations
Net investment income (loss)	$ 32,186,824	$ 54,821,399	$ 22,861,970	$ 37,835,962
Net realized gain (loss) from investments	2,570,821	1,845,773	3,409,741	(76,019,228)
Change in net unrealized appreciation (depreciation) of:
Investments	94,290,858	(64,189,142)	110,311,367	(43,965,731)
Futures contracts	—	—	—	—
Net increase (decrease) in net assets applicable to
common shares from operations	129,048,503	(7,521,970)	136,583,078	(82,148,997)
Distributions to Common Shareholders
Dividends	(31,719,826)	(57,470,993)	(19,818,702)	(38,645,307)
Decrease in net assets applicable to common shares from
distributions to common shareholders	(31,719,826)	(57,470,993)	(19,818,702)	(38,645,307)
Capital Share Transactions
Common shares:
Proceeds from sale of shares, net of offering costs	—	—	—	—
Proceeds from shelf offering, net of offering costs	56,013,050	192,765,554	—	—
Net proceeds from shares issued to shareholders
due to reinvestment of distributions	432,242	576,782	—	258,968
Issued in the merger	—	—	—	—
Net increase (decrease) in net assets applicable to
common shares from capital share transactions	56,445,292	193,342,336	—	258,968
Net increase (decrease) in net assets applicable to
common shares	153,773,969	128,349,373	116,764,376	(120,535,336)
Net assets applicable to common shares at the
beginning of period	1,097,417,800	969,068,427	682,510,373	803,045,709
Net assets applicable to common shares at the end
of period	$1,251,191,769	$1,097,417,800	$799,274,749	$ 682,510,373

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)

	NDMO
		For the period
	Six Months	8/26/20
	Ended	(commencement
	4/30/21	of operations)
	(Unaudited)	through 10/31/20
Operations
Net investment income (loss)	$ 13,515,067	$ 1,525,599
Net realized gain (loss) from investments	6,949,167	(449,948)
Change in net unrealized appreciation (depreciation) of:
Investments	62,855,885	(1,293,659)
Futures contracts	961,991	—
Net increase (decrease) in net assets applicable to
common shares from operations	84,282,110	(218,008)
Distributions to Common Shareholders
Dividends	(26,088,105)	(4,341,885)
Decrease in net assets applicable to common shares from
distributions to common shareholders	(26,088,105)	(4,341,885)
Capital Share Transactions
Common shares:
Proceeds from sale of shares, net of offering costs	—	851,250,000
Proceeds from shelf offering, net of offering costs	—	—
Net proceeds from shares issued to shareholders
due to reinvestment of distributions	2,360,969	—
Issued in the merger	—	—
Net increase (decrease) in net assets applicable to
common shares from capital share transactions	2,360,969	851,250,000
Net increase (decrease) in net assets applicable to
common shares	60,554,974	846,690,107
Net assets applicable to common shares at the
beginning of period	846,790,112	100,005
Net assets applicable to common shares at the end
of period	$907,345,086	$846,790,112

See accompanying notes to financial statements.

Statement of Cash Flows
Six Months Ended April 30, 2021 (Unaudited)

	NVG	NZF	NMZ	NMCO	NDMO
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to
Common Shares from Operations	$249,536,879	$ 201,613,577	$ 129,048,503	$ 136,583,078	$ 84,282,110
Adjustments to reconcile the net increase (decrease) in
net assets applicable to common shares from operations
to net cash provided by (used in) operating activities:
Purchases of investments	(402,872,367)	(319,958,407)	(125,384,606)	(94,546,324)	(700,265,538)
Proceeds from sales and maturities of investments	422,794,490	341,912,765	54,065,211	76,932,156	336,294,213
Proceeds from (Purchases of) short-term investments, net	—	—	—	14,469,743	—
Payment-in-kind distributions	—	(4,200)	—	—	—
Taxes paid	(509,607)	(30,648)	(10,035)	(11,581)	—
Amortization (Accretion) of premiums and discounts, net	(3,679,030)	(4,272,545)	(387,425)	(1,644,491)	2,825,807
Amortization of deferred offering costs	174,578	132,215	8,797	229,947	—
(Increase) Decrease in:
Receivable for dividends and interest	(163,512,247)	(17,574,176)	(248,086,287)	(12,747,017)	(88,830,740)
Receivable for investments sold	(20,039,525)	(20,157,691)	(3,035,022)	(2,394,172)	11,385,156
Other assets	(229,457)	(118,786)	(9,605)	(22,840)	(47,641)
Increase (Decrease) in:
Payable for interest	164,394,936	20,202,029	246,384,166	11,497,859	79,916,943
Payable for investments purchased – regular settlement	4,761,619	3,416,314	(1,428,872)	(1,249,022)	(3,986,127)
Payable for investments purchased – when-issued/
delayed-delivery settlement	16,525,618	(8,054,279)	4,722,590	(2,180,119)	(3,517,935)
Payable for offering costs	—	—	235,001	—	—
Payable for variation margin on futures contracts	—	—	—	—	78,703
Accrued management fees	(38,536)	(1,740)	105,878	62,759	295,437
Accrued Trustees fees	254,684	167,437	35,005	17,337	13,413
Accrued other expenses	443,152	250,967	135,887	93,036	164,602
Net realized (gain) loss from:
Investments	(2,539,820)	(2,742,270)	(2,570,821)	(3,409,741)	(6,949,167)
Paydowns	3,335	(96,253)	(6,893)	(345,677)	542
Change in net unrealized (appreciation) depreciation of
investments	(157,749,684)	(141,489,510)	(94,290,858)	(110,311,367)	(62,855,885)
Net cash provided by (used in) operating activities	107,719,018	53,194,799	(40,469,386)	11,023,564	(351,196,107)

See accompanying notes to financial statements.

Statement of Cash Flows (Unaudited) (continued)

	NVG	NZF	NMZ	NMCO	NDMO
Cash Flows from Financing Activities:
Proceeds from borrowings	$ 32,950,827	$ —	$ —	$ —	$ 176,900,000
(Repayments of) borrowings	(32,950,827)	—	—	—	—
Proceeds from reverse repurchase agreements	11,000,000	—	—	—	—
(Repayments of) repurchase agreements	(11,000,000)	—	—	—	34,709,210
Proceeds from AMTP Shares issued, at liquidation preference	—	—	170,000,000	—	—
(Payments for) deferred offering costs	—	—	(255,000)	(220,000)	—
Proceeds from shelf offering, net of offering costs	—	—	54,280,909	—	—
Increase (Decrease) in:
Cash overdraft	—	4,956,168	—	—	—
Accrued shelf offering costs	—	—	(16,714)	198,557	16,000
Proceeds from floating rate obligations	225,000	—	567,000	73,000	52,500,000
(Repayments of) floating rate obligations	(3,375,000)	(1,875,000)	—	—	—
Cash distribution paid to common shareholders	(105,051,615)	(56,275,967)	(30,842,017)	(19,822,122)	(23,757,124)
Net cash provided by (used in) financing activities	(108,201,615)	(53,194,799)	193,734,178	(19,770,565)	240,368,086
Net Increase (Decrease) in Cash and Cash
Collateral at Brokers	(482,597)	—	153,264,792	(8,747,001)	(110,828,021)
Cash and cash collateral at brokers at the beginning
of period	1,463,587	—	7,447,518	17,480,636	129,861,979
Cash and cash collateral at brokers at the end of period	$ 980,990	$ —	$ 160,712,310	$ 8,733,625	$ 19,033,958

The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
	NVG	NZF	NMZ	NMCO	NDMO
Cash	$ 980,990	$ —	$ 160,712,310	$ 8,733,635	$ 16,628,183
Cash collateral at brokers for investments in futures	—	—	—	—	2,405,775
Total cash and cash collateral at brokers	$ 980,990	$ —	$ 160,712,310	$ 8,733,635	$ 19,033,958

Supplemental Disclosure of Cash Flow Information
Cash paid for interest on borrowings (excluding borrowing
and amortization of offering costs)	$(161,042,654)	$ (13,622,353)	$(244,450,656)	$ (9,162,069)	$ (79,312,825)
Non-cash financing activities not included herein consists
of reinvestments of common share distributions	—	—	432,242	—	2,360,969

THIS PAGE INTENTIONALLY LEFT BLANK

Financial Highlights
Selected data for a common share outstanding throughout each period:

					Less Distributions to
		Investment Operations			Common Shareholders			Common Share

						From
	Beginning	Net	Net		From	Accumulated
	Common	Investment	Realized/		Net	Net			Ending
	Share	Income	Unrealized		Investment	Realized		Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	Income	Gains	Total	NAV	Price
NVG
Year Ended 10/31:
2021(e)	$16.76	$0.42	$ 0.76	$ 1.18	$(0.41)	$(0.09)	$(0.50)	$17.44	$17.20
2020	17.17	0.82	(0.41)	0.41	(0.79)	(0.03)	(0.82)	16.76	15.62
2019	15.48	0.79	1.72	2.51	(0.79)	(0.03)	(0.82)	17.17	16.45
2018	16.39	0.81	(0.88)	(0.07)	(0.84)	—	(0.84)	15.48	13.40
2017	16.64	0.84	(0.19)	0.65	(0.87)	(0.03)	(0.90)	16.39	15.17
2016	16.03	0.73	0.77	1.50	(0.86)	(0.03)	(0.89)	16.64	15.05

NZF
Year Ended 10/31:
2021(e)	15.96	0.40	1.02	1.42	(0.40)	—	(0.40)	16.98	16.56
2020	16.63	0.80	(0.71)	0.09	(0.76)	—	(0.76)	15.96	14.74
2019	15.07	0.75	1.60	2.35	(0.79)	—	(0.79)	16.63	16.03
2018	16.03	0.81	(0.94)	(0.13)	(0.83)	—	(0.83)	15.07	13.29
2017	16.34	0.87	(0.29)	0.58	(0.89)	—*	(0.89)	16.03	15.01
2016	15.75	0.72	0.74	1.46	(0.87)	—	(0.87)	16.34	14.82

(a)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

				Common Share Supplemental Data/
				Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets		Ratio to Average Net Assets
			Before Reimbursement(b)		After Reimbursement(b)
	Based	Ending
Based	on	Net		Net		Net	Portfolio
on	Share	Assets		Investment		Investment	Turnover
NAV(a)	Price(a)	(000)	Expenses	Income (Loss)	Expenses	Income (Loss)	Rate(c)

7.05%	13.41%	$3,720,829	1.55%**	4.88%**	N/A	N/A	7%
2.53	0.06	3,576,356	1.98	4.89	N/A	N/A	15
16.52	29.47	3,476,962	2.49	4.82	N/A	N/A	6
(0.50)	(6.49)	3,134,970	2.40	5.02	N/A	N/A	15
4.25	7.10	3,319,775	2.05	5.26	2.04%(d)	5.27%(d)	18
9.40	13.46	3,370,157	1.81	4.87	1.75(d)	4.93(d)	21

8.92	15.15	2,413,297	1.64**	4.86**	N/A	N/A	9
0.58	(3.34)	2,267,965	2.04	4.95	N/A	N/A	21
15.90	27.08	2,364,022	2.60	4.68	N/A	N/A	12
(0.85)	(6.21)	2,141,680	2.43	5.17	N/A	N/A	25
3.88	7.61	2,278,904	2.12	5.58	2.11(d)	5.59(d)	21
9.36	13.26	2,321,756	1.86	5.03	1.81(d)	5.08(d)	20

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.

• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 5 – Fund Shares), and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

NVG		NZF
Year Ended 10/31:		Year Ended 10/31:
2021(e)	0.54%**	2020(e)	0.64%**
2020	0.97	2020	1.01
2019	1.47	2019	1.55
2018	1.37	2018	1.38
2017	1.02	2017	1.09
2016	0.78	2016	0.84

(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(d)	During the fiscal years ended October 31, 2017 and October 31, 2016, the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with its reorganization.
(e)	Unaudited. For the six months ended April 30, 2021.
N/A	Fund does not have or no longer has a contractual reimbursement with the Adviser.
*	Rounds to less than $0.01 per share.
**	Annualized

See accompanying notes to financial statements.

Financial Highlights (continued)
Selected data for a common share outstanding throughout each period:

					Less Distributions to
		Investment Operations			Common Shareholders				Common Share
								Premium
								Per
						From		Share
	Beginning	Net	Net		From Accumulated			Sold
	Common Investment		Realized/		Net	Net		through	Shelf		Ending
	Share	Income	Unrealized		Investment	Realized		Shelf	Offering	Ending	Share
	NAV	(Loss) Gain (Loss)		Total	Income	Gains	Total	Offering	Costs	NAV	Price

NMZ
Year Ended 10/31:
2021(e)	$13.22	$0.37	$ 1.17	$ 1.54	$(0.38)	$ —	$(0.38)	$0.01	$ —*	$14.39	$14.84
2020	14.04	0.70	(0.82)	(0.12)	(0.73)	—	(0.73)	0.03	—*	13.22	13.22
2019	12.77	0.76	1.20	1.96	(0.70)	—	(0.70)	0.01	—	14.04	14.22
2018	13.47	0.82	(0.78)	0.04	(0.74)	—	(0.74)	—*	—	12.77	11.76
2017	13.68	0.80	(0.22)	0.58	(0.81)	—	(0.81)	0.02	—	13.47	13.53
2016	13.66	0.86	0.04	0.90	(0.91)	—	(0.91)	0.03	—	13.68	13.32

NMCO
Year Ended 10/31:
2021(e)	12.81	0.43	2.13	2.56	(0.37)	—	(0.37)	—	—	15.00	14.79
2020	15.08	0.71	(2.25)	(1.54)	(0.73)	—	(0.73)	—	—	12.81	11.68
2019(d)	15.00	0.04	0.04	0.08	—	—	—	—	—	15.08	15.39

(a)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

			Common Share Supplemental Data/
			Ratios Applicable to Common Shares
Common Share Total Returns
			Ratios to Average Net Assets(b)
	Based	Ending
Based	on	Net		Net	Portfolio
on	Share	Assets		Investment	Turnover
NAV(a)	Price(a)	(000)	Expenses	Income (Loss)	Rate(c)

11.69%	15.26%	$1,251,192	1.38%**	5.47%**	3%
(0.49)	(1.84)	1,097,418	1.68	5.19	10
15.75	27.45	969,068	2.20	5.67	15
0.25	(7.93)	818,439	1.95	6.17	11
4.73	8.04	853,745	1.54	6.14	10
6.91	3.34	788,577	1.28	6.27	11

20.16	30.11	799,275	2.25	6.07	8
(10.33)	(19.78)	682,510	2.41	5.24	70
0.53	2.60	803,046	1.01**	2.58**	8

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund.

• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 5 – Fund Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

NMZ		NMCO
Year Ended 10/31:		Year Ended 10/31:
2021(e)	0.33%**	2021(e)	0.76%**
2020	0.66	2020	1.00
2019	1.16	2019(d)	0.05**
2018	0.91
2017	0.49
2016	0.24

(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(d)	For the period September 16, 2019 (commencement of operations) through October 31, 2019.
(e)	Unaudited. For the six months ended April 30, 2021.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)
Selected data for a common share outstanding throughout each period:

Less Distributions to
		Investment Operations			Common Shareholders			Common Share
From
	Beginning	Net	Net		From	Accumulated
	Common	Investment	Realized/		Net	Net			Ending
	Share	Income	Unrealized		Investment	Realized		Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	Income	Gains	Total	NAV	Price
NDMO
Year Ended 10/31:
2021(e)	$14.92	$0.24	$ 1.24	$1.48	$(0.46)	$ —	$(0.46)	$15.94	$16.60
2020(d)	15.00	0.03	(0.03)	—	(0.08)	—	(0.08)	14.92	15.00

(a)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

			Common Share Supplemental Data/
			Ratios Applicable to Common Shares
Common Share Total Returns
			Ratios to Average Net Assets
	Based	Ending
Based	on	Net		Net	Portfolio
on	Share	Assets		Investment	Turnover
NAV(a)	Price(a)	(000)	Expenses(b)	Income (Loss)	Rate(c)

9.99%	13.93%	$907,345	1.46%*	3.06%*	28%
(0.02)	0.51	846,790	0.89*	1.06*	4

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings and/or reverse repurchase agreements, where applicable.

• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings and/or reverse repurchase agreements (as described in Note 9 – Borrowing Arrangements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

NDMO
Year Ended 10/31:
2021(e)	0.25%*
2020(d)	0.03*

(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(d)	For the period August 26, 2020 (commencement of operations) through October 31, 2020.
(e)	Unaudited. For the six months ended April 30, 2021.
*	Annualized.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

											AMTP, iMTP,
											MFP, VMTP
											and /or
											VRDP Shares
	AMTP Shares		iMTP Shares		MFP Shares		VMTP Shares		VRDP Shares		at the End
	at the End of Period		at the End of Period		at the End of Period		at the End of Period		at the End of Period		of the Period
											Asset
	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset	Coverage
	Amount	Coverage	Amount	Coverage	Amount	Coverage	Amount	Coverage	Amount	Coverage	Per $1
	Outstanding	Per $100,000	Outstanding	Per $5,000	Outstanding	Per $100,000	Outstanding	Per $100,000	Outstanding	Per $100,000	Liquidation
	(000)	Share	(000)	Share	(000)	Share(a)	(000)	Share	(000)	Share	Preference
NVG
Year Ended 10/31:
2021(c)	$112,000	$292,889	$ —	$ —	$405,400	$292,889	$ —	$ —	$1,411,600	$292,889	$2.93
2020	112,000	285,399	—	—	405,400	285,399	—	—	1,411,600	285,399	2.85
2019	—	—	—	—	405,400	291,357	—	—	1,411,600	291,357	2.91
2018	—	—	—	—	405,400	272,535	—	—	1,411,600	272,535	2.73
2017	—	—	—	—	—	—	240,400	300,955	1,411,600	300,955	3.01
2016	—	—	—	—	—	—	240,400	304,005	1,411,600	304,005	3.04

NZF
Year Ended 10/31:
2021(c)	—	—	—	—	641,000	276,411	—	—	727,000	276,411	2.76
2020	—	—	—	—	641,000	265,787	—	—	727,000	265,787	2.66
2019	—	—	—	—	641,000	272,809	—	—	727,000	272,809	2.73
2018	—	—	—	—	641,000	256,556	—	—	727,000	256,556	2.57
2017	—	—	—	—	150,000	287,873	336,000	287,873	727,000	287,873	2.88
2016	—	—	150,000	14,570	—	—	336,000	291,406	727,000	291,406	2.91

(a)
NVG’s Series B MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share. The asset coverage per $1,000 share for NVG’s Series B MFP Shares were as follows:

Asset
Coverage
Per $1,000
NVG	Share
Series B
Year Ended 10/31:
2021(c)	$2,929
2020	2,854
2019	2,914
2018	—
2017	—
2016	—

See accompanying notes to financial statements.

	Borrowings		AMTP Shares		MFP Shares		VMTP Shares
	at the End of Period		at the End of Period		at the End of Period		at the End of Period
	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset
	Amount	Coverage	Amount	Coverage	Amount	Coverage	Amount	Coverage
	Outstanding	Per $1,000	Outstanding	Per $100,000	Outstanding	Per $100,000	Outstanding	Per $100,000
	(000)	Share	(000)	Share	(000)	Share	(000)	Share

NMZ
Year Ended 10/31:
2021(c)	$ —	$ —	$257,000	$ 586,845	$ —	$ —	$ —	$ —
2020	—	—	87,000	1,361,400	—	—	—	—
2019	—	—	87,000	1,213,872	—	—	—	—
2018	—	—	87,000	1,040,734	—	—	—	—
2017	—	—	—	—	—	—	87,000	1,081,317
2016	—	—	—	—	—	—	87,000	1,006,411

NMCO
Year Ended 10/31:
2021(c)	—	—	—	—	450,000	277,617	—	—
2020	—	—	—	—	450,000	251,669	—	—
2019(b)	—	—	—	—	—	—	—	—

NDMO
Year Ended 10/31:
2021 (c)	176,900	6,129	—	—	—	—	—	—
2020 (d)	—	—	—	—	—	—	—	—

(b)	For the period September 16, 2019 (commencement of operations) through October 31, 2019.
(c)	Unaudited. For the six months ended April 30, 2021.
(d)	For the period August 26, 2020 (commencement of operations) through October 31, 2020.

See accompanying notes to financial statements.

Notes to
Financial Statements (Unaudited)
1. General Information

Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):
•	Nuveen AMT-Free Municipal Credit Income Fund (NVG)
•	Nuveen Municipal Credit Income Fund (NZF)
•	Nuveen Municipal High Income Opportunity Fund (NMZ)
•	Nuveen Municipal Credit Opportunities Fund (NMCO)
•	Nuveen Dynamic Municipal Opportunities Fund (NDMO)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NVG, NZF, NMZ, NMCO and NDMO were organized as Massachusetts business trusts on July 12, 1999, March 21, 2001, October 8, 2003, April 18, 2019 and November 4, 2019, respectively.
The end of the reporting period for the Funds is April 30, 2021 and the period covered by these Notes to Financial Statements is for the six months ended April 30, 2021 (the “current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Common Shareholders
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes amortization of premiums and accretion of discounts for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of

Notes to Financial Statements (Unaudited) (continued)
observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Futures contracts are valued using closing settlement price or, in the absence of such a price, the last traded price and are generally classified as level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NVG	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds*	$ —	$5,759,455,323	$7,485,500***	$5,766,940,823
Common Stock**	—	19,486,462****	—	19,486,462
Total	$ —	$5,778,941,785	$7,485,500	$5,786,427,285

NZF
Long-Term Investments:
Municipal Bonds*	$ —	$3,700,604,919	$393,446***	$3,700,998,365
Common Stock**	—	34,264,852****	—	34,264,852
Investment Companies	1,976,393	—	—	1,976,393
Total	$1,976,393	$3,734,869,771	$393,446	$3,737,239,610

NMZ
Long-Term Investments:
Municipal Bonds*	$ —	$1,722,492,061	$ 4,087,801***	$1,726,579,862
Common Stock**	4,941,604	21,633,463****	—	26,575,067
Corporate Bonds**	—	7,777,450	128,102***	7,905,552
Total	$4,941,604	$1,751,902,974	$ 4,215,903	$1,761,060,481

NMCO
Long-Term Investments:
Municipal Bonds*	$ —	$1,208,299,596	$2,605,000***	$1,210,904,596
Common Stock**	—	24,753,623****	—	24,753,623
Exchange-Traded Funds	2,005,760	—	—	2,005,760
Short-Term Investments:
Municipal Bonds*	—	865,417	—	865,417
Total	$2,005,760	$1,233,918,636	$2,605,000***	$1,238,529,396

NDMO
Long-Term Investments:
Municipal Bonds*	$ —	$1,325,848,182	$ —	$1,325,848,182
Corporate Bonds**	—	2,008,325	—	2,008,325
Investments in Derivatives
Futures Contracts*****	961,991	—	—	961,991
Total	$961,991	$1,327,856,507	$ —	$1,328,818,498

*	Refer to the Fund’s Portfolio of Investments for state classifications.
**	Refer to the Fund’s Portfolio of Investments for industry classifications.
***	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
****	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
*****	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in Note 5 – Fund Shares.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”) in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an

Notes to Financial Statements (Unaudited) (continued)
“Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NVG	NZF	NMZ	NMCO	NDMO
Floating rate obligations: self-deposited Inverse Floaters	$181,925,000	$14,400,000	$434,618,000	$21,996,000	$196,590,000
Floating rate obligations: externally-deposited Inverse Floaters	74,675,000	11,095,000	65,140,000	—	—
Total	$256,600,000	$25,495,000	$499,758,000	$21,996,000	$196,590,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NVG	NZF	NMZ	NMCO	NDMO
Average floating rate obligations outstanding	$184,484,836	$15,895,902	$434,261,689	$21,950,126	$159,765,191
Average annual interest rate and fees	0.64%	0.68%	1.75%	0.71%	0.76%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations – Recourse Trusts	NVG	NZF	NMZ	NMCO	NDMO
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$179,180,000	$ 6,900,000	$409,838,000	$21,996,000	$196,590,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	62,320,000	9,420,000	65,140,000	—	—
Total	$241,500,000	$16,320,000	$474,978,000	$21,996,000	$196,590,000

Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:

	NVG	NZF	NMZ	NMCO	NDMO
Purchases	$402,872,367	$319,958,407	$125,384,606	$94,546,324	$700,265,538
Sales and maturities	$422,794,490	$341,912,765	$54,065,211	$76,932,156	$336,294,213

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Notes to Financial Statements (Unaudited) (continued)
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current reporting period, NDMO managed the duration of its portfolio by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

NDMO
Average notional amount of futures contracts outstanding*	$114,815,960

* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
The following table presents the fair value of all futures contracts held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
			Location on the Statement of Assets and Liabilities
Underlying Risk	Derivative		Asset Derivatives		(Liability) Derivatives
Exposure	Instrument	Location		Value	Location	Value
NDMO
Interest rate	Futures contracts	—		$ —	Payable for variation margin	$1,198,684
					on futures contracts*
					Payable for variation margin
					on futures contracts*	$(236,693)

* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the daily asset and/or liability derivatives location as described in the table above.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

			Net Realized	Change in Net Unrealized
	Underlying Risk	Derivative	Gain (Loss) from	Appreciation (Depreciation) of
Fund	Exposure	Instrument	Futures Contracts	Futures contracts
NDMO	Interest rate	Futures contracts	$ —	$961,991

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5. Fund Shares
Common Shares
Common Shares Equity Shelf Programs and Offering Costs
NMZ and NMCO have filed a registration statement with the Securities and Exchange Commission (“SEC”) authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during a prior or current fiscal period.
Under these Shelf Offerings, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In each event the Fund’s Shelf Offering registration statement is no longer current, the Funds may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Additional authorized common shares, common shares sold and offering proceeds, net of offering costs under the Funds’ Shelf Offering during the Funds’ current and prior fiscal period were as follows:

	NMZ		NCMO
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/21*	10/31/20	4/30/21**	10/31/20
Additional authorized common shares	13,340,607	19,500,000	—	—
Maximum aggregate offering	Unlimited	—	90,000,000	—
Common shares sold	3,929,090	13,935,297	—	—
Offering proceeds, net of offering costs	$56,013,050	$192,765,554	—	—

*	For the period March 8, 2021 through April 30, 2021. The Fund carried forward 13,340,607 common shares from the 19,500,000 additional previously authorized common shares.
**	For the period March 25, 2021 through April 30, 2021.

Costs incurred by the Fund in connection with its initial shelf registration are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Funds to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

NVG
	Six Months		Year
	Ended		Ended
	4/30/21		10/31/20
Common shares:
Issued in the Merger	—		10,817,649

		NMZ
	Six Months		Year
	Ended		Ended
	4/30/21		10/31/20
Common shares:
Issued to shareholders due to reinvestment of distributions	31,033		42,176
Sold through shelf offering	3,929,090		13,935,297
Weighted average common share:
Premium to NAV per shelf offering share sold	1.79%		1.38%

Notes to Financial Statements (Unaudited) (continued)

	NMCO*		NDMO*
				For the
				period 8/26/20
				(commencement
	Six Months	Year	Six Months	of operations)
	Ended	Ended	Ended	through
	4/30/21	10/31/20	4/30/21	10/31/20
Common shares:
Issued to shareholders due to reinvestment of distributions	—	19,413	152,225	—
Sold	—	—	—	56,750,000

* Prior to the commencement of operations, the Adviser purchased 6,667 shares, which are still held as of the end of the reporting period.

Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares
The following Funds have issued and have outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NVG and NMZ had $111,918,480 and $256,636,154 AMTP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Liquidation
Fund	Series	Outstanding	Preference
NVG	2028	1,120	$112,000,000
NMZ	2028	870	$ 87,000,000
	2031	1,700	170,000,000

Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate. Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Funds may be obligated to redeem a certain amount of the AMTP Shares if the Funds fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for each Fund’s AMTP Shares are as follows:

	Notice		Term	Premium
Fund	Period	Series	Redemption Date	Expiration Date
NVG	540-day	2028	December 1, 2028**	February 13, 2019
NMZ	360-day	2028	March 1, 2028**	August 31, 2018
	360-day	2031	April 1, 2031**	April 18, 2022
** Subject to early termination by either the Fund or the holder.

The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NVG	NMZ
Average liquidation preference of AMTP Shares outstanding	$112,000,000	$98,270,718
Annualized dividend rate	0.89%	0.93%

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’

Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
NMZ incurred offering costs of $255,000 in connection with its offering of AMTP Shares, which were recorded as a deferred charge, and are being amortized over the life of the shares. These offering costs are recognized as components of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares
The following Funds have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 ($1,000 for NVG’s Series B) liquidation preference per share. These MFP Shares were issued via private placement and are not publically available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Fund may establish additional mode structures with the MFP Share.

• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of their shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccess-
ful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.

Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.

• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.

The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.

• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enables its shareholders to require a liquidity provider, with which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.

The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Notes to Financial Statements (Unaudited) (continued)
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with the Funds’ offering of MFP Shares were recorded as deferred charges, which are amortized over the life of the shares. These offering costs are recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, NVG, NZF and NMCO had $404,082,522, $640,028,521 and $448,852,763 of MFP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows:

						Mode
		Shares	Liquidation	Term		Termination
Fund	Series	Outstanding	Preference	Redemption Date	Mode	Date
NVG	A	2,054	$205,400,000	January 3, 2028	VRM	January 3, 2028*
	B	200,000	200,000,000	March 1, 2029	VRRM	N/A
NZF	A	1,500	$150,000,000	May 1, 2047	VRM	May 4, 2022
	B	1,550	155,000,000	February 3, 2048	VRM	February 3, 2048*
	C	3,360	336,000,000	June 1, 2048	VRM	June 21, 2023
NMCO	A	1,000	$100,000,000	October 1, 2031	VRDM	N/A
	B	2,250	225,000,000	October 1, 2031	VRM	December 28, 2022
	C	1,250	125,000,000	October 1, 2031	VRM	February 16, 2022
* Subject to earlier termination by either the Fund or the holder.

The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:

	NVG	NZF	NMCO
Average liquidation preference of MFP Shares outstanding	$405,400,000	$641,000,000	$450,000,000
Annualized dividend rate	0.70%	1.15%	1.01%

Variable Rate Demand Preferred Shares
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NVG and NZF had $1,408,136,995 and $722,640,864 of VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Remarketing	Liquidation
Fund	Series	Outstanding	Fees*	Preference	Maturity
NVG	1	1,790	0.10%	$179,000,000	December 1, 2043
	2	3,854	0.10	$385,400,000	December 1, 2040
	4	1,800	0.10	$180,000,000	June 1, 2046
	5	3,405	0.10	$340,500,000	December 1, 2040
	6	3,267	0.10	$326,700,000	December 1, 2040
NZF	1	2,688	N/A	$268,800,000	March 1, 2040
	2	2,622	N/A	$262,200,000	March 1, 2040
	3	1,960	0.05	$196,000,000	June 1, 2040

*	Remarketing fees as a percentage of aggregate principal amount of all VRDP Shares outstanding of each series.
N/A	Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

NZF’s Series 1 and Series 2 VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. The special rate period will expire on March 1, 2040 for the Fund’s Series 1 and 2 VRDP Shares, but is subject to earlier termination by either the Fund or the holder. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarketing fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by a designated liquidity provider, or the Board may approve a subsequent special rate period.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NVG	NZF
Average liquidation preference of VRDP Shares outstanding	$1,411,600,000	$727,000,000
Annualized dividend rate	0.12%	0.80%

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions
Transactions in preferred shares for the Funds during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables.

Transactions in AMTP Shares for the Funds, where applicable, were as follows:
	Six Months Ended April 30, 2021

NVG	Series	Shares	Amount
AMTP Shares issued	2031	1,700	$170,000,000

	Year Ended October 31, 2020

NVG	Series	Shares	Amount
AMTP Shares issued in connection with the Merger	2028	1,120	$112,000,000

Transactions in MFP Shares for the Funds, where applicable, were as follows:
	Year Ended October 31, 2020

NMCO	Series	Shares	Amount
MFP Shares issued	A	1,000	$100,000,000
	B	2,250	225,000,000
	C	1,250	125,000,000
Total		4,500	$450,000,000

Notes to Financial Statements (Unaudited) (continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2021.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

	NVG	NZF	NMZ	NMCO	NDMO
Tax cost of investments	$4,962,267,405	$3,289,972,768	$1,217,520,996	$1,154,148,599	$1,070,489,764
Gross unrealized:
Appreciation	653,931,843	459,050,007	152,504,374	89,945,263	64,449,948
Depreciation	(17,695,775)	(26,183,639)	(43,583,072)	(27,560,346)	(2,710,356)
Net unrealized appreciation (depreciation) of investments	$ 636,236,068	$ 432,866,368	$ 108,921,302	$ 62,384,917	$ 61,739,592

Permanent differences, primarily due to federal taxes paid, nondeductible offering costs, taxable market discount, nondeductible reorganization expenses, reorganization adjustments, paydowns, and treatment of notional principal contracts, resulted in reclassifications among the Funds’ components of common share net assets as of October 31, 2020, the Funds’ last tax year end.
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of October 31, 2020, the Funds’ last tax year end, were as follows:

	NVG	NZF	NMZ	NMCO	NDMO
Undistributed net tax-exempt income[1]	$ 7,215,271	$5,518,539	$10,923,431	$3,254,558	$1,447,380
Undistributed net ordinary income[2]	2,620,185	891,633	1,999,315	364,252	41,844
Undistributed net long-term capital gains	20,803,556	—	—	—	—

1	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2020 and paid on November 2, 2020.
2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended October 31, 2020 was designated for purposes of the dividends paid deduction as follows:

	NVG	NZF	NMZ	NMCO	NDMO[3]
Distributions from net tax-exempt income	$188,593,024	$128,462,681	$57,189,031	$44,454,196	$4,341,885
Distributions from net ordinary income[2]	578,198	52,126	1,828,548	104,004	—
Distributions from net long-term capital gains	6,121,637	—	—	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any
[3]	For the period August 26, 2020 (commencement of operations) through October 31, 2020.

As of October 31, 2020, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

	NVG[4]	NZF	NMZ	NMCO	NDMO
Not subject to expiration:
Short-term	$1,434,595	$30,169,235	$2,509,306	$68,035,418	$449,926
Long-term	2,040,935	—	—	—	—
Total	$3,475,530	$30,169,235	$2,509,306	$68,035,418	$449,926
4 A portion of NVG’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
During the Funds’ last tax year ended October 31, 2020, the following Fund utilized capital loss carryforwards as follows:

NVG
Utilized capital loss carryforwards	$4,625,194

7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:

	NVG
	NZF	NMZ	NMCO	NDMO
Average Daily Managed Assets*	Fund-Level Fee Rate	Fund-Level Fee Rate	Fund-Level Fee Rate	Fund-Level Fee Rate
For the first $125 million	0.5000%	0.5500%	0.7500%	0.7000%
For the next $125 million	0.4875	0.5375	0.7375	0.6875
For the next $250 million	0.4750	0.5250	0.7250	0.6750
For the next $500 million	0.4625	0.5125	0.7125	0.6625
For the next $1 billion	0.4500	0.5000	0.7000	0.6500
For the next $3 billion	0.4250	0.4750	0.6750	0.6250
For managed assets over $5 billion	0.4125	0.4625	0.6625	0.6125

Notes to Financial Statements (Unaudited) (continued)
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Funds’ daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*
For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of April 30, 2021, the complex-level fee for each Fund was 0.1544%.

Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the following Funds engaged in cross-trades pursuant to these procedures as follows:

Cross-Trades	NZF	NMCO
Purchases	$11,661,624	$812,891
Sales	10,632,310	—
Realized gain/loss	(440,461)	—

8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
NVG, NZF, NMZ and NMCO, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.405 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2021 unless extended or renewed.
The credit facility has the following terms: a 0.10% upfront fee, 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Other expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
NVG
Maximum outstanding balance	$32,950,827

During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

NVG
Utilization period (days outstanding)	4
Average daily balance outstanding	$32,950,827
Average annual interest rate	1.39%

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.
Borrowing Information for NDMO
On November 3, 2020, NDMO entered into a $215 million committed line of credit (“Borrowings”) agreement with its custodian bank, as a means of leverage. The credit agreement expires on November 2, 2021 unless extended or renewed.
Interest is charged on the Borrowings drawn amount for a Base Rate Loan at a rate per annum equal to the higher of (a) one-month LIBOR plus 0.75% or (b) the Federal Funds Rate plus 0.85% or for a LIBOR Loan at a rate per annum equal to the LIBOR Offered Rate plus 0.75%. NDMO also accrues a 0.15% per annum commitment fee on the undrawn balance based on the maximum commitment amount of the Borrowings to the extent the unused portion of the Borrowings is less than 25% of the maximum commitment amount, otherwise the per annum commitment fee is 0.25%. NDMO also incurred a 0.05% upfront fee.
During the current fiscal period, the average daily balance outstanding (which was for the period December 15, 2020 through April 30, 2021) and average annual interest rate on these Borrowings were $141,514,599 and 0.92%, respectively.
In order to maintain these Borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by securities in the Fund’s portfolio of investments.
Borrowings outstanding are recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Reverse Repurchase Agreements
During the current fiscal period NVG utilized reverse repurchase agreements for temporary purposes other than leveraging. During the current fiscal period NDMO utilized reverse repurchase agreements as a means of leverage.
The Fund may enter into a reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of “Interest expense” on the Statement of Operations.
In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. In order to minimize risk, the Fund identifies for coverage securities and cash as collateral with a fair value at least equal to its purchase obligations under these agreements (including accrued interest).

Notes to Financial Statements (Unaudited) (continued)
Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed. The Fund will pledge assets determined to be liquid by the Adviser to cover its obligations under reverse repurchase agreements.
As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:

		Interest	Principal			Value and
Fund	Counterparty	Rate	Amount	Maturity	Value	Accrued Interest
NDMO
	Royal Bank of Canada	0.76%	$(14,700,000)	6/7/21	$(14,700,000)	$(14,702,793)
	Royal Bank of Canada	0.77%	(20,000,000)	6/17/21	(20,000,000)	(20,006,417)
			$(34,700,000)		$(34,700,000)	$(34,709,210)

During the current fiscal period, the average daily balance outstanding and average interest rate on the reverse repurchase agreements were as follows:

	NVG	NDMO
Utilization period (days outstanding)	6	24
Average daily balance outstanding	$(11,000,000)	$(25,512,500)
Average interest rate	0.85%	0.77%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

			Collateral
		Reverse Repurchase	Pledged to
Fund	Counterparty	Agreements*	Counterparty
NDMO	Royal Bank of Canada	$(34,709,210)	$40,723,566
* Represents gross value and accrued interest for the counterparty as reported in the preceding table.
10. Inter-Fund Borrowing and Lending
Inter-Fund Borrowing and Lending
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
11. Subsequent Events
Committed Line of Credit
During June 2021, the Participating Funds renewed the standby credit facility through June 2022. In conjunction with this renewal the commitment amount increased from $2.405 billion to $2.635 billion and the interest rate changed from the higher of a) LIBOR plus 1.25% or b) the Fed Funds rate plus 1.25% to the higher of a) OBFR (Overnight Bank Funding Rate) plus 1.20% or b) the Fed Funds Rate plus 1.20%. The Participating Funds also incurred a 0.05% upfront fee on the increase of the commitment amount. All other terms remain relatively unchanged.

Risk Considerations (Unaudited)
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen AMT-Free Municipal Credit Income Fund (NVG)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NVG.
Nuveen Municipal Credit Income Fund (NZF)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NZF.
Nuveen Municipal High Income Opportunity Fund (NMZ)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NMZ.
Nuveen Municipal Credit Opportunities Fund (NMCO)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NMCO.

Nuveen Dynamic Municipal Opportunities Fund (NDMO)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Debt or fixed income securities such as those municipal securities held by the Fund, are subject to market risk, credit risk, interest rate risk, liquidity risk and income risk. As interest rates rise, bond prices fall. Lower quality municipal securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk, derivatives risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NDMO.

Additional Fund Information (Unaudited)

Board of Trustees
Jack B. Evans	William C. Hunter	Amy B. R. Lancellotta*	Joanne T. Medero*	Albin F. Moschner	John K. Nelson
Judith M. Stockdale	Carole E. Stone	Mathew Thornton III	Margaret L. Wolff	Robert L. Young
* Effective June 1, 2021.

Investment Adviser	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	and Trust Company	Chicago, IL 60603	KPMG LLP	Computershare Trust
Chicago, IL 60606	One Lincoln Street		200 East	Company, N.A.
	Boston, MA 02111		Randolph Street	150 Royall Street
			Chicago, IL 60601	Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases
NVG, NZF, NMZ and NMCO intend to repurchase, through their open-market share repurchase program, shares of their own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
	NVG	NZF	NMZ	NMCO
Common shares repurchased	0	0	0	0

FINRA BrokerCheck
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report (Unaudited)

n Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumula-
tive performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
n Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
n Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage)
and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option
Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
n Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
n Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value.
Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
n Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
n NVG and NZF Custom Blended Fund Performance Benchmark: The Fund Performance Benchmark is an unleveraged index consisting of the returns of the S&P Municipal Bond Index prior to 4/11/16 and thereafter the returns of an 60%/40% blend of the
S&P Municipal Bond Investment Grade Index and the S&P Municipal Bond High Yield Index, respectively. The S&P Municipal Bond
Index is an unmanaged, market value-weighted index designed to measure the performance of tax-exempt municipal bonds. The
S&P Municipal Bond Investment Grade Index is an unmanaged, market value-weighted index designed to measure the perform-
ance of tax-exempt municipal bonds rated investment grade by Standard & Poor’s, Moody’s and/or Fitch. The S&P Municipal Bond
High Yield Index is an unmanaged, market value-weighted index designed to measure the performance of the tax-exempt, high yield municipal bonds. Index returns assume compounding and do not include the effects of any fees or expenses.
n Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables)
less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Glossary of Terms Used in this Report (Unaudited) (continued)

n Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local govern-
ments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
n Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
n S&P Municipal Bond High Yield Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment grade U.S. high yield municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
n S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-
exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
n S&P Municipal Yield Index: An unleveraged, market value-weighted index containing all bonds in the S&P Municipal Bond Index that are non-rated bonds or whose ratings are BB+ by S&P and BA-1 by Moody’s Investors Service, Inc. or lower. This index does not contain bonds that are pre-refunded or escrowed to maturity. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
n Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the resid-
ual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
n Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com
ESA-C-0421D 1668433-INV-B-06/22

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Dynamic Municipal Opportunities Fund

By (Signature and Title) /s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: July 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: July 7, 2021

By (Signature and Title) /s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: July 7, 2021